UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-08821

     Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Variable Trust

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:      301-296-5100

Date of fiscal year end:      December 31

Date of reporting period:      March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Amerigo Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 99.2%
United States of America - 64.3%
Vanguard Dividend Appreciation ETF	205,297	$15,444,493
Technology Select Sector SPDR Fund	258,820	9,408,107
iShares Russell 1000 Growth ETF	98,054	8,485,593
Powershares QQQ Trust Series 1	92,760	8,133,197
iShares MSCI USA Quality Factor ETF[1]	140,630	7,921,674
Energy Select Sector SPDR Fund	83,200	7,409,792
Financial Select Sector SPDR Fund	308,100	6,882,954
Vanguard Large-Capital ETF[1]	74,400	6,399,888
Vanguard Mega Capital ETF[1]	82,699	5,282,812
Consumer Staples Select Sector SPDR Fund[1]	96,800	4,168,208
Health Care Select Sector SPDR Fund	65,410	3,825,831
Vanguard Information Technology ETF	23,500	2,150,955
SPDR S&P 500 ETF Trust	11,147	2,084,935
iShares North American Tech-Software ETF[1]	21,600	1,798,416
iShares US Pharmaceuticals ETF[1]	13,200	1,673,100
iShares S&P 100 ETF	20,200	1,672,762
SPDR S&P Insurance ETF[1]	15,100	939,522
Total United States of America		93,682,239
Global - 25.2%
iShares MSCI EAFE ETF	163,160	10,959,458
PowerShares International Dividend Achievers Portfolio[1]	414,110	7,549,225
iShares Global 100 ETF	87,430	6,807,125
PowerShares DB Agriculture Fund*,1	150,900	4,274,997
Vanguard FTSE All-World ex-US ETF	84,830	4,267,797
iShares Russell Top 200 Growth ETF[1]	63,500	2,876,550
Total Global		36,735,152
Emerging Markets - 6.2%
WisdomTree Emerging Markets Equity Income Fund[1]	134,700	6,609,729
iShares MSCI Emerging Markets ETF[1]	40,100	1,643,699
WisdomTree Global ex-U.S. Dividend Growth Fund	16,000	825,280
Total Emerging Markets		9,078,708
European Union - 2.6%
iShares MSCI EMU ETF	88,900	3,757,803
Europe - 0.9%
Vanguard FTSE Europe ETF	21,800	1,285,110
Total Exchange Traded Funds
(Cost $120,639,701)		144,539,012
SHORT TERM INVESTMENTS† - 0.8%
First American Treasury Obligations Fund	1,161,507	1,161,507
Total Short Term Investments
(Cost $1,161,507)		1,161,507

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 8.5%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	$5,977,960	5,977,960
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	5,334,180	5,334,180
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05%-0.08% due 04/01/14	1,005,585	1,005,585
Total Securities Lending Collateral
(Cost $12,317,725)		12,317,725
Total Investments - 108.5%
(Cost $134,118,933)		$158,018,244
Other Assets & Liabilities, net - (8.5)%		(12,404,822)
Total Net Assets - 100.0%		$145,613,422

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014— See Note 4.
[2]	Securities lending collateral — See Note 4.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 100.0%
Regional Banks - 44.3%
PNC Financial Services Group, Inc.	2,012	$175,043
BB&T Corp.	3,436	138,024
SunTrust Banks, Inc.	2,960	117,778
Fifth Third Bancorp	4,885	112,111
M&T Bank Corp.	845	102,499
Regions Financial Corp.	8,880	98,657
KeyCorp	6,353	90,467
CIT Group, Inc.	1,603	78,579
Huntington Bancshares, Inc.	7,418	73,957
Popular, Inc.*	2,369	73,415
First Republic Bank	1,254	67,703
Signature Bank*	501	62,921
SVB Financial Group*	485	62,458
Zions Bancorporation	1,905	59,017
East West Bancorp, Inc.	1,578	57,597
Cullen/Frost Bankers, Inc.	722	55,977
Commerce Bancshares, Inc.	1,163	53,986
Prosperity Bancshares, Inc.	810	53,582
City National Corp.	675	53,136
BankUnited, Inc.	1,400	48,678
First Niagara Financial Group, Inc.	4,986	47,118
FirstMerit Corp.	2,252	46,909
Hancock Holding Co.	1,209	44,310
UMB Financial Corp.	670	43,349
Associated Banc-Corp.	2,398	43,308
First Horizon National Corp.	3,500	43,190
CapitalSource, Inc.	2,951	43,055
Webster Financial Corp.	1,380	42,863
TCF Financial Corp.	2,562	42,683
Bank of Hawaii Corp.	701	42,488
Texas Capital Bancshares, Inc.*	647	42,016
Bank of the Ozarks, Inc.	590	40,155
PrivateBancorp, Inc. — Class A	1,309	39,938
Fulton Financial Corp.	3,158	39,728
BancorpSouth, Inc.	1,554	38,788
FNB Corp.	2,839	38,043
Valley National Bancorp	3,571	37,174
Home BancShares, Inc.	1,080	37,174
Susquehanna Bancshares, Inc.	3,260	37,131
United Bankshares, Inc.	1,210	37,050
IBERIABANK Corp.	528	37,039
Wintrust Financial Corp.	759	36,933
Glacier Bancorp, Inc.	1,270	36,919
Western Alliance Bancorporation*	1,500	36,900
Umpqua Holdings Corp.	1,960	36,534
Cathay General Bancorp	1,430	36,022
First Financial Bankshares, Inc.	580	35,838
PacWest Bancorp	810	34,838
Trustmark Corp.	1,320	33,462
MB Financial, Inc.	1,070	33,127
CVB Financial Corp.	2,060	32,754
Old National Bancorp	2,090	31,162
Westamerica Bancorporation	570	30,826
United Community Banks, Inc.*	1,340	26,009
National Penn Bancshares, Inc.	2,146	22,426
Total Regional Banks		2,962,844
Diversified Banks - 40.2%
Wells Fargo & Co.	5,376	267,402
JPMorgan Chase & Co.	4,388	266,395
Bank of America Corp.	14,720	253,184
Citigroup, Inc.	5,250	249,900
U.S. Bancorp	5,303	227,287
Itau Unibanco Holding S.A. ADR	6,500	96,590
Banco Bradesco S.A. ADR	6,780	92,683
Credicorp Ltd.	625	86,200
ICICI Bank Ltd. ADR	1,869	81,862
HSBC Holdings plc ADR	1,603	81,480
HDFC Bank Ltd. ADR	1,965	80,624
Banco Santander Brasil S.A. ADR	14,250	79,373
Banco Santander S.A. ADR[1]	8,241	78,949
Grupo Financiero Santander Mexico SAB de CV ADR	6,410	78,779
Comerica, Inc.	1,495	77,441
Royal Bank of Canada	1,153	76,086
Toronto-Dominion Bank	1,618	75,965
Bancolombia S.A. ADR	1,335	75,401
Bank of Montreal	1,119	74,984
Barclays plc ADR	4,728	74,230
Bank of Nova Scotia	1,260	73,105
Canadian Imperial Bank of Commerce	824	71,021
Banco Bilbao Vizcaya Argentaria S.A. ADR[1]	5,833	70,054
Total Diversified Banks		2,688,995
Asset Management & Custody Banks - 6.2%
Bank of New York Mellon Corp.	4,677	165,052
State Street Corp.	2,080	144,664
Northern Trust Corp.	1,570	102,929
Total Asset Management & Custody Banks		412,645
Diversified Capital Markets - 3.4%
Deutsche Bank AG	1,705	76,436
Credit Suisse Group AG ADR	2,311	74,830
UBS AG	3,588	74,343
Total Diversified Capital Markets		225,609
Consumer Finance - 2.7%
Capital One Financial Corp.	2,290	176,696
Other Diversified Financial Services - 2.2%
ING US, Inc.	2,170	78,706
ING Groep N.V. ADR*	4,977	70,922
Total Other Diversified Financial Services		149,628
Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc.	4,306	69,197
Ocwen Financial Corp.*	10	392
Total Thrifts & Mortgage Finance		69,589
Total Common Stocks
(Cost $4,598,389)		6,686,006

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 0.8%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	$26,004	$26,004
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	23,204	23,204
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	4,374	4,374
Total Securities Lending Collateral
(Cost $53,582)		53,582
Total Investments - 100.8%
(Cost $4,651,971)		$6,739,588
Other Assets & Liabilities, net - (0.8)%		(51,998)
Total Net Assets - 100.0%		$6,687,590

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 98.8%
Specialty Chemicals - 17.9%
Ecolab, Inc.	2,737	$295,569
PPG Industries, Inc.	1,403	271,424
Sherwin-Williams Co.	1,171	230,839
Sigma-Aldrich Corp.	1,871	174,714
Celanese Corp. — Class A	2,790	154,873
International Flavors & Fragrances, Inc.	1,544	147,714
Ashland, Inc.	1,467	145,937
WR Grace & Co.*	1,431	141,912
Valspar Corp.	1,785	128,734
RPM International, Inc.	2,958	123,763
Albemarle Corp.	1,852	123,010
NewMarket Corp.	310	121,142
Rockwood Holdings, Inc.	1,619	120,454
Cytec Industries, Inc.	1,005	98,098
PolyOne Corp.	2,620	96,049
Sensient Technologies Corp.	1,560	88,000
Chemtura Corp.*	3,170	80,169
Total Specialty Chemicals		2,542,401
Steel - 10.2%
Vale S.A. ADR	17,249	238,555
Nucor Corp.	4,162	210,347
Reliance Steel & Aluminum Co.	1,730	122,242
ArcelorMittal	7,440	120,156
Allegheny Technologies, Inc.	2,802	105,579
Steel Dynamics, Inc.	5,905	105,050
United States Steel Corp.	3,740	103,261
Gerdau S.A. ADR	15,530	99,547
Cliffs Natural Resources, Inc.[1]	4,770	97,594
Worthington Industries, Inc.	2,140	81,855
Commercial Metals Co.	4,060	76,653
AK Steel Holding Corp.*	7,140	51,551
Walter Energy, Inc.[1]	5,484	41,459
Total Steel		1,453,849
Gold - 9.9%
Barrick Gold Corp.	11,652	207,756
Newmont Mining Corp.	7,685	180,136
Goldcorp, Inc.	7,015	171,727
Agnico Eagle Mines Ltd.	3,841	116,190
Randgold Resources Ltd. ADR	1,493	111,975
Yamana Gold, Inc.[1]	12,449	109,302
AngloGold Ashanti Ltd. ADR*	6,297	107,553
Franco-Nevada Corp.	2,317	106,258
Royal Gold, Inc.	1,626	101,820
Cia de Minas Buenaventura SAA ADR	7,896	99,253
Eldorado Gold Corp.	15,647	87,310
Total Gold		1,399,280
Diversified Metals & Mining - 9.8%
Freeport-McMoRan Copper & Gold, Inc.	9,701	320,811
Southern Copper Corp.	9,312	271,072
BHP Billiton Ltd. ADR	2,752	186,503
Rio Tinto plc ADR[1]	3,230	180,331
Teck Resources Ltd. — Class B	5,487	118,958
BHP Billiton plc ADR	1,635	100,978
Compass Minerals International, Inc.	1,080	89,122
US Silica Holdings, Inc.	2,023	77,218
Molycorp, Inc.*,1	11,520	54,029
Total Diversified Metals & Mining		1,399,022
Diversified Chemicals - 9.6%
EI du Pont de Nemours & Co.	6,140	411,994
Dow Chemical Co.	8,032	390,275
Eastman Chemical Co.	2,198	189,490
FMC Corp.	2,157	165,140
Huntsman Corp.	5,144	125,616
Olin Corp.	2,812	77,639
Total Diversified Chemicals		1,360,154
Fertilizers & Agricultural Chemicals - 9.1%
Monsanto Co.	3,559	404,907
Mosaic Co.	4,687	234,350
Potash Corporation of Saskatchewan, Inc.	5,830	211,163
CF Industries Holdings, Inc.	781	203,560
Agrium, Inc.	1,360	132,627
Scotts Miracle-Gro Co. — Class A	1,690	103,563
Total Fertilizers & Agricultural Chemicals		1,290,170
Paper Packaging - 6.9%
Rock-Tenn Co. — Class A	1,365	144,103
MeadWestvaco Corp.	3,637	136,897
Packaging Corporation of America	1,913	134,618
Sealed Air Corp.	4,067	133,682
Avery Dennison Corp.	2,270	115,021
Sonoco Products Co.	2,620	107,472
Bemis Company, Inc.	2,712	106,419
Graphic Packaging Holding Co.*	9,480	96,317
Total Paper Packaging		974,529
Industrial Gases - 5.1%
Praxair, Inc.	2,464	322,710
Air Products & Chemicals, Inc.	2,167	257,960
Airgas, Inc.	1,371	146,025
Total Industrial Gases		726,695
Commodity Chemicals - 5.1%
LyondellBasell Industries N.V. — Class A	4,070	361,986
Westlake Chemical Corp.	2,320	153,538
Methanex Corp.	1,680	107,419
Axiall Corp.	2,124	95,410
Total Commodity Chemicals		718,353
Construction Materials - 4.7%
Cemex SAB de CV ADR*	15,019	189,690
Vulcan Materials Co.	2,309	153,433
Martin Marietta Materials, Inc.	987	126,681
Eagle Materials, Inc.	1,266	112,244
Texas Industries, Inc.*	930	83,347
Total Construction Materials		665,395
Metal & Glass Containers - 3.6%
Ball Corp.	2,695	147,713
Crown Holdings, Inc.*	2,943	131,670
Owens-Illinois, Inc.*	3,729	126,152
AptarGroup, Inc.	1,670	110,387
Total Metal & Glass Containers		515,922

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Paper Products - 3.1%
International Paper Co.	5,171	$237,246
Domtar Corp.	1,040	116,709
KapStone Paper and Packaging Corp.*	2,910	83,924
Total Paper Products		437,879
Aluminum - 1.8%
Alcoa, Inc.	15,747	202,663
Kaiser Aluminum Corp.	830	59,279
Total Aluminum		261,942
Silver - 0.9%
Silver Wheaton Corp.	5,443	123,556
Forest Products - 0.6%
Louisiana-Pacific Corp.*	4,813	81,195
Precious Metals & Minerals - 0.5%
Stillwater Mining Co.*	4,652	68,896
Total Common Stocks
(Cost $8,451,597)		14,019,238

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$78,673	78,673
Total Repurchase Agreement
(Cost $78,673)		78,673
SECURITIES LENDING COLLATERAL††,3 - 1.8%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	125,332	125,332
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	111,835	111,835
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	21,083	21,083
Total Securities Lending Collateral
(Cost $258,250)		258,250
Total Investments - 101.2%
(Cost $8,788,520)		$14,356,161
Other Assets & Liabilities, net - (1.2)%		(172,112)
Total Net Assets - 100.0%		$14,184,049

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 87.1%
Gilead Sciences, Inc.*	31,116	$2,204,879
Amgen, Inc.	16,605	2,048,060
Biogen Idec, Inc.*	5,631	1,722,354
Celgene Corp.*	11,286	1,575,526
Regeneron Pharmaceuticals, Inc.*	3,865	1,160,582
Alexion Pharmaceuticals, Inc.*	7,367	1,120,742
Vertex Pharmaceuticals, Inc.*	11,920	842,982
BioMarin Pharmaceutical, Inc.*	9,299	634,285
Incyte Corporation Ltd.*	10,835	579,889
Pharmacyclics, Inc.*	5,420	543,192
Cubist Pharmaceuticals, Inc.*	6,626	484,692
Intercept Pharmaceuticals, Inc.*	1,469	484,462
Isis Pharmaceuticals, Inc.*	10,870	469,693
Alkermes plc*	10,527	464,135
Medivation, Inc.*	7,203	463,657
United Therapeutics Corp.*	4,926	463,192
Seattle Genetics, Inc.*	10,145	462,206
OPKO Health, Inc.*,1	46,266	431,199
Alnylam Pharmaceuticals, Inc.*	6,383	428,555
Grifols S.A. ADR	9,820	405,566
Cepheid, Inc.*	7,673	395,773
InterMune, Inc.*	11,676	390,796
Theravance, Inc.*	12,610	390,153
NPS Pharmaceuticals, Inc.*	12,237	366,253
Puma Biotechnology, Inc.*	3,440	358,242
Myriad Genetics, Inc.*	9,762	333,763
Synageva BioPharma Corp.*	3,958	328,395
Intrexon Corp.*,1	12,130	318,898
ACADIA Pharmaceuticals, Inc.*	12,717	309,405
Clovis Oncology, Inc.*	4,320	299,246
Keryx Biopharmaceuticals, Inc.*	17,010	289,850
Arena Pharmaceuticals, Inc.*,1	44,440	279,972
Ironwood Pharmaceuticals, Inc. — Class A*	21,553	265,533
ARIAD Pharmaceuticals, Inc.*,1	32,910	265,255
Acorda Therapeutics, Inc.*	6,828	258,849
Halozyme Therapeutics, Inc.*	20,234	256,972
Ligand Pharmaceuticals, Inc. — Class B*	3,641	244,894
Aegerion Pharmaceuticals, Inc.*	5,290	243,975
PDL BioPharma, Inc.[1]	29,137	242,128
Celldex Therapeutics, Inc.*	13,530	239,075
ImmunoGen, Inc.*,1	15,719	234,685
Neurocrine Biosciences, Inc.*	14,380	231,518
MannKind Corp.*,1	53,610	215,512
Sangamo BioSciences, Inc.*	11,580	209,366
Exact Sciences Corp.*	14,466	204,983
KYTHERA Biopharmaceuticals, Inc.*	5,100	202,776
NewLink Genetics Corp.*,1	6,694	190,110
Sarepta Therapeutics, Inc.*,1	7,844	188,491
Idenix Pharmaceuticals, Inc.*,1	29,660	178,850
Orexigen Therapeutics, Inc.*	25,640	166,660
Raptor Pharmaceutical Corp.*,1	16,231	162,310
Organovo Holdings, Inc.*,1	21,112	161,296
Vanda Pharmaceuticals, Inc.*	9,310	151,288
Arrowhead Research Corp.*	9,160	150,407
Momenta Pharmaceuticals, Inc.*	12,764	148,701
XOMA Corp.*	27,980	145,776
Chelsea Therapeutics International Ltd.*	24,120	133,142
Exelixis, Inc.*,1	36,940	130,768
Total Biotechnology		26,273,914
Life Sciences Tools & Services - 10.7%
Illumina, Inc.*	6,075	903,110
Quintiles Transnational Holdings, Inc.*	10,683	542,376
QIAGEN N.V.*	21,279	448,774
Bio-Rad Laboratories, Inc. — Class A*	3,301	422,924
Techne Corp.	4,547	388,177
Charles River Laboratories International, Inc.*	5,970	360,230
Affymetrix, Inc.*	21,391	152,518
Total Life Sciences Tools & Services		3,218,109
Pharmaceuticals - 1.7%
Medicines Co.*	10,040	285,337
Nektar Therapeutics*	20,310	246,157
Total Pharmaceuticals		531,494
Total Common Stocks
(Cost $15,282,374)		30,023,517
RIGHTS††† - 0.0%
Clinical Data, Inc.
Expires 12/31/20*	4,730	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$123,298	123,298
Total Repurchase Agreement
(Cost $123,298)		123,298

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 5.1%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	$740,916	$740,916
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	661,125	661,125
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	124,634	124,634
Total Securities Lending Collateral
(Cost $1,526,675)		1,526,675
Total Investments - 105.0%
(Cost $16,932,347)		$31,673,490
Other Assets & Liabilities, net - (5.0)%		(1,506,745)
Total Net Assets - 100.0%		$30,166,745

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Clermont Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 97.9%
United States of America - 69.7%
Vanguard Dividend Appreciation ETF	123,600	$9,298,427
iShares TIPS Bond ETF	69,150	7,751,714
iShares Floating Rate Bond ETF[1]	115,506	5,857,309
Technology Select Sector SPDR Fund	75,200	2,733,520
iShares MSCI USA Quality Factor ETF[1]	47,187	2,658,039
iShares 1-3 Year Credit Bond ETF	22,400	2,362,304
SPDR Barclays Short Term Corporate Bond ETF[1]	76,550	2,353,913
iShares iBoxx $ High Yield Corporate Bond ETF[1]	23,700	2,237,043
iShares iBoxx $ Investment Grade Corporate Bond ETF[1]	18,500	2,163,945
Financial Select Sector SPDR Fund	96,700	2,160,278
PowerShares Senior Loan Portfolio[1]	84,928	2,107,064
Powershares QQQ Trust Series 1	16,442	1,441,635
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	11,000	1,172,710
Health Care Select Sector SPDR Fund	19,500	1,140,555
Guggenheim BulletShares 2014 Corporate Bond ETF[3]	51,000	1,079,670
iShares Russell 1000 Growth ETF	12,200	1,055,788
Alerian MLP ETF[1]	53,900	951,874
iShares North American Tech-Software ETF[1]	10,300	857,578
RevenueShares Large Capital ETF	22,000	814,000
SPDR S&P 500 ETF Trust	4,200	785,568
Vanguard Information Technology ETF	8,500	778,005
PowerShares S&P 500 High Quality Portfolio[1]	33,000	683,430
iShares 20+ Year Treasury Bond ETF[1]	5,000	545,500
Vanguard Intermediate-Term Corporate Bond ETF	5,900	501,382
Schwab U.S. TIPs ETF	9,000	485,550
ProShares Short Russell2000*	26,000	429,520
SPDR Nuveen Barclays Short Term Municipal Bond ETF	16,500	400,274
Energy Select Sector SPDR Fund	1,100	97,966
WisdomTree Managed Futures Strategy Fund*	1,300	53,391
Total United States of America		54,957,952
Global - 23.9%
PIMCO Enhanced Short Maturity Exchange-Traded Fund	44,200	4,480,554
PowerShares International Dividend Achievers Portfolio	237,200	4,324,156
iShares Global 100 ETF	49,700	3,869,543
Pimco Total Return ETF	29,300	3,125,138
Vanguard FTSE All-World ex-US ETF	37,800	1,901,718
PowerShares DB Agriculture Fund*	40,692	1,152,804
Total Global		18,853,913
Emerging Markets - 2.4%
WisdomTree Emerging Markets Equity Income Fund	32,900	1,614,403
WisdomTree Global ex-U.S. Dividend Growth Fund	6,000	309,480
Total Emerging Markets		1,923,883
European Union - 1.9%
iShares MSCI EMU ETF	34,700	1,466,769
Total Exchange Traded Funds
(Cost $70,960,645)		77,202,517
SHORT TERM INVESTMENTS† - 2.8%
First American Treasury Obligations Fund	2,199,916	2,199,916
Total Short Term Investments
(Cost $2,199,916)		2,199,916

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 15.0%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	$5,725,767	5,725,767
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	5,109,146	5,109,146
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	963,162	963,162
Total Securities Lending Collateral
(Cost $11,798,075)		11,798,075
Total Investments - 115.7%
(Cost $84,958,636)		$91,200,508
Other Assets & Liabilities, net - (15.7)%		(12,359,403)
Total Net Assets - 100.0%		$78,841,105

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Securities lending collateral — See Note 4.
[3]	Investment in a product that pays a management fee to a party related to the advisor.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 27.0%
Farmer Mac[1]
0.04% due 04/03/14	$1,000,000	$999,998
Federal Home Loan Bank[1]
0.04% due 04/09/14	1,000,000	999,990
Total Federal Agency Discount Notes
(Cost $1,999,988)		1,999,988
REPURCHASE AGREEMENTS††,2 - 66.2%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	1,473,008	1,473,008
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	1,145,078	1,145,078
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	1,145,078	1,145,078
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	1,145,078	1,145,078
Total Repurchase Agreements
(Cost $4,908,242)		4,908,242
Total Investments - 93.2%
(Cost $6,908,230)		$6,908,230
Other Assets & Liabilities, net - 6.8%		500,566
Total Net Assets - 100.0%		$7,408,796

	Contracts	Unrealized Gain
COMMODITY FUTURES CONTRACTS PURCHASED†
April 2014 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $7,458,900)	46	$32,189

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Packaged Foods & Meats - 29.1%
Mondelez International, Inc. — Class A	10,850	$374,869
Kraft Foods Group, Inc.	5,020	281,622
General Mills, Inc.	5,349	277,185
Hershey Co.	2,274	237,406
Kellogg Co.	3,687	231,212
Mead Johnson Nutrition Co. — Class A	2,419	201,116
Tyson Foods, Inc. — Class A	4,343	191,135
Keurig Green Mountain, Inc.	1,742	183,938
Campbell Soup Co.	4,050	181,764
Hormel Foods Corp.	3,636	179,146
ConAgra Foods, Inc.	5,733	177,895
McCormick & Company, Inc.	2,162	155,102
JM Smucker Co.	1,593	154,903
Unilever N.V. — Class Y	2,993	123,072
Pilgrim's Pride Corp.*	5,650	118,198
BRF S.A. ADR	5,780	115,484
WhiteWave Foods Co. — Class A*	3,720	106,169
Flowers Foods, Inc.	4,821	103,410
Hillshire Brands Co.	2,770	103,210
Hain Celestial Group, Inc.*	1,118	102,263
TreeHouse Foods, Inc.*	1,078	77,605
Post Holdings, Inc.*	1,250	68,900
Sanderson Farms, Inc.	840	65,932
Dean Foods Co.	3,840	59,366
Total Packaged Foods & Meats		3,870,902
Household Products - 14.9%
Procter & Gamble Co.	9,159	738,216
Colgate-Palmolive Co.	5,898	382,603
Kimberly-Clark Corp.	2,883	317,851
Clorox Co.	1,889	166,251
Church & Dwight Company, Inc.	2,206	152,368
Energizer Holdings, Inc.	1,230	123,910
Spectrum Brands Holdings, Inc.	1,260	100,422
Total Household Products		1,981,621
Soft Drinks - 13.7%
Coca-Cola Co.	16,467	636,615
PepsiCo, Inc.	6,643	554,691
Coca-Cola Enterprises, Inc.	3,557	169,882
Monster Beverage Corp.*	2,416	167,791
Dr Pepper Snapple Group, Inc.	2,988	162,726
Fomento Economico Mexicano SAB de CV ADR	1,441	134,359
Total Soft Drinks		1,826,064
Tobacco - 12.8%
Philip Morris International, Inc.	6,851	560,892
Altria Group, Inc.	11,420	427,451
Reynolds American, Inc.	4,901	261,811
Lorillard, Inc.	4,068	219,997
British American Tobacco plc ADR	980	109,201
Vector Group Ltd.	3,300	71,082
Universal Corp.	1,000	55,890
Total Tobacco		1,706,324
Food Retail - 7.1%
Kroger Co.	5,281	230,515
Whole Foods Market, Inc.	4,052	205,477
Safeway, Inc.	3,807	140,631
Sprouts Farmers Market, Inc.*	3,130	112,774
Casey's General Stores, Inc.	1,147	77,526
SUPERVALU, Inc.*	9,538	65,240
Fresh Market, Inc.*	1,830	61,488
Susser Holdings Corp.*	890	55,598
Total Food Retail		949,249
Distillers & Vintners - 5.4%
Brown-Forman Corp. — Class B	2,359	211,578
Constellation Brands, Inc. — Class A*	2,333	198,235
Beam, Inc.	2,180	181,594
Diageo plc ADR	1,030	128,328
Total Distillers & Vintners		719,735
Agricultural Products - 4.7%
Archer-Daniels-Midland Co.	6,055	262,726
Bunge Ltd.	2,119	168,482
Ingredion, Inc.	1,634	111,243
Darling International, Inc.*	4,464	89,369
Total Agricultural Products		631,820
Personal Products - 4.7%
Estee Lauder Companies, Inc. — Class A	3,678	245,985
Herbalife Ltd.[1]	2,301	131,778
Avon Products, Inc.	8,684	127,134
Nu Skin Enterprises, Inc. — Class A	1,378	114,167
Total Personal Products		619,064
Brewers - 4.2%
Anheuser-Busch InBev N.V. ADR	1,642	172,903
Molson Coors Brewing Co. — Class B	2,741	161,335
AMBEV S.A. ADR	18,985	140,679
Boston Beer Company, Inc. — Class A*	360	88,103
Total Brewers		563,020
Food Distributors - 2.9%
Sysco Corp.	6,185	223,464
United Natural Foods, Inc.*	1,295	91,841
Andersons, Inc.	1,100	65,164
Total Food Distributors		380,469
Total Common Stocks
(Cost $6,970,417)		13,248,268

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$63,827	63,827
Total Repurchase Agreement
(Cost $63,827)		63,827

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	$23,514	$23,514
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	20,981	20,981
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	3,955	3,955
Total Securities Lending Collateral
(Cost $48,450)		48,450
Total Investments - 100.4%
(Cost $7,082,694)		$13,360,545
Other Assets & Liabilities, net - (0.4)%		(49,625)
Total Net Assets - 100.0%		$13,310,920

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 69.7%
Industrials - 13.8%
3M Co.	4,881	$662,157
Boeing Co.	4,881	612,516
United Technologies Corp.	4,881	570,296
Caterpillar, Inc.	4,881	485,025
General Electric Co.	4,881	126,369
Total Industrials		2,456,363
Information Technology - 13.5%
Visa, Inc. — Class A	4,880	1,053,397
International Business Machines Corp.	4,881	939,544
Microsoft Corp.	4,881	200,072
Intel Corp.	4,881	125,979
Cisco Systems, Inc.	4,881	109,383
Total Information Technology		2,428,375
Financials - 10.9%
Goldman Sachs Group, Inc.	4,880	799,588
American Express Co.	4,881	439,436
Travelers Companies, Inc.	4,881	415,373
JPMorgan Chase & Co.	4,881	296,326
Total Financials		1,950,723
Consumer Discretionary - 9.0%
McDonald's Corp.	4,881	478,483
Walt Disney Co.	4,881	390,822
Home Depot, Inc.	4,881	386,234
NIKE, Inc. — Class B	4,880	360,437
Total Consumer Discretionary		1,615,976
Health Care - 7.3%
Johnson & Johnson	4,881	479,461
UnitedHealth Group, Inc.	4,881	400,193
Merck & Company, Inc.	4,881	277,094
Pfizer, Inc.	4,881	156,778
Total Health Care		1,313,526
Energy - 5.9%
Chevron Corp.	4,881	580,400
Exxon Mobil Corp.	4,881	476,776
Total Energy		1,057,176
Consumer Staples - 5.3%
Procter & Gamble Co.	4,881	393,409
Wal-Mart Stores, Inc.	4,881	373,055
Coca-Cola Co.	4,881	188,699
Total Consumer Staples		955,163
Telecommunication Services - 2.2%
Verizon Communications, Inc.	4,881	232,189
AT&T, Inc.	4,881	171,177
Total Telecommunication Services		403,366
Materials - 1.8%
EI du Pont de Nemours & Co.	4,881	327,515
Total Common Stocks
(Cost $11,097,803)		12,508,183

	Face Amount
REPURCHASE AGREEMENTS††,1 - 27.6%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$1,489,987	1,489,987
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	1,158,276	1,158,276
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	1,158,276	1,158,276
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	1,158,276	1,158,276
Total Repurchase Agreements
(Cost $4,964,815)		4,964,815
Total Investments - 97.3%
(Cost $16,062,618)		$17,472,998
Other Assets & Liabilities, net - 2.7%		493,262
Total Net Assets - 100.0%		$17,966,260

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $5,404,410)	66	$26,554

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††,2
Barclays Bank plc April 2014 Dow Jones Industrial Average Index Swap, Terminating 04/30/14 (Notional Value $13,390,594)	814	$109,336
Credit Suisse Capital, LLC April 2014 Dow Jones Industrial Average Index Swap, Terminating 04/28/14 (Notional Value $4,599,430)	279	25,202
(Total Notional Value $17,990,024)		$134,538

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 84.4%
Intel Corp.	20,520	$529,621
Texas Instruments, Inc.	6,999	330,003
Micron Technology, Inc.*	9,896	234,139
Broadcom Corp. — Class A	6,238	196,372
Analog Devices, Inc.	3,528	187,478
Xilinx, Inc.	3,205	173,935
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,487	169,910
Linear Technology Corp.	3,251	158,291
Altera Corp.	4,274	154,890
Maxim Integrated Products, Inc.	4,338	143,675
NVIDIA Corp.	7,994	143,173
Microchip Technology, Inc.	2,979	142,277
NXP Semiconductor N.V.*	2,326	136,792
Avago Technologies Ltd.	1,954	125,857
Freescale Semiconductor Ltd.*	5,101	124,515
Skyworks Solutions, Inc.*	3,162	118,638
LSI Corp.	10,591	117,242
Cree, Inc.*	2,060	116,514
First Solar, Inc.*	1,587	110,757
Marvell Technology Group Ltd.	6,879	108,344
ARM Holdings plc ADR	1,988	101,328
Canadian Solar, Inc.*	2,962	94,902
ON Semiconductor Corp.*	10,088	94,827
SunPower Corp. — Class A*	2,702	87,167
Atmel Corp.*	10,352	86,543
Trina Solar Ltd. ADR*	5,574	74,970
Himax Technologies, Inc. ADR	6,438	74,166
JinkoSolar Holding Company Ltd. ADR*,1	2,600	72,670
Mellanox Technologies Ltd.*	1,777	69,534
Silicon Laboratories, Inc.*	1,330	69,493
Microsemi Corp.*	2,772	69,383
RF Micro Devices, Inc.*	8,715	68,674
TriQuint Semiconductor, Inc.*	5,093	68,195
Synaptics, Inc.*	1,129	67,763
Cavium, Inc.*	1,533	67,038
Yingli Green Energy Holding Company Ltd. ADR*,1	15,247	66,324
International Rectifier Corp.*	2,350	64,390
Power Integrations, Inc.	977	64,267
JA Solar Holdings Company Ltd. ADR*	6,247	63,532
Integrated Device Technology, Inc.*	5,043	61,676
Fairchild Semiconductor International, Inc. — Class A*	4,410	60,814
Semtech Corp.*	2,374	60,157
Intersil Corp. — Class A	4,578	59,148
Cypress Semiconductor Corp.	5,487	56,351
Cirrus Logic, Inc.*	2,650	52,656
OmniVision Technologies, Inc.*	2,679	47,418
Spansion, Inc. — Class A*	2,680	46,686
Ambarella, Inc.*	1,450	38,730
Total Semiconductors		5,431,225
Semiconductor Equipment - 15.1%
Applied Materials, Inc.	11,173	228,153
KLA-Tencor Corp.	2,257	156,049
Lam Research Corp.*	2,449	134,695
SunEdison, Inc.*	5,147	96,969
ASML Holding N.V. — Class G	1,022	95,414
Teradyne, Inc.*	4,519	89,883
GT Advanced Technologies, Inc.*,1	3,758	64,074
Veeco Instruments, Inc.*	1,432	60,044
Advanced Energy Industries, Inc.*	1,790	43,855
Total Semiconductor Equipment		969,136
Total Common Stocks
(Cost $4,462,549)		6,400,361

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$21,549	21,549
Total Repurchase Agreement
(Cost $21,549)		21,549
SECURITIES LENDING COLLATERAL††,3 - 1.7%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	53,409	53,409
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	47,657	47,657
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	8,984	8,984
Total Securities Lending Collateral
(Cost $110,050)		110,050
Total Investments - 101.5%
(Cost $4,594,148)		$6,531,960
Other Assets & Liabilities, net - (1.5)%		(97,570)
Total Net Assets - 100.0%		$6,434,390

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 98.4%
Oil & Gas Exploration & Production - 38.5%
ConocoPhillips	8,371	$588,899
EOG Resources, Inc.	2,263	443,933
Anadarko Petroleum Corp.	4,803	407,102
Apache Corp.	4,387	363,902
Devon Energy Corp.	5,010	335,319
Pioneer Natural Resources Co.	1,769	331,051
Noble Energy, Inc.	4,590	326,074
Marathon Oil Corp.	8,909	316,448
Continental Resources, Inc.*	2,334	290,046
Chesapeake Energy Corp.	10,331	264,680
Southwestern Energy Co.*	5,408	248,822
Cabot Oil & Gas Corp.	7,102	240,616
Concho Resources, Inc.*	1,924	235,690
Antero Resources Corp.*	3,720	232,872
Equities Corp.	2,296	222,643
Range Resources Corp.	2,611	216,635
Murphy Oil Corp.	3,313	208,255
Cimarex Energy Co.	1,704	202,963
Encana Corp.	8,288	177,197
Canadian Natural Resources Ltd.	4,554	174,737
Cobalt International Energy, Inc.*	9,460	173,307
Whiting Petroleum Corp.*	2,496	173,197
Energen Corp.	1,920	155,155
Denbury Resources, Inc.	9,250	151,700
Gulfport Energy Corp.*	2,120	150,902
Energy XXI Bermuda Ltd.	6,120	144,248
QEP Resources, Inc.	4,874	143,491
Talisman Energy, Inc.	14,038	140,099
SM Energy Co.	1,934	137,875
Newfield Exploration Co.*	4,305	135,005
Ultra Petroleum Corp.*,1	4,851	130,443
Oasis Petroleum, Inc.*	3,064	127,861
CNOOC Ltd. ADR	820	124,484
Laredo Petroleum, Inc.*	4,740	122,576
Diamondback Energy, Inc.*	1,760	118,466
WPX Energy, Inc.*	6,367	114,797
Kodiak Oil & Gas Corp.*	9,431	114,492
LinnCo LLC	4,230	114,422
SandRidge Energy, Inc.*,1	17,369	106,646
Rosetta Resources, Inc.*	2,150	100,147
Carrizo Oil & Gas, Inc.*	1,840	98,366
Stone Energy Corp.*	2,050	86,039
PDC Energy, Inc.*	1,370	85,296
Bonanza Creek Energy, Inc.*	1,820	80,808
Bill Barrett Corp.*	2,530	64,768
Penn Virginia Corp.*	3,440	60,166
Goodrich Petroleum Corp.*,1	3,330	52,681
Total Oil & Gas Exploration & Production		9,035,321
Integrated Oil & Gas - 17.9%
Exxon Mobil Corp.	13,371	1,306,079
Chevron Corp.	8,037	955,680
Occidental Petroleum Corp.	5,908	562,973
Hess Corp.	3,807	315,524
Petroleo Brasileiro S.A. ADR	20,524	269,891
BP plc ADR	5,165	248,437
Royal Dutch Shell plc ADR	2,758	201,499
Suncor Energy, Inc.	5,330	186,337
YPF S.A. ADR	4,580	142,713
Total Integrated Oil & Gas		4,189,133
Oil & Gas Equipment & Services - 17.8%
Schlumberger Ltd.	7,434	724,814
Halliburton Co.	7,573	445,973
National Oilwell Varco, Inc.	4,788	372,842
Baker Hughes, Inc.	5,338	347,077
Cameron International Corp.*	3,539	218,604
FMC Technologies, Inc.*	4,152	217,108
Weatherford International Ltd.*	11,577	200,977
Oceaneering International, Inc.	2,348	168,727
Superior Energy Services, Inc.	4,715	145,033
Core Laboratories N.V.	708	140,496
Tenaris S.A. ADR	3,166	140,096
Oil States International, Inc.*	1,353	133,406
Dresser-Rand Group, Inc.*	2,230	130,254
Dril-Quip, Inc.*	1,110	124,431
CARBO Ceramics, Inc.	790	109,012
Exterran Holdings, Inc.	2,410	105,751
Tidewater, Inc.	2,070	100,643
Helix Energy Solutions Group, Inc.*	4,370	100,423
Bristow Group, Inc.	1,240	93,645
McDermott International, Inc.*	10,645	83,244
Hornbeck Offshore Services, Inc.*	1,850	77,349
Total Oil & Gas Equipment & Services		4,179,905
Oil & Gas Storage & Transportation - 8.0%
Kinder Morgan, Inc.	11,316	367,657
Williams Companies, Inc.	8,156	330,970
Spectra Energy Corp.	8,504	314,138
Cheniere Energy, Inc.*	3,939	218,024
ONEOK, Inc.	3,560	210,930
Kinder Morgan Management LLC*	2,549	182,654
Enbridge, Inc.	2,990	136,075
Targa Resources Corp.	1,190	118,119
Total Oil & Gas Storage & Transportation		1,878,567
Oil & Gas Drilling - 7.9%
Transocean Ltd.	6,974	288,304
Ensco plc — Class A	4,289	226,373
Helmerich & Payne, Inc.	2,004	215,550
Noble Corporation plc	6,544	214,251
Seadrill Ltd.	5,370	188,809
Nabors Industries Ltd.	7,517	185,294
Diamond Offshore Drilling, Inc.[1]	3,285	160,177
Patterson-UTI Energy, Inc.	4,239	134,292
Rowan Companies plc — Class A*	3,660	123,269
Atwood Oceanics, Inc.*	2,130	107,331
Total Oil & Gas Drilling		1,843,650
Oil & Gas Refining & Marketing - 6.3%
Phillips 66	5,448	419,823
Valero Energy Corp.	6,113	324,600
Marathon Petroleum Corp.	3,464	301,507
HollyFrontier Corp.	3,989	189,797
Tesoro Corp.	3,092	156,424

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Oil & Gas Refining & Marketing - 6.3% (continued)
Western Refining, Inc.	2,570	$99,202
Total Oil & Gas Refining & Marketing		1,491,353
Coal & Consumable Fuels - 2.0%
CONSOL Energy, Inc.	4,666	186,407
Cameco Corp.	6,120	140,148
Peabody Energy Corp.	8,377	136,880
Total Coal & Consumable Fuels		463,435
Total Common Stocks
(Cost $12,148,545)		23,081,364

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$139,604	139,604
Total Repurchase Agreement
(Cost $139,604)		139,604
SECURITIES LENDING COLLATERAL††,3 - 1.4%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	156,247	156,247
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	139,420	139,420
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	26,283	26,283
Total Securities Lending Collateral
(Cost $321,950)		321,950
Total Investments - 100.4%
(Cost $12,610,099)		$23,542,918
Other Assets & Liabilities, net - (0.4)%		(100,078)
Total Net Assets - 100.0%		$23,442,840

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Equipment & Services - 71.0%
Schlumberger Ltd.	17,981	$1,753,148
Halliburton Co.	18,312	1,078,394
National Oilwell Varco, Inc.	11,586	902,202
Baker Hughes, Inc.	12,914	839,668
Cameron International Corp.*	8,871	547,962
FMC Technologies, Inc.*	10,057	525,881
Oceaneering International, Inc.	5,908	424,549
Weatherford International Ltd.*	23,042	400,009
Superior Energy Services, Inc.	11,395	350,510
Oil States International, Inc.*	3,538	348,847
Dresser-Rand Group, Inc.*	5,601	327,154
Dril-Quip, Inc.*	2,901	325,202
RPC, Inc.	15,900	324,678
CARBO Ceramics, Inc.	2,065	284,949
Core Laboratories N.V.	1,386	275,038
Exterran Holdings, Inc.	6,063	266,044
Forum Energy Technologies, Inc.*	8,330	258,063
Tenaris S.A. ADR	5,651	250,057
Bristow Group, Inc.	3,225	243,552
Helix Energy Solutions Group, Inc.*	10,579	243,105
Tidewater, Inc.	4,946	240,475
McDermott International, Inc.*	25,736	201,256
SEACOR Holdings, Inc.*	2,328	201,186
C&J Energy Services, Inc.*	6,750	196,830
Hornbeck Offshore Services, Inc.*	4,396	183,797
Key Energy Services, Inc.*	19,546	180,605
Basic Energy Services, Inc.*	6,120	167,749
Gulfmark Offshore, Inc. — Class A	3,660	164,480
Geospace Technologies Corp.*	1,984	131,281
Total Oil & Gas Equipment & Services		11,636,671
Oil & Gas Drilling - 28.5%
Transocean Ltd.	15,296	632,336
Helmerich & Payne, Inc.	4,763	512,308
Ensco plc — Class A	8,804	464,675
Noble Corporation plc	13,217	432,725
Diamond Offshore Drilling, Inc.[1]	8,236	401,587
Seadrill Ltd.[1]	10,431	366,754
Nabors Industries Ltd.	14,435	355,823
Patterson-UTI Energy, Inc.	10,245	324,562
Rowan Companies plc — Class A*	9,169	308,812
Unit Corp.*	4,175	272,962
Atwood Oceanics, Inc.*	5,362	270,191
Precision Drilling Corp.	17,290	206,961
Hercules Offshore, Inc.*	27,234	125,004
Total Oil & Gas Drilling		4,674,700
Total Common Stocks
(Cost $7,933,013)		16,311,371

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$86,906	86,906
Total Repurchase Agreement
(Cost $86,906)		86,906
SECURITIES LENDING COLLATERAL††,3 - 2.5%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	199,330	199,330
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	177,864	177,864
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	33,531	33,531
Total Securities Lending Collateral
(Cost $410,725)		410,725
Total Investments - 102.5%
(Cost $8,430,644)		$16,809,002
Other Assets & Liabilities, net - (2.5)%		(406,837)
Total Net Assets - 100.0%		$16,402,165

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 59.0%
Financials - 13.4%
HSBC Holdings plc ADR	2,525	$128,347
Banco Santander S.A. ADR[1]	8,776	84,074
BNP Paribas S.A. ADR	1,620	62,726
Allianz SE ADR	3,289	55,420
UBS AG	2,607	54,017
Banco Bilbao Vizcaya Argentaria S.A. ADR[1]	4,486	53,877
ING Groep N.V. ADR*	3,661	52,169
Lloyds Banking Group plc ADR*,1	10,074	51,277
Barclays plc ADR	2,532	39,752
Credit Suisse Group AG ADR	1,211	39,212
Zurich Insurance Group AG ADR	1,089	33,476
Deutsche Bank AG	723	32,412
Total Financials		686,759
Health Care - 12.3%
Novartis AG ADR	1,872	159,158
Roche Holding AG ADR	3,721	140,356
GlaxoSmithKline plc ADR	1,712	91,472
Sanofi ADR	1,680	87,830
Bayer AG ADR	591	79,939
AstraZeneca plc ADR	1,149	74,547
Total Health Care		633,302
Consumer Staples - 10.2%
Nestle S.A. ADR	2,242	168,643
British American Tobacco plc ADR	720	80,230
Diageo plc ADR	485	60,426
Anheuser-Busch InBev N.V. ADR	520	54,756
Unilever N.V. — Class Y	1,091	44,862
Reckitt Benckiser Group plc ADR	2,526	41,628
Unilever plc ADR	932	39,871
Tesco plc ADR	2,113	31,547
Total Consumer Staples		521,963
Energy - 8.0%
Total S.A. ADR[1]	1,693	111,060
BP plc ADR	2,156	103,704
Royal Dutch Shell plc ADR	1,330	97,170
Eni SpA ADR	1,026	51,474
BG Group plc ADR	2,363	43,692
Total Energy		407,100
Materials - 4.4%
BASF SE ADR	654	72,843
Rio Tinto plc ADR[1]	1,206	67,331
BHP Billiton Ltd. ADR	765	51,844
Air Liquide S.A. ADR	1,155	31,231
Total Materials		223,249
Industrials - 3.1%
Siemens AG ADR	606	81,901
ABB Ltd. ADR	1,576	40,645
Schneider Electric S.A. ADR	2,089	36,954
Total Industrials		159,500
Telecommunication Services - 3.1%
Vodafone Group plc ADR	1,935	71,227
Telefonica S.A. ADR	3,009	47,512
Deutsche Telekom AG ADR	2,441	39,593
Total Telecommunication Services		158,332
Consumer Discretionary - 2.2%
Daimler AG ADR	794	75,391
Cie Financiere Richemont S.A. ADR	3,784	35,872
Total Consumer Discretionary		111,263
Information Technology - 1.6%
SAP AG ADR	651	52,933
Telefonaktiebolaget LM Ericsson ADR	2,203	29,366
Total Information Technology		82,299
Utilities - 0.7%
National Grid plc ADR	540	37,120
Total Common Stocks
(Cost $2,045,408)		3,020,887

	Face Amount
REPURCHASE AGREEMENTS††,2 - 32.1%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$494,174	494,174
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	384,157	384,157
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	384,157	384,157
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	384,157	384,157
Total Repurchase Agreements
(Cost $1,646,645)		1,646,645
SECURITIES LENDING COLLATERAL††,3 - 9.5%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	235,668	235,668
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	210,289	210,289
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	39,643	39,643
Total Securities Lending Collateral
(Cost $485,600)		485,600
Total Investments - 100.6%
(Cost $4,177,653)		$5,153,132
Other Assets & Liabilities, net - (0.6)%		(33,028)
Total Net Assets - 100.0%		$5,120,104

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED††
June 2014 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $3,370,256)	85	$104,412

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $3,443,750)	20	$(26,219)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Diversified Banks - 14.7%
Wells Fargo & Co.	6,760	$336,243
JPMorgan Chase & Co.	5,120	310,835
Bank of America Corp.	15,679	269,679
Citigroup, Inc.	5,004	238,190
U.S. Bancorp	4,253	182,284
Itau Unibanco Holding S.A. ADR	6,573	97,675
Banco Bradesco S.A. ADR	6,778	92,655
Credicorp Ltd.	610	84,131
ICICI Bank Ltd. ADR	1,851	81,074
HSBC Holdings plc ADR	1,583	80,464
HDFC Bank Ltd. ADR	1,940	79,598
Barclays plc ADR	4,650	73,005
Comerica, Inc.	1,200	62,160
Total Diversified Banks		1,987,993
Asset Management & Custody Banks - 9.1%
BlackRock, Inc. — Class A	496	155,982
Bank of New York Mellon Corp.	3,645	128,632
Franklin Resources, Inc.	2,296	124,397
State Street Corp.	1,635	113,714
T. Rowe Price Group, Inc.	1,169	96,267
Ameriprise Financial, Inc.	851	93,670
Invesco Ltd.	2,233	82,621
Northern Trust Corp.	1,223	80,180
Affiliated Managers Group, Inc.*	340	68,017
Waddell & Reed Financial, Inc. — Class A	700	51,534
Legg Mason, Inc.	1,030	50,511
American Capital Ltd.*	2,840	44,844
Eaton Vance Corp.	1,170	44,647
Prospect Capital Corp.	3,510	37,908
Janus Capital Group, Inc.	2,700	29,349
WisdomTree Investments, Inc.*	2,140	28,077
Total Asset Management & Custody Banks		1,230,350
Regional Banks - 7.8%
PNC Financial Services Group, Inc.	1,609	139,984
BB&T Corp.	2,747	110,347
SunTrust Banks, Inc.	2,371	94,342
Fifth Third Bancorp	3,919	89,941
M&T Bank Corp.	668	81,028
Regions Financial Corp.	7,109	78,981
KeyCorp	5,087	72,439
CIT Group, Inc.	1,285	62,991
Huntington Bancshares, Inc.	5,940	59,222
Signature Bank*	390	48,980
SVB Financial Group*	380	48,936
Zions Bancorporation	1,526	47,275
Cullen/Frost Bankers, Inc.	580	44,967
First Niagara Financial Group, Inc.	3,990	37,706
First Horizon National Corp.	2,800	34,552
Total Regional Banks		1,051,691
Property & Casualty Insurance - 7.5%
ACE Ltd.	1,164	115,306
Travelers Companies, Inc.	1,354	115,225
Chubb Corp.	1,130	100,909
Allstate Corp.	1,667	94,319
XL Group plc — Class A	2,702	84,438
Progressive Corp.	3,291	79,708
Assured Guaranty Ltd.	3,070	77,732
Axis Capital Holdings Ltd.	1,620	74,277
Arch Capital Group Ltd.*	1,290	74,227
Fidelity National Financial, Inc. — Class A	1,960	61,622
Cincinnati Financial Corp.	1,219	59,317
WR Berkley Corp.	1,170	48,695
MBIA, Inc.*	2,380	33,296
Total Property & Casualty Insurance		1,019,071
Retail REITs - 5.9%
Simon Property Group, Inc.	932	152,849
General Growth Properties, Inc.	4,263	93,786
Macerich Co.	1,022	63,701
Kimco Realty Corp.	2,898	63,408
Realty Income Corp.	1,521	62,148
Federal Realty Investment Trust	509	58,392
DDR Corp.	3,130	51,582
Regency Centers Corp.	920	46,975
Taubman Centers, Inc.	636	45,022
National Retail Properties, Inc.	1,290	44,273
Weingarten Realty Investors	1,370	41,100
Tanger Factory Outlet Centers, Inc.	1,100	38,500
CBL & Associates Properties, Inc.	2,150	38,163
Total Retail REITs		799,899
Investment Banking & Brokerage - 5.1%
Goldman Sachs Group, Inc.	1,089	178,433
Morgan Stanley	5,031	156,816
Charles Schwab Corp.	4,305	117,656
TD Ameritrade Holding Corp.	2,553	86,674
Raymond James Financial, Inc.	1,050	58,727
E*TRADE Financial Corp.*	2,170	49,953
LPL Financial Holdings, Inc.	860	45,184
Total Investment Banking & Brokerage		693,443
Specialized REITs - 4.9%
American Tower Corp. — Class A	1,460	119,531
Public Storage	666	112,214
Crown Castle International Corp.	1,410	104,030
Weyerhaeuser Co.	2,966	87,052
Plum Creek Timber Company, Inc.	1,361	57,216
Rayonier, Inc.	1,126	51,695
Extra Space Storage, Inc.	1,050	50,936
Gaming and Leisure Properties, Inc.	1,170	42,658
Corrections Corporation of America	1,264	39,588
Total Specialized REITs		664,920
Life & Health Insurance - 4.9%
MetLife, Inc.	2,972	156,922
Prudential Financial, Inc.	1,484	125,621
Aflac, Inc.	1,782	112,337
Principal Financial Group, Inc.	1,669	76,757
Lincoln National Corp.	1,464	74,181
Unum Group	1,765	62,322
Torchmark Corp.	690	54,303
Total Life & Health Insurance		662,443

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Residential REITs - 3.9%
Equity Residential	1,675	$97,133
AvalonBay Communities, Inc.	658	86,409
UDR, Inc.	2,090	53,985
Essex Property Trust, Inc.	316	53,736
Camden Property Trust	745	50,168
Mid-America Apartment Communities, Inc.	700	47,789
BRE Properties, Inc.	740	46,457
Apartment Investment & Management Co. — Class A	1,460	44,121
American Campus Communities, Inc.	1,137	42,467
Total Residential REITs		522,265
Consumer Finance - 3.8%
American Express Co.	2,246	202,206
Capital One Financial Corp.	1,824	140,740
Discover Financial Services	1,856	108,001
SLM Corp.	2,672	65,411
Total Consumer Finance		516,358
Specialized Finance - 3.6%
CME Group, Inc. — Class A	1,370	101,394
IntercontinentalExchange Group, Inc.	496	98,124
McGraw Hill Financial, Inc.	1,260	96,138
Moody's Corp.	1,075	85,269
NASDAQ OMX Group, Inc.	1,446	53,415
CBOE Holdings, Inc.	830	46,978
Total Specialized Finance		481,318
Multi-Sector Holdings - 3.2%
Berkshire Hathaway, Inc. — Class B*	2,921	365,037
Leucadia National Corp.	2,446	68,488
Total Multi-Sector Holdings		433,525
Reinsurance - 3.1%
Everest Re Group Ltd.	548	83,872
RenaissanceRe Holdings Ltd.	810	79,056
PartnerRe Ltd.	740	76,590
Validus Holdings Ltd.	1,960	73,912
Alleghany Corp.*	140	57,033
Reinsurance Group of America, Inc. — Class A	610	48,574
Total Reinsurance		419,037
Office REITs - 2.9%
Boston Properties, Inc.	762	87,273
SL Green Realty Corp.	652	65,604
Digital Realty Trust, Inc.	1,089	57,804
Alexandria Real Estate Equities, Inc.	660	47,890
Kilroy Realty Corp.	790	46,278
BioMed Realty Trust, Inc.	2,062	42,250
Highwoods Properties, Inc.	1,030	39,562
Total Office REITs		386,661
Health Care REITs - 2.7%
HCP, Inc.	2,374	92,087
Ventas, Inc.	1,490	90,249
Health Care REIT, Inc.	1,508	89,877
Senior Housing Properties Trust	1,976	44,401
Omega Healthcare Investors, Inc.	1,300	43,576
Total Health Care REITs		360,190
Diversified REITs - 2.6%
Vornado Realty Trust	905	89,197
American Realty Capital Properties, Inc.	5,013	70,282
WP Carey, Inc.	840	50,459
Duke Realty Corp.	2,986	50,404
Liberty Property Trust	1,342	49,600
Spirit Realty Capital, Inc.	3,890	42,712
Total Diversified REITs		352,654
Mortgage REITs - 2.5%
Altisource Residential Corp.	2,350	74,166
Annaly Capital Management, Inc.	6,132	67,268
American Capital Agency Corp.	2,688	57,765
NorthStar Realty Finance Corp.	2,966	47,871
Starwood Property Trust, Inc.	1,900	44,821
Two Harbors Investment Corp.	3,950	40,488
Total Mortgage REITs		332,379
Insurance Brokers - 2.3%
Marsh & McLennan Companies, Inc.	2,192	108,065
Aon plc	1,214	102,316
Arthur J Gallagher & Co.	1,110	52,814
Brown & Brown, Inc.	1,430	43,987
Total Insurance Brokers		307,182
Multi-Line Insurance - 2.0%
Loews Corp.	1,959	86,294
Hartford Financial Services Group, Inc.	2,344	82,673
Genworth Financial, Inc. — Class A*	3,371	59,768
Assurant, Inc.	690	44,822
Total Multi-Line Insurance		273,557
Thrifts & Mortgage Finance - 1.9%
New York Community Bancorp, Inc.	3,435	55,201
Ocwen Financial Corp.*	1,230	48,191
Hudson City Bancorp, Inc.	4,780	46,987
People's United Financial, Inc.	2,972	44,194
MGIC Investment Corp.*	4,070	34,676
Radian Group, Inc.	2,190	32,916
Total Thrifts & Mortgage Finance		262,165
Multi-line Insurance - 1.3%
American International Group, Inc.	3,510	175,535
Real Estate Services - 1.2%
CBRE Group, Inc. — Class A*	2,270	62,266
Realogy Holdings Corp.*	1,180	51,271
Jones Lang LaSalle, Inc.	400	47,400
Total Real Estate Services		160,937
Industrial REITs - 1.0%
Prologis, Inc.	2,331	95,175
DCT Industrial Trust, Inc.	4,289	33,797
Total Industrial REITs		128,972
Hotel & Resort REITs - 0.9%
Host Hotels & Resorts, Inc.	4,105	83,085

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Hotel & Resort REITs - 0.9% (continued)
LaSalle Hotel Properties	1,200	$37,572
Total Hotel & Resort REITs		120,657
Diversified Capital Markets - 0.6%
Deutsche Bank AG	1,685	75,539
Total Common Stocks
(Cost $9,912,923)		13,418,741

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$70,079	70,079
Total Repurchase Agreement
(Cost $70,079)		70,079
Total Investments - 99.9%
(Cost $9,983,002)		$13,488,820
Other Assets & Liabilities, net - 0.1%		12,599
Total Net Assets - 100.0%		$13,501,419

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 40.2%
Federal Farm Credit Bank[1]
0.03% due 04/03/14	$1,000,000	$999,998
Farmer Mac[1]
0.04% due 04/03/14	1,000,000	999,998
Federal Home Loan Bank[1]
0.04% due 04/09/14	1,000,000	999,990
Freddie Mac[2]
0.02% due 04/09/14	500,000	499,998
Total Federal Agency Discount Notes
(Cost $3,499,984)		3,499,984
REPURCHASE AGREEMENTS††,3 - 47.4%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	1,236,583	1,236,583
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	961,287	961,287
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	961,287	961,287
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	961,286	961,286
Total Repurchase Agreements
(Cost $4,120,443)		4,120,443
Total Investments - 87.6%
(Cost $7,620,427)		$7,620,427
Other Assets & Liabilities, net - 12.4%		1,078,013
Total Net Assets - 100.0%		$8,698,440

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
May 2014 Soybean Futures Contracts (Aggregate Value of Contracts $950,300)	13	$43,419
May 2014 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $132,863)	2	26,164
June 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $916,380)	18	18,752
June 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $715,130)	13	6,796
May 2014 WTI Crude Futures Contracts (Aggregate Value of Contracts $203,060)	2	3,732
May 2014 New York Harbor Ultra- Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $369,306)	3	1,833
May 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $139,575)	3	1,744
June 2014 Brent Crude Futures Contracts (Aggregate Value of Contracts $107,630)	1	(334)
May 2014 Wheat Futures Contracts (Aggregate Value of Contracts $34,875)	1	(607)
June 2014 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $385,050)	3	(19,690)
(Total Aggregate Value of Contracts $3,954,169)		$81,809
EQUITY FUTURES CONTRACTS PURCHASED†
April 2014 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $779,610)	7	$23,670
April 2014 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $624,520)	20	16,451
April 2014 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $567,999)	4	14,794
June 2014 DAX Index Futures Contracts†† (Aggregate Value of Contracts $330,216)	1	10,210
April 2014 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $484,618)	8	9,560
April 2014 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $428,486)	3	7,860
June 2014 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $750,661)	6	6,414
June 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $961,520)	7	4,427

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
June 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $327,540)	4	$2,214
June 2014 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $286,974)	2	2,014
June 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $116,720)	1	(1,399)
June 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $788,865)	11	(20,193)
(Total Aggregate Value of Contracts $6,447,729)		$76,022
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2014 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $2,372,391)	12	$16,659
June 2014 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $4,492,911)	26	7,338
June 2014 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $731,383)	4	5,215
June 2014 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $532,625)	4	2,032
June 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $288,875)	2	25
June 2014 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $2,434,222)	16	(230)
June 2014 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $7,008,186)	5	(1,898)
(Total Aggregate Value of Contracts $17,860,593)		$29,141
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2014 British Pound Futures Contracts (Aggregate Value of Contracts $1,562,063)	15	$4,241
June 2014 Swiss Franc Futures Contracts (Aggregate Value of Contracts $424,463)	3	(3,853)
June 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $2,410,625)	14	(16,495)
(Total Aggregate Value of Contracts $4,397,151)		$(16,107)
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $494,000)	4	$980
June 2014 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $705,496)	6	(311)
June 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $832,781)	7	(481)
June 2014 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,713,895)	27	(1,135)
June 2014 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,927,099)	18	(9,404)
(Total Aggregate Value of Contracts $6,673,271)		$(10,351)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,059,550)	17	$8,235
June 2014 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $1,625,400)	18	(8,374)
June 2014 Australian Dollar Futures Contracts (Aggregate Value of Contracts $645,680)	7	(19,627)
(Total Aggregate Value of Contracts $4,330,630)		$(19,766)
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2014 Topix Index Futures Contracts†† (Aggregate Value of Contracts $232,912)	2	$(5,159)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
June 2014 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $765,525)	7	$(5,481)
April 2014 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $783,460)	12	(36,453)
(Total Aggregate Value of Contracts $1,781,897)		$(47,093)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2014 Silver Futures Contracts (Aggregate Value of Contracts $296,775)	3	$5,546
May 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $122,510)	1	1,153
May 2014 LME Lead Futures Contracts (Aggregate Value of Contracts $51,471)	1	(406)
May 2014 Copper Futures Contracts (Aggregate Value of Contracts $302,900)	4	(413)
May 2014 Gas Oil Futures Contracts (Aggregate Value of Contracts $539,400)	6	(1,431)
May 2014 LME Nickel Futures Contracts (Aggregate Value of Contracts $95,346)	1	(1,504)
May 2014 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $574,633)	13	(6,302)
May 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $76,400)	2	(7,830)
May 2014 Corn Futures Contracts (Aggregate Value of Contracts $225,788)	9	(14,996)
May 2014 Sugar #11 Futures Contracts (Aggregate Value of Contracts $417,950)	21	(29,841)
(Total Aggregate Value of Contracts $2,703,173)		$(56,024)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 33.6%
U.S. Treasury Bond
3.63% due 02/15/44	$8,772,000	$8,876,167
Total U.S. Government Securities
(Cost $8,787,701)		8,876,167
FEDERAL AGENCY DISCOUNT NOTES†† - 19.0%
Federal Farm Credit Bank[1]
0.03% due 04/03/14	1,000,000	999,998
Farmer Mac[1]
0.04% due 04/03/14	1,000,000	999,998
Freddie Mac[2]
0.02% due 04/09/14	1,000,000	999,996
Federal Home Loan Bank[1]
0.03% due 04/09/14	1,000,000	999,993
Fannie Mae[2]
0.05% due 05/21/14	1,000,000	999,958
Total Federal Agency Discount Notes
(Cost $4,999,916)		4,999,943
REPURCHASE AGREEMENTS††,3 - 21.6%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	1,704,456	1,704,456
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	1,324,999	1,324,999
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	1,324,999	1,324,999
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	1,324,999	1,324,999
Total Repurchase Agreements
(Cost $5,679,453)		5,679,453
Total Investments - 74.2%
(Cost $19,467,070)		$19,555,563
Other Assets & Liabilities, net - 25.8%		6,791,633
Total Net Assets - 100.0%		$26,347,196

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $25,709,875)	178	$222,542

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 31.3%
Johnson & Johnson	12,510	$1,228,858
Pfizer, Inc.	32,071	1,030,121
Merck & Company, Inc.	16,424	932,390
Bristol-Myers Squibb Co.	12,737	661,687
AbbVie, Inc.	12,208	627,491
Eli Lilly & Co.	10,073	592,897
Valeant Pharmaceuticals International, Inc.*	3,534	465,887
Allergan, Inc.	3,519	436,708
Actavis plc*	2,099	432,079
Teva Pharmaceutical Industries Ltd. ADR	8,072	426,524
Forest Laboratories, Inc.*	3,837	354,040
Perrigo Company plc	2,076	321,074
Mylan, Inc.*	6,048	295,324
Endo International plc*	4,035	277,003
Zoetis, Inc.	9,290	268,853
Jazz Pharmaceuticals plc*	1,800	249,624
Novartis AG ADR	2,902	246,728
AstraZeneca plc ADR	3,579	232,206
GlaxoSmithKline plc ADR	4,125	220,399
Shire plc ADR	1,350	200,516
Mallinckrodt plc*	3,120	197,839
Novo Nordisk A/S ADR	4,280	195,382
Hospira, Inc.*	4,296	185,802
Salix Pharmaceuticals Ltd.*	1,740	180,281
Questcor Pharmaceuticals, Inc.	2,250	146,093
Medicines Co.*	3,360	95,491
Auxilium Pharmaceuticals, Inc.*	2,990	81,268
Total Pharmaceuticals		10,582,565
Biotechnology - 20.3%
Gilead Sciences, Inc.*	10,414	737,936
Amgen, Inc.	5,444	671,463
Biogen Idec, Inc.*	1,951	596,752
Celgene Corp.*	3,778	527,409
Regeneron Pharmaceuticals, Inc.*	1,299	390,064
Alexion Pharmaceuticals, Inc.*	2,553	388,388
Vertex Pharmaceuticals, Inc.*	3,991	282,244
BioMarin Pharmaceutical, Inc.*	3,110	212,133
Incyte Corporation Ltd.*	3,630	194,278
Pharmacyclics, Inc.*	1,870	187,411
Alkermes plc*	4,160	183,414
Cubist Pharmaceuticals, Inc.*	2,292	167,660
Intercept Pharmaceuticals, Inc.*	500	164,895
Medivation, Inc.*	2,485	159,959
United Therapeutics Corp.*	1,700	159,851
Isis Pharmaceuticals, Inc.*	3,640	157,284
Seattle Genetics, Inc.*	3,400	154,904
Alnylam Pharmaceuticals, Inc.*	2,210	148,379
OPKO Health, Inc.*	14,956	139,390
Cepheid, Inc.*	2,660	137,203
Theravance, Inc.*	4,020	124,379
NPS Pharmaceuticals, Inc.*	4,100	122,713
Puma Biotechnology, Inc.*	1,160	120,802
Myriad Genetics, Inc.*	3,200	109,408
Clovis Oncology, Inc.*	1,460	101,134
ACADIA Pharmaceuticals, Inc.*	4,050	98,537
Keryx Biopharmaceuticals, Inc.*,1	5,590	95,254
Arena Pharmaceuticals, Inc.*,1	14,110	88,893
ARIAD Pharmaceuticals, Inc.*	11,021	88,829
Aegerion Pharmaceuticals, Inc.*	1,830	84,400
Celldex Therapeutics, Inc.*	4,320	76,334
Total Biotechnology		6,871,700
Health Care Equipment - 17.2%
Medtronic, Inc.	9,387	577,675
Abbott Laboratories	14,221	547,650
Baxter International, Inc.	6,322	465,173
Stryker Corp.	4,672	380,628
Becton Dickinson and Co.	3,048	356,860
Covidien plc	4,471	329,334
Boston Scientific Corp.*	22,986	310,771
Intuitive Surgical, Inc.*	689	301,775
Zimmer Holdings, Inc.	3,142	297,170
St. Jude Medical, Inc.	4,480	292,947
CR Bard, Inc.	1,719	254,378
Varian Medical Systems, Inc.*	2,620	220,054
Edwards Lifesciences Corp.*	2,839	210,569
CareFusion Corp.*	4,880	196,274
IDEXX Laboratories, Inc.*	1,546	187,684
ResMed, Inc.[1]	4,088	182,693
Hologic, Inc.*	8,070	173,505
Teleflex, Inc.	1,480	158,715
Sirona Dental Systems, Inc.*	2,040	152,327
DexCom, Inc.*	2,920	120,771
Thoratec Corp.*	2,890	103,491
Total Health Care Equipment		5,820,444
Managed Health Care - 6.9%
UnitedHealth Group, Inc.	7,602	623,288
WellPoint, Inc.	3,746	372,914
Aetna, Inc.	4,680	350,860
Cigna Corp.	3,801	318,258
Humana, Inc.	2,599	292,959
Centene Corp.*	2,200	136,950
WellCare Health Plans, Inc.*	1,860	118,147
Health Net, Inc.*	3,400	115,634
Total Managed Health Care		2,329,010
Life Sciences Tools & Services - 6.2%
Thermo Fisher Scientific, Inc.	3,884	467,013
Illumina, Inc.*	2,107	313,227
Agilent Technologies, Inc.	5,410	302,527
Waters Corp.*	2,066	223,975
Mettler-Toledo International, Inc.*	830	195,614
Covance, Inc.*	1,700	176,630
PerkinElmer, Inc.	3,520	158,611
PAREXEL International Corp.*	2,350	127,112
Charles River Laboratories International, Inc.*	2,060	124,300
Total Life Sciences Tools & Services		2,089,009
Health Care Services - 5.9%
Express Scripts Holding Co.*	7,059	530,061
DaVita HealthCare Partners, Inc.*	3,762	259,014
Laboratory Corporation of America Holdings*	2,201	216,160
Quest Diagnostics, Inc.	3,622	209,786
Catamaran Corp.*	4,620	206,791

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Health Care Services - 5.9% (continued)
MEDNAX, Inc.*	2,980	$184,700
Omnicare, Inc.	3,023	180,382
Team Health Holdings, Inc.*	2,860	127,985
Chemed Corp.	1,050	93,923
Total Health Care Services		2,008,802
Health Care Distributors - 4.3%
McKesson Corp.	2,606	460,142
Cardinal Health, Inc.	4,784	334,784
AmerisourceBergen Corp. — Class A	4,083	267,804
Henry Schein, Inc.*	2,009	239,814
Patterson Companies, Inc.	3,600	150,336
Total Health Care Distributors		1,452,880
Health Care Facilities - 3.4%
HCA Holdings, Inc.*	6,653	349,282
Universal Health Services, Inc. — Class B	2,636	216,336
Community Health Systems, Inc.*	3,998	156,602
Tenet Healthcare Corp.*	3,510	150,263
Brookdale Senior Living, Inc. — Class A*	4,170	139,737
LifePoint Hospitals, Inc.*	2,220	121,101
Total Health Care Facilities		1,133,321
Health Care Technology - 2.1%
Cerner Corp.*	5,422	304,988
athenahealth, Inc.*	1,080	173,059
Allscripts Healthcare Solutions, Inc.*	6,800	122,604
Medidata Solutions, Inc.*	2,150	116,831
Total Health Care Technology		717,482
Health Care Supplies - 1.9%
Cooper Companies, Inc.	1,360	186,809
DENTSPLY International, Inc.	3,802	175,044
Align Technology, Inc.*	2,840	147,084
Alere, Inc.*	3,440	118,164
Total Health Care Supplies		627,101
Total Common Stocks
(Cost $20,488,994)		33,632,314

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$183,942	183,942
Total Repurchase Agreement
(Cost $183,942)		183,942
SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	114,097	114,097
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	101,810	101,810
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	19,193	19,193
Total Securities Lending Collateral
(Cost $235,100)		235,100
Total Investments - 100.7%
(Cost $20,908,036)		$34,051,356
Other Assets & Liabilities, net - (0.7)%		(236,250)
Total Net Assets - 100.0%		$33,815,106

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Internet Software & Services - 47.8%
Google, Inc. — Class A*	918	$1,023,120
Facebook, Inc. — Class A*	10,718	645,653
eBay, Inc.*	8,288	457,829
Yahoo!, Inc.*	9,111	327,085
Baidu, Inc. ADR*	1,828	278,551
Twitter, Inc.*,1	5,930	276,753
LinkedIn Corp. — Class A*	1,289	238,388
Qihoo 360 Technology Company Ltd. ADR*	1,719	171,178
Akamai Technologies, Inc.*	2,901	168,867
Equinix, Inc.*	908	167,835
SINA Corp.*	2,774	167,577
Yandex N.V. — Class A*	5,246	158,377
Youku Tudou, Inc. ADR*	5,442	152,594
MercadoLibre, Inc.	1,567	149,037
YY, Inc. ADR*	1,951	148,978
VeriSign, Inc.*	2,734	147,390
NetEase, Inc. ADR	2,148	144,560
SouFun Holdings Ltd. ADR	1,980	135,472
IAC/InterActiveCorp	1,863	133,000
Pandora Media, Inc.*	4,260	129,163
Sohu.com, Inc.*	1,923	125,168
Yelp, Inc. — Class A*	1,617	124,396
CoStar Group, Inc.*	642	119,887
Rackspace Hosting, Inc.*	3,587	117,725
Bitauto Holdings Ltd. ADR*	3,220	115,405
AOL, Inc.*	2,285	100,014
Zillow, Inc. — Class A*	1,054	92,857
j2 Global, Inc.	1,719	86,036
Cornerstone OnDemand, Inc.*	1,683	80,565
Conversant, Inc.*	2,789	78,510
Demandware, Inc.*	1,210	77,513
Dealertrack Technologies, Inc.*	1,566	77,032
WebMD Health Corp. — Class A*	1,751	72,491
OpenTable, Inc.*	935	71,930
Gogo, Inc.*,1	3,412	70,082
Web.com Group, Inc.*	2,040	69,421
Rocket Fuel, Inc.*,1	1,520	65,178
Trulia, Inc.*,1	1,710	56,772
ChannelAdvisor Corp.*	1,310	49,439
Angie's List, Inc.*,1	3,694	44,993
Total Internet Software & Services		6,916,821
Communications Equipment - 22.0%
QUALCOMM, Inc.	8,021	632,535
Cisco Systems, Inc.	26,535	594,649
Motorola Solutions, Inc.	3,340	214,729
Juniper Networks, Inc.*	7,380	190,109
Harris Corp.	2,070	151,441
F5 Networks, Inc.*	1,382	147,363
Telefonaktiebolaget LM Ericsson ADR	10,248	136,606
Brocade Communications Systems, Inc.*	10,950	116,180
Palo Alto Networks, Inc.*	1,680	115,248
ARRIS Group, Inc.*	3,800	107,084
JDS Uniphase Corp.*	6,942	97,188
Riverbed Technology, Inc.*	4,900	96,579
Ubiquiti Networks, Inc.*	2,110	95,942
ViaSat, Inc.*	1,380	95,275
Finisar Corp.*	3,170	84,037
Ciena Corp.*	3,606	82,000
Polycom, Inc.*	5,570	76,420
Aruba Networks, Inc.*	3,980	74,625
ADTRAN, Inc.	2,590	63,222
Total Communications Equipment		3,171,232
Internet Retail - 17.2%
Amazon.com, Inc.*	1,959	659,243
Priceline Group, Inc.*	349	415,970
Netflix, Inc.*	660	232,340
Ctrip.com International Ltd. ADR*	3,732	188,167
TripAdvisor, Inc.*	2,054	186,072
Expedia, Inc.	2,308	167,330
Vipshop Holdings Ltd. ADR*	1,046	156,168
Groupon, Inc. — Class A*	15,675	122,892
Liberty Ventures*	894	116,515
HomeAway, Inc.*	2,635	99,260
Shutterfly, Inc.*	1,696	72,385
RetailMeNot, Inc.*	2,170	69,440
Total Internet Retail		2,485,782
Systems Software - 3.6%
Symantec Corp.	9,988	199,461
Red Hat, Inc.*	3,128	165,721
Check Point Software Technologies Ltd.*	2,189	148,042
Total Systems Software		513,224
Movies & Entertainment - 2.9%
Time Warner, Inc.	6,362	415,629
Application Software - 2.4%
Intuit, Inc.	3,260	253,399
TIBCO Software, Inc.*	4,761	96,744
Total Application Software		350,143
Semiconductors - 1.6%
Broadcom Corp. — Class A	7,393	232,732
Technology Hardware, Storage & Peripherals - 1.1%
BlackBerry Ltd.*	19,025	153,722
Investment Banking & Brokerage - 0.9%
E*TRADE Financial Corp.*	5,879	135,335
Total Common Stocks
(Cost $9,601,036)		14,374,620

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$81,799	81,799
Total Repurchase Agreement
(Cost $81,799)		81,799

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 2.8%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	$198,542	$198,542
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	177,160	177,160
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	33,398	33,398
Total Securities Lending Collateral
(Cost $409,100)		409,100
Total Investments - 102.9%
(Cost $10,091,935)		$14,865,519
Other Assets & Liabilities, net - (2.9)%		(422,673)
Total Net Assets - 100.0%		$14,442,846

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 16.4%
Federal Home Loan Bank[1]
0.03% due 04/09/14	$500,000	$499,997
Total Federal Agency Discount Notes
(Cost $499,997)		499,997
REPURCHASE AGREEMENTS††,2 - 88.7%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	808,841	808,841
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	628,773	628,773
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	628,773	628,773
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	628,773	628,773
Total Repurchase Agreements
(Cost $2,695,160)		2,695,160
Total Investments - 105.1%
(Cost $3,195,157)		$3,195,157
Other Assets & Liabilities, net - (5.1)%		(155,260)
Total Net Assets - 100.0%		$3,039,897

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,3
Credit Suisse Capital, LLC April 2014 NASDAQ-100 Index Swap, Terminating 04/28/14 (Notional Value $1,356,566)	377	$12,633
Goldman Sachs International April 2014 NASDAQ-100 Index Swap, Terminating 04/29/14 (Notional Value $349,989)	97	(1,384)
Barclays Bank plc April 2014 NASDAQ-100 Index Swap, Terminating 04/30/14 (Notional Value $1,354,855)	377	(9,299)
(Total Notional Value $3,061,410)		$1,950

††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 35.2%
Federal Farm Credit Bank[1]
0.03% due 04/03/14	$1,000,000	$999,998
Farmer Mac[1]
0.04% due 04/03/14	1,000,000	999,998
Federal Home Loan Bank[1]
0.03% due 04/09/14	1,000,000	999,993
Freddie Mac[2]
0.02% due 04/09/14	500,000	499,998
Total Federal Agency Discount Notes
(Cost $3,499,987)		3,499,987
REPURCHASE AGREEMENTS††,3 - 18.7%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	559,725	559,725
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	435,115	435,115
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	435,115	435,115
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	435,115	435,115
Total Repurchase Agreements
(Cost $1,865,070)		1,865,070
Total Investments - 53.9%
(Cost $5,365,057)		$5,365,057
Other Assets & Liabilities, net - 46.1%		4,597,743
Total Net Assets - 100.0%		$9,962,800

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $186,450)	2	$(383)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,4
Credit Suisse Capital, LLC April 2014 S&P 500 Index Swap, Terminating 04/28/14 (Notional Value $1,816,243)	970	$(7,083)
Goldman Sachs International April 2014 S&P 500 Index Swap, Terminating 04/29/14 (Notional Value $4,971,440)	2,655	(16,934)
Barclays Bank plc April 2014 S&P 500 Index Swap, Terminating 04/30/14 (Notional Value $3,023,673)	1,615	(23,906)
(Total Notional Value $9,811,356)		$(47,923)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 27.0%
Freddie Mac[1]
0.02% due 04/09/14	$500,000	$499,998
Farmer Mac[2]
0.05% due 04/11/14	500,000	499,993
Total Federal Agency Discount Notes
(Cost $999,991)		999,991
REPURCHASE AGREEMENTS††,3 - 107.8%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	1,196,677	1,196,677
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	930,265	930,265
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	930,265	930,265
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	930,265	930,265
Total Repurchase Agreements
(Cost $3,987,472)		3,987,472
Total Investments - 134.8%
(Cost $4,987,463)		$4,987,463
Other Assets & Liabilities, net - (34.8)%		(1,288,886)
Total Net Assets - 100.0%		$3,698,577

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,4
Credit Suisse Capital, LLC April 2014 Dow Jones Industrial Average Index Swap, Terminating 04/28/14 (Notional Value $1,188,713)	72	$(6,513)
Barclays Bank plc April 2014 Dow Jones Industrial Average Index Swap, Terminating 04/30/14 (Notional Value $6,119,947)	372	(47,996)
(Total Notional Value $7,308,660)		$(54,509)

††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 36.8%
Freddie Mac[1]
0.02% due 04/09/14	$100,000	$99,999
Federal Home Loan Bank[2]
0.03% due 04/09/14	100,000	99,999
Farmer Mac[2]
0.05% due 04/11/14	100,000	99,999
Total Federal Agency Discount Notes
(Cost $299,997)		299,997
REPURCHASE AGREEMENTS††,3 - 57.9%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	141,787	141,787
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	110,222	110,222
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	110,222	110,222
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	110,222	110,222
Total Repurchase Agreements
(Cost $472,453)		472,453
Total Investments - 94.7%
(Cost $772,450)		$772,450
Other Assets & Liabilities, net - 5.3%		43,465
Total Net Assets - 100.0%		$815,915

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,4
Credit Suisse Capital, LLC April 2014 S&P MidCap 400 Index Swap, Terminating 04/28/14 (Notional Value $411,619)	299	$(2,226)
Barclays Bank plc April 2014 S&P MidCap 400 Index Swap, Terminating 04/30/14 (Notional Value $196,372)	142	(2,920)
Goldman Sachs International April 2014 S&P MidCap 400 Index Swap, Terminating 04/29/14 (Notional Value $211,359)	153	(3,828)
(Total Notional Value $819,350)		$(8,974)

††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 30.0%
Federal Home Loan Bank[1]
0.03% due 04/09/14	$300,000	$299,998
Farmer Mac[1]
0.05% due 04/11/14	200,000	199,997
Freddie Mac[2]
0.02% due 04/09/14	100,000	100,000
Total Federal Agency Discount Notes
(Cost $599,995)		599,995
REPURCHASE AGREEMENTS††,3 - 89.1%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	534,722	534,722
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	415,678	415,678
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	415,678	415,678
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	415,678	415,678
Total Repurchase Agreements
(Cost $1,781,755)		1,781,756
Total Investments - 119.1%
(Cost $2,381,750)		$2,381,751
Other Assets & Liabilities, net - (19.1)%		(381,331)
Total Net Assets - 100.0%		$2,000,420

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,4
Credit Suisse Capital, LLC April 2014 Russell 2000 Index Swap, Terminating 04/28/14 (Notional Value $1,452,839)	1,239	$(576)
Goldman Sachs International April 2014 Russell 2000 Index Swap, Terminating 04/29/14 (Notional Value $161,603)	138	(2,557)
Barclays Bank plc April 2014 Russell 2000 Index Swap, Terminating 04/30/14 (Notional Value $366,853)	313	(6,638)
(Total Notional Value $1,981,295)		$(9,771)

††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 42.4%
Federal Farm Credit Bank[1]
0.03% due 04/03/14	$1,000,000	$999,998
Farmer Mac[1]
0.04% due 04/03/14	1,000,000	999,998
Federal Home Loan Bank[1]
0.05% due 04/09/14	1,000,000	999,990
Total Federal Agency Discount Notes
(Cost $2,999,986)		2,999,986
REPURCHASE AGREEMENTS†† - 324.4%
Individual Repurchase Agreement[3]
Barclays Capital issued 3/31/14 at (0.10)% due 04/01/14 (secured by a U.S. Treasury Bond, at a rate of 3.625% and maturing 02/15/44 as collateral, with a value of $10,093,160 to be repurchased at $9,895,228	9,895,255	9,895,255
Joint Repurchase Agreements[2]
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	3,910,814	3,910,814
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	3,040,161	3,040,161
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	3,040,161	3,040,161
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	3,040,161	3,040,161
Total Repurchase Agreements
(Cost $22,926,552)		22,926,552
Total Investments - 366.8%
(Cost $25,926,538)		$25,926,538
U.S. Government Securities Sold Short† - (65.0)%
U.S. Treasury Bond
3.625% due 02/15/44	4,544,000	(4,597,960)
Total U.S. Government Securities Sold Short
(Proceeds $4,605,770)		(4,597,960)
Other Assets & Liabilities, net - (201.8)%		(14,261,469)
Total Net Assets - 100.0%		$7,067,109

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $2,888,750)	20	$6,058

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2] [3]	Repurchase Agreements — See Note 3. All or portion of this security is pledged as short collateral at March 31, 2014.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 26.0%
Federal Home Loan Bank[1]
0.03% due 04/09/14	$400,000	$399,997
Freddie Mac[2]
0.02% due 04/09/14	300,000	299,999
Total Federal Agency Discount Notes
(Cost $699,996)		699,996
REPURCHASE AGREEMENTS††,3 - 53.5%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	432,655	432,655
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	336,333	336,333
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	336,333	336,333
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	336,333	336,333
Total Repurchase Agreements
(Cost $1,441,654)		1,441,654
Total Investments - 79.5%
(Cost $2,141,650)		$2,141,650
Other Assets & Liabilities, net - 20.5%		553,396
Total Net Assets - 100.0%		$2,695,046

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $5,420,250)	73	$167,977
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $5,330,600)	44	$(27,814)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 100.0%
Restaurants - 16.0%
McDonald's Corp.	3,827	$375,161
Starbucks Corp.	3,670	269,304
Yum! Brands, Inc.	2,892	218,028
Chipotle Mexican Grill, Inc. — Class A*	253	143,717
Burger King Worldwide, Inc.	4,400	116,820
Darden Restaurants, Inc.	1,946	98,779
Dunkin' Brands Group, Inc.	1,700	85,306
Panera Bread Co. — Class A*	444	78,353
Domino's Pizza, Inc.	1,000	76,970
Brinker International, Inc.	1,342	70,388
Wendy's Co.	7,510	68,491
Buffalo Wild Wings, Inc.*	410	61,049
Cheesecake Factory, Inc.	1,220	58,109
Jack in the Box, Inc.*	970	57,172
Cracker Barrel Old Country Store, Inc.	580	56,399
Texas Roadhouse, Inc. — Class A	1,920	50,074
Krispy Kreme Doughnuts, Inc.*	2,250	39,893
Total Restaurants		1,924,013
Movies & Entertainment - 14.5%
Walt Disney Co.	5,533	443,027
Twenty-First Century Fox, Inc. — Class A	9,830	314,265
Time Warner, Inc.	4,362	284,969
Viacom, Inc. — Class B	2,669	226,838
Live Nation Entertainment, Inc.*	3,542	77,039
Madison Square Garden Co. — Class A*	1,350	76,653
Cinemark Holdings, Inc.	2,475	71,800
Lions Gate Entertainment Corp.	2,583	69,044
Regal Entertainment Group — Class A	3,480	65,006
DreamWorks Animation SKG, Inc. — Class A*	2,110	56,021
World Wrestling Entertainment, Inc. — Class A	1,800	51,984
Total Movies & Entertainment		1,736,646
Cable & Satellite - 14.2%
Comcast Corp. — Class A	8,554	427,870
DIRECTV*	3,111	237,742
Time Warner Cable, Inc.	1,682	230,737
DISH Network Corp. — Class A*	3,201	199,134
Charter Communications, Inc. — Class A*	1,080	133,056
Liberty Global plc — Class A*	2,796	116,314
Liberty Global plc	2,856	116,268
AMC Networks, Inc. — Class A*	1,150	84,054
Cablevision Systems Corp. — Class A	4,847	81,769
Starz — Class A*	2,213	71,436
Total Cable & Satellite		1,698,380
Tobacco - 9.5%
Philip Morris International, Inc.	5,276	431,945
Altria Group, Inc.	8,800	329,384
Reynolds American, Inc.	3,774	201,607
Lorillard, Inc.	3,135	169,541
Total Tobacco		1,132,477
Hotels, Resorts & Cruise Lines - 8.4%
Carnival Corp.	5,169	195,698
Hilton Worldwide Holdings, Inc.*	7,930	176,363
Marriott International, Inc. — Class A	2,778	155,624
Starwood Hotels & Resorts Worldwide, Inc.	1,868	148,693
Royal Caribbean Cruises Ltd.	2,317	126,416
Wyndham Worldwide Corp.	1,583	115,923
Norwegian Cruise Line Holdings Ltd.*	2,890	93,260
Total Hotels, Resorts & Cruise Lines		1,011,977
Casinos & Gaming - 8.4%
Las Vegas Sands Corp.	3,804	307,287
Wynn Resorts Ltd.	789	175,276
MGM Resorts International*	5,146	133,076
Melco Crown Entertainment Ltd. ADR*	2,958	114,327
International Game Technology	4,906	68,978
Bally Technologies, Inc.*	940	62,294
Caesars Entertainment Corp.*	2,840	53,988
Pinnacle Entertainment, Inc.*	1,900	45,030
Boyd Gaming Corp.*	3,261	43,045
Total Casinos & Gaming		1,003,301
Broadcasting - 7.4%
CBS Corp. — Class B	3,574	220,873
Discovery Communications, Inc. — Class A*	2,407	199,059
Liberty Media Corp. — Class A*	1,080	141,188
Scripps Networks Interactive, Inc. — Class A	1,657	125,783
Grupo Televisa SAB ADR	2,927	97,440
Sinclair Broadcast Group, Inc. — Class A	2,180	59,056
Nexstar Broadcasting Group, Inc. — Class A	1,090	40,897
Total Broadcasting		884,296
Distillers & Vintners - 4.5%
Brown-Forman Corp. — Class B	1,819	163,146
Constellation Brands, Inc. — Class A*	1,797	152,691
Beam, Inc.	1,676	139,611
Diageo plc ADR	720	89,705
Total Distillers & Vintners		545,153
Publishing - 3.9%
Thomson Reuters Corp.	5,872	200,823
News Corp. — Class A*	6,784	116,820
Gannett Company, Inc.	3,319	91,604
New York Times Co. — Class A	3,590	61,461
Total Publishing		470,708
Leisure Products - 3.9%
Mattel, Inc.	3,486	139,823
Polaris Industries, Inc.	808	112,886
Hasbro, Inc.	1,837	102,174
Brunswick Corp.	1,653	74,864
Sturm Ruger & Company, Inc.	650	38,870
Total Leisure Products		468,617

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Home Entertainment Software - 3.2%
Activision Blizzard, Inc.	6,956	$142,181
Electronic Arts, Inc.*	3,790	109,948
Zynga, Inc. — Class A*	16,300	70,090
Take-Two Interactive Software, Inc.*	2,529	55,461
Total Home Entertainment Software		377,680
Brewers - 2.9%
Molson Coors Brewing Co. — Class B	2,105	123,901
Anheuser-Busch InBev N.V. ADR	1,168	122,990
AMBEV S.A. ADR	13,400	99,294
Total Brewers		346,185
Leisure Facilities - 2.0%
Six Flags Entertainment Corp.	1,778	71,386
SeaWorld Entertainment, Inc.	1,950	58,949
Vail Resorts, Inc.	820	57,154
Life Time Fitness, Inc.*	1,131	54,401
Total Leisure Facilities		241,890
Motorcycle Manufacturers - 1.2%
Harley-Davidson, Inc.	2,133	142,079
Total Common Stocks
(Cost $7,028,876)		11,983,402

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$59,660	59,660
Total Repurchase Agreement
(Cost $59,660)		59,660
Total Investments - 100.5%
(Cost $7,088,536)		$12,043,062
Other Assets & Liabilities, net - (0.5)%		(60,875)
Total Net Assets - 100.0%		$11,982,187

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 64.5%
Consumer Discretionary - 18.1%
Thor Industries, Inc.[1]	4,000	$244,241
Service Corporation International[1]	12,130	241,144
Priceline Group, Inc.*,1	200	238,379
Leggett & Platt, Inc.[1]	7,238	236,248
Hyatt Hotels Corp. — Class A*,1	4,377	235,526
Lear Corp.[1]	2,800	234,417
John Wiley & Sons, Inc. — Class A1	4,057	233,846
Darden Restaurants, Inc.[1]	4,562	231,567
Clear Channel Outdoor Holdings, Inc. — Class A1	25,373	231,148
Ford Motor Co.[1]	14,796	230,818
BorgWarner, Inc.[1]	3,732	229,406
Allison Transmission Holdings, Inc.	7,647	228,951
Liberty Interactive Corp. — Class A*,1	7,928	228,881
Gentex Corp.[1]	7,249	228,561
TRW Automotive Holdings Corp.*,1	2,800	228,536
Harley-Davidson, Inc.[1]	3,400	226,474
Regal Entertainment Group — Class A1	12,088	225,804
Johnson Controls, Inc.[1]	4,735	224,060
Six Flags Entertainment Corp.[1]	5,553	222,953
Wendy's Co.[1]	24,400	222,528
Penn National Gaming, Inc.*,1	17,913	220,688
Goodyear Tire & Rubber Co.[1]	8,425	220,145
Expedia, Inc.[1]	3,012	218,371
News Corp. — Class A*,1	12,600	216,972
Cablevision Systems Corp. — Class A1	12,818	216,240
Taylor Morrison Home Corp. — Class A*,1	9,129	214,532
General Motors Co.[1]	6,200	213,404
Choice Hotels International, Inc.[1]	4,600	211,600
Groupon, Inc. — Class A*,1	26,985	211,562
Liberty Ventures*,1	1,589	207,094
SeaWorld Entertainment, Inc.[1]	6,622	200,183
Amazon.com, Inc.*,1	594	199,893
TripAdvisor, Inc.*,1	2,143	194,134
zulily, Inc. — Class A*,2	3,746	188,012
HomeAway, Inc.*,1	4,975	187,408
Delphi Automotive plc[1]	2,708	183,765
Netflix, Inc.*,1	509	179,183
Morningstar, Inc.[1]	174	13,749
Brinker International, Inc.[1]	100	5,245
Total Consumer Discretionary		8,125,668
Information Technology - 15.1%
Lexmark International, Inc. — Class A1	5,564	257,557
Advanced Micro Devices, Inc.*,1	62,335	249,962
Freescale Semiconductor Ltd.*,1	9,895	241,537
Diebold, Inc.[1]	6,054	241,493
CommScope Holding Company, Inc.*,1	9,616	237,323
Atmel Corp.*,1	28,375	237,215
Maxim Integrated Products, Inc.[1]	7,072	234,225
JDS Uniphase Corp.*,1	16,625	232,750
Fairchild Semiconductor International, Inc. — Class A*,1	16,788	231,507
NCR Corp.*,1	6,289	229,863
Ingram Micro, Inc. — Class A*,1	7,744	228,913
Science Applications International Corp.[1]	6,119	228,790
Silicon Laboratories, Inc.*,1	4,333	226,399
AOL, Inc.*,1	5,170	226,290
Akamai Technologies, Inc.*,1	3,838	223,410
Compuware Corp.[1]	21,236	222,979
VeriSign, Inc.*,1	4,113	221,732
EchoStar Corp. — Class A*,1	4,639	220,631
Solera Holdings, Inc.[1]	3,404	215,609
Equinix, Inc.*,1	1,151	212,751
Rovi Corp.*,1	9,329	212,515
CDW Corp.[1]	7,618	209,038
IAC/InterActiveCorp[1]	2,917	208,245
Polycom, Inc.*,1	15,160	207,995
LinkedIn Corp. — Class A*,1	1,113	205,838
Rackspace Hosting, Inc.*,1	6,148	201,777
Twitter, Inc.*,2	4,300	200,681
NetApp, Inc.[1]	5,274	194,611
Leidos Holdings, Inc.[1]	4,774	168,856
FactSet Research Systems, Inc.[1]	1,457	157,079
Pandora Media, Inc.*,1	3,660	110,971
Fortinet, Inc.*,1	3,807	83,868
Total Information Technology		6,782,410
Industrials - 13.1%
Copa Holdings S.A. — Class A1	1,753	254,518
Harsco Corp.[1]	10,560	247,421
Lockheed Martin Corp.[1]	1,483	242,086
Alaska Air Group, Inc.[1]	2,581	240,833
L-3 Communications Holdings, Inc.[1]	2,007	237,127
TransDigm Group, Inc.[1]	1,277	236,500
Southwest Airlines Co.[1]	9,996	236,006
Northrop Grumman Corp.[1]	1,890	233,188
Kirby Corp.*,1	2,300	232,875
Landstar System, Inc.[1]	3,932	232,853
Con-way, Inc.[1]	5,625	231,075
B/E Aerospace, Inc.*,1	2,660	230,861
Triumph Group, Inc.[1]	3,569	230,486
Delta Air Lines, Inc.[1]	6,622	229,452
Alliant Techsystems, Inc.[1]	1,599	227,298
General Dynamics Corp.[1]	2,073	225,791
Textron, Inc.[1]	5,737	225,407
Huntington Ingalls Industries, Inc.[1]	2,200	224,972
Spirit AeroSystems Holdings, Inc. — Class A*,1	7,980	224,956
Hexcel Corp.*,1	5,157	224,536
American Airlines Group, Inc.*	6,100	223,260
Regal-Beloit Corp.[1]	3,041	221,111
Rockwell Collins, Inc.[1]	2,767	220,447
United Continental Holdings, Inc.*	4,886	218,062

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 64.5% (continued)
Industrials - 13.1% (continued)
Exelis, Inc.[1]	10,943	$208,026
Hubbell, Inc. — Class B1	1,199	143,724
Total Industrials		5,902,871
Health Care - 12.4%
Hospira, Inc.*,1	5,422	234,502
Allergan, Inc.[1]	1,874	232,563
Merck & Company, Inc.[1]	4,065	230,770
PerkinElmer, Inc.[1]	5,100	229,806
Health Net, Inc.*,1	6,756	229,772
Covance, Inc.*,1	2,200	228,580
Eli Lilly & Co.[1]	3,867	227,612
Bio-Rad Laboratories, Inc. — Class A*,1	1,770	226,772
Premier, Inc. — Class A*,1	6,780	223,401
Bruker Corp.*,1	9,701	221,086
Techne Corp.[1]	2,550	217,694
Cubist Pharmaceuticals, Inc.*,1	2,928	214,183
QIAGEN N.V.*,1	10,100	213,009
Jazz Pharmaceuticals plc*,1	1,530	212,180
Mettler-Toledo International, Inc.*,1	900	212,112
Myriad Genetics, Inc.*,2	6,154	210,405
Salix Pharmaceuticals Ltd.*,1	1,985	205,666
Mylan, Inc.*,1	4,174	203,816
BioMarin Pharmaceutical, Inc.*,1	2,952	201,356
Theravance, Inc.*,1	6,456	199,749
Seattle Genetics, Inc.*,1	4,382	199,644
Vertex Pharmaceuticals, Inc.*,1	2,773	196,107
Medivation, Inc.*,1	2,947	189,698
Incyte Corporation Ltd.*,1	3,200	171,264
Pharmacyclics, Inc.*,1	1,700	170,374
United Therapeutics Corp.*,1	1,500	141,045
Waters Corp.*,1	800	86,728
AmerisourceBergen Corp. — Class A1	614	40,272
Total Health Care		5,570,166
Materials - 2.8%
Kronos Worldwide, Inc.[1]	14,484	241,594
Greif, Inc. — Class A1	4,415	231,743
Eagle Materials, Inc.[1]	2,590	229,629
Domtar Corp.[1]	2,000	224,440
Huntsman Corp.[1]	7,666	187,204
Bemis Company, Inc.[1]	3,708	145,502
Total Materials		1,260,112
Financials - 1.6%
Interactive Brokers Group, Inc. — Class A1	10,243	221,966
SEI Investments Co.[1]	4,888	164,286
Bank of Hawaii Corp.[1]	2,583	156,555
Chimera Investment Corp.[1]	32,155	98,394
Artisan Partners Asset Management, Inc. — Class A1	1,492	95,861
Total Financials		737,062
Energy - 0.5%
PBF Energy, Inc. — Class A1	9,166	236,483
Telecommunication Services - 0.5%
Windstream Holdings, Inc.[1]	28,480	234,675
Consumer Staples - 0.4%
Avon Products, Inc.[1]	12,901	188,870
Total Common Stocks
(Cost $26,641,196)		29,038,317

	Face Amount
REPURCHASE AGREEMENT††,3 - 40.8%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$18,352,512	18,352,512
Total Repurchase Agreement
(Cost $18,352,512)		18,352,512
SECURITIES LENDING COLLATERAL††,4 - 1.2%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	253,964	253,964
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	226,615	226,615
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	42,721	42,721
Total Securities Lending Collateral
(Cost $523,300)		523,300
Total Investments - 106.5%
(Cost $45,517,008)		$47,914,129

	Shares
COMMON STOCKS SOLD SHORT† - (20.7)%
Telecommunication Services - (0.1)%
Verizon Communications, Inc.	989	(47,047)
Health Care - (0.5)%
Abbott Laboratories	2,889	(111,255)
Medtronic, Inc.	1,936	(119,142)
Total Health Care		(230,397)
Materials - (0.7)%
Rockwood Holdings, Inc.	1,234	(91,810)
Freeport-McMoRan Copper & Gold, Inc.	3,102	(102,583)
Southern Copper Corp.	3,766	(109,628)
Total Materials		(304,021)
Industrials - (1.5)%
FedEx Corp.	842	(111,616)
Danaher Corp.	1,500	(112,500)
General Electric Co.	4,452	(115,262)
3M Co.	850	(115,311)
United Parcel Service, Inc. — Class B	1,188	(115,687)
Chicago Bridge & Iron Company N.V.	1,367	(119,134)
Total Industrials		(689,510)
Consumer Staples - (1.8)%
Mondelez International, Inc. — Class A	424	(14,649)
Estee Lauder Companies, Inc. — Class A	1,025	(68,552)
Keurig Green Mountain, Inc.	1,044	(110,236)
Kimberly-Clark Corp.	1,063	(117,196)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (20.7)% (continued)
Consumer Staples - (1.8)% (continued)
Procter & Gamble Co.	1,484	$(119,610)
Colgate-Palmolive Co.	1,844	(119,620)
Nu Skin Enterprises, Inc. — Class A	1,479	(122,535)
Energizer Holdings, Inc.	1,230	(123,910)
Total Consumer Staples		(796,308)
Energy - (3.4)%
Pioneer Natural Resources Co.	580	(108,541)
Occidental Petroleum Corp.	1,190	(113,395)
Apache Corp.	1,381	(114,554)
National Oilwell Varco, Inc.	1,490	(116,026)
Hess Corp.	1,429	(118,436)
EOG Resources, Inc.	604	(118,487)
Oil States International, Inc.*	1,205	(118,813)
FMC Technologies, Inc.*	2,278	(119,117)
Exxon Mobil Corp.	1,227	(119,853)
Chevron Corp.	1,008	(119,861)
Halliburton Co.	2,055	(121,019)
Schlumberger Ltd.	1,242	(121,096)
ConocoPhillips	1,741	(122,479)
Total Energy		(1,531,677)
Financials - (4.8)%
Crown Castle International Corp.	200	(14,756)
General Growth Properties, Inc.	1,320	(29,040)
HCP, Inc.	2,363	(91,661)
Ocwen Financial Corp.*	2,539	(99,478)
AvalonBay Communities, Inc.	771	(101,248)
MBIA, Inc.*	7,657	(107,121)
Ventas, Inc.	1,791	(108,481)
Goldman Sachs Group, Inc.	671	(109,943)
Citigroup, Inc.	2,336	(111,194)
American Express Co.	1,250	(112,538)
Prologis, Inc.	2,768	(113,017)
American International Group, Inc.	2,270	(113,523)
American Tower Corp. — Class A	1,387	(113,554)
Public Storage	674	(113,562)
Equity Residential	1,959	(113,602)
Travelers Companies, Inc.	1,360	(115,736)
Boston Properties, Inc.	1,013	(116,019)
Simon Property Group, Inc.	708	(116,112)
ACE Ltd.	1,180	(116,890)
MetLife, Inc.	2,220	(117,216)
Popular, Inc.*	3,785	(117,297)
Total Financials		(2,151,988)
Consumer Discretionary - (7.9)%
GNC Holdings, Inc. — Class A	1,009	(44,416)
Guess?, Inc.	3,806	(105,046)
DSW, Inc. — Class A	2,934	(105,213)
Tiffany & Co.	1,240	(106,826)
LKQ Corp.*	4,060	(106,981)
Dollar General Corp.*	1,933	(107,243)
The Gap, Inc.	2,710	(108,563)
Ascena Retail Group, Inc.*	6,358	(109,866)
Home Depot, Inc.	1,390	(109,991)
CarMax, Inc.*	2,351	(110,027)
Dollar Tree, Inc.*	2,138	(111,561)
Cabela's, Inc.*	1,707	(111,826)
Lowe's Companies, Inc.	2,290	(111,981)
Urban Outfitters, Inc.*	3,109	(113,385)
TJX Companies, Inc.	1,870	(113,416)
O'Reilly Automotive, Inc.*	767	(113,815)
AutoZone, Inc.*	212	(113,865)
L Brands, Inc.	2,008	(113,994)
Genuine Parts Co.	1,318	(114,468)
Ross Stores, Inc.	1,605	(114,837)
Murphy USA, Inc.*	2,843	(115,397)
Bed Bath & Beyond, Inc.*	1,679	(115,515)
Target Corp.	1,910	(115,574)
Advance Auto Parts, Inc.	919	(116,254)
Aaron's, Inc.	3,849	(116,394)
Hasbro, Inc.	2,105	(117,080)
Nordstrom, Inc.	1,875	(117,094)
Polaris Industries, Inc.	840	(117,357)
Kohl's Corp.	2,098	(119,166)
Macy's, Inc.	2,013	(119,351)
GameStop Corp. — Class A	2,980	(122,478)
Ulta Salon Cosmetics & Fragrance, Inc.*	1,305	(127,211)
Total Consumer Discretionary		(3,566,191)
Total Common Stock Sold Short
(Proceeds $9,148,257)		(9,317,139)
Total Securities Sold Short- (20.7)%
(Proceeds $9,148,257)		$(9,317,139)
Other Assets & Liabilities, net - 14.2%		6,399,766
Total Net Assets - 100.0%		$44,996,756

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2014.
[2]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[3]	Repurchase Agreement — See Note 3.
[4]	Securities lending collateral — See Note 4.
plc — Public Limited Company

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 59.3%
Financials - 13.6%
Affiliated Managers Group, Inc.*	271	$54,214
SL Green Realty Corp.	480	48,297
Realty Income Corp.	1,097	44,824
Fidelity National Financial, Inc. — Class A	1,380	43,388
Federal Realty Investment Trust	338	38,775
Everest Re Group Ltd.	237	36,273
New York Community Bancorp, Inc.	2,214	35,580
Raymond James Financial, Inc.	616	34,453
Alleghany Corp.*	84	34,220
Essex Property Trust, Inc.	197	33,501
UDR, Inc.	1,258	32,494
Arthur J Gallagher & Co.	671	31,926
Waddell & Reed Financial, Inc. — Class A	425	31,289
Signature Bank*	237	29,765
SVB Financial Group*	224	28,847
Rayonier, Inc.	628	28,831
Camden Property Trust	424	28,552
Reinsurance Group of America, Inc. — Class A	351	27,950
Duke Realty Corp.	1,636	27,615
Liberty Property Trust	732	27,055
Extra Space Storage, Inc.	551	26,729
Jones Lang LaSalle, Inc.	223	26,426
East West Bancorp, Inc.	721	26,317
Alexandria Real Estate Equities, Inc.	359	26,048
Mid-America Apartment Communities, Inc.	374	25,533
MSCI, Inc. — Class A*	584	25,123
CBOE Holdings, Inc.	433	24,508
BRE Properties, Inc.	387	24,296
SEI Investments Co.	712	23,930
Kilroy Realty Corp.	408	23,901
Eaton Vance Corp.	615	23,468
Regency Centers Corp.	458	23,385
HCC Insurance Holdings, Inc.	498	22,654
Taubman Centers, Inc.	316	22,370
WR Berkley Corp.	521	21,684
Hospitality Properties Trust	753	21,626
Senior Housing Properties Trust	942	21,167
American Financial Group, Inc.	362	20,891
Omega Healthcare Investors, Inc.	623	20,883
National Retail Properties, Inc.	607	20,832
Protective Life Corp.	393	20,669
RenaissanceRe Holdings Ltd.	209	20,398
Cullen/Frost Bankers, Inc.	263	20,390
Old Republic International Corp.	1,210	19,844
BioMed Realty Trust, Inc.	963	19,732
American Campus Communities, Inc.	521	19,459
Commerce Bancshares, Inc.	408	18,939
City National Corp.	237	18,657
Prosperity Bancshares, Inc.	281	18,588
Brown & Brown, Inc.	592	18,210
Corrections Corporation of America	580	18,166
Highwoods Properties, Inc.	450	17,285
Home Properties, Inc.	287	17,254
FirstMerit Corp.	823	17,143
Weingarten Realty Investors	561	16,830
First Niagara Financial Group, Inc.	1,770	16,727
Synovus Financial Corp.	4,861	16,479
Hancock Holding Co.	412	15,100
StanCorp Financial Group, Inc.	218	14,562
First Horizon National Corp.	1,180	14,561
Associated Banc-Corp.	806	14,556
Federated Investors, Inc. — Class B	469	14,323
First American Financial Corp.	535	14,204
Webster Financial Corp.	448	13,915
TCF Financial Corp.	832	13,861
Bank of Hawaii Corp.	222	13,455
Hanover Insurance Group, Inc.	218	13,394
Primerica, Inc.	275	12,955
Aspen Insurance Holdings Ltd.	326	12,942
Fulton Financial Corp.	958	12,052
Washington Federal, Inc.	511	11,906
Corporate Office Properties Trust	434	11,562
BancorpSouth, Inc.	424	10,583
Valley National Bancorp	1,002	10,431
Kemper Corp.	260	10,184
Cathay General Bancorp	368	9,270
Mack-Cali Realty Corp.	443	9,210
Alexander & Baldwin, Inc.	210	8,938
Trustmark Corp.	337	8,543
Janus Capital Group, Inc.	751	8,163
Mercury General Corp.	178	8,024
Potlatch Corp.	206	7,970
International Bancshares Corp.	286	7,173
Equity One, Inc.	317	7,082
Westamerica Bancorporation	129	6,976
Greenhill & Company, Inc.	130	6,757
Astoria Financial Corp.	420	5,804
Total Financials		1,812,846
Industrials - 9.9%
United Rentals, Inc.*	466	44,242
B/E Aerospace, Inc.*	493	42,788
Wabtec Corp.	480	37,201
Towers Watson & Co. — Class A	320	36,496
Fortune Brands Home & Security, Inc.	825	34,716
J.B. Hunt Transport Services, Inc.	458	32,940
Alaska Air Group, Inc.	344	32,098
Hubbell, Inc. — Class B	267	32,005
Manpowergroup, Inc.	399	31,453
IDEX Corp.	405	29,521
Lincoln Electric Holdings, Inc.	405	29,164
Kirby Corp.*	284	28,755
Donaldson Company, Inc.	668	28,323
Trinity Industries, Inc.	388	27,963
Acuity Brands, Inc.	210	27,840
Waste Connections, Inc.	617	27,062

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 59.3% (continued)
Industrials - 9.9% (continued)
Carlisle Companies, Inc.	319	$25,309
Huntington Ingalls Industries, Inc.	244	24,951
Genesee & Wyoming, Inc. — Class A*	255	24,817
Oshkosh Corp.	421	24,784
Terex Corp.	554	24,542
AGCO Corp.	436	24,050
Timken Co.	390	22,924
Graco, Inc.	305	22,796
Alliant Techsystems, Inc.	159	22,602
SPX Corp.	225	22,120
Nordson Corp.	302	21,288
MSC Industrial Direct Company, Inc. — Class A	236	20,419
Lennox International, Inc.	224	20,364
Copart, Inc.*	559	20,342
Old Dominion Freight Line, Inc.*	349	19,802
KBR, Inc.	742	19,797
Valmont Industries, Inc.	132	19,647
ITT Corp.	456	19,499
Exelis, Inc.	945	17,964
RR Donnelley & Sons Co.	993	17,775
AO Smith Corp.	384	17,672
Kennametal, Inc.	393	17,410
Crane Co.	241	17,147
URS Corp.	361	16,989
Triumph Group, Inc.	259	16,726
Esterline Technologies Corp.*	155	16,514
Regal-Beloit Corp.	223	16,214
AECOM Technology Corp.*	491	15,795
GATX Corp.	230	15,612
Clean Harbors, Inc.*	277	15,177
CLARCOR, Inc.	247	14,165
Watsco, Inc.	136	13,588
Landstar System, Inc.	228	13,502
Deluxe Corp.	252	13,222
Corporate Executive Board Co.	168	12,470
Woodward, Inc.	299	12,417
Con-way, Inc.	287	11,790
JetBlue Airways Corp.*	1,140	9,907
Rollins, Inc.	317	9,586
Herman Miller, Inc.	296	9,510
Harsco Corp.	404	9,466
MSA Safety, Inc.	158	9,006
HNI Corp.	223	8,153
Granite Construction, Inc.	181	7,227
Brink's Co.	238	6,795
FTI Consulting, Inc.*	199	6,635
General Cable Corp.	246	6,300
Werner Enterprises, Inc.	230	5,867
UTI Worldwide, Inc.	455	4,818
Total Industrials		1,308,039
Information Technology - 9.4%
Trimble Navigation Ltd.*	1,295	50,337
Equinix, Inc.*	247	45,655
ANSYS, Inc.*	463	35,661
Skyworks Solutions, Inc.*	940	35,269
Cree, Inc.*	608	34,388
Avnet, Inc.	690	32,105
Gartner, Inc.*	461	32,012
NCR Corp.*	832	30,410
Arrow Electronics, Inc.*	500	29,680
Synopsys, Inc.*	771	29,614
3D Systems Corp.*,1	482	28,510
Global Payments, Inc.	360	25,599
Jack Henry & Associates, Inc.	426	23,754
Concur Technologies, Inc.*	236	23,381
SunEdison, Inc.*	1,230	23,174
Ingram Micro, Inc. — Class A*	769	22,732
Cadence Design Systems, Inc.*	1,450	22,533
Broadridge Financial Solutions, Inc.	598	22,209
Solera Holdings, Inc.	345	21,852
FactSet Research Systems, Inc.	198	21,346
PTC, Inc.*	594	21,045
Informatica Corp.*	550	20,779
MICROS Systems, Inc.*	372	19,689
Teradyne, Inc.*	970	19,293
Rackspace Hosting, Inc.*	580	19,036
VeriFone Systems, Inc.*	558	18,872
WEX, Inc.*	191	18,155
Atmel Corp.*	2,124	17,757
AOL, Inc.*	401	17,552
Zebra Technologies Corp. — Class A*	252	17,491
JDS Uniphase Corp.*	1,170	16,380
Riverbed Technology, Inc.*	801	15,788
TIBCO Software, Inc.*	764	15,524
Fortinet, Inc.*	685	15,091
CommVault Systems, Inc.*	223	14,484
Lexmark International, Inc. — Class A	306	14,165
National Instruments Corp.	488	14,001
SolarWinds, Inc.*	326	13,897
DST Systems, Inc.	145	13,745
CoreLogic, Inc.*	457	13,728
Knowles Corp.*	425	13,417
Acxiom Corp.*	383	13,173
Leidos Holdings, Inc.	364	12,875
Diebold, Inc.	319	12,725
Advanced Micro Devices, Inc.*	3,090	12,391
Ciena Corp.*	526	11,961
Compuware Corp.	1,090	11,445
ACI Worldwide, Inc.*	192	11,364
Tech Data Corp.*	186	11,339
Rovi Corp.*	493	11,231
RF Micro Devices, Inc.*	1,413	11,134
Convergys Corp.	504	11,043
Mentor Graphics Corp.	488	10,746
Silicon Laboratories, Inc.*	195	10,189
Vishay Intertechnology, Inc.	679	10,104
NeuStar, Inc. — Class A*	306	9,948
International Rectifier Corp.*	360	9,864
Fair Isaac Corp.	175	9,681
Plantronics, Inc.	215	9,557
Polycom, Inc.*	685	9,398
Conversant, Inc.*	314	8,839
Semtech Corp.*	344	8,717

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 59.3% (continued)
Information Technology - 9.4% (continued)
Fairchild Semiconductor International, Inc. — Class A*	624	$8,605
Integrated Device Technology, Inc.*	683	8,353
Intersil Corp. — Class A	638	8,243
Science Applications International Corp.	208	7,777
Cypress Semiconductor Corp.	705	7,240
ADTRAN, Inc.	283	6,908
Itron, Inc.*	194	6,895
InterDigital, Inc.	202	6,688
Advent Software, Inc.	206	6,048
ManTech International Corp. — Class A	118	3,470
Total Information Technology		1,238,061
Consumer Discretionary - 8.0%
Polaris Industries, Inc.	331	46,244
Advance Auto Parts, Inc.	365	46,172
Under Armour, Inc. — Class A*	400	45,857
Signet Jewelers Ltd.	399	42,238
LKQ Corp.*	1,505	39,657
Hanesbrands, Inc.	500	38,240
Jarden Corp.*	618	36,975
Foot Locker, Inc.	734	34,482
Williams-Sonoma, Inc.	439	29,255
Toll Brothers, Inc.*	799	28,684
NVR, Inc.*	25	28,675
Dick's Sporting Goods, Inc.	510	27,851
Panera Bread Co. — Class A*	132	23,294
Gentex Corp.	732	23,080
Kate Spade & Co.*	610	22,625
AMC Networks, Inc. — Class A*	299	21,854
Domino's Pizza, Inc.	281	21,629
Service Corporation International	1,063	21,133
Tupperware Brands Corp.	250	20,940
Brunswick Corp.	460	20,833
Carter's, Inc.	268	20,810
Brinker International, Inc.	334	17,518
Apollo Education Group, Inc. — Class A*	496	16,983
Lamar Advertising Co. — Class A*	327	16,674
Tempur Sealy International, Inc.*	303	15,353
Cabela's, Inc.*	230	15,067
Cinemark Holdings, Inc.	517	14,998
Sotheby's	344	14,981
Abercrombie & Fitch Co. — Class A	380	14,630
Deckers Outdoor Corp.*	173	13,793
Thor Industries, Inc.	224	13,677
John Wiley & Sons, Inc. — Class A	230	13,257
Bally Technologies, Inc.*	199	13,188
JC Penney Company, Inc.*,1	1,519	13,094
Chico's FAS, Inc.	795	12,744
Wendy's Co.	1,320	12,038
DeVry Education Group, Inc.	282	11,954
CST Brands, Inc.	382	11,934
Cheesecake Factory, Inc.	236	11,241
Ascena Retail Group, Inc.*	649	11,215
Big Lots, Inc.*	292	11,058
Aaron's, Inc.	360	10,886
New York Times Co. — Class A	630	10,786
American Eagle Outfitters, Inc.	844	10,331
Office Depot, Inc.*	2,428	10,028
HSN, Inc.	163	9,736
DreamWorks Animation SKG, Inc. — Class A*	358	9,505
ANN, Inc.*	229	9,499
Life Time Fitness, Inc.*	192	9,235
Murphy USA, Inc.*	222	9,011
Meredith Corp.	187	8,682
Guess?, Inc.	296	8,170
KB Home	414	7,034
Rent-A-Center, Inc. — Class A	264	7,022
Bob Evans Farms, Inc.	124	6,204
Matthews International Corp. — Class A	141	5,754
MDC Holdings, Inc.	193	5,458
International Speedway Corp. — Class A	143	4,861
Scientific Games Corp. — Class A*	239	3,281
Total Consumer Discretionary		1,061,408
Health Care - 5.6%
Henry Schein, Inc.*	430	51,330
Endo International plc*	684	46,957
Universal Health Services, Inc. — Class B	452	37,096
Mettler-Toledo International, Inc.*	144	33,937
Salix Pharmaceuticals Ltd.*	320	33,155
Cooper Companies, Inc.	240	32,967
ResMed, Inc.[1]	708	31,641
MEDNAX, Inc.*	504	31,238
IDEXX Laboratories, Inc.*	253	30,714
Omnicare, Inc.	499	29,775
Hologic, Inc.*	1,370	29,455
Covance, Inc.*	282	29,300
Cubist Pharmaceuticals, Inc.*	372	27,212
Community Health Systems, Inc.*	565	22,131
Teleflex, Inc.	206	22,091
United Therapeutics Corp.*	229	21,533
Sirona Dental Systems, Inc.*	274	20,460
Align Technology, Inc.*	361	18,696
Mallinckrodt plc*	288	18,262
Charles River Laboratories International, Inc.*	239	14,421
Allscripts Healthcare Solutions, Inc.*	793	14,298
VCA Antech, Inc.*	442	14,246
STERIS Corp.	292	13,943
WellCare Health Plans, Inc.*	219	13,911
Techne Corp.	162	13,830
Health Net, Inc.*	401	13,638
Bio-Rad Laboratories, Inc. — Class A*	101	12,940
LifePoint Hospitals, Inc.*	235	12,819
Owens & Minor, Inc.	316	11,069
Hill-Rom Holdings, Inc.	286	11,022

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 59.3% (continued)
Health Care - 5.6% (continued)
Thoratec Corp.*	287	$10,277
HMS Holdings Corp.*	438	8,344
Masimo Corp.*	256	6,991
Total Health Care		739,699
Materials - 4.3%
Rock-Tenn Co. — Class A	359	37,899
Ashland, Inc.	359	35,713
Packaging Corporation of America	488	34,341
Martin Marietta Materials, Inc.	228	29,264
Valspar Corp.	394	28,415
RPM International, Inc.	663	27,740
Reliance Steel & Aluminum Co.	387	27,345
Albemarle Corp.	398	26,435
Eagle Materials, Inc.	250	22,165
NewMarket Corp.	56	21,884
AptarGroup, Inc.	328	21,681
Sonoco Products Co.	510	20,920
Royal Gold, Inc.	326	20,414
Steel Dynamics, Inc.	1,120	19,925
Domtar Corp.	160	17,955
Cabot Corp.	300	17,718
Carpenter Technology Corp.	266	17,567
Cytec Industries, Inc.	179	17,472
Sensient Technologies Corp.	249	14,046
Compass Minerals International, Inc.	163	13,451
Scotts Miracle-Gro Co. — Class A	217	13,298
Louisiana-Pacific Corp.*	707	11,927
Commercial Metals Co.	585	11,045
Minerals Technologies, Inc.	171	11,040
Olin Corp.	396	10,934
Silgan Holdings, Inc.	219	10,845
Worthington Industries, Inc.	264	10,098
Greif, Inc. — Class A	156	8,188
Intrepid Potash, Inc.*	277	4,282
Total Materials		564,007
Energy - 3.5%
Cimarex Energy Co.	435	51,812
HollyFrontier Corp.	993	47,247
Oceaneering International, Inc.	540	38,804
Gulfport Energy Corp.*	424	30,180
Energen Corp.	364	29,415
Oil States International, Inc.*	267	26,326
Superior Energy Services, Inc.	794	24,423
SM Energy Co.	333	23,740
Patterson-UTI Energy, Inc.	718	22,746
Dresser-Rand Group, Inc.*	382	22,313
Dril-Quip, Inc.*	199	22,308
WPX Energy, Inc.*	1,000	18,030
World Fuel Services Corp.	356	15,700
Atwood Oceanics, Inc.*	287	14,462
Rosetta Resources, Inc.*	305	14,207
Unit Corp.*	216	14,122
CARBO Ceramics, Inc.	99	13,661
Tidewater, Inc.	246	11,961
Helix Energy Solutions Group, Inc.*	490	11,260
Bill Barrett Corp.*	250	6,400
Alpha Natural Resources, Inc.*	1,107	4,705
Total Energy		463,822
Utilities - 2.8%
OGE Energy Corp.	996	36,612
MDU Resources Group, Inc.	948	32,525
Alliant Energy Corp.	555	31,530
National Fuel Gas Co.	423	29,627
UGI Corp.	570	25,998
Atmos Energy Corp.	502	23,659
Westar Energy, Inc.	647	22,749
Aqua America, Inc.	888	22,262
Questar Corp.	877	20,855
Great Plains Energy, Inc.	766	20,713
Vectren Corp.	416	16,386
Cleco Corp.	303	15,326
IDACORP, Inc.	250	13,868
Hawaiian Electric Industries, Inc.	510	12,964
Black Hills Corp.	218	12,568
PNM Resources, Inc.	403	10,893
WGL Holdings, Inc.	258	10,335
ONE Gas, Inc.*	262	9,414
Total Utilities		368,284
Consumer Staples - 1.9%
Church & Dwight Company, Inc.	687	47,451
Energizer Holdings, Inc.	312	31,431
Ingredion, Inc.	373	25,394
WhiteWave Foods Co. — Class A*	872	24,887
Hillshire Brands Co.	608	22,654
Hain Celestial Group, Inc.*	247	22,593
Flowers Foods, Inc.	877	18,812
United Natural Foods, Inc.*	245	17,375
Post Holdings, Inc.*	187	10,307
Lancaster Colony Corp.	100	9,942
Dean Foods Co.	475	7,344
SUPERVALU, Inc.*	983	6,724
Universal Corp.	111	6,204
Tootsie Roll Industries, Inc.	104	3,109
Total Consumer Staples		254,227
Telecommunication Services - 0.3%
tw telecom, Inc. — Class A*	704	22,007
Telephone & Data Systems, Inc.	493	12,922
Total Telecommunication Services		34,929
Total Common Stocks
(Cost $4,847,665)		7,845,322

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 30.1%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$1,195,408	$1,195,408
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	929,277	929,277
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	929,277	929,277
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	929,277	929,277
Total Repurchase Agreements
(Cost $3,983,239)		3,983,239
SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	21,535	21,535
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	19,217	19,217
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	3,623	3,623
Total Securities Lending Collateral
(Cost $44,375)		44,375
Total Investments - 89.7%
(Cost $8,875,279)		$11,872,936
Other Assets & Liabilities, net - 10.3%		1,363,636
Total Net Assets - 100.0%		$13,236,572

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $3,983,440)	29	$17,300

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††,4
Barclays Bank plc April 2014 S&P MidCap 400 Index Swap, Terminating 04/30/14 (Notional Value $5,376,783)	3,901	$71,627
Goldman Sachs International April 2014 S&P MidCap 400 Index Swap, Terminating 04/29/14 (Notional Value $1,250,531)	907	22,614
Credit Suisse Capital, LLC April 2014 S&P MidCap 400 Index Swap, Terminating 04/28/14 (Notional Value $1,380,334)	1,001	7,464
(Total Notional Value $8,007,648)		$101,705

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 - See Note 4 .
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral - See Note 4 .
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 47.8%
Financials - 9.5%
Hudson City Bancorp, Inc.[1]	32,067	$315,219
Sterling Financial Corp.[1]	9,263	308,736
KKR Financial Holdings LLC[1]	18,479	213,803
BRE Properties, Inc.[1]	1,841	115,577
Host Hotels & Resorts, Inc.[1]	2,848	57,644
Hanover Insurance Group, Inc.[1]	934	57,385
Regions Financial Corp.[1]	5,028	55,861
Everest Re Group Ltd.[1]	360	55,098
Travelers Companies, Inc.[1]	627	53,358
XL Group plc — Class A1	1,687	52,719
Berkshire Hathaway, Inc. — Class B*,1	420	52,487
Old Republic International Corp.[1]	3,174	52,054
Aspen Insurance Holdings Ltd.[1]	1,307	51,888
MFA Financial, Inc.[1]	6,482	50,236
Synovus Financial Corp.[1]	14,558	49,352
First Niagara Financial Group, Inc.[1]	5,182	48,970
Morgan Stanley[1]	1,554	48,438
Allstate Corp.[1]	842	47,640
Cincinnati Financial Corp.[1]	947	46,081
Wells Fargo & Co.[1]	874	43,472
Protective Life Corp.[1]	760	39,969
Ameriprise Financial, Inc.[1]	347	38,194
Corrections Corporation of America[1]	1,194	37,396
American Capital Agency Corp.[1]	1,560	33,524
PartnerRe Ltd.[1]	320	33,120
Bank of America Corp.[1]	1,814	31,201
Popular, Inc.*,1	994	30,804
Leucadia National Corp.[1]	920	25,760
Omega Healthcare Investors, Inc.[1]	720	24,135
Tower Group International Ltd.[1]	8,887	23,995
Affiliated Managers Group, Inc.*,1	107	21,405
SunTrust Banks, Inc.[1]	480	19,099
KeyCorp[1]	1,294	18,427
SLM Corp.[1]	734	17,968
Citigroup, Inc.[1]	333	15,851
Extra Space Storage, Inc.[1]	314	15,232
Annaly Capital Management, Inc.[1]	1,380	15,139
WP Carey, Inc.[1]	200	12,014
LPL Financial Holdings, Inc.[1]	73	3,835
Raymond James Financial, Inc.[1]	67	3,747
Fifth Third Bancorp[1]	147	3,374
Ocwen Financial Corp.*,1	53	2,077
Unum Group[1]	13	459
CIT Group, Inc.	7	343
Total Financials		2,243,086
Information Technology - 8.3%
LSI Corp.[1]	21,400	236,897
RF Micro Devices, Inc.*,1	25,459	200,617
Tokyo Electron Ltd. ADR	10,540	164,846
Xyratex Ltd.[1]	11,937	158,047
RDA Microelectronics, Inc. ADR[1]	5,626	100,874
Giant Interactive Group, Inc. ADR	7,611	88,060
Activision Blizzard, Inc.[1]	3,061	62,567
Texas Instruments, Inc.[1]	1,220	57,523
DST Systems, Inc.[1]	587	55,642
Cadence Design Systems, Inc.*,1	3,448	53,582
AVX Corp.[1]	4,047	53,339
Cisco Systems, Inc.[1]	2,187	49,010
ATMI, Inc.*	1,423	48,396
Hewlett-Packard Co.[1]	1,434	46,404
SanDisk Corp.[1]	553	44,898
Computer Sciences Corp.[1]	700	42,574
QUALCOMM, Inc.[1]	480	37,853
CA, Inc.[1]	1,214	37,597
Brocade Communications Systems, Inc.*,1	3,368	35,734
Ebix, Inc.[2]	2,064	35,232
Accelrys, Inc.*,1	2,704	33,692
Fidelity National Information Services, Inc.[1]	533	28,489
Leidos Holdings, Inc.[1]	727	25,714
Maxim Integrated Products, Inc.[1]	774	25,635
Microsoft Corp.[1]	620	25,414
CoreLogic, Inc.*,1	834	25,053
Intel Corp.[1]	940	24,261
NeuStar, Inc. — Class A*,1	734	23,862
Xerox Corp.[1]	1,987	22,453
IAC/InterActiveCorp[1]	307	21,917
Supertex, Inc.*	656	21,635
NVIDIA Corp.[1]	1,107	19,826
Ingram Micro, Inc. — Class A*,1	660	19,510
Skyworks Solutions, Inc.*,1	280	10,506
Knowles Corp.*,1	287	9,061
Micron Technology, Inc.*,1	200	4,732
FLIR Systems, Inc.[1]	80	2,880
KLA-Tencor Corp.[1]	40	2,766
Western Digital Corp.[1]	20	1,836
Broadridge Financial Solutions, Inc.[1]	47	1,746
Lam Research Corp.*,1	20	1,100
Harris Corp.	7	512
First Solar, Inc.*	7	489
Total Information Technology		1,962,781
Health Care - 7.1%
Forest Laboratories, Inc.*,1	4,638	427,947
Emeritus Corp.*,1	7,575	238,158
Hi-Tech Pharmacal Company, Inc.*,1	3,887	168,424
Nordion, Inc.*	12,555	144,634
Chindex International, Inc.*,1	3,932	75,023
MEDNAX, Inc.*,1	954	59,129
Cooper Companies, Inc.[1]	393	53,982
Express Scripts Holding Co.*,1	700	52,563
DENTSPLY International, Inc.[1]	1,120	51,565
Pfizer, Inc.[1]	1,514	48,630
Medtronic, Inc.[1]	787	48,432
Omnicare, Inc.[1]	760	45,349
United Therapeutics Corp.*,1	460	43,255
Amgen, Inc.[1]	305	37,619
McKesson Corp.[1]	200	35,314

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 47.8% (continued)
Health Care - 7.1% (continued)
Regeneron Pharmaceuticals, Inc.*,1	87	$26,124
Johnson & Johnson[1]	247	24,263
Jazz Pharmaceuticals plc*,1	160	22,189
Covance, Inc.*,1	207	21,507
Biogen Idec, Inc.*,1	60	18,352
Universal Health Services, Inc. — Class B1	133	10,915
UnitedHealth Group, Inc.[1]	113	9,265
DaVita HealthCare Partners, Inc.*,1	127	8,744
Humana, Inc.[1]	53	5,974
Total Health Care		1,677,357
Consumer Discretionary - 5.3%
Jos. A. Bank Clothiers, Inc.*	4,744	305,040
Time Warner Cable, Inc.[1]	1,805	247,611
Liberty Interactive Corp. — Class A*,1	1,881	54,304
Lowe's Companies, Inc.[1]	1,107	54,132
Time Warner, Inc.[1]	827	54,028
Whirlpool Corp.[1]	360	53,806
Wyndham Worldwide Corp.[1]	734	53,751
Thomson Reuters Corp.	1,414	48,359
Macy's, Inc.[1]	767	45,475
Lear Corp.[1]	533	44,622
Staples, Inc.[1]	3,894	44,157
H&R Block, Inc.[1]	1,400	42,266
Six Flags Entertainment Corp.[1]	954	38,303
Hanesbrands, Inc.[1]	487	37,246
Leggett & Platt, Inc.[1]	734	23,958
PulteGroup, Inc.[1]	1,200	23,028
Scripps Networks Interactive, Inc. — Class A1	240	18,218
Fossil Group, Inc.*,1	127	14,809
Dillard's, Inc. — Class A1	140	12,936
Tiffany & Co.[1]	140	12,061
Visteon Corp.*,1	93	8,225
GameStop Corp. — Class A1	147	6,042
The Gap, Inc.[1]	100	4,006
Viacom, Inc. — Class B1	20	1,700
Wendy's Co.[1]	48	438
Total Consumer Discretionary		1,248,521
Consumer Staples - 4.7%
Beam, Inc.[1]	6,735	561,025
Tyson Foods, Inc. — Class A1	1,507	66,322
Kroger Co.[1]	1,414	61,721
CVS Caremark Corp.[1]	767	57,418
Archer-Daniels-Midland Co.[1]	1,320	57,275
Molson Coors Brewing Co. — Class B1	914	53,798
General Mills, Inc.[1]	807	41,819
Hormel Foods Corp.[1]	807	39,761
Energizer Holdings, Inc.[1]	387	38,986
Flowers Foods, Inc.[1]	1,264	27,113
Keurig Green Mountain, Inc.[1]	234	24,708
JM Smucker Co.[1]	213	20,712
Altria Group, Inc.[1]	520	19,464
Herbalife Ltd.	314	17,983
Nu Skin Enterprises, Inc. — Class A1	100	8,285
Constellation Brands, Inc. — Class A*,1	53	4,503
Total Consumer Staples		1,100,893
Utilities - 3.8%
UNS Energy Corp.[1]	5,337	320,381
Alliant Energy Corp.[1]	1,020	57,946
CMS Energy Corp.[1]	1,934	56,628
Westar Energy, Inc.[1]	1,594	56,046
Great Plains Energy, Inc.[1]	1,981	53,567
Atmos Energy Corp.[1]	1,100	51,843
DTE Energy Co.[1]	674	50,071
Pinnacle West Capital Corp.[1]	860	47,008
Northeast Utilities[1]	954	43,407
NiSource, Inc.[1]	1,074	38,159
NRG Energy, Inc.[1]	1,187	37,746
Duke Energy Corp.[1]	420	29,912
AES Corp.[1]	1,629	23,262
UGI Corp.[1]	387	17,651
AGL Resources, Inc.[1]	327	16,010
Total Utilities		899,637
Energy - 3.3%
EPL Oil & Gas, Inc.*	8,339	321,886
Murphy Oil Corp.[1]	854	53,682
Hess Corp.[1]	647	53,623
Chevron Corp.[1]	427	50,775
Helmerich & Payne, Inc.[1]	407	43,777
Superior Energy Services, Inc.[1]	1,354	41,649
ConocoPhillips[1]	560	39,396
Rowan Companies plc — Class A*,1	880	29,638
Denbury Resources, Inc.[1]	1,707	27,995
Marathon Petroleum Corp.[1]	287	24,981
Continental Resources, Inc.*,1	167	20,753
Chesapeake Energy Corp.[1]	774	19,830
SM Energy Co.[1]	260	18,535
Phillips 66[1]	173	13,331
Valero Energy Corp.[1]	240	12,744
Noble Energy, Inc.[1]	120	8,525
Golar LNG Ltd.[1]	73	3,043
Anadarko Petroleum Corp.[1]	20	1,695
Regency Energy Partners, LP	1	19
Total Energy		785,877
Industrials - 3.3%
Trinity Industries, Inc.[1]	900	64,863
Southwest Airlines Co.[1]	2,501	59,048
Crane Co.[1]	807	57,418
Oshkosh Corp.[1]	960	56,515
Union Pacific Corp.[1]	298	55,923
Dover Corp.[1]	574	46,925
URS Corp.[1]	974	45,837
Alliant Techsystems, Inc.[1]	314	44,635
FedEx Corp.[1]	327	43,348
Air Lease Corp. — Class A1	1,100	41,018
Exelis, Inc.[1]	2,121	40,320
AECOM Technology Corp.*,1	1,100	35,387
Northrop Grumman Corp.[1]	267	32,942
Ryder System, Inc.[1]	347	27,732

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 47.8% (continued)
Industrials - 3.3% (continued)
AGCO Corp.[1]	460	$25,374
Pitney Bowes, Inc.[1]	787	20,454
GATX Corp.[1]	227	15,409
Alaska Air Group, Inc.[1]	147	13,717
Waste Connections, Inc.[1]	247	10,833
Kirby Corp.*,1	80	8,100
Manpowergroup, Inc.[1]	100	7,883
United Rentals, Inc.*,1	73	6,931
Ingersoll-Rand plc[1]	47	2,690
Boeing Co.[1]	20	2,510
Dun & Bradstreet Corp.[1]	20	1,987
ITT Corp.[1]	20	855
Fluor Corp.	7	544
Babcock & Wilcox Co.[1]	13	432
Total Industrials		769,630
Materials - 2.4%
Texas Industries, Inc.*,1	1,071	95,983
Yongye International, Inc.*,1	13,920	94,795
LyondellBasell Industries N.V. — Class A1	680	60,479
Westlake Chemical Corp.[1]	880	58,238
Dow Chemical Co.[1]	1,154	56,073
Rock-Tenn Co. — Class A1	500	52,785
Reliance Steel & Aluminum Co.[1]	734	51,865
Steel Dynamics, Inc.[1]	2,514	44,724
Avery Dennison Corp.[1]	840	42,563
Ashland, Inc.[1]	167	16,613
Cabot Corp.[1]	140	8,268
International Flavors & Fragrances, Inc.[1]	47	4,496
Packaging Corporation of America[1]	47	3,307
Scotts Miracle-Gro Co. — Class A1	27	1,655
Ecolab, Inc.	7	756
Total Materials		592,600
Telecommunication Services - 0.1%
Verizon Communications, Inc.[1]	427	20,312
Total Common Stocks
(Cost $10,016,844)		11,300,694
CLOSED-END FUNDS† - 13.0%
Nuveen Dividend Advantage Municipal Income Fund[1]	9,800	130,633
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,7]	10,732	124,812
Adams Express Co.[1]	9,614	124,789
AllianzGI Equity & Convertible Income Fund[1]	5,797	112,751
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	6,450	109,649
Nuveen Maryland Premium Income Municipal Fund[1]	5,706	70,697
BlackRock Enhanced Equity Dividend Trust[1]	8,661	68,767
BlackRock Income Opportunity Trust, Inc.[1]	6,516	67,310
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,7]	5,762	67,299
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	5,705	56,480
Tri-Continental Corp.[1]	2,684	53,895
Zweig Total Return Fund, Inc.[1]	3,785	53,217
GDL Fund[1]	4,786	52,837
BlackRock Credit Allocation Income Trust[1]	3,668	49,591
Swiss Helvetia Fund, Inc.[1]	3,431	49,338
Advent Claymore Convertible Securities and Income Fund II1,7	6,069	45,882
Gabelli Healthcare & WellnessRx Trust[1]	4,390	45,393
Eaton Vance Enhanced Equity Income Fund II1	3,223	42,576
John Hancock Hedged Equity & Income Fund[1]	1,955	34,232
Madison Covered Call & Equity Strategy Fund[1,7]	3,871	32,013
General American Investors Company, Inc.[1]	886	31,214
Western Asset Worldwide Income Fund, Inc.[1]	2,517	31,035
First Trust Enhanced Equity Income Fund[1]	2,320	30,949
BlackRock MuniYield Michigan Quality Fund II, Inc.[1]	2,464	30,677
Clough Global Allocation Fund[1]	2,020	30,664
Putnam High Income Securities Fund[1]	2,949	24,683
Morgan Stanley Income Securities, Inc.[1]	1,361	23,872
MFS InterMarket Income Trust I1	2,854	23,745
New Ireland Fund, Inc.[1]	1,484	21,325
Central Europe Russia and Turkey Fund, Inc.[1]	757	19,879
Lazard Global Total Return and Income Fund, Inc.[1]	1,018	17,723
China Fund, Inc.[1]	872	17,362
Korea Equity Fund, Inc.[1]	2,080	17,118
India Fund, Inc.[1]	713	16,428
Morgan Stanley India Investment Fund, Inc.*,1	837	16,338
ING Risk Managed Natural Resources Fund[1]	1,500	15,839
Templeton Dragon Fund, Inc.[1]	645	15,809
First Trust Aberdeen Global Opportunity Income Fund[1]	1,123	15,666
ING Global Equity Dividend & Premium Opportunity Fund[1]	1,701	15,649
John Hancock Premium Dividend Fund[1]	1,208	15,644
Duff & Phelps Global Utility Income Fund, Inc.[1]	788	15,595
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	730	15,586

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
CLOSED-END FUNDS† - 13.0% (continued)
Western Asset Emerging Markets Income Fund, Inc.[1]	1,263	$15,585
Petroleum & Resources Corp.[1]	557	15,551
BlackRock Core Bond Trust[1]	1,157	15,550
First Trust Intermediate Duration Preferred & Income Fund[1]	701	15,520
Western Asset Emerging Markets Debt Fund, Inc.[1]	891	15,503
BlackRock Utility and Infrastructure Trust[1]	817	15,490
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	3,277	15,467
Cohen & Steers Quality Income Realty Fund, Inc.[1]	1,468	15,458
Nuveen Build American Bond Term Fund[1]	787	15,441
Ellsworth Fund Ltd.[1]	1,792	15,411
BlackRock Resources & Commodities Strategy Trust[1]	1,340	15,410
Wells Fargo Advantage Global Dividend Opportunity Fund[1]	1,955	15,386
ING Infrastructure Industrials and Materials Fund[1]	875	15,383
Cohen & Steers Infrastructure Fund, Inc.[1]	696	15,368
Delaware Investments National Municipal Income Fund[1]	1,244	15,363
Morgan Stanley Asia-Pacific Fund, Inc.[1]	910	15,361
BlackRock Energy and Resources Trust[1]	636	15,359
AllianceBernstein Income Fund, Inc.[1]	2,090	15,341
Tortoise Energy Independence Fund, Inc.[1]	620	15,339
Zweig Fund, Inc.[1]	1,008	15,312
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	1,159	15,299
MFS Charter Income Trust[1]	1,674	15,284
BlackRock Real Asset Equity Trust[1]	1,717	15,281
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	777	15,276
Nuveen Equity Premium Income Fund[1]	1,208	15,269
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	839	15,261
MFS Multimarket Income Trust[1]	2,336	15,254
Nuveen Global Equity Income Fund[1]	1,163	15,235
BlackRock Multi-Sector Income Trust[1]	858	15,230
Alpine Total Dynamic Dividend Fund[1]	1,813	15,211
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.[1]	639	15,208
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	647	15,205
Calamos Strategic Total Return Fund[1]	1,367	15,201
CBRE Clarion Global Real Estate Income Fund[1]	1,820	15,197
Japan Smaller Capitalization Fund, Inc.[1]	1,730	15,172
Gabelli Dividend & Income Trust[1]	690	15,159
First Trust High Income Long/Short Fund[1]	855	15,159
Ivy High Income Opportunities Fund[1]	829	15,154
Franklin Templeton Limited Duration Income Trust[1]	1,160	15,138
Korea Fund, Inc.*,1	377	15,121
Calamos Global Dynamic Income Fund[1]	1,680	15,103
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	1,353	15,086
Wells Fargo Advantage Multi-Sector Income Fund[1]	1,040	15,080
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	1,173	15,073
Eaton Vance Enhanced Equity Income Fund[1]	1,153	15,070
LMP Capital and Income Fund, Inc.[1]	936	15,070
Liberty All Star Equity Fund[1]	2,554	15,043
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	1,319	14,905
BlackRock Enhanced Capital and Income Fund, Inc.	1,066	14,903
Royce Value Trust, Inc.[1]	946	14,881
Bancroft Fund Ltd.[1]	761	14,878
BlackRock Global Opportunities Equity Trust[1]	1,016	14,864
Clough Global Opportunities Fund[1]	1,167	14,856
BlackRock International Growth and Income Trust[1]	1,833	14,774
Royce Micro-Capital Trust, Inc.[1]	1,182	14,468
Asia Tigers Fund, Inc.[1]	879	10,021
Cutwater Select Income Fund[1]	514	9,982
Global High Income Fund, Inc.[1]	1,002	9,890
Central Securities Corp.[1]	439	9,820
Strategic Global Income Fund, Inc.[1]	1,062	9,781
Delaware Enhanced Global Dividend & Income Fund[1]	793	9,754
DWS Global High Income Fund, Inc.[1]	1,188	9,718
Nuveen Build America Bond Opportunity Fund[1]	474	9,717
Cushing Renaissance Fund[1]	376	9,716
Virtus Global Multi-Sector Income Fund[1]	574	9,701
Alpine Global Dynamic Dividend Fund[1]	965	9,660

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
CLOSED-END FUNDS† - 13.0% (continued)
Guggenheim Equal Weight Enhanced Equity Income Fund[1,7]	512	$9,636
Cohen & Steers Dividend Majors Fund, Inc.[1]	624	9,635
Invesco Bond Fund[1]	529	9,617
First Trust Dividend and Income Fund[1]	1,101	9,612
Nuveen Tax-Advantaged Dividend Growth Fund[1]	628	9,608
Madison Strategic Sector Premium Fund[1]	782	9,525
Nuveen Equity Premium and Growth Fund[1]	672	9,522
New America High Income Fund, Inc.[1]	968	9,496
Source Capital, Inc.[1]	138	9,474
Nuveen Diversified Dividend & Income Fund[1]	809	9,465
Clough Global Equity Fund[1]	611	9,422
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	557	7,425
New Germany Fund, Inc.[1]	375	7,298
Boulder Total Return Fund, Inc.[1]	285	6,934
Morgan Stanley Emerging Markets Fund, Inc.[1]	448	6,832
Boulder Growth & Income Fund, Inc.[1]	836	6,797
First Trust Aberdeen Emerging Opportunity Fund[1]	377	6,794
RMR Real Estate Income Fund[1]	366	6,793
American Select Portfolio[1]	682	6,779
Lazard World Dividend & Income Fund, Inc.[1]	486	6,770
LMP Real Estate Income Fund, Inc.[1]	622	6,742
European Equity Fund, Inc.*,1	741	6,713
Western Asset Income Fund[1]	505	6,701
Fort Dearborn Income Securities, Inc.[1]	465	6,701
Transamerica Income Shares, Inc. — Class E1	321	6,658
Royce Focus Trust, Inc.[1]	835	6,630
BlackRock EcoSolutions Investment Trust[1]	815	6,561
Advent/Claymore Enhanced Growth & Income Fund[1,7]	642	6,536
Aberdeen Latin America Equity Fund, Inc.[1]	229	6,371
Mexico Equity & Income Fund, Inc.[1]	412	5,978
Aberdeen Greater China Fund, Inc.[1]	615	5,947
BlackRock Dividend Income Trust[1]	445	5,794
Delaware Investments Dividend & Income Fund, Inc.[1]	603	5,771
Gabelli Global Utility & Income Trust[1]	288	5,725
Montgomery Street Income Securities, Inc.[1]	353	5,680
Taiwan Fund, Inc.*,1	272	5,127
Aberdeen Singapore Fund, Inc.[1]	360	4,489
American Income Fund, Inc.[1]	584	4,427
Asia Pacific Fund, Inc.*,1	413	4,254
MFS Intermediate High Income Fund[1]	1,433	4,227
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	259	3,447
First Opportunity Fund, Inc.[1]	346	3,225
Liberty All Star Growth Fund, Inc.[1]	559	3,125
Latin American Discovery Fund, Inc.[1]	37	477
Denali Fund, Inc.[1]	22	447
JPMorgan China Region Fund, Inc.[1]	30	427
Total Closed-End Funds
(Cost $2,931,820)		3,095,301

	Face Amount
REPURCHASE AGREEMENTS††,3 - 29.6%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$2,100,695	2,100,695
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	1,633,024	1,633,024
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	1,633,024	1,633,024
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	1,633,024	1,633,024
Total Repurchase Agreements
(Cost $6,999,767)		6,999,767
SECURITIES LENDING COLLATERAL††,4 - 0.2%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	17,471	17,471
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	15,590	15,590
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% -0.08% due 04/01/14	2,939	2,939
Total Securities Lending Collateral
(Cost $36,000)		36,000
Total Investments - 90.6%
(Cost $19,984,431)		$21,431,762

	Shares
COMMON STOCKS SOLD SHORT† - (34.9)%
Telecommunication Services - (0.1)%
Level 3 Communications, Inc.*	322	(12,603)
Utilities - (1.9)%
ONE Gas, Inc.*	103	(3,701)
PG&E Corp.	210	(9,072)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (34.9)% (continued)
Utilities - (1.9)% (continued)
American Water Works Company, Inc.	210	$(9,534)
Hawaiian Electric Industries, Inc.	611	(15,532)
Aqua America, Inc.	708	(17,750)
ITC Holdings Corp.	513	(19,161)
TECO Energy, Inc.	1,249	(21,420)
Consolidated Edison, Inc.	453	(24,303)
CenterPoint Energy, Inc.	1,065	(25,230)
NextEra Energy, Inc.	269	(25,722)
Questar Corp.	1,091	(25,944)
Dominion Resources, Inc.	386	(27,402)
Southern Co.	624	(27,419)
Pepco Holdings, Inc.	1,341	(27,464)
MDU Resources Group, Inc.	806	(27,654)
OGE Energy Corp.	756	(27,791)
FirstEnergy Corp.	835	(28,415)
Ameren Corp.	690	(28,428)
Calpine Corp.*	1,374	(28,730)
Exelon Corp.	868	(29,130)
Total Utilities		(449,802)
Materials - (1.9)%
Kronos Worldwide, Inc.	85	(1,418)
United States Steel Corp.	52	(1,436)
Domtar Corp.	33	(3,703)
Newmont Mining Corp.	184	(4,313)
Valspar Corp.	79	(5,697)
Air Products & Chemicals, Inc.	99	(11,785)
Alcoa, Inc.	999	(12,857)
AptarGroup, Inc.	243	(16,062)
Praxair, Inc.	197	(25,801)
FMC Corp.	342	(26,184)
Compass Minerals International, Inc.	322	(26,571)
Southern Copper Corp.	914	(26,607)
Cytec Industries, Inc.	276	(26,940)
MeadWestvaco Corp.	716	(26,950)
Huntsman Corp.	1,131	(27,619)
EI du Pont de Nemours & Co.	414	(27,779)
Ball Corp.	513	(28,118)
Royal Gold, Inc.	453	(28,367)
Tahoe Resources, Inc.*	1,446	(30,583)
Martin Marietta Materials, Inc.	749	(96,134)
Total Materials		(454,924)
Consumer Staples - (2.0)%
Philip Morris International, Inc.	132	(10,807)
Whole Foods Market, Inc.	217	(11,004)
Costco Wholesale Corp.	118	(13,178)
Avon Products, Inc.	1,142	(16,719)
Kraft Foods Group, Inc.	329	(18,457)
Bunge Ltd.	256	(20,355)
Wal-Mart Stores, Inc.	302	(23,082)
Estee Lauder Companies, Inc. — Class A	348	(23,274)
Fresh Market, Inc.*	723	(24,293)
Dean Foods Co.	1,594	(24,643)
Mead Johnson Nutrition Co. — Class A	302	(25,108)
Colgate-Palmolive Co.	399	(25,883)
Coca-Cola Co.	670	(25,902)
Monster Beverage Corp.*	375	(26,044)
Sysco Corp.	723	(26,122)
Mondelez International, Inc. — Class A	769	(26,569)
Kellogg Co.	434	(27,216)
Campbell Soup Co.	618	(27,736)
McCormick & Company, Inc.	388	(27,835)
Brown-Forman Corp. — Class B	319	(28,611)
WhiteWave Foods Co. — Class A*	1,071	(30,566)
Total Consumer Staples		(483,404)
Energy - (2.5)%
Regency Energy Partners, LP	1	(27)
Gulfport Energy Corp.*	66	(4,698)
Diamond Offshore Drilling, Inc.	125	(6,095)
RPC, Inc.	342	(6,984)
Cheniere Energy, Inc.*	283	(15,664)
FMC Technologies, Inc.*	302	(15,792)
Laredo Petroleum, Inc.*	822	(21,257)
Range Resources Corp.	263	(21,821)
CVR Energy, Inc.	552	(23,322)
McDermott International, Inc.*	3,043	(23,796)
Peabody Energy Corp.	1,466	(23,954)
ONEOK, Inc.	414	(24,530)
Kosmos Energy Ltd.*	2,307	(25,377)
Williams Companies, Inc.	638	(25,890)
Dresser-Rand Group, Inc.*	447	(26,109)
Teekay Corp.	473	(26,601)
CONSOL Energy, Inc.	677	(27,047)
Concho Resources, Inc.*	230	(28,175)
Devon Energy Corp.	421	(28,178)
Cobalt International Energy, Inc.*	1,551	(28,414)
Ultra Petroleum Corp.*	1,071	(28,799)
Newfield Exploration Co.*	1,052	(32,991)
Energy XXI Bermuda Ltd.	4,868	(114,738)
Total Energy		(580,259)
Health Care - (3.9)%
Alexion Pharmaceuticals, Inc.*	7	(1,065)
Bruker Corp.*	191	(4,353)
Alere, Inc.*	184	(6,320)
Agilent Technologies, Inc.	132	(7,381)
Incyte Corporation Ltd.*	138	(7,386)
Varian Medical Systems, Inc.*	92	(7,727)
Salix Pharmaceuticals Ltd.*	105	(10,879)
Tenet Healthcare Corp.*	316	(13,528)
Pharmacyclics, Inc.*	151	(15,133)
HCA Holdings, Inc.*	329	(17,273)
Medivation, Inc.*	302	(19,440)
Theravance, Inc.*	690	(21,349)
Vertex Pharmaceuticals, Inc.*	322	(22,772)
AmerisourceBergen Corp. — Class A	355	(23,284)
Cubist Pharmaceuticals, Inc.*	348	(25,456)
BioMarin Pharmaceutical, Inc.*	375	(25,579)
CR Bard, Inc.	177	(26,192)
Hologic, Inc.*	1,223	(26,295)
Endo International plc*	388	(26,636)
Merck & Company, Inc.	486	(27,590)
Allscripts Healthcare Solutions, Inc.*	1,551	(27,965)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (34.9)% (continued)
Health Care - (3.9)% (continued)
Brookdale Senior Living, Inc. — Class A*	7,199	$(241,238)
Actavis plc*	1,531	(315,156)
Total Health Care		(919,997)
Industrials - (3.9)%
Terex Corp.	13	(576)
Stericycle, Inc.*	13	(1,477)
Clean Harbors, Inc.*	46	(2,520)
Owens Corning	79	(3,410)
Cintas Corp.	66	(3,934)
CSX Corp.	138	(3,998)
Wabtec Corp.	66	(5,115)
United Technologies Corp.	46	(5,375)
Kennametal, Inc.	204	(9,037)
WESCO International, Inc.*	112	(9,321)
Delta Air Lines, Inc.	269	(9,321)
WW Grainger, Inc.	42	(10,612)
Joy Global, Inc.	197	(11,426)
General Dynamics Corp.	125	(13,615)
Emerson Electric Co.	217	(14,496)
Regal-Beloit Corp.	204	(14,832)
Avis Budget Group, Inc.*	309	(15,048)
IHS, Inc. — Class A*	125	(15,188)
MSC Industrial Direct Company, Inc. — Class A	197	(17,044)
Con-way, Inc.	434	(17,829)
Textron, Inc.	460	(18,073)
CH Robinson Worldwide, Inc.	368	(19,280)
J.B. Hunt Transport Services, Inc.	283	(20,353)
KBR, Inc.	795	(21,211)
Stanley Black & Decker, Inc.	283	(22,991)
Harsco Corp.	992	(23,243)
Verisk Analytics, Inc. — Class A*	388	(23,264)
Navistar International Corp.*	697	(23,607)
Triumph Group, Inc.	368	(23,765)
Armstrong World Industries, Inc.*	447	(23,803)
SPX Corp.	243	(23,889)
Covanta Holding Corp.	1,328	(23,970)
Nordson Corp.	342	(24,108)
Expeditors International of Washington, Inc.	611	(24,214)
United Parcel Service, Inc. — Class B	250	(24,345)
Kansas City Southern	243	(24,801)
United Continental Holdings, Inc.*	559	(24,948)
Donaldson Company, Inc.	611	(25,906)
3M Co.	191	(25,911)
Iron Mountain, Inc.	953	(26,274)
Rollins, Inc.	881	(26,642)
Landstar System, Inc.	451	(26,708)
IDEX Corp.	368	(26,824)
Copart, Inc.*	743	(27,038)
Xylem, Inc.	762	(27,752)
TransDigm Group, Inc.	151	(27,965)
Pall Corp.	316	(28,273)
Fastenal Co.	578	(28,507)
Chicago Bridge & Iron Company N.V.	342	(29,805)
WABCO Holdings, Inc.*	289	(30,507)
Total Industrials		(932,151)
Consumer Discretionary - (4.9)%
Delphi Automotive plc	13	(882)
Goodyear Tire & Rubber Co.	53	(1,385)
Dollar Tree, Inc.*	33	(1,722)
Hasbro, Inc.	66	(3,671)
McDonald's Corp.	46	(4,509)
Coach, Inc.	105	(5,214)
Ford Motor Co.	368	(5,741)
American Eagle Outfitters, Inc.	552	(6,756)
Garmin Ltd.	132	(7,294)
Netflix, Inc.*	26	(9,153)
L Brands, Inc.	164	(9,310)
Cabela's, Inc.*	144	(9,433)
Best Buy Company, Inc.	388	(10,247)
DreamWorks Animation SKG, Inc. — Class A*	440	(11,682)
Liberty Global plc*	316	(12,864)
Liberty Global plc — Class A*	316	(13,146)
DSW, Inc. — Class A	394	(14,129)
Wynn Resorts Ltd.	66	(14,662)
Carnival Corp.	480	(18,173)
Harman International Industries, Inc.	171	(18,195)
Groupon, Inc. — Class A*	2,445	(19,169)
Madison Square Garden Co. — Class A*	361	(20,498)
Family Dollar Stores, Inc.	361	(20,942)
Clear Channel Outdoor Holdings, Inc. — Class A	2,483	(22,620)
Morningstar, Inc.	296	(23,390)
DR Horton, Inc.	1,104	(23,902)
Choice Hotels International, Inc.	532	(24,472)
Chico's FAS, Inc.	1,551	(24,863)
Toll Brothers, Inc.*	697	(25,022)
Cinemark Holdings, Inc.	874	(25,355)
Ross Stores, Inc.	355	(25,400)
Panera Bread Co. — Class A*	144	(25,412)
Lennar Corp. — Class A	644	(25,515)
Yum! Brands, Inc.	342	(25,784)
PVH Corp.	210	(26,202)
Tempur Sealy International, Inc.*	519	(26,298)
CarMax, Inc.*	565	(26,442)
Cablevision Systems Corp. — Class A	1,571	(26,503)
Allison Transmission Holdings, Inc.	894	(26,766)
Apollo Education Group, Inc. — Class A*	789	(27,015)
Dick's Sporting Goods, Inc.	500	(27,305)
Expedia, Inc.	388	(28,130)
Advance Auto Parts, Inc.	224	(28,336)
O'Reilly Automotive, Inc.*	191	(28,342)
Marriott International, Inc. — Class A	510	(28,570)
DISH Network Corp. — Class A*	460	(28,617)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (34.9)% (continued)
Consumer Discretionary - (4.9)% (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	309	$(30,121)
Signet Jewelers Ltd.	316	(33,452)
Comcast Corp. — Class A	5,189	(259,553)
Total Consumer Discretionary		(1,162,164)
Information Technology - (5.1)%
Red Hat, Inc.*	26	(1,377)
Citrix Systems, Inc.*	33	(1,895)
International Business Machines Corp.	13	(2,502)
Teradyne, Inc.*	138	(2,745)
EchoStar Corp. — Class A*	66	(3,139)
Western Union Co.	296	(4,843)
Pandora Media, Inc.*	224	(6,792)
Linear Technology Corp.	158	(7,693)
Broadcom Corp. — Class A	256	(8,059)
Informatica Corp.*	224	(8,463)
Trimble Navigation Ltd.*	237	(9,212)
Gartner, Inc.*	144	(9,999)
3D Systems Corp.*	224	(13,250)
NetSuite, Inc.*	151	(14,319)
Rackspace Hosting, Inc.*	447	(14,671)
NCR Corp.*	572	(20,907)
Stratasys Ltd.*	210	(22,279)
TIBCO Software, Inc.*	1,104	(22,433)
Concur Technologies, Inc.*	230	(22,786)
National Instruments Corp.	822	(23,583)
Solera Holdings, Inc.	381	(24,133)
Visa, Inc. — Class A	112	(24,176)
Nuance Communications, Inc.*	1,420	(24,381)
Automatic Data Processing, Inc.	316	(24,414)
Paychex, Inc.	592	(25,219)
F5 Networks, Inc.*	237	(25,271)
Equinix, Inc.*	138	(25,507)
Atmel Corp.*	3,089	(25,824)
Fortinet, Inc.*	1,190	(26,216)
Compuware Corp.	2,536	(26,628)
Fairchild Semiconductor International, Inc. — Class A*	1,978	(27,277)
Zynga, Inc. — Class A*	6,375	(27,413)
Altera Corp.	769	(27,869)
Adobe Systems, Inc.*	434	(28,531)
ON Semiconductor Corp.*	3,036	(28,538)
Polycom, Inc.*	2,103	(28,853)
Palo Alto Networks, Inc.*	427	(29,292)
VMware, Inc. — Class A*	276	(29,814)
VeriFone Systems, Inc.*	894	(30,235)
Diebold, Inc.	762	(30,396)
Booz Allen Hamilton Holding Corp.	1,439	(31,659)
Freescale Semiconductor Ltd.*	1,452	(35,443)
Applied Materials, Inc.	8,564	(174,877)
TriQuint Semiconductor, Inc.*	15,156	(202,939)
Total Information Technology		(1,205,852)
Financials - (8.7)%
Health Care REIT, Inc.	13	(775)
Equity Residential	20	(1,160)
Chubb Corp.	13	(1,161)
St. Joe Co.*	144	(2,772)
IntercontinentalExchange Group, Inc.	20	(3,957)
Crown Castle International Corp.	59	(4,353)
Aflac, Inc.	72	(4,539)
Principal Financial Group, Inc.	99	(4,553)
Prudential Financial, Inc.	72	(6,095)
T. Rowe Price Group, Inc.	85	(7,000)
Kilroy Realty Corp.	151	(8,846)
Realogy Holdings Corp.*	250	(10,863)
Interactive Brokers Group, Inc. — Class A	513	(11,117)
Comerica, Inc.	230	(11,914)
CNA Financial Corp.	361	(15,422)
BB&T Corp.	388	(15,586)
Legg Mason, Inc.	329	(16,134)
MetLife, Inc.	342	(18,058)
American Tower Corp. — Class A	237	(19,403)
Alexandria Real Estate Equities, Inc.	283	(20,534)
Mack-Cali Realty Corp.	1,012	(21,039)
BankUnited, Inc.	618	(21,488)
E*TRADE Financial Corp.*	973	(22,398)
Realty Income Corp.	552	(22,555)
Arthur J Gallagher & Co.	500	(23,790)
American Campus Communities, Inc.	638	(23,829)
CME Group, Inc. — Class A	322	(23,831)
Brown & Brown, Inc.	778	(23,931)
Mercury General Corp.	532	(23,983)
White Mountains Insurance Group Ltd.	40	(23,996)
Lazard Ltd. — Class A	513	(24,157)
ProAssurance Corp.	559	(24,892)
Piedmont Office Realty Trust, Inc. — Class A	1,452	(24,902)
Validus Holdings Ltd.	664	(25,039)
Eaton Vance Corp.	657	(25,071)
AvalonBay Communities, Inc.	191	(25,082)
McGraw Hill Financial, Inc.	329	(25,103)
Loews Corp.	572	(25,197)
MSCI, Inc. — Class A*	586	(25,210)
SL Green Realty Corp.	256	(25,759)
Commerce Bancshares, Inc.	567	(26,320)
Signature Bank*	210	(26,374)
Liberty Property Trust	716	(26,463)
Cullen/Frost Bankers, Inc.	342	(26,515)
Jones Lang LaSalle, Inc.	224	(26,544)
American Express Co.	296	(26,649)
Bank of Hawaii Corp.	440	(26,668)
Hartford Financial Services Group, Inc.	776	(27,369)
Forest City Enterprises, Inc. — Class A*	1,433	(27,370)
Markel Corp.*	46	(27,421)
Marsh & McLennan Companies, Inc.	559	(27,559)
Northern Trust Corp.	421	(27,601)
Mid-America Apartment Communities, Inc.	408	(27,854)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (34.9)% (continued)
Financials - (8.7)% (continued)
Prologis, Inc.	690	$(28,173)
Bank of New York Mellon Corp.	802	(28,303)
Howard Hughes Corp.*	204	(29,113)
Duke Realty Corp.	1,742	(29,405)
Essex Property Trust, Inc.	546	(92,847)
KKR & Company, LP	9,425	(215,266)
Umpqua Holdings Corp.	15,477	(288,491)
M&T Bank Corp.	2,695	(326,903)
Total Financials		(2,054,702)
Total Common Stock Sold Short
(Proceeds $7,500,402)		(8,255,858)
EXCHANGE TRADED FUNDS SOLD SHORT† - (10.8)%
iShares MSCI EAFE ETF	148	(9,941)
iShares MSCI Australia ETF	395	(10,219)
iShares MSCI Mexico Capped ETF	195	(12,470)
Market Vectors Gold Miners ETF	570	(13,452)
iShares MSCI Sweden ETF	391	(14,311)
iShares MSCI Singapore ETF	1,169	(15,267)
iShares MSCI Hong Kong ETF	838	(16,567)
iShares MSCI Taiwan ETF	1,413	(20,319)
iShares China Large-Capital ETF	587	(21,003)
iShares MSCI Malaysia ETF	1,381	(21,613)
iShares MSCI Japan ETF	2,393	(27,113)
iShares MSCI Brazil Capped ETF	653	(29,398)
iShares MSCI United Kingdom ETF	1,438	(29,608)
iShares MSCI South Korea Capped ETF	488	(30,012)
iShares MSCI Germany ETF	1,051	(32,949)
iShares iBoxx $ Investment Grade Corporate Bond ETF	312	(36,495)
iShares MSCI Emerging Markets ETF	1,062	(43,531)
SPDR S&P Insurance ETF	740	(46,043)
iShares MSCI Canada ETF	1,638	(48,403)
Powershares QQQ Trust Series 1	574	(50,328)
iShares 20+ Year Treasury Bond ETF	634	(69,169)
iShares MSCI Switzerland Capped ETF	2,283	(78,398)
iShares Core Total US Bond Market ETF	846	(91,326)
iShares TIPS Bond ETF	845	(94,725)
iShares 7-10 Year Treasury Bond ETF	970	(98,678)
iShares Russell 1000 Value ETF	1,354	(130,661)
iShares US Real Estate ETF	2,139	(144,746)
iShares Russell 2000 ETF	1,289	(149,962)
SPDR Barclays High Yield Bond ETF	8,789	(363,074)
SPDR S&P 500 ETF Trust	4,273	(799,221)
Total Exchange Traded Funds Sold Short
(Proceeds $2,354,382)		(2,549,002)
Total Securities Sold Short- (45.7)%
(Proceeds $9,854,784)		$(10,804,860)
Other Assets & Liabilities, net - 55.1%		13,034,950
Total Net Assets - 100.0%		$23,661,852

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
October 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $1,689,610)	41	$299,321
July 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $1,224,400)	32	226,226
June 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,870,340)	34	118,035
May 2014 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $265,725)	4	44,728
May 2014 Soybean Futures Contracts (Aggregate Value of Contracts $438,600)	6	43,525
December 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,118,180)	28	36,672
December 2014 Cocoa Futures Contracts (Aggregate Value of Contracts $326,810)	11	25,807
May 2014 LME Nickel Futures Contracts (Aggregate Value of Contracts $190,692)	2	7,001
May 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $93,050)	2	4,944
November 2014 Soybean Futures Contracts (Aggregate Value of Contracts $1,007,675)	17	2,406
September 2014 Corn Futures Contracts (Aggregate Value of Contracts $75,225)	3	2,405
May 2014 Wheat Futures Contracts (Aggregate Value of Contracts $139,500)	4	630
May 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $131,490)	3	(699)
October 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $1,117,536)	10	(4,645)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
April 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $767,600)	19	$(14,683)
(Total Aggregate Value of Contracts $10,456,433)		$791,673
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,729,000)	40	$39,855
April 2014 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $156,130)	5	4,063
June 2014 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $59,191)	1	1,210
June 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $81,885)	1	238
April 2014 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $111,373)	1	116
June 2014 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $125,110)	1	33
June 2014 Nikkei 225 Mini Futures Contracts†† (Aggregate Value of Contracts $14,349)	1	(63)
June 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $71,715)	1	(2,382)
(Total Aggregate Value of Contracts $4,348,753)		$43,070
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2014 British Pound Futures Contracts (Aggregate Value of Contracts $833,100)	8	$2,122
June 2014 Swiss Franc Futures Contracts (Aggregate Value of Contracts $424,463)	3	(2,883)
June 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $860,938)	5	(6,357)
(Total Aggregate Value of Contracts $2,118,501)		$(7,118)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $5,928,000)	48	$(37,572)
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2014 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $19,541,063)	89	$26,289
June 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $356,906)	3	1,699
(Total Aggregate Value of Contracts $19,897,969)		$27,988
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,750,800)	15	$24,734
June 2014 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $63,693)	1	(5,794)
June 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,785,680)	13	(6,662)
(Total Aggregate Value of Contracts $3,600,173)		$12,278
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $605,750)	5	$(671)
June 2014 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $903,000)	10	(4,930)
(Total Aggregate Value of Contracts $1,508,750)		$(5,601)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $735,840)	16	$15,891

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $1,249,200)	32	$5,900
May 2014 Silver Futures Contracts (Aggregate Value of Contracts $98,925)	1	5,280
July 2014 Soybean Oil Futures Contracts (Aggregate Value of Contracts $243,180)	10	2,417
June 2014 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $128,350)	1	1,119
May 2014 LME Lead Futures Contracts (Aggregate Value of Contracts $154,414)	3	(601)
May 2014 Copper Futures Contracts (Aggregate Value of Contracts $378,625)	5	(3,827)
June 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $1,097,410)	9	(4,446)
May 2014 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $353,620)	8	(5,584)
October 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,055,450)	19	(46,617)
July 2014 Soybean Futures Contracts (Aggregate Value of Contracts $1,071,375)	15	(129,238)
July 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,163,500)	25	(132,112)
June 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $1,170,930)	23	(250,559)
(Total Aggregate Value of Contracts $8,900,819)		$(542,377)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2014 Goldman Sachs Multi- Hedge Strategies S Index Swap, Terminating 04/10/14[5] (Notional Value $701,973)	5,957	$2,274
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2014 Goldman Sachs Multi- Hedge Strategies L Index Swap, Terminating 04/10/14[6] (Notional Value $2,176,489)	17,414	$(83,845)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Depreciation
CDX.EM-21 Index	Barclays Bank plc	5.00%	06/20/19	$350,000	$383,026	$(29,247)	$(3,780)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2014.
[2]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[3]	Repurchase Agreements — See Note 3.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on Goldman Sachs Multi-Hedge Strategies S Index +/- financing at a variable rate.
[6]	Total Return based on Goldman Sachs Multi-Hedge Strategies L Index +/- financing at a variable rate.
[7]	Investment in a product that pays a management fee to a party related to the advisor.
ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 91.7%
Information Technology - 53.4%
Apple, Inc.	14,059	$7,546,027
Microsoft Corp.	130,828	5,362,640
Google, Inc. — Class A*	4,413	4,918,334
QUALCOMM, Inc.	26,657	2,102,171
Intel Corp.	78,363	2,022,548
Facebook, Inc. — Class A*	31,135	1,875,572
Cisco Systems, Inc.	81,190	1,819,468
eBay, Inc.*	20,402	1,127,006
Texas Instruments, Inc.	17,088	805,699
Baidu, Inc. ADR*	4,343	661,786
Automatic Data Processing, Inc.	7,595	586,789
Yahoo!, Inc.*	15,909	571,133
Adobe Systems, Inc.*	7,872	517,506
Cognizant Technology Solutions Corp. — Class A*	9,572	484,439
Micron Technology, Inc.*	16,722	395,643
Applied Materials, Inc.	19,092	389,859
Intuit, Inc.	4,465	347,064
Western Digital Corp.	3,724	341,938
Seagate Technology plc	5,179	290,853
SanDisk Corp.	3,554	288,549
Broadcom Corp. — Class A	8,371	263,519
Analog Devices, Inc.	4,930	261,980
Avago Technologies Ltd.	3,931	253,196
Paychex, Inc.	5,740	244,524
NXP Semiconductor N.V.*	3,967	233,299
Xilinx, Inc.	4,206	228,260
Fiserv, Inc.*	4,011	227,384
Activision Blizzard, Inc.	10,964	224,104
CA, Inc.	7,057	218,555
Symantec Corp.	10,900	217,673
Check Point Software Technologies Ltd.*	3,031	204,987
NetApp, Inc.	5,221	192,655
Altera Corp.	5,005	181,381
KLA-Tencor Corp.	2,623	181,354
Linear Technology Corp.	3,719	181,078
Autodesk, Inc.*	3,576	175,868
Citrix Systems, Inc.*	2,896	166,317
Akamai Technologies, Inc.*	2,821	164,210
NVIDIA Corp.	8,957	160,420
Maxim Integrated Products, Inc.	4,446	147,252
Equinix, Inc.*	779	143,990
F5 Networks, Inc.*	1,189	126,783
Total Information Technology		36,853,813
Consumer Discretionary - 18.2%
Amazon.com, Inc.*	7,239	2,436,068
Comcast Corp. — Class A	33,717	1,686,524
Priceline Group, Inc.*	823	980,925
Starbucks Corp.	11,917	874,469
Twenty-First Century Fox, Inc. — Class A	22,983	734,767
DIRECTV*	8,030	613,653
Viacom, Inc. — Class B	6,097	518,184
Tesla Motors, Inc.*,1	1,942	404,810
Wynn Resorts Ltd.	1,595	354,329
Netflix, Inc.*	942	331,612
Sirius XM Holdings, Inc.*	96,100	307,520
Marriott International, Inc. — Class A	4,647	260,325
O'Reilly Automotive, Inc.*	1,676	248,702
Ross Stores, Inc.	3,387	242,340
Bed Bath & Beyond, Inc.*	3,356	230,893
DISH Network Corp. — Class A*	3,467	215,682
Liberty Media Corp. — Class A*	1,646	215,181
Mattel, Inc.	5,364	215,150
Liberty Interactive Corp. — Class A*	7,394	213,465
Charter Communications, Inc. — Class A*	1,673	206,114
Discovery Communications, Inc. — Class A*	2,311	191,120
TripAdvisor, Inc.*	2,035	184,351
Dollar Tree, Inc.*	3,280	171,150
Garmin Ltd.	3,074	169,869
Tractor Supply Co.	2,200	155,386
Liberty Global plc — Class A*	3,500	145,600
Expedia, Inc.	1,839	133,328
Staples, Inc.	10,300	116,802
Total Consumer Discretionary		12,558,319
Health Care - 12.7%
Gilead Sciences, Inc.*	24,243	1,717,859
Amgen, Inc.	11,896	1,467,253
Biogen Idec, Inc.*	3,722	1,138,448
Express Scripts Holding Co.*	12,231	918,426
Celgene Corp.*	6,399	893,300
Alexion Pharmaceuticals, Inc.*	3,113	473,581
Regeneron Pharmaceuticals, Inc.*	1,540	462,431
Cerner Corp.*	5,419	304,819
Illumina, Inc.*	2,024	300,888
Mylan, Inc.*	5,862	286,241
Intuitive Surgical, Inc.*	602	263,670
Vertex Pharmaceuticals, Inc.*	3,715	262,725
Henry Schein, Inc.*	1,347	160,791
Catamaran Corp.*	3,255	145,694
Total Health Care		8,796,126
Consumer Staples - 4.4%
Mondelez International, Inc. — Class A	27,636	954,825
Costco Wholesale Corp.	6,933	774,277
Kraft Foods Group, Inc.	9,399	527,284
Whole Foods Market, Inc.	5,861	297,211
Keurig Green Mountain, Inc.	2,621	276,751
Monster Beverage Corp.*	2,629	182,584
Total Consumer Staples		3,012,932
Industrials - 1.7%
PACCAR, Inc.	5,584	376,585
Fastenal Co.	4,673	230,472
Verisk Analytics, Inc. — Class A*	2,629	157,635
Stericycle, Inc.*	1,342	152,478
Expeditors International of Washington, Inc.	3,194	126,579
CH Robinson Worldwide, Inc.	2,388	125,107
Total Industrials		1,168,856
Telecommunication Services - 1.0%
Vodafone Group plc ADR	8,265	304,235

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 91.7% (continued)
Telecommunication Services - 1.0% (continued)
VimpelCom Ltd. ADR	26,042	$235,159
SBA Communications Corp. — Class A*	2,028	184,467
Total Telecommunication Services		723,861
Materials - 0.3%
Sigma-Aldrich Corp.	1,883	175,835
Total Common Stocks
(Cost $38,360,770)		63,289,742

	Face Amount
REPURCHASE AGREEMENTS††,2 - 8.7%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$1,801,454	1,801,454
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	1,400,403	1,400,403
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	1,400,403	1,400,403
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	1,400,403	1,400,403
Total Repurchase Agreements
(Cost $6,002,663)		6,002,663
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	147,268	147,268
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	131,409	131,409
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	24,773	24,773
Total Securities Lending Collateral
(Cost $303,450)		303,450
Total Investments - 100.8%
(Cost $44,666,883)		$69,595,855
Other Assets & Liabilities, net - (0.8)%		(567,020)
Total Net Assets - 100.0%		$69,028,835

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $932,295)	13	$(29,722)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††,4
Goldman Sachs International April 2014 NASDAQ-100 Index Swap, Terminating 04/29/14 (Notional Value $2,475,206)	688	$9,466
Barclays Bank plc April 2014 NASDAQ-100 Index Swap, Terminating 04/30/14 (Notional Value $449,885)	125	3,084
Credit Suisse Capital, LLC April 2014 NASDAQ-100 Index Swap, Terminating 04/28/14 (Notional Value $1,985,285)	552	(18,487)
(Total Notional Value $4,910,376)		$(5,937)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 74.8%
Information Technology - 43.5%
Apple, Inc.	6,158	$3,305,246
Microsoft Corp.	57,308	2,349,055
Google, Inc. — Class A*	1,930	2,151,005
QUALCOMM, Inc.	11,671	920,375
Intel Corp.	34,326	885,953
Facebook, Inc. — Class A*	13,643	821,854
Cisco Systems, Inc.	35,565	797,012
eBay, Inc.*	8,941	493,901
Texas Instruments, Inc.	7,485	352,918
Baidu, Inc. ADR*	1,909	290,893
Automatic Data Processing, Inc.	3,322	256,658
Yahoo!, Inc.*	6,969	250,187
Adobe Systems, Inc.*	3,446	226,539
Cognizant Technology Solutions Corp. — Class A*	4,194	212,258
Micron Technology, Inc.*	7,327	173,357
Applied Materials, Inc.	8,365	170,813
Intuit, Inc.	1,956	152,040
Western Digital Corp.	1,627	149,391
Seagate Technology plc	2,274	127,708
SanDisk Corp.	1,556	126,332
Broadcom Corp. — Class A	3,669	115,500
Analog Devices, Inc.	2,159	114,729
Avago Technologies Ltd.	1,726	111,172
Paychex, Inc.	2,515	107,139
NXP Semiconductor N.V.*	1,739	102,271
Xilinx, Inc.	1,842	99,965
Fiserv, Inc.*	1,757	99,604
Activision Blizzard, Inc.	4,796	98,030
CA, Inc.	3,091	95,728
Symantec Corp.	4,775	95,357
Check Point Software Technologies Ltd.*	1,328	89,813
NetApp, Inc.	2,287	84,390
KLA-Tencor Corp.	1,150	79,511
Altera Corp.	2,192	79,438
Linear Technology Corp.	1,628	79,267
Autodesk, Inc.*	1,564	76,918
Citrix Systems, Inc.*	1,269	72,879
Akamai Technologies, Inc.*	1,236	71,948
NVIDIA Corp.	3,926	70,315
Maxim Integrated Products, Inc.	1,947	64,485
Equinix, Inc.*	339	62,661
F5 Networks, Inc.*	521	55,554
Total Information Technology		16,140,169
Consumer Discretionary - 14.8%
Amazon.com, Inc.*	3,175	1,068,450
Comcast Corp. — Class A	14,768	738,695
Priceline Group, Inc.*	357	425,505
Starbucks Corp.	5,216	382,750
Twenty-First Century Fox, Inc. — Class A	10,068	321,874
DIRECTV*	3,517	268,769
Viacom, Inc. — Class B	2,671	227,008
Tesla Motors, Inc.*	851	177,391
Wynn Resorts Ltd.	698	155,061
Netflix, Inc.*	413	145,388
Sirius XM Holdings, Inc.*	42,096	134,707
Marriott International, Inc. — Class A	2,035	114,001
O'Reilly Automotive, Inc.*	734	108,918
Ross Stores, Inc.	1,484	106,180
Bed Bath & Beyond, Inc.*	1,470	101,136
Mattel, Inc.	2,353	94,379
DISH Network Corp. — Class A*	1,517	94,373
Liberty Media Corp. — Class A*	721	94,256
Liberty Interactive Corp. — Class A*	3,239	93,510
Charter Communications, Inc. — Class A*	734	90,429
Discovery Communications, Inc. — Class A*	1,014	83,858
TripAdvisor, Inc.*	890	80,625
Dollar Tree, Inc.*	1,437	74,983
Garmin Ltd.	1,347	74,435
Tractor Supply Co.	960	67,805
Liberty Global plc — Class A*	1,528	63,565
Expedia, Inc.	805	58,363
Staples, Inc.	4,514	51,189
Total Consumer Discretionary		5,497,603
Health Care - 10.4%
Gilead Sciences, Inc.*	10,624	752,818
Amgen, Inc.	5,212	642,848
Biogen Idec, Inc.*	1,632	499,180
Express Scripts Holding Co.*	5,358	402,333
Celgene Corp.*	2,803	391,299
Alexion Pharmaceuticals, Inc.*	1,369	208,266
Regeneron Pharmaceuticals, Inc.*	676	202,989
Cerner Corp.*	2,373	133,481
Illumina, Inc.*	882	131,118
Mylan, Inc.*	2,568	125,395
Intuitive Surgical, Inc.*	264	115,629
Vertex Pharmaceuticals, Inc.*	1,631	115,344
Henry Schein, Inc.*	590	70,428
Catamaran Corp.*	1,424	63,738
Total Health Care		3,854,866
Consumer Staples - 3.6%
Mondelez International, Inc. — Class A	12,106	418,262
Costco Wholesale Corp.	3,032	338,614
Kraft Foods Group, Inc.	4,118	231,020
Whole Foods Market, Inc.	2,566	130,122
Keurig Green Mountain, Inc.	1,152	121,640
Monster Beverage Corp.*	1,152	80,006
Total Consumer Staples		1,319,664
Industrials - 1.4%
PACCAR, Inc.	2,449	165,160
Fastenal Co.	2,049	101,057
Verisk Analytics, Inc. — Class A*	1,152	69,074
Stericycle, Inc.*	588	66,809
Expeditors International of Washington, Inc.	1,399	55,442
CH Robinson Worldwide, Inc.	1,047	54,852
Total Industrials		512,394
Telecommunication Services - 0.9%
Vodafone Group plc ADR	3,620	133,252
VimpelCom Ltd. ADR	11,407	103,005

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 74.8% (continued)
Telecommunication Services - 0.9% (continued)
SBA Communications Corp. — Class A*	887	$80,682
Total Telecommunication Services		316,939
Materials - 0.2%
Sigma-Aldrich Corp.	824	76,945
Total Common Stocks
(Cost $22,300,549)		27,718,580

	Face Amount
REPURCHASE AGREEMENTS††,1 - 7.4%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$823,833	823,833
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	640,425	640,425
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	640,425	640,425
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	640,425	640,425
Total Repurchase Agreements
(Cost $2,745,108)		2,745,108
Total Investments - 82.2%
(Cost $25,045,657)		$30,463,688
Other Assets & Liabilities, net - 17.8%		6,589,822
Total Net Assets - 100.0%		$37,053,510

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,438,310)	34	$(37,723)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††,2
Barclays Bank plc April 2014 NASDAQ-100 Index Swap, Terminating 04/30/14 (Notional Value $24,479,148)	6,808	$162,300
Goldman Sachs International April 2014 NASDAQ-100 Index Swap, Terminating 04/29/14 (Notional Value $18,577,530)	5,167	89,863
Credit Suisse Capital, LLC April 2014 NASDAQ-100 Index Swap, Terminating 04/28/14 (Notional Value $988,913)	275	(9,209)
(Total Notional Value $44,045,591)		$242,954

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 80.2%
Information Technology - 15.0%
Apple, Inc.	2,023	$1,085,824
Google, Inc. — Class A*	639	712,172
Microsoft Corp.	17,096	700,764
International Business Machines Corp.	2,214	426,172
Oracle Corp.	7,837	320,612
QUALCOMM, Inc.	3,827	301,798
Intel Corp.	11,254	290,466
Cisco Systems, Inc.	11,660	261,301
Visa, Inc. — Class A	1,145	247,159
Facebook, Inc. — Class A*	3,865	232,828
MasterCard, Inc. — Class A	2,310	172,557
eBay, Inc.*	2,639	145,778
Hewlett-Packard Co.	4,288	138,760
EMC Corp.	4,587	125,730
Texas Instruments, Inc.	2,452	115,612
Accenture plc — Class A	1,445	115,196
Automatic Data Processing, Inc.	1,093	84,445
Yahoo!, Inc.*	2,127	76,359
Salesforce.com, Inc.*	1,272	72,618
Cognizant Technology Solutions Corp. — Class A*	1,376	69,639
Adobe Systems, Inc.*	1,054	69,290
Corning, Inc.	3,149	65,563
Micron Technology, Inc.*	2,397	56,713
Applied Materials, Inc.	2,738	55,910
TE Connectivity Ltd.	927	55,815
Intuit, Inc.	641	49,825
Western Digital Corp.	472	43,339
Seagate Technology plc	742	41,671
SanDisk Corp.	507	41,163
Broadcom Corp. — Class A	1,251	39,381
Analog Devices, Inc.	706	37,517
Fidelity National Information Services, Inc.	656	35,063
Motorola Solutions, Inc.	512	32,916
Amphenol Corp. — Class A	359	32,902
Xilinx, Inc.	606	32,888
Fiserv, Inc.*	579	32,824
Alliance Data Systems Corp.*	120	32,694
Symantec Corp.	1,568	31,313
Paychex, Inc.	730	31,098
Juniper Networks, Inc.*	1,132	29,160
Xerox Corp.	2,525	28,533
NetApp, Inc.	750	27,675
Altera Corp.	720	26,093
Linear Technology Corp.	530	25,806
KLA-Tencor Corp.	372	25,720
Autodesk, Inc.*	509	25,033
Citrix Systems, Inc.*	416	23,891
Akamai Technologies, Inc.*	405	23,575
Red Hat, Inc.*	425	22,517
CA, Inc.	727	22,515
NVIDIA Corp.	1,254	22,459
Microchip Technology, Inc.	453	21,635
Electronic Arts, Inc.*	704	20,423
Lam Research Corp.*	370	20,350
Western Union Co.	1,239	20,270
Computer Sciences Corp.	325	19,767
F5 Networks, Inc.*	174	18,554
Teradata Corp.*	361	17,758
Harris Corp.	240	17,558
VeriSign, Inc.*	287	15,472
LSI Corp.	1,259	13,937
FLIR Systems, Inc.	314	11,304
Total System Services, Inc.	370	11,252
First Solar, Inc.*	155	10,817
Jabil Circuit, Inc.	427	7,686
Total Information Technology		7,043,435
Financials - 13.2%
Wells Fargo & Co.	10,839	539,132
JPMorgan Chase & Co.	8,576	520,650
Berkshire Hathaway, Inc. — Class B*	4,073	509,003
Bank of America Corp.	23,920	411,424
Citigroup, Inc.	6,872	327,107
American Express Co.	2,065	185,911
U.S. Bancorp	4,126	176,840
American International Group, Inc.	3,317	165,883
Goldman Sachs Group, Inc.	950	155,658
MetLife, Inc.	2,541	134,165
Simon Property Group, Inc.	709	116,277
PNC Financial Services Group, Inc.	1,209	105,182
Capital One Financial Corp.	1,298	100,154
Morgan Stanley	3,178	99,058
Bank of New York Mellon Corp.	2,571	90,730
BlackRock, Inc. — Class A	287	90,256
Prudential Financial, Inc.	1,045	88,459
ACE Ltd.	763	75,583
American Tower Corp. — Class A	893	73,110
Charles Schwab Corp.	2,649	72,397
State Street Corp.	976	67,881
Travelers Companies, Inc.	796	67,740
Aflac, Inc.	1,036	65,309
BB&T Corp.	1,613	64,794
Discover Financial Services	1,063	61,856
Marsh & McLennan Companies, Inc.	1,236	60,935
Aon plc	678	57,142
Allstate Corp.	1,008	57,033
Crown Castle International Corp.	754	55,630
Public Storage	325	54,758
CME Group, Inc. — Class A	712	52,696
IntercontinentalExchange Group, Inc.	257	50,842
Chubb Corp.	556	49,651
Franklin Resources, Inc.	914	49,521
T. Rowe Price Group, Inc.	593	48,834
SunTrust Banks, Inc.	1,207	48,027
Ameriprise Financial, Inc.	427	47,000
McGraw Hill Financial, Inc.	613	46,772
Prologis, Inc.	1,132	46,220
Equity Residential	762	44,188
Fifth Third Bancorp	1,925	44,179
Ventas, Inc.	666	40,340

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 80.2% (continued)
Financials - 13.2% (continued)
HCP, Inc.	1,035	$40,148
Boston Properties, Inc.	347	39,742
Health Care REIT, Inc.	655	39,038
Weyerhaeuser Co.	1,326	38,918
Vornado Realty Trust	390	38,438
M&T Bank Corp.	300	36,390
AvalonBay Communities, Inc.	276	36,244
Invesco Ltd.	978	36,186
Regions Financial Corp.	3,214	35,708
Hartford Financial Services Group, Inc.	1,007	35,517
Host Hotels & Resorts, Inc.	1,708	34,570
Moody's Corp.	423	33,552
Northern Trust Corp.	508	33,304
Loews Corp.	692	30,483
Lincoln National Corp.	595	30,149
Progressive Corp.	1,237	29,960
Principal Financial Group, Inc.	624	28,698
KeyCorp	2,010	28,622
General Growth Properties, Inc.	1,176	25,872
SLM Corp.	972	23,795
Comerica, Inc.	414	21,445
Unum Group	591	20,868
Kimco Realty Corp.	930	20,348
Genworth Financial, Inc. — Class A*	1,122	19,893
Macerich Co.	319	19,883
Leucadia National Corp.	704	19,712
XL Group plc — Class A	620	19,375
Huntington Bancshares, Inc.	1,885	18,793
CBRE Group, Inc. — Class A*	634	17,391
Plum Creek Timber Company, Inc.	401	16,858
Cincinnati Financial Corp.	337	16,398
Torchmark Corp.	203	15,976
E*TRADE Financial Corp.*	656	15,101
Zions Bancorporation	422	13,074
Legg Mason, Inc.	232	11,377
Assurant, Inc.	164	10,653
Hudson City Bancorp, Inc.	1,080	10,616
People's United Financial, Inc.	700	10,409
Apartment Investment & Management Co. — Class A	326	9,852
NASDAQ OMX Group, Inc.	260	9,604
Total Financials		6,211,287
Health Care - 10.7%
Johnson & Johnson	6,399	628,573
Pfizer, Inc.	14,451	464,166
Merck & Company, Inc.	6,656	377,861
Gilead Sciences, Inc.*	3,482	246,736
Amgen, Inc.	1,713	211,281
Bristol-Myers Squibb Co.	3,724	193,462
AbbVie, Inc.	3,597	184,886
UnitedHealth Group, Inc.	2,234	183,165
Biogen Idec, Inc.*	538	164,558
Medtronic, Inc.	2,265	139,387
Abbott Laboratories	3,497	134,669
Express Scripts Holding Co.*	1,755	131,783
Eli Lilly & Co.	2,225	130,964
Celgene Corp.*	914	127,594
Thermo Fisher Scientific, Inc.	888	106,774
McKesson Corp.	517	91,286
Baxter International, Inc.	1,229	90,430
Allergan, Inc.	678	84,140
Actavis plc*	393	80,899
Covidien plc	1,019	75,060
Alexion Pharmaceuticals, Inc.*	449	68,306
WellPoint, Inc.	640	63,712
Aetna, Inc.	816	61,176
Stryker Corp.	667	54,340
Cardinal Health, Inc.	772	54,025
Regeneron Pharmaceuticals, Inc.*	179	53,750
Cigna Corp.	617	51,661
Becton Dickinson and Co.	438	51,281
Forest Laboratories, Inc.*	536	49,457
Perrigo Company plc	299	46,243
Agilent Technologies, Inc.	755	42,220
St. Jude Medical, Inc.	642	41,980
Mylan, Inc.*	839	40,968
Boston Scientific Corp.*	3,000	40,560
Humana, Inc.	348	39,227
Vertex Pharmaceuticals, Inc.*	535	37,835
Cerner Corp.*	665	37,406
Intuitive Surgical, Inc.*	83	36,353
Zimmer Holdings, Inc.	382	36,130
AmerisourceBergen Corp. — Class A	522	34,238
Zoetis, Inc.	1,136	32,876
DaVita HealthCare Partners, Inc.*	404	27,815
CR Bard, Inc.	172	25,453
Waters Corp.*	191	20,706
Varian Medical Systems, Inc.*	230	19,318
CareFusion Corp.*	475	19,105
Laboratory Corporation of America Holdings*	194	19,053
Quest Diagnostics, Inc.	324	18,766
Edwards Lifesciences Corp.*	246	18,246
Hospira, Inc.*	381	16,478
DENTSPLY International, Inc.	316	14,549
PerkinElmer, Inc.	254	11,445
Tenet Healthcare Corp.*	221	9,461
Patterson Companies, Inc.	189	7,893
Total Health Care		5,049,706
Consumer Discretionary - 9.7%
Comcast Corp. — Class A	5,901	295,167
Walt Disney Co.	3,685	295,058
Amazon.com, Inc.*	839	282,340
Home Depot, Inc.	3,187	252,187
McDonald's Corp.	2,242	219,784
Priceline Group, Inc.*	122	145,411
Twenty-First Century Fox, Inc. — Class A	4,394	140,476
Ford Motor Co.	8,930	139,308
Time Warner, Inc.	2,024	132,228
Starbucks Corp.	1,709	125,406
NIKE, Inc. — Class B	1,688	124,676
Lowe's Companies, Inc.	2,371	115,942
General Motors Co.	2,952	101,608
TJX Companies, Inc.	1,605	97,344

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 80.2% (continued)
Consumer Discretionary - 9.7% (continued)
Time Warner Cable, Inc.	632	$86,698
Target Corp.	1,427	86,348
DIRECTV*	1,072	81,922
CBS Corp. — Class B	1,250	77,250
Viacom, Inc. — Class B	898	76,321
Yum! Brands, Inc.	1,002	75,541
Johnson Controls, Inc.	1,503	71,122
Macy's, Inc.	833	49,388
VF Corp.	796	49,257
Netflix, Inc.*	132	46,468
Delphi Automotive plc	634	43,023
AutoZone, Inc.*	79	42,431
Omnicom Group, Inc.	579	42,035
Discovery Communications, Inc. — Class A*	503	41,598
Wynn Resorts Ltd.	183	40,654
Michael Kors Holdings Ltd.*	403	37,588
Carnival Corp.	991	37,519
Dollar General Corp.*	671	37,227
Chipotle Mexican Grill, Inc. — Class A*	65	36,923
O'Reilly Automotive, Inc.*	244	36,207
Starwood Hotels & Resorts Worldwide, Inc.	438	34,865
Ross Stores, Inc.	482	34,487
Harley-Davidson, Inc.	502	33,438
Bed Bath & Beyond, Inc.*	479	32,955
BorgWarner, Inc.	515	31,657
L Brands, Inc.	551	31,280
Mattel, Inc.	774	31,045
Coach, Inc.	623	30,938
Genuine Parts Co.	348	30,224
Marriott International, Inc. — Class A	501	28,066
Whirlpool Corp.	172	25,707
Kohl's Corp.	452	25,674
Dollar Tree, Inc.*	472	24,629
The Gap, Inc.	599	23,996
CarMax, Inc.*	504	23,587
PVH Corp.	188	23,457
TripAdvisor, Inc.*	251	22,738
Tractor Supply Co.	317	22,389
Ralph Lauren Corp. — Class A	136	21,886
Tiffany & Co.	250	21,538
Wyndham Worldwide Corp.	286	20,944
Nordstrom, Inc.	327	20,421
News Corp. — Class A*	1,126	19,390
Newell Rubbermaid, Inc.	634	18,957
Scripps Networks Interactive, Inc. — Class A	249	18,902
Mohawk Industries, Inc.*	139	18,901
H&R Block, Inc.	619	18,688
Staples, Inc.	1,474	16,715
Expedia, Inc.	228	16,530
Interpublic Group of Companies, Inc.	956	16,386
Best Buy Company, Inc.	616	16,268
PetSmart, Inc.	230	15,845
Lennar Corp. — Class A	398	15,769
Harman International Industries, Inc.	148	15,747
Garmin Ltd.	278	15,362
Darden Restaurants, Inc.	294	14,923
PulteGroup, Inc.	773	14,834
Goodyear Tire & Rubber Co.	564	14,737
Hasbro, Inc.	259	14,406
Gannett Company, Inc.	519	14,324
DR Horton, Inc.	648	14,029
Fossil Group, Inc.*	110	12,827
Family Dollar Stores, Inc.	219	12,704
GameStop Corp. — Class A	266	10,933
Leggett & Platt, Inc.	311	10,151
Urban Outfitters, Inc.*	247	9,008
Cablevision Systems Corp. — Class A	488	8,233
International Game Technology	558	7,845
AutoNation, Inc.*	147	7,825
Graham Holdings Co. — Class B	6	4,223
Total Consumer Discretionary		4,552,838
Industrials - 8.5%
General Electric Co.	22,714	588,066
United Technologies Corp.	1,906	222,697
Boeing Co.	1,552	194,760
Union Pacific Corp.	1,030	193,290
3M Co.	1,423	193,044
Honeywell International, Inc.	1,770	164,185
United Parcel Service, Inc. — Class B	1,607	156,489
Caterpillar, Inc.	1,446	143,689
Emerson Electric Co.	1,591	106,278
Danaher Corp.	1,361	102,075
Lockheed Martin Corp.	613	100,066
Precision Castparts Corp.	330	83,411
FedEx Corp.	626	82,983
Eaton Corporation plc	1,077	80,904
General Dynamics Corp.	731	79,621
Deere & Co.	836	75,909
Illinois Tool Works, Inc.	887	72,140
Raytheon Co.	711	70,240
Norfolk Southern Corp.	697	67,727
Delta Air Lines, Inc.	1,922	66,597
CSX Corp.	2,280	66,052
Northrop Grumman Corp.	494	60,950
Cummins, Inc.	392	58,404
PACCAR, Inc.	798	53,817
Tyco International Ltd.	1,037	43,969
Waste Management, Inc.	977	41,103
Parker Hannifin Corp.	336	40,223
Rockwell Automation, Inc.	316	39,358
Southwest Airlines Co.	1,585	37,422
Pentair Ltd.	446	35,386
WW Grainger, Inc.	134	33,856
Ingersoll-Rand plc	580	33,199
Dover Corp.	382	31,229
Fastenal Co.	621	30,628
Roper Industries, Inc.	229	30,574

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 80.2% (continued)
Industrials - 8.5% (continued)
Stanley Black & Decker, Inc.	356	$28,921
AMETEK, Inc.	553	28,474
Nielsen Holdings N.V.	638	28,474
Fluor Corp.	363	28,215
Kansas City Southern	250	25,515
Textron, Inc.	639	25,106
Rockwell Collins, Inc.	305	24,299
Flowserve Corp.	310	24,285
L-3 Communications Holdings, Inc.	194	22,921
Pall Corp.	249	22,278
Stericycle, Inc.*	192	21,815
Republic Services, Inc. — Class A	607	20,735
Equifax, Inc.	277	18,844
Jacobs Engineering Group, Inc.*	295	18,733
Quanta Services, Inc.*	493	18,192
Expeditors International of Washington, Inc.	454	17,992
Masco Corp.	802	17,812
CH Robinson Worldwide, Inc.	335	17,551
Snap-on, Inc.	134	15,206
Xylem, Inc.	416	15,151
Cintas Corp.	231	13,770
Joy Global, Inc.	225	13,050
Robert Half International, Inc.	309	12,963
ADT Corp.	411	12,309
Pitney Bowes, Inc.	459	11,929
Iron Mountain, Inc.	384	10,587
Allegion plc	198	10,330
Ryder System, Inc.	122	9,750
Dun & Bradstreet Corp.	85	8,445
Total Industrials		4,023,993
Energy - 8.1%
Exxon Mobil Corp.	9,776	954,920
Chevron Corp.	4,318	513,453
Schlumberger Ltd.	2,956	288,210
ConocoPhillips	2,775	195,221
Occidental Petroleum Corp.	1,802	171,713
EOG Resources, Inc.	620	121,626
Halliburton Co.	1,928	113,540
Phillips 66	1,332	102,644
Anadarko Petroleum Corp.	1,137	96,372
National Oilwell Varco, Inc.	971	75,612
Apache Corp.	897	74,406
Baker Hughes, Inc.	994	64,630
Valero Energy Corp.	1,202	63,826
Williams Companies, Inc.	1,544	62,656
Pioneer Natural Resources Co.	326	61,008
Marathon Petroleum Corp.	667	58,056
Devon Energy Corp.	863	57,761
Noble Energy, Inc.	812	57,684
Marathon Oil Corp.	1,579	56,086
Spectra Energy Corp.	1,513	55,890
Hess Corp.	616	51,054
Kinder Morgan, Inc.	1,516	49,255
Southwestern Energy Co.*	799	36,762
Equities Corp.	339	32,873
Cabot Oil & Gas Corp.	956	32,389
Transocean Ltd.	765	31,625
Range Resources Corp.	372	30,865
Cameron International Corp.*	494	30,514
Chesapeake Energy Corp.	1,149	29,437
ONEOK, Inc.	473	28,025
Ensco plc — Class A	529	27,921
FMC Technologies, Inc.*	532	27,818
Helmerich & Payne, Inc.	246	26,460
Murphy Oil Corp.	390	24,515
CONSOL Energy, Inc.	522	20,854
Noble Corporation plc	574	18,793
Tesoro Corp.	301	15,228
Nabors Industries Ltd.	586	14,445
Denbury Resources, Inc.	806	13,218
QEP Resources, Inc.	403	11,864
Peabody Energy Corp.	614	10,033
Newfield Exploration Co.*	308	9,659
Rowan Companies plc — Class A*	280	9,430
Diamond Offshore Drilling, Inc.	161	7,850
Total Energy		3,836,201
Consumer Staples - 7.7%
Procter & Gamble Co.	6,141	494,965
Coca-Cola Co.	8,581	331,741
Philip Morris International, Inc.	3,584	293,423
PepsiCo, Inc.	3,443	287,491
Wal-Mart Stores, Inc.	3,662	279,887
CVS Caremark Corp.	2,679	200,550
Altria Group, Inc.	4,515	168,996
Mondelez International, Inc. — Class A	3,847	132,914
Walgreen Co.	1,982	130,871
Colgate-Palmolive Co.	1,971	127,859
Costco Wholesale Corp.	999	111,568
Kimberly-Clark Corp.	860	94,815
Kraft Foods Group, Inc.	1,347	75,567
General Mills, Inc.	1,416	73,377
Archer-Daniels-Midland Co.	1,490	64,651
Kroger Co.	1,169	51,026
Sysco Corp.	1,326	47,908
Lorillard, Inc.	815	44,075
Whole Foods Market, Inc.	838	42,495
Estee Lauder Companies, Inc. — Class A	576	38,523
Mead Johnson Nutrition Co. — Class A	452	37,579
Reynolds American, Inc.	702	37,501
Kellogg Co.	579	36,309
Hershey Co.	337	35,183
Brown-Forman Corp. — Class B	370	33,185
Constellation Brands, Inc. — Class A*	381	32,374
Beam, Inc.	375	31,238
Keurig Green Mountain, Inc.	290	30,621
ConAgra Foods, Inc.	949	29,447
Tyson Foods, Inc. — Class A	610	26,846
Clorox Co.	298	26,227
Coca-Cola Enterprises, Inc.	535	25,552
Dr Pepper Snapple Group, Inc.	446	24,289
JM Smucker Co.	230	22,365
McCormick & Company, Inc.	300	21,522

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 80.2% (continued)
Consumer Staples - 7.7% (continued)
Molson Coors Brewing Co. — Class B	362	$21,307
Monster Beverage Corp.*	306	21,252
Safeway, Inc.	524	19,357
Campbell Soup Co.	404	18,132
Hormel Foods Corp.	304	14,978
Avon Products, Inc.	982	14,376
Total Consumer Staples		3,652,342
Materials - 2.8%
EI du Pont de Nemours & Co.	2,094	140,506
Monsanto Co.	1,191	135,500
Dow Chemical Co.	2,752	133,720
Praxair, Inc.	666	87,226
LyondellBasell Industries N.V. — Class A	976	86,806
Freeport-McMoRan Copper & Gold, Inc.	2,350	77,715
Ecolab, Inc.	608	65,658
PPG Industries, Inc.	311	60,166
Air Products & Chemicals, Inc.	474	56,425
International Paper Co.	996	45,696
Mosaic Co.	767	38,350
Sherwin-Williams Co.	194	38,243
Nucor Corp.	718	36,288
CF Industries Holdings, Inc.	129	33,623
Alcoa, Inc.	2,435	31,338
Eastman Chemical Co.	346	29,829
Newmont Mining Corp.	1,127	26,417
Sigma-Aldrich Corp.	272	25,399
FMC Corp.	303	23,198
Vulcan Materials Co.	299	19,869
International Flavors & Fragrances, Inc.	184	17,603
Ball Corp.	314	17,210
Airgas, Inc.	146	15,550
MeadWestvaco Corp.	393	14,793
Sealed Air Corp.	439	14,430
Owens-Illinois, Inc.*	377	12,754
Avery Dennison Corp.	219	11,097
Allegheny Technologies, Inc.	247	9,307
United States Steel Corp.	325	8,973
Bemis Company, Inc.	227	8,907
Cliffs Natural Resources, Inc.	347	7,100
Total Materials		1,329,696
Utilities - 2.5%
Duke Energy Corp.	1,598	113,809
NextEra Energy, Inc.	988	94,473
Dominion Resources, Inc.	1,316	93,422
Southern Co.	2,013	88,451
Exelon Corp.	1,936	64,972
American Electric Power Company, Inc.	1,108	56,131
Sempra Energy	512	49,541
PPL Corp.	1,431	47,423
PG&E Corp.	1,031	44,539
Public Service Enterprise Group, Inc.	1,149	43,823
Edison International	734	41,552
Consolidated Edison, Inc.	665	35,677
Xcel Energy, Inc.	1,123	34,094
Northeast Utilities	712	32,396
FirstEnergy Corp.	950	32,329
DTE Energy Co.	401	29,790
Entergy Corp.	403	26,941
NiSource, Inc.	711	25,262
Wisconsin Energy Corp.	512	23,834
NRG Energy, Inc.	737	23,437
CenterPoint Energy, Inc.	972	23,027
Ameren Corp.	544	22,413
AES Corp.	1,489	21,263
CMS Energy Corp.	599	17,539
SCANA Corp.	320	16,422
Pinnacle West Capital Corp.	250	13,665
AGL Resources, Inc.	270	13,219
Pepco Holdings, Inc.	563	11,530
Integrys Energy Group, Inc.	181	10,797
TECO Energy, Inc.	466	7,992
Total Utilities		1,159,763
Telecommunication Services - 2.0%
Verizon Communications, Inc.	9,373	445,873
AT&T, Inc.	11,785	413,300
CenturyLink, Inc.	1,308	42,955
Frontier Communications Corp.	2,262	12,893
Windstream Holdings, Inc.	1,344	11,075
Total Telecommunication Services		926,096
Total Common Stocks
(Cost $24,731,619)		37,785,357

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 14.2%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$2,008,015	2,008,015
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	1,560,975	1,560,975
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	1,560,975	1,560,975
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	1,560,975	1,560,975
Total Repurchase Agreements
(Cost $6,690,940)		6,690,940
Total Investments - 94.4%
(Cost $31,422,559)		$44,476,297
Other Assets & Liabilities, net - 5.6%		2,656,987
Total Net Assets - 100.0%		$47,133,284

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $12,678,600)	136	$65,373

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††,2
Barclays Bank plc April 2014 S&P 500 Index Swap, Terminating 04/30/14 (Notional Value $15,940,668)	8,514	$125,885
Goldman Sachs International April 2014 S&P 500 Index Swap, Terminating 04/29/14 (Notional Value $1,194,727)	638	13,915
Credit Suisse Capital, LLC April 2014 S&P 500 Index Swap, Terminating 04/28/14 (Notional Value $3,043,707)	1,626	11,870
(Total Notional Value $20,179,102)		$151,670

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Gold - 66.2%
Barrick Gold Corp.	113,561	$2,024,794
Newmont Mining Corp.	82,097	1,924,354
Goldcorp, Inc.	67,032	1,640,943
Yamana Gold, Inc.[1]	113,295	994,730
Agnico Eagle Mines Ltd.	32,011	968,333
Randgold Resources Ltd. ADR	12,762	957,150
AngloGold Ashanti Ltd. ADR*	49,852	851,472
Royal Gold, Inc.	12,981	812,870
Kinross Gold Corp.	188,374	779,868
Franco-Nevada Corp.	15,915	729,862
Eldorado Gold Corp.	124,598	695,257
Cia de Minas Buenaventura SAA ADR	53,395	671,175
IAMGOLD Corp.	187,845	661,214
Gold Fields Ltd. ADR	155,904	575,286
New Gold, Inc.*	110,384	538,674
Allied Nevada Gold Corp.*,1	107,866	464,902
AuRico Gold, Inc.	95,739	416,465
Harmony Gold Mining Company Ltd. ADR*	120,034	366,104
McEwen Mining, Inc.*	128,589	304,756
Sibanye Gold Ltd. ADR	34,010	283,303
Novagold Resources, Inc.*	75,466	272,432
B2Gold Corp.*	100,730	270,964
Alamos Gold, Inc.	28,691	258,793
Pretium Resources, Inc.*,1	43,746	251,977
Seabridge Gold, Inc.*,1	34,004	240,748
Sandstorm Gold Ltd.*	39,930	222,410
Gold Resource Corp.	41,996	200,741
Total Gold		18,379,577
Silver - 14.9%
Silver Wheaton Corp.	54,044	1,226,800
Pan American Silver Corp.	46,782	602,084
Coeur Mining, Inc.*	52,701	489,592
Hecla Mining Co.	156,786	481,333
First Majestic Silver Corp.*	44,280	426,859
Silver Standard Resources, Inc.*,1	41,210	409,215
Endeavour Silver Corp.*,1	67,398	290,485
Silvercorp Metals, Inc.[1]	109,286	213,108
Total Silver		4,139,476
Diversified Metals & Mining - 14.9%
Freeport-McMoRan Copper & Gold, Inc.	82,168	2,717,296
Southern Copper Corp.	36,127	1,051,657
RTI International Metals, Inc.*	12,830	356,417
Total Diversified Metals & Mining		4,125,370
Precious Metals & Minerals - 3.5%
Stillwater Mining Co.*	36,778	544,682
Dominion Diamond Corp.*	18,450	247,599
Tahoe Resources, Inc.*	7,941	167,952
Total Precious Metals & Minerals		960,233
Total Common Stocks
(Cost $19,907,450)		27,604,656

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.9%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$238,929	238,929
Total Repurchase Agreement
(Cost $238,929)		238,929
SECURITIES LENDING COLLATERAL††,3 - 7.6%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	1,023,790	1,023,790
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	913,536	913,536
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	172,217	172,217
Total Securities Lending Collateral
(Cost $2,109,543)		2,109,543
Total Investments - 108.0%
(Cost $22,255,922)		$29,953,128
Other Assets & Liabilities, net - (8.0)%		(2,220,417)
Total Net Assets - 100.0%		$27,732,711

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Real Estate Investment Trusts (REITs) - 89.8%
Retail REITs - 15.8%
Simon Property Group, Inc.	3,309	$542,675
General Growth Properties, Inc.	15,767	346,873
Kimco Realty Corp.	10,723	234,618
Macerich Co.	3,635	226,570
Realty Income Corp.	5,407	220,930
Federal Realty Investment Trust	1,818	208,561
DDR Corp.	11,557	190,459
Regency Centers Corp.	3,254	166,149
Taubman Centers, Inc.	2,258	159,844
National Retail Properties, Inc.	4,580	157,186
Weingarten Realty Investors	4,868	146,040
CBL & Associates Properties, Inc.	7,934	140,829
Retail Properties of America, Inc. — Class A	10,240	138,650
Tanger Factory Outlet Centers, Inc.	3,917	137,095
Equity One, Inc.	5,901	131,828
Glimcher Realty Trust	9,457	94,854
Acadia Realty Trust	3,460	91,275
Pennsylvania Real Estate Investment Trust	4,720	85,196
Rouse Properties, Inc.	4,390	75,684
Total Retail REITs		3,495,316
Specialized REITs - 13.4%
American Tower Corp. — Class A	5,190	424,904
Public Storage	2,395	403,534
Crown Castle International Corp.	5,020	370,376
Weyerhaeuser Co.	10,969	321,940
Plum Creek Timber Company, Inc.	4,845	203,684
Rayonier, Inc.	3,988	183,089
Extra Space Storage, Inc.	3,728	180,845
Gaming and Leisure Properties, Inc.	4,149	151,273
Corrections Corporation of America	4,491	140,658
EPR Properties	2,373	126,694
CubeSmart	7,043	120,858
Sovran Self Storage, Inc.	1,590	116,786
Geo Group, Inc.	3,602	116,128
Potlatch Corp.	2,430	94,017
Total Specialized REITs		2,954,786
Residential REITs - 12.5%
Equity Residential	6,193	359,131
AvalonBay Communities, Inc.	2,364	310,440
UDR, Inc.	7,721	199,433
Essex Property Trust, Inc.	1,133	192,667
Camden Property Trust	2,657	178,922
Mid-America Apartment Communities, Inc.	2,488	169,856
BRE Properties, Inc.	2,643	165,928
Apartment Investment & Management Co. — Class A	5,179	156,509
American Campus Communities, Inc.	4,028	150,446
Home Properties, Inc.	2,325	139,779
Equity Lifestyle Properties, Inc.	3,370	136,991
American Homes 4 Rent — Class A	8,010	133,847
Post Properties, Inc.	2,496	122,554
Sun Communities, Inc.	2,250	101,453
Education Realty Trust, Inc.	8,430	83,204
Starwood Waypoint Residential Trust*	2,816	81,073
Associated Estates Realty Corp.	4,370	74,028
Total Residential REITs		2,756,261
Office REITs - 12.0%
Boston Properties, Inc.	2,725	312,094
SL Green Realty Corp.	2,333	234,746
Digital Realty Trust, Inc.	3,862	204,995
Alexandria Real Estate Equities, Inc.	2,360	171,242
Kilroy Realty Corp.	2,790	163,438
BioMed Realty Trust, Inc.	7,599	155,704
Douglas Emmett, Inc.	5,659	153,585
Columbia Property Trust, Inc.	5,180	141,155
Highwoods Properties, Inc.	3,640	139,812
CommonWealth REIT	4,944	130,027
Piedmont Office Realty Trust, Inc. — Class A	7,460	127,939
Brandywine Realty Trust	8,170	118,138
Corporate Office Properties Trust	4,397	117,136
Mack-Cali Realty Corp.	4,932	102,536
Parkway Properties, Inc.	5,530	100,923
DuPont Fabros Technology, Inc.	4,014	96,617
Hudson Pacific Properties, Inc.	3,980	91,819
Government Properties Income Trust	3,540	89,208
Total Office REITs		2,651,114
Mortgage REITs - 9.9%
Annaly Capital Management, Inc.	22,661	248,590
American Capital Agency Corp.	9,948	213,783
Altisource Residential Corp.	5,920	186,835
NorthStar Realty Finance Corp.	10,964	176,959
Starwood Property Trust, Inc.	7,014	165,460
Two Harbors Investment Corp.	14,590	149,548
MFA Financial, Inc.	16,765	129,929
Invesco Mortgage Capital, Inc.	6,629	109,180
Colony Financial, Inc.	4,800	105,360
Hatteras Financial Corp.	5,261	99,170
Redwood Trust, Inc.	4,760	96,533
New Residential Investment Corp.	14,840	96,015
CYS Investments, Inc.	10,805	89,249
iStar Financial, Inc.*	5,960	87,970
Capstead Mortgage Corp.	6,690	84,695
Blackstone Mortgage Trust, Inc. — Class A	2,740	78,775
PennyMac Mortgage Investment Trust	2,950	70,505
Total Mortgage REITs		2,188,556
Health Care REITs - 8.4%
HCP, Inc.	8,782	340,653
Ventas, Inc.	5,309	321,566
Health Care REIT, Inc.	5,373	320,231
Senior Housing Properties Trust	7,287	163,739
Omega Healthcare Investors, Inc.	4,634	155,332

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Real Estate Investment Trusts (REITs) - 89.8% (continued)
Health Care REITs - 8.4% (continued)
Healthcare Trust of America, Inc. — Class A	11,459	$130,518
Medical Properties Trust, Inc.	9,145	116,965
Healthcare Realty Trust, Inc.	4,820	116,403
National Health Investors, Inc.	1,750	105,805
LTC Properties, Inc.	2,290	86,173
Total Health Care REITs		1,857,385
Diversified REITs - 8.3%
Vornado Realty Trust	3,236	318,940
American Realty Capital Properties, Inc.	18,541	259,945
Duke Realty Corp.	11,046	186,456
WP Carey, Inc.	2,988	179,489
Liberty Property Trust	4,758	175,856
Spirit Realty Capital, Inc.	14,353	157,596
Lexington Realty Trust	11,341	123,730
Cousins Properties, Inc.	10,410	119,403
PS Business Parks, Inc.	1,330	111,215
Chambers Street Properties	13,540	105,206
Washington Real Estate Investment Trust	3,990	95,281
Total Diversified REITs		1,833,117
Hotel & Resort REITs - 6.3%
Host Hotels & Resorts, Inc.	15,163	306,900
Hospitality Properties Trust	5,661	162,584
RLJ Lodging Trust	5,020	134,235
LaSalle Hotel Properties	4,258	133,318
Sunstone Hotel Investors, Inc.	8,991	123,446
DiamondRock Hospitality Co.	10,123	118,945
Strategic Hotels & Resorts, Inc.*	10,960	111,682
Pebblebrook Hotel Trust	3,260	110,090
Ryman Hospitality Properties, Inc.	2,560	108,851
Hersha Hospitality Trust — Class A	14,450	84,244
Total Hotel & Resort REITs		1,394,295
Industrial REITs - 3.2%
Prologis, Inc.	8,637	352,649
DCT Industrial Trust, Inc.	15,851	124,906
First Industrial Realty Trust, Inc.	6,090	117,659
EastGroup Properties, Inc.	1,654	104,053
Total Industrial REITs		699,267
Total Real Estate Investment Trusts (REITs)		19,830,097
Real Estate Management & Development - 9.6%
Real Estate Services - 5.3%
CBRE Group, Inc. — Class A*	8,370	229,589
Realogy Holdings Corp.*	4,206	182,751
Altisource Asset Management Corp.*	160	171,944
Jones Lang LaSalle, Inc.	1,429	169,337
Altisource Portfolio Solutions S.A.*	1,390	169,107
E-House China Holdings Ltd. ADR	12,570	151,971
Kennedy-Wilson Holdings, Inc.	4,660	104,897
Total Real Estate Services		1,179,596
Real Estate Operating Companies - 1.8%
Brookfield Office Properties, Inc.	12,510	242,068
Forest City Enterprises, Inc. — Class A*	8,005	152,896
Total Real Estate Operating Companies		394,964
Diversified Real Estate Activities - 1.7%
Brookfield Asset Management, Inc. — Class A	4,180	170,753
Alexander & Baldwin, Inc.	2,450	104,272
St. Joe Co.*	5,255	101,159
Total Diversified Real Estate Activities		376,184
Real Estate Development - 0.8%
Howard Hughes Corp.*	1,257	179,386
Total Real Estate Management & Development		2,130,130
Total Common Stocks
(Cost $15,899,941)		21,960,227

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$89,559	89,559
Total Repurchase Agreement
(Cost $89,559)		89,559
Total Investments - 99.8%
(Cost $15,989,500)		$22,049,786
Other Assets & Liabilities, net - 0.2%		46,336
Total Net Assets - 100.0%		$22,096,122

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.2%
Internet Retail - 17.1%
Amazon.com, Inc.*	650	$218,738
Priceline Group, Inc.*	115	137,067
Netflix, Inc.*	212	74,630
Ctrip.com International Ltd. ADR*	1,310	66,050
TripAdvisor, Inc.*	697	63,141
Expedia, Inc.	777	56,333
Vipshop Holdings Ltd. ADR*	310	46,283
zulily, Inc. — Class A*	860	43,163
Groupon, Inc. — Class A*	5,295	41,513
Liberty Ventures*	290	37,796
HomeAway, Inc.*	890	33,526
Qunar Cayman Islands Ltd. ADR*	1,040	31,814
E-Commerce China Dangdang, Inc. — Class A ADR*	2,120	30,443
Shutterfly, Inc.*	570	24,328
RetailMeNot, Inc.*	730	23,360
Total Internet Retail		928,185
Apparel Retail - 15.5%
TJX Companies, Inc.	2,026	122,877
The Gap, Inc.	1,952	78,197
L Brands, Inc.	1,325	75,220
Ross Stores, Inc.	1,012	72,409
Foot Locker, Inc.	1,029	48,342
Urban Outfitters, Inc.*	1,180	43,035
DSW, Inc. — Class A	934	33,493
Abercrombie & Fitch Co. — Class A	814	31,339
Ascena Retail Group, Inc.*	1,774	30,655
Guess?, Inc.	1,043	28,787
Chico's FAS, Inc.	1,795	28,774
American Eagle Outfitters, Inc.	2,296	28,103
ANN, Inc.*	663	27,501
Men's Wearhouse, Inc.	561	27,478
Buckle, Inc.	594	27,205
Jos. A. Bank Clothiers, Inc.*	376	24,177
Genesco, Inc.*	317	23,639
Express, Inc.*	1,310	20,803
Finish Line, Inc. — Class A	757	20,507
Children's Place Retail Stores, Inc.	379	18,878
Francesca's Holdings Corp.*	860	15,600
Aeropostale, Inc.*	2,211	11,099
Total Apparel Retail		838,118
Specialty Stores - 11.7%
Tiffany & Co.	695	59,875
Tractor Supply Co.	792	55,939
Signet Jewelers Ltd.	506	53,565
PetSmart, Inc.	737	50,772
Staples, Inc.	4,467	50,656
Dick's Sporting Goods, Inc.	876	47,838
Ulta Salon Cosmetics & Fragrance, Inc.*	430	41,916
GNC Holdings, Inc. — Class A	870	38,297
Sally Beauty Holdings, Inc.*	1,389	38,059
Cabela's, Inc.*	568	37,210
Five Below, Inc.*	680	28,886
Outerwall, Inc.*	350	25,375
Vitamin Shoppe, Inc.*	479	22,762
Container Store Group, Inc.*	670	22,747
Barnes & Noble, Inc.*	1,020	21,318
Hibbett Sports, Inc.*	390	20,623
Zale Corp.*	740	15,473
Total Specialty Stores		631,311
Automotive Retail - 9.2%
AutoZone, Inc.*	140	75,194
O'Reilly Automotive, Inc.*	502	74,492
CarMax, Inc.*	1,276	59,717
Advance Auto Parts, Inc.	455	57,558
AutoNation, Inc.*	884	47,055
Penske Automotive Group, Inc.	830	35,491
CST Brands, Inc.	931	29,084
Murphy USA, Inc.*	620	25,166
Monro Muffler Brake, Inc.	430	24,458
Lithia Motors, Inc. — Class A	360	23,926
Asbury Automotive Group, Inc.*	430	23,783
Group 1 Automotive, Inc.	340	22,324
Total Automotive Retail		498,248
Hypermarkets & Super Centers - 9.0%
Wal-Mart Stores, Inc.	3,829	292,650
Costco Wholesale Corp.	1,164	129,996
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	788	34,483
PriceSmart, Inc.	300	30,279
Total Hypermarkets & Super Centers		487,408
Drug Retail - 6.8%
CVS Caremark Corp.	2,350	175,920
Walgreen Co.	2,225	146,917
Rite Aid Corp.*	6,950	43,577
Total Drug Retail		366,414
Home Improvement Retail - 6.6%
Home Depot, Inc.	2,449	193,789
Lowe's Companies, Inc.	2,699	131,981
Lumber Liquidators Holdings, Inc.*	300	28,140
Total Home Improvement Retail		353,910
Department Stores - 6.1%
Macy's, Inc.	1,474	87,394
Kohl's Corp.	1,170	66,456
Nordstrom, Inc.	1,036	64,698
Sears Holdings Corp.*,1	837	39,975
Dillard's, Inc. — Class A	407	37,607
JC Penney Company, Inc.*,1	3,639	31,368
Total Department Stores		327,498
General Merchandise Stores - 6.1%
Target Corp.	1,911	115,635
Dollar General Corp.*	1,386	76,895
Dollar Tree, Inc.*	1,154	60,216
Family Dollar Stores, Inc.	810	46,988
Big Lots, Inc.*	730	27,645
Total General Merchandise Stores		327,379
Homefurnishing Retail - 4.2%
Bed Bath & Beyond, Inc.*	1,038	71,415
Williams-Sonoma, Inc.	693	46,182
Restoration Hardware Holdings, Inc.*	460	33,851
Aaron's, Inc.	929	28,093
Pier 1 Imports, Inc.	1,357	25,620

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Homefurnishing Retail - 4.2% (continued)
Select Comfort Corp.*	1,053	$19,038
Total Homefurnishing Retail		224,199
Computer & Electronics Retail - 2.7%
Best Buy Company, Inc.	2,155	56,913
GameStop Corp. — Class A	1,035	42,539
Conn's, Inc.*	600	23,310
Rent-A-Center, Inc. — Class A	839	22,317
Total Computer & Electronics Retail		145,079
Distributors - 2.3%
Genuine Parts Co.	791	68,698
LKQ Corp.*	2,020	53,227
Total Distributors		121,925
Catalog Retail - 1.9%
Liberty Interactive Corp. — Class A*	2,461	71,049
HSN, Inc.	550	32,852
Total Catalog Retail		103,901
Total Common Stocks
(Cost $2,305,865)		5,353,575

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$37,448	37,448
Total Repurchase Agreement
(Cost $37,448)		37,448
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	24,603	24,603
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	21,952	21,952
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	4,138	4,138
Total Securities Lending Collateral
(Cost $50,693)		50,693
Total Investments - 100.8%
(Cost $2,394,006)		$5,441,716
Other Assets & Liabilities, net - (0.8)%		(41,122)
Total Net Assets - 100.0%		$5,400,594

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2%
Financials - 9.8%
NorthStar Realty Finance Corp.	1,553	$25,064
CNO Financial Group, Inc.	1,257	22,751
Prosperity Bancshares, Inc.	333	22,027
Highwoods Properties, Inc.	515	19,781
FirstMerit Corp.	936	19,496
RLJ Lodging Trust	696	18,611
LaSalle Hotel Properties	592	18,536
Stifel Financial Corp.*	364	18,112
Hancock Holding Co.	485	17,775
Prospect Capital Corp.	1,576	17,020
Portfolio Recovery Associates, Inc.*	284	16,432
First American Financial Corp.	617	16,380
MGIC Investment Corp.*	1,843	15,703
EPR Properties	294	15,697
Webster Financial Corp.	505	15,685
Primerica, Inc.	326	15,358
Texas Capital Bancshares, Inc.*	228	14,806
Radian Group, Inc.	980	14,730
Financial Engines, Inc.	272	13,811
Sunstone Hotel Investors, Inc.	1,003	13,771
BancorpSouth, Inc.	550	13,728
Geo Group, Inc.	415	13,380
Sovran Self Storage, Inc.	182	13,368
Healthcare Realty Trust, Inc.	548	13,234
DiamondRock Hospitality Co.	1,111	13,054
CubeSmart	760	13,042
DCT Industrial Trust, Inc.	1,651	13,011
UMB Financial Corp.	201	13,005
Invesco Mortgage Capital, Inc.	765	12,600
Bank of the Ozarks, Inc.	183	12,455
MarketAxess Holdings, Inc.	208	12,318
American Realty Capital Properties, Inc.	874	12,253
Susquehanna Bancshares, Inc.	1,057	12,039
Umpqua Holdings Corp.	642	11,967
Glacier Bancorp, Inc.	409	11,890
First Industrial Realty Trust, Inc.	613	11,843
IBERIABANK Corp.	167	11,715
Pebblebrook Hotel Trust	346	11,684
Medical Properties Trust, Inc.	913	11,677
FNB Corp.	854	11,444
Cathay General Bancorp	451	11,361
United Bankshares, Inc.	368	11,268
PrivateBancorp, Inc. — Class A	368	11,228
Lexington Realty Trust	1,024	11,172
EastGroup Properties, Inc.	177	11,135
Cousins Properties, Inc.	953	10,931
RLI Corp.	244	10,795
First Financial Bankshares, Inc.	173	10,690
Capitol Federal Financial, Inc.	848	10,643
Apollo Investment Corp.	1,273	10,579
Wintrust Financial Corp.	217	10,559
Ryman Hospitality Properties, Inc.	248	10,545
Chambers Street Properties	1,346	10,458
Strategic Hotels & Resorts, Inc.*	1,023	10,424
Platinum Underwriters Holdings Ltd.	173	10,396
Alexander & Baldwin, Inc.	243	10,342
Western Alliance Bancorporation*	418	10,283
Trustmark Corp.	385	9,760
PacWest Bancorp	225	9,677
Evercore Partners, Inc. — Class A	175	9,668
Redwood Trust, Inc.	474	9,613
MB Financial, Inc.	308	9,536
PennyMac Mortgage Investment Trust	395	9,441
Altisource Residential Corp.	299	9,436
New Residential Investment Corp.	1,440	9,317
National Health Investors, Inc.	154	9,311
Janus Capital Group, Inc.	845	9,185
Sun Communities, Inc.	203	9,154
EverBank Financial Corp.	461	9,097
Home BancShares, Inc.	262	9,018
Washington Real Estate Investment Trust	377	9,003
Colony Financial, Inc.	410	9,000
Symetra Financial Corp.	454	8,998
Potlatch Corp.	232	8,976
Community Bank System, Inc.	228	8,897
PS Business Parks, Inc.	106	8,864
First Cash Financial Services, Inc.*	175	8,830
Greenhill & Company, Inc.	169	8,784
ARMOUR Residential REIT, Inc.	2,115	8,714
Home Loan Servicing Solutions Ltd.	403	8,705
DuPont Fabros Technology, Inc.	361	8,689
Old National Bancorp	574	8,558
Hilltop Holdings, Inc.*	357	8,493
American Equity Investment Life Holding Co.	359	8,480
Columbia Banking System, Inc.	295	8,413
CVB Financial Corp.	519	8,252
CYS Investments, Inc.	996	8,227
Westamerica Bancorporation	152	8,220
Glimcher Realty Trust	812	8,143
PHH Corp.*	314	8,114
Acadia Realty Trust	307	8,098
Ambac Financial Group, Inc.*	260	8,068
Government Properties Income Trust	312	7,862
Investors Bancorp, Inc.	283	7,822
Kennedy-Wilson Holdings, Inc.	346	7,789
First Financial Holdings, Inc.	124	7,765
Northwest Bancshares, Inc.	525	7,665
BBCN Bancorp, Inc.	446	7,644
International Bancshares Corp.	301	7,549
WisdomTree Investments, Inc.*	574	7,531
Selective Insurance Group, Inc.	321	7,486
Equity One, Inc.	335	7,484
Pinnacle Financial Partners, Inc.	199	7,461
Montpelier Re Holdings Ltd.	247	7,351
Fifth Street Finance Corp.	773	7,313
First Midwest Bancorp, Inc.	427	7,293
Main Street Capital Corp.	220	7,229

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Financials - 9.8% (continued)
Argo Group International Holdings Ltd.	154	$7,069
iStar Financial, Inc.*	478	7,055
Pennsylvania Real Estate Investment Trust	390	7,040
LTC Properties, Inc.	185	6,962
Astoria Financial Corp.	499	6,896
National Penn Bancshares, Inc.	658	6,876
Chesapeake Lodging Trust	266	6,844
Capstead Mortgage Corp.	537	6,798
Horace Mann Educators Corp.	234	6,786
Hersha Hospitality Trust — Class A	1,144	6,670
AmTrust Financial Services, Inc.	177	6,657
Enstar Group Ltd.*	48	6,543
Sterling Financial Corp.	196	6,533
Education Realty Trust, Inc.	655	6,465
ViewPoint Financial Group, Inc.	224	6,462
Franklin Street Properties Corp.	506	6,376
HFF, Inc. — Class A	187	6,285
FelCor Lodging Trust, Inc.	694	6,274
Cash America International, Inc.	162	6,273
Virtus Investment Partners, Inc.*	36	6,234
Retail Opportunity Investments Corp.	416	6,215
Walter Investment Management Corp.*	208	6,205
Union First Market Bankshares Corp.	244	6,202
Provident Financial Services, Inc.	336	6,172
Hudson Pacific Properties, Inc.	267	6,160
Boston Private Financial Holdings, Inc.	453	6,129
Encore Capital Group, Inc.*	134	6,124
American Assets Trust, Inc.	181	6,107
First Financial Bancorp	335	6,023
NBT Bancorp, Inc.	244	5,968
Sterling Bancorp	471	5,963
Ramco-Gershenson Properties Trust	363	5,917
Sabra Health Care REIT, Inc.	212	5,913
Parkway Properties, Inc.	316	5,767
STAG Industrial, Inc.	233	5,615
Chemical Financial Corp.	172	5,581
Solar Capital Ltd.	256	5,576
Associated Estates Realty Corp.	329	5,573
American Capital Mortgage Investment Corp.	296	5,556
Credit Acceptance Corp.*	39	5,544
eHealth, Inc.*	108	5,486
National Bank Holdings Corp. — Class A	262	5,258
BofI Holding, Inc.*	61	5,231
Nelnet, Inc. — Class A	127	5,194
Investors Real Estate Trust	572	5,137
Park National Corp.	66	5,075
Inland Real Estate Corp.	481	5,075
Greenlight Capital Re Ltd. — Class A*	154	5,051
First Commonwealth Financial Corp.	554	5,008
Renasant Corp.	172	4,997
Hercules Technology Growth Capital, Inc.	348	4,896
Independent Bank Corp.	124	4,882
KCG Holdings, Inc. — Class A*	406	4,844
BGC Partners, Inc. — Class A	733	4,794
United Community Banks, Inc.*	245	4,755
AMERISAFE, Inc.	106	4,654
Piper Jaffray Cos.*	98	4,488
Infinity Property & Casualty Corp.	66	4,464
WesBanco, Inc.	140	4,456
Banner Corp.	108	4,451
OFG Bancorp	257	4,418
Eagle Bancorp, Inc.*	122	4,404
First Potomac Realty Trust	337	4,354
ICG Group, Inc.*	212	4,329
Banco Latinoamericano de Comercio Exterior S.A. — Class E	163	4,305
Stewart Information Services Corp.	122	4,286
Investment Technology Group, Inc.*	211	4,262
Summit Hotel Properties, Inc.	456	4,232
Wilshire Bancorp, Inc.	379	4,207
Northfield Bancorp, Inc.	327	4,205
First Merchants Corp.	194	4,198
S&T Bancorp, Inc.	177	4,195
Kite Realty Group Trust	697	4,182
Hanmi Financial Corp.	179	4,171
PennantPark Investment Corp.	374	4,133
Oritani Financial Corp.	260	4,111
Triangle Capital Corp.	158	4,091
Anworth Mortgage Asset Corp.	822	4,077
Cohen & Steers, Inc.	102	4,065
Resource Capital Corp.	722	4,022
Ashford Hospitality Trust, Inc.	345	3,888
City Holding Co.	86	3,858
BlackRock Kelso Capital Corp.	419	3,842
Flushing Financial Corp.	182	3,835
CoreSite Realty Corp.	123	3,813
Employers Holdings, Inc.	188	3,803
Golub Capital BDC, Inc.	213	3,800
Berkshire Hills Bancorp, Inc.	146	3,778
TrustCo Bank Corp. NY	536	3,773
Tompkins Financial Corp.	77	3,770
Brookline Bancorp, Inc.	398	3,749
Navigators Group, Inc.*	61	3,745
RAIT Financial Trust	435	3,693
Safety Insurance Group, Inc.	68	3,662
Select Income REIT	120	3,632
Sandy Spring Bancorp, Inc.	145	3,622
World Acceptance Corp.*	48	3,604
Maiden Holdings Ltd.	288	3,594
Simmons First National Corp. — Class A	96	3,578
Lakeland Financial Corp.	87	3,499

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Financials - 9.8% (continued)
Community Trust Bancorp, Inc.	84	$3,484
Bancorp, Inc.*	185	3,480
Forestar Group, Inc.*	194	3,453
Excel Trust, Inc.	272	3,449
New Mountain Finance Corp.	237	3,448
Apollo Commercial Real Estate Finance, Inc.	207	3,442
PICO Holdings, Inc.*	131	3,405
United Fire Group, Inc.	112	3,399
Southside Bancshares, Inc.	107	3,358
Capital Bank Financial Corp. — Class A*	130	3,264
Medley Capital Corp.	239	3,253
Alexander's, Inc.	9	3,249
New York Mortgage Trust, Inc.	408	3,174
Campus Crest Communities, Inc.	365	3,168
TCP Capital Corp.	191	3,161
FXCM, Inc. — Class A	214	3,161
Chatham Lodging Trust	155	3,134
State Bank Financial Corp.	177	3,131
Cardinal Financial Corp.	175	3,120
EZCORP, Inc. — Class A*	287	3,097
Dime Community Bancshares, Inc.	181	3,073
WSFS Financial Corp.	43	3,071
RPX Corp.*	188	3,061
Ameris Bancorp*	130	3,029
Apollo Residential Mortgage, Inc.	183	2,970
Green Dot Corp. — Class A*	151	2,949
TICC Capital Corp.	299	2,924
Washington Trust Bancorp, Inc.	78	2,923
AG Mortgage Investment Trust, Inc.	166	2,907
Urstadt Biddle Properties, Inc. — Class A	140	2,892
Dynex Capital, Inc.	310	2,775
Getty Realty Corp.	146	2,758
Terreno Realty Corp.	145	2,742
Universal Health Realty Income Trust	64	2,703
BancFirst Corp.	47	2,662
Safeguard Scientifics, Inc.*	120	2,662
SY Bancorp, Inc.	84	2,658
First Interstate Bancsystem, Inc. — Class A	94	2,653
THL Credit, Inc.	190	2,622
1st Source Corp.	81	2,599
Central Pacific Financial Corp.	128	2,586
Agree Realty Corp.	83	2,524
Taylor Capital Group, Inc.*	105	2,512
Cedar Realty Trust, Inc.	407	2,487
Rouse Properties, Inc.	144	2,483
Cowen Group, Inc. — Class A*	554	2,443
Monmouth Real Estate Investment Corp. — Class A	256	2,442
Tejon Ranch Co.*	72	2,435
TowneBank	157	2,435
Flagstar Bancorp, Inc.*	109	2,422
Arlington Asset Investment Corp. — Class A	91	2,410
Heartland Financial USA, Inc.	89	2,402
First Busey Corp.	414	2,401
Capital Southwest Corp.	69	2,396
Third Point Reinsurance Ltd.*	150	2,378
Beneficial Mutual Bancorp, Inc.*	177	2,335
Trico Bancshares	90	2,334
Customers Bancorp, Inc.*	110	2,296
Bryn Mawr Bank Corp.	78	2,241
First BanCorp*	409	2,225
CoBiz Financial, Inc.	193	2,223
First Bancorp	117	2,223
First Financial Corp.	66	2,223
CyrusOne, Inc.	106	2,208
National Western Life Insurance Co. — Class A	9	2,201
Southwest Bancorp, Inc.	124	2,190
GAMCO Investors, Inc. — Class A	28	2,174
Lakeland Bancorp, Inc.	193	2,171
Enterprise Financial Services Corp.	107	2,147
Winthrop Realty Trust	185	2,144
Western Asset Mortgage Capital Corp.	135	2,111
United Financial Bancorp, Inc.	114	2,096
Saul Centers, Inc.	44	2,084
Westwood Holdings Group, Inc.	33	2,069
Camden National Corp.	50	2,060
NewStar Financial, Inc.*	147	2,037
DFC Global Corp.*	230	2,031
OneBeacon Insurance Group Ltd. — Class A	131	2,025
Rockville Financial, Inc.	147	1,998
MainSource Financial Group, Inc.	116	1,984
Diamond Hill Investment Group, Inc.	15	1,972
HCI Group, Inc.	54	1,966
German American Bancorp, Inc.	68	1,965
FBL Financial Group, Inc. — Class A	45	1,949
Universal Insurance Holdings, Inc.	152	1,930
Univest Corporation of Pennsylvania	92	1,888
Centerstate Banks, Inc.	171	1,867
Citizens, Inc.*	250	1,850
Federal Agricultural Mortgage Corp. — Class C	55	1,829
AmREIT, Inc. — Class B	110	1,823
Yadkin Financial Corp.*	85	1,820
Whitestone REIT — Class B	125	1,805
HomeTrust Bancshares, Inc.*	114	1,799
Metro Bancorp, Inc.*	85	1,797
Ladenburg Thalmann Financial Services, Inc.*	593	1,791
Hudson Valley Holding Corp.	94	1,791
Great Southern Bancorp, Inc.	59	1,772
MVC Capital, Inc.	129	1,748

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Financials - 9.8% (continued)
State Auto Financial Corp.	82	$1,747
Gramercy Property Trust, Inc.	337	1,739
BNC Bancorp	100	1,733
Crawford & Co. — Class B	157	1,713
Park Sterling Corp.	254	1,689
Bridge Bancorp, Inc.	63	1,683
Financial Institutions, Inc.	73	1,680
Walker & Dunlop, Inc.*	102	1,668
Meadowbrook Insurance Group, Inc.	284	1,656
Bank of Kentucky Financial Corp.	44	1,652
Ares Commercial Real Estate Corp.	123	1,649
Preferred Bank/Los Angeles CA*	63	1,635
Bank of Marin Bancorp	36	1,621
Calamos Asset Management, Inc. — Class A	125	1,616
Arrow Financial Corp.	61	1,613
Bank Mutual Corp.	254	1,610
Oppenheimer Holdings, Inc. — Class A	57	1,599
First of Long Island Corp.	39	1,584
International. FCStone, Inc.*	84	1,580
Aviv REIT, Inc.	64	1,565
CNB Financial Corp.	87	1,538
Washington Banking Co.	86	1,529
Fidus Investment Corp.	79	1,525
MCG Capital Corp.	398	1,508
Phoenix Companies, Inc.*	29	1,501
National Bankshares, Inc.	41	1,497
American Residential Properties, Inc.*	83	1,492
Heritage Financial Corp.	88	1,489
Peoples Bancorp, Inc.	60	1,484
KCAP Financial, Inc.	170	1,472
Independent Bank Group, Inc.	25	1,469
First Defiance Financial Corp.	54	1,464
Penns Woods Bancorp, Inc.	30	1,463
Medallion Financial Corp.	110	1,453
Republic Bancorp, Inc. — Class A	64	1,446
First Community Bancshares, Inc.	88	1,440
Gladstone Commercial Corp.	83	1,439
Ashford Hospitality Prime, Inc.	95	1,436
GFI Group, Inc.	403	1,431
Bridge Capital Holdings*	60	1,426
First Connecticut Bancorp, Inc.	90	1,409
Baldwin & Lyons, Inc. — Class B	53	1,393
OmniAmerican Bancorp, Inc.	61	1,390
HomeStreet, Inc.	71	1,388
Charter Financial Corp.	127	1,373
Pacific Premier Bancorp, Inc.*	85	1,372
Suffolk Bancorp*	61	1,360
JAVELIN Mortgage Investment Corp.	101	1,354
Pacific Continental Corp.	98	1,348
Meta Financial Group, Inc.	30	1,346
Global Indemnity plc — Class A*	51	1,343
One Liberty Properties, Inc.	63	1,343
Citizens & Northern Corp.	68	1,340
Territorial Bancorp, Inc.	62	1,339
West Bancorporation, Inc.	88	1,337
Gladstone Investment Corp.	159	1,315
Silver Bay Realty Trust Corp.	84	1,304
Kansas City Life Insurance Co.	27	1,301
1st United Bancorp, Inc.	168	1,287
Physicians Realty Trust	92	1,281
Rexford Industrial Realty, Inc.	90	1,276
OceanFirst Financial Corp.	72	1,274
Manning & Napier, Inc. — Class A	75	1,258
Franklin Financial Corp.*	63	1,232
PennyMac Financial Services, Inc. — Class A*	74	1,231
Center Bancorp, Inc.	64	1,216
Gladstone Capital Corp.	120	1,210
BankFinancial Corp.	121	1,208
Guaranty Bancorp	83	1,183
Empire State Realty Trust, Inc. — Class A	78	1,179
American National Bankshares, Inc.	50	1,176
Banc of California, Inc.	94	1,153
SWS Group, Inc.*	154	1,152
Tree.com, Inc.*	37	1,148
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	80	1,148
Ames National Corp.	52	1,146
GSV Capital Corp.*	113	1,146
Kearny Financial Corp.*	77	1,138
FBR & Co.*	44	1,137
Home Federal Bancorp, Inc.	73	1,136
Solar Senior Capital Ltd.	66	1,129
National Interstate Corp.	42	1,126
Meridian Interstate Bancorp, Inc.*	44	1,125
PennantPark Floating Rate Capital Ltd.	80	1,106
Consolidated-Tomoka Land Co.	27	1,088
Fidelity Southern Corp.	77	1,076
United Community Financial Corp.*	273	1,070
Seacoast Banking Corporation of Florida*	97	1,067
Firsthand Technology Value Fund, Inc.	49	1,046
Armada Hoffler Properties, Inc.	104	1,044
Sierra Bancorp	65	1,035
Mercantile Bank Corp.	50	1,031
Fox Chase Bancorp, Inc.	61	1,028
Peapack Gladstone Financial Corp.	46	1,012
Farmers Capital Bank Corp.*	45	1,011
MidWestOne Financial Group, Inc.	40	1,010
Stellus Capital Investment Corp.	69	992
NewBridge Bancorp*	138	985
Bar Harbor Bankshares	25	959
Merchants Bancshares, Inc.	29	946
Horizon Bancorp	42	936
Nicholas Financial, Inc.	59	928
CU Bancorp*	50	920

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Financials - 9.8% (continued)
Heritage Commerce Corp.	114	$919
Investors Title Co.	12	911
Capital City Bank Group, Inc.	68	903
Home Bancorp, Inc.*	43	903
Marlin Business Services Corp.	43	895
UMH Properties, Inc.	90	880
Tower Group International Ltd.	324	875
Heritage Oaks Bancorp*	108	873
First NBC Bank Holding Co.*	25	872
Hingham Institution for Savings	11	864
ESB Financial Corp.	66	863
AV Homes, Inc.*	47	850
BBX Capital Corp. — Class A*	43	836
First Financial Northwest, Inc.	81	822
MidSouth Bancorp, Inc.	48	808
Intervest Bancshares Corp. — Class A*	108	805
Northrim BanCorp, Inc.	31	796
Silvercrest Asset Management Group, Inc. — Class A	43	786
First Bancorp, Inc.	48	782
NGP Capital Resources Co.	115	777
Provident Financial Holdings, Inc.	50	771
First Security Group, Inc.*	367	763
Sun Bancorp, Inc.*	227	763
Consumer Portfolio Services, Inc.*	110	752
Pzena Investment Management, Inc. — Class A	63	742
Westfield Financial, Inc.	99	738
ZAIS Financial Corp.	43	716
Enterprise Bancorp, Inc.	35	712
EMC Insurance Group, Inc.	20	711
CommunityOne Bancorp*	63	707
Gain Capital Holdings, Inc.	65	703
Century Bancorp, Inc. — Class A	20	682
NASB Financial, Inc.	27	680
Chemung Financial Corp.	25	678
LCNB Corp.	39	675
Macatawa Bank Corp.	133	670
Regional Management Corp.*	27	666
Hallmark Financial Services, Inc.*	80	665
JMP Group, Inc.	93	661
Donegal Group, Inc. — Class A	45	656
Resource America, Inc. — Class A	74	634
Access National Corp.	39	632
C&F Financial Corp.	19	630
RCS Capital Corp. — Class A	16	623
Imperial Holdings, Inc.*	105	604
Garrison Capital, Inc.	40	565
Springleaf Holdings, Inc.*	22	553
Independence Holding Co.	41	550
ConnectOne Bancorp, Inc.*	11	539
Horizon Technology Finance Corp.	43	538
Middleburg Financial Corp.	30	528
Ellington Residential Mortgage REIT	30	508
ESSA Bancorp, Inc.	46	500
Tristate Capital Holdings, Inc.*	35	497
Essent Group Ltd.*	22	494
Clifton Bancorp, Inc.	42	492
WhiteHorse Finance, Inc.	34	478
Waterstone Financial, Inc.*	44	457
VantageSouth Bancshares, Inc.*	65	457
Palmetto Bancshares, Inc.*	26	366
CIFC Corp.	41	334
QTS Realty Trust, Inc. — Class A	13	326
Health Insurance Innovations, Inc. — Class A*	31	321
RE/MAX Holdings, Inc. — Class A*	11	317
Hampton Roads Bankshares, Inc.*	195	310
California First National Bancorp	20	307
Doral Financial Corp.*	34	295
Fortegra Financial Corp.*	41	288
First Marblehead Corp.*	47	284
First Federal Bancshares of Arkansas, Inc.*	20	183
Cascade Bancorp*	29	162
JGWPT Holdings, Inc. — Class A*	8	146
Marcus & Millichap, Inc.*	7	125
Stonegate Mortgage Corp.*	8	119
Blue Capital Reinsurance Holdings Ltd.*	4	70
Capitala Finance Corp.	2	39
Total Financials		2,145,121
Information Technology - 7.7%
CoStar Group, Inc.*	162	30,252
SunEdison, Inc.*	1,508	28,411
PTC, Inc.*	680	24,091
FEI Co.	233	24,004
Aspen Technology, Inc.*	525	22,238
Ultimate Software Group, Inc.*	159	21,783
WEX, Inc.*	214	20,340
ARRIS Group, Inc.*	657	18,514
Belden, Inc.	252	17,539
CommVault Systems, Inc.*	269	17,471
MAXIMUS, Inc.	384	17,225
Cognex Corp.*	491	16,625
Manhattan Associates, Inc.*	438	15,343
Anixter International, Inc.	151	15,330
ViaSat, Inc.*	217	14,982
Tyler Technologies, Inc.*	178	14,895
Acxiom Corp.*	422	14,515
Verint Systems, Inc.*	300	14,079
Yelp, Inc. — Class A*	182	14,000
Finisar Corp.*	524	13,891
Guidewire Software, Inc.*	281	13,783
ACI Worldwide, Inc.*	231	13,673
SS&C Technologies Holdings, Inc.*	337	13,487
Qlik Technologies, Inc.*	498	13,242
Microsemi Corp.*	525	13,142
Convergys Corp.	591	12,948
Ciena Corp.*	566	12,871
j2 Global, Inc.	257	12,863
Cavium, Inc.*	288	12,595
RF Micro Devices, Inc.*	1,584	12,482
TriQuint Semiconductor, Inc.*	924	12,372

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Information Technology - 7.7% (continued)
Aruba Networks, Inc.*	654	$12,263
GT Advanced Technologies, Inc.*	718	12,242
Dealertrack Technologies, Inc.*	248	12,199
Mentor Graphics Corp.	554	12,199
Littelfuse, Inc.	130	12,174
Zillow, Inc. — Class A*	131	11,541
Euronet Worldwide, Inc.*	275	11,437
Synaptics, Inc.*	187	11,223
Electronics for Imaging, Inc.*	257	11,131
Cornerstone OnDemand, Inc.*	231	11,058
Hittite Microwave Corp.	173	10,906
International Rectifier Corp.*	398	10,905
Plantronics, Inc.	242	10,757
Sapient Corp.*	629	10,731
Fair Isaac Corp.	192	10,621
Power Integrations, Inc.	161	10,591
Conversant, Inc.*	372	10,472
OpenTable, Inc.*	132	10,155
Take-Two Interactive Software, Inc.*	459	10,066
Cardtronics, Inc.*	255	9,907
Veeco Instruments, Inc.*	233	9,770
Semtech Corp.*	383	9,705
Entegris, Inc.*	794	9,615
CACI International, Inc. — Class A*	129	9,520
TiVo, Inc.*	711	9,407
Intersil Corp. — Class A	722	9,328
Coherent, Inc.*	140	9,149
MKS Instruments, Inc.	303	9,057
Integrated Device Technology, Inc.*	738	9,026
Vistaprint N.V.*	183	9,007
SYNNEX Corp.*	148	8,970
Heartland Payment Systems, Inc.	214	8,870
PMC-Sierra, Inc.*	1,158	8,812
Cray, Inc.*	232	8,658
Cypress Semiconductor Corp.	843	8,658
ADTRAN, Inc.	342	8,348
Blackbaud, Inc.	266	8,326
Sanmina Corp.*	469	8,183
Monolithic Power Systems, Inc.*	210	8,142
Web.com Group, Inc.*	233	7,929
Itron, Inc.*	217	7,712
Unisys Corp.*	253	7,706
NETGEAR, Inc.*	225	7,589
InterDigital, Inc.	228	7,549
InvenSense, Inc. — Class A*	317	7,504
SunPower Corp. — Class A*	232	7,484
Syntel, Inc.*	83	7,462
NetScout Systems, Inc.*	197	7,403
Universal Display Corp.*	230	7,339
Plexus Corp.*	180	7,212
Cirrus Logic, Inc.*	357	7,094
Tessera Technologies, Inc.	300	7,089
NIC, Inc.	367	7,087
Bottomline Technologies de, Inc.*	201	7,065
Benchmark Electronics, Inc.*	310	7,021
Rambus, Inc.*	639	6,869
OSI Systems, Inc.*	113	6,764
comScore, Inc.*	204	6,689
WebMD Health Corp. — Class A*	160	6,624
Measurement Specialties, Inc.*	96	6,513
LogMeIn, Inc.*	145	6,509
QLogic Corp.*	506	6,452
Methode Electronics, Inc.	210	6,439
Progress Software Corp.*	295	6,430
Monotype Imaging Holdings, Inc.	213	6,420
iGATE Corp.*	203	6,403
Imperva, Inc.*	114	6,350
Demandware, Inc.*	99	6,342
ScanSource, Inc.*	151	6,156
Insight Enterprises, Inc.*	244	6,127
Synchronoss Technologies, Inc.*	176	6,035
ATMI, Inc.*	177	6,020
Infoblox, Inc.*	300	6,018
Cabot Microelectronics Corp.*	136	5,984
Infinera Corp.*	652	5,920
ExlService Holdings, Inc.*	190	5,873
SPS Commerce, Inc.*	95	5,838
MTS Systems Corp.	84	5,753
Interactive Intelligence Group, Inc.*	79	5,728
Rogers Corp.*	89	5,555
Advent Software, Inc.	189	5,549
Advanced Energy Industries, Inc.*	224	5,488
OmniVision Technologies, Inc.*	306	5,416
Trulia, Inc.*	162	5,378
Diodes, Inc.*	205	5,355
FARO Technologies, Inc.*	101	5,353
MicroStrategy, Inc. — Class A*	46	5,308
CalAmp Corp.*	189	5,267
Lattice Semiconductor Corp.*	656	5,143
Envestnet, Inc.*	126	5,063
CSG Systems International, Inc.	194	5,052
RealPage, Inc.*	267	4,849
Badger Meter, Inc.	86	4,739
Spansion, Inc. — Class A*	272	4,738
Fusion-io, Inc.*	444	4,671
Ultratech, Inc.*	160	4,670
Ellie Mae, Inc.*	156	4,499
Blucora, Inc.*	227	4,470
Bankrate, Inc.*	263	4,455
Sykes Enterprises, Inc.*	223	4,431
Monster Worldwide, Inc.*	589	4,406
Newport Corp.*	213	4,405
II-VI, Inc.*	285	4,398
Proofpoint, Inc.*	118	4,375
Comverse, Inc.*	126	4,357
BroadSoft, Inc.*	162	4,330
Applied Micro Circuits Corp.*	417	4,128
Sonus Networks, Inc.*	1,223	4,122
Brooks Automation, Inc.	377	4,121
Harmonic, Inc.*	576	4,113
EVERTEC, Inc.	165	4,076
PROS Holdings, Inc.*	129	4,065
Constant Contact, Inc.*	165	4,036
EPAM Systems, Inc.*	122	4,014
Virtusa Corp.*	119	3,988

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Information Technology - 7.7% (continued)
Accelrys, Inc.*	318	$3,962
ManTech International Corp. — Class A	134	3,941
CTS Corp.	187	3,905
Ixia*	308	3,850
LivePerson, Inc.*	309	3,730
Rofin-Sinar Technologies, Inc.*	154	3,690
Liquidity Services, Inc.*	139	3,621
SciQuest, Inc.*	131	3,539
Pegasystems, Inc.	99	3,497
Perficient, Inc.*	190	3,443
Park Electrochemical Corp.	114	3,405
VirnetX Holding Corp.*,1	240	3,403
Emulex Corp.*	455	3,362
Tangoe, Inc.*	179	3,328
Ubiquiti Networks, Inc.*	72	3,274
Fabrinet*	154	3,199
Digital River, Inc.*	182	3,172
Ruckus Wireless, Inc.*	258	3,137
Checkpoint Systems, Inc.*	232	3,113
Daktronics, Inc.	215	3,094
Silicon Image, Inc.*	440	3,036
Extreme Networks, Inc.*	520	3,016
Ebix, Inc.	176	3,004
Micrel, Inc.	271	3,003
FleetMatics Group plc*	89	2,977
Super Micro Computer, Inc.*	171	2,970
ShoreTel, Inc.*	339	2,915
Photronics, Inc.*	338	2,883
Angie's List, Inc.*	235	2,862
ServiceSource International, Inc.*	339	2,861
Cass Information Systems, Inc.	55	2,836
AVG Technologies N.V.*	134	2,809
Comtech Telecommunications Corp.	88	2,804
TeleTech Holdings, Inc.*	111	2,721
Callidus Software, Inc.*	216	2,704
Amkor Technology, Inc.*	394	2,703
Ambarella, Inc.*	100	2,671
PDF Solutions, Inc.*	147	2,671
Move, Inc.*	231	2,670
Global Cash Access Holdings, Inc.*	381	2,614
Exar Corp.*	216	2,581
Forrester Research, Inc.	72	2,581
RealD, Inc.*	230	2,569
Shutterstock, Inc.*	35	2,541
Inphi Corp.*	156	2,510
TTM Technologies, Inc.*	297	2,510
Integrated Silicon Solution, Inc.*	158	2,457
LTX-Credence Corp.*	275	2,450
Global Eagle Entertainment, Inc.*	155	2,446
Mercury Systems, Inc.*	185	2,444
Nanometrics, Inc.*	135	2,426
Epiq Systems, Inc.	177	2,413
Parkervision, Inc.*	502	2,410
Stamps.com, Inc.*	71	2,383
Silicon Graphics International Corp.*	192	2,358
Ceva, Inc.*	130	2,283
GSI Group, Inc.*	168	2,194
DTS, Inc.*	111	2,193
Lionbridge Technologies, Inc.*	324	2,174
Maxwell Technologies, Inc.*	168	2,171
Internap Network Services Corp.*	303	2,145
Qualys, Inc.*	84	2,136
EarthLink Holdings Corp.	587	2,119
Intralinks Holdings, Inc.*	207	2,118
Black Box Corp.	87	2,118
MoneyGram International, Inc.*	119	2,100
Entropic Communications, Inc.*	512	2,094
Rudolph Technologies, Inc.*	183	2,088
Bazaarvoice, Inc.*	273	1,993
FormFactor, Inc.*	310	1,981
E2open, Inc.*	84	1,980
Seachange International, Inc.*	189	1,973
CIBER, Inc.*	427	1,956
Oplink Communications, Inc.*	108	1,940
Calix, Inc.*	226	1,905
Ultra Clean Holdings, Inc.*	141	1,854
Electro Rent Corp.	101	1,777
Jive Software, Inc.*	220	1,762
Glu Mobile, Inc.*	360	1,706
Immersion Corp.*	161	1,699
Supertex, Inc.*	50	1,649
Actuate Corp.*	272	1,637
Mesa Laboratories, Inc.	18	1,625
Dice Holdings, Inc.*	211	1,574
IXYS Corp.	138	1,566
Blackhawk Network Holdings, Inc.*	64	1,561
Brightcove, Inc.*	156	1,533
XO Group, Inc.*	151	1,531
KEMET Corp.*	261	1,516
Computer Task Group, Inc.	89	1,512
Datalink Corp.*	108	1,504
Zix Corp.*	361	1,495
PLX Technology, Inc.*	247	1,494
Cohu, Inc.	137	1,471
Quantum Corp.*	1,197	1,460
American Software, Inc. — Class A	141	1,434
Kopin Corp.*	374	1,414
Zygo Corp.*	93	1,413
Digi International, Inc.*	139	1,411
Vocus, Inc.*	105	1,400
Millennial Media, Inc.*	202	1,398
Marketo, Inc.*	42	1,372
Marchex, Inc. — Class B	130	1,366
Gogo, Inc.*	66	1,356
Axcelis Technologies, Inc.*	620	1,333
Electro Scientific Industries, Inc.	135	1,330
Vishay Precision Group, Inc.*	76	1,321
M/A-COM Technology Solutions Holdings, Inc.*	64	1,315
NVE Corp.*	23	1,312

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Information Technology - 7.7% (continued)
Higher One Holdings, Inc.*	181	$1,309
Vringo, Inc.*	375	1,301
Travelzoo, Inc.*	56	1,282
Rubicon Technology, Inc.*	112	1,264
MaxLinear, Inc. — Class A*	133	1,261
Cvent, Inc.*	34	1,229
Unwired Planet, Inc.*	566	1,228
MoSys, Inc.*	269	1,221
Gigamon, Inc.*	40	1,216
ChannelAdvisor Corp.*	32	1,208
PRGX Global, Inc.*	174	1,206
Procera Networks, Inc.*	116	1,205
Digimarc Corp.	38	1,193
QuinStreet, Inc.*	177	1,175
VASCO Data Security International, Inc.*	155	1,169
KVH Industries, Inc.*	86	1,132
Guidance Software, Inc.*	100	1,106
Bel Fuse, Inc. — Class B	50	1,095
Textura Corp.*	43	1,084
Agilysys, Inc.*	80	1,072
DSP Group, Inc.*	124	1,071
PC Connection, Inc.	52	1,057
Imation Corp.*	183	1,056
Tessco Technologies, Inc.	28	1,046
Alliance Fiber Optic Products, Inc.	69	998
Aeroflex Holding Corp.*	120	997
Pericom Semiconductor Corp.*	127	994
RealNetworks, Inc.*	129	978
Westell Technologies, Inc. — Class A*	257	948
ePlus, Inc.*	17	948
Demand Media, Inc.*	195	946
ModusLink Global Solutions, Inc.*	219	926
Xoom Corp.*	47	917
Peregrine Semiconductor Corp.*	151	914
United Online, Inc.	79	913
Hackett Group, Inc.	151	903
Numerex Corp. — Class A*	82	896
NeoPhotonics Corp.*	113	896
GSI Technology, Inc.*	129	891
Neonode, Inc.*	156	888
Luxoft Holding, Inc.*	25	877
Sapiens International Corporation N.V.*	106	860
PC-Telephone, Inc.	97	847
Reis, Inc.*	44	794
ANADIGICS, Inc.*	466	792
Sigma Designs, Inc.*	164	781
QAD, Inc. — Class A	38	776
Audience, Inc.*	60	750
Rosetta Stone, Inc.*	66	741
support.com, Inc.*	284	724
Silver Spring Networks, Inc.*	41	713
Richardson Electronics Ltd.	65	699
Alpha & Omega Semiconductor Ltd.*	93	684
Carbonite, Inc.*	67	683
Planet Payment, Inc.*	243	666
Limelight Networks, Inc.*	301	656
Multi-Fineline Electronix, Inc.*	51	653
TeleCommunication Systems, Inc. — Class A*	277	637
Telenav, Inc.*	97	578
Mitek Systems, Inc.*	140	542
Aviat Networks, Inc.*	340	541
eGain Corp.*	76	537
Marin Software, Inc.*	47	497
Radisys Corp.*	134	481
Spark Networks, Inc.*	91	476
Rally Software Development Corp.*	34	455
TechTarget, Inc.*	62	447
Control4 Corp.*	21	445
Model N, Inc.*	41	415
Uni-Pixel, Inc.*	54	414
Hutchinson Technology, Inc.*	130	368
Endurance International Group Holdings, Inc.*	22	286
Benefitfocus, Inc.*	6	282
Viasystems Group, Inc.*	22	275
YuMe, Inc.*	35	256
Intermolecular, Inc.*	89	249
Cyan, Inc.*	45	192
Wix.com Ltd.*	8	184
Rocket Fuel, Inc.*	4	172
Barracuda Networks, Inc.*	5	170
Tremor Video, Inc.*	40	165
Chegg, Inc.*	13	91
Mavenir Systems, Inc.*	4	72
Violin Memory, Inc.*	17	68
Net Element, Inc.*	16	56
Applied Optoelectronics, Inc.*	2	49
Covisint Corp.*	6	44
Total Information Technology		1,670,514
Industrials - 6.4%
Acuity Brands, Inc.	247	32,746
Middleby Corp.*	102	26,948
HEICO Corp.	365	21,959
Spirit Airlines, Inc.*	349	20,731
Teledyne Technologies, Inc.*	203	19,758
EnerSys, Inc.	280	19,401
Esterline Technologies Corp.*	176	18,751
EMCOR Group, Inc.	380	17,780
Generac Holdings, Inc.	295	17,396
Curtiss-Wright Corp.	273	17,346
Moog, Inc. — Class A*	263	17,229
CLARCOR, Inc.	283	16,229
Woodward, Inc.	387	16,072
Deluxe Corp.	294	15,426
MasTec, Inc.*	338	14,683
USG Corp.*	441	14,429
Watsco, Inc.	142	14,187
Actuant Corp. — Class A	411	14,035
Corporate Executive Board Co.	187	13,880
Chart Industries, Inc.*	174	13,841
Advisory Board Co.*	202	12,979
Barnes Group, Inc.	319	12,272

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Industrials - 6.4% (continued)
DigitalGlobe, Inc.*	421	$12,213
Swift Transportation Co. — Class A*	477	11,806
Applied Industrial Technologies, Inc.	239	11,529
JetBlue Airways Corp.*	1,319	11,462
Franklin Electric Company, Inc.	268	11,395
Healthcare Services Group, Inc.	384	11,158
Tetra Tech, Inc.*	366	10,830
Herman Miller, Inc.	337	10,829
Beacon Roofing Supply, Inc.*	275	10,632
Mueller Industries, Inc.	334	10,017
UniFirst Corp.	90	9,895
On Assignment, Inc.*	256	9,878
MSA Safety, Inc.	170	9,690
Mobile Mini, Inc.	221	9,583
HNI Corp.	260	9,506
Orbital Sciences Corp.*	339	9,458
United Stationers, Inc.	226	9,282
Polypore International, Inc.*	265	9,066
Allegiant Travel Co. — Class A	80	8,954
Watts Water Technologies, Inc. — Class A	152	8,921
ABM Industries, Inc.	306	8,794
Granite Construction, Inc.	219	8,745
Hornbeck Offshore Services, Inc.*	208	8,696
Huron Consulting Group, Inc.*	137	8,683
EnPro Industries, Inc.*	119	8,648
Mueller Water Products, Inc. — Class A	898	8,531
TAL International Group, Inc.	198	8,488
TriMas Corp.*	253	8,400
Hub Group, Inc. — Class A*	209	8,359
RBC Bearings, Inc.*	131	8,345
Korn/Ferry International*	270	8,038
Steelcase, Inc. — Class A	480	7,973
Brink's Co.	278	7,937
Forward Air Corp.	171	7,885
Simpson Manufacturing Company, Inc.	223	7,878
Knight Transportation, Inc.	338	7,818
WageWorks, Inc.*	135	7,575
Aircastle Ltd.	390	7,558
FTI Consulting, Inc.*	225	7,502
General Cable Corp.	288	7,376
GrafTech International Ltd.*	658	7,185
Brady Corp. — Class A	263	7,140
Raven Industries, Inc.	214	7,008
Proto Labs, Inc.*	103	6,970
CIRCOR International, Inc.	95	6,966
Trex Company, Inc.*	93	6,804
TrueBlue, Inc.*	231	6,759
Interface, Inc. — Class A	328	6,740
Meritor, Inc.*	545	6,676
G&K Services, Inc. — Class A	108	6,606
Werner Enterprises, Inc.	258	6,582
H&E Equipment Services, Inc.*	162	6,553
Rush Enterprises, Inc. — Class A*	201	6,528
AZZ, Inc.	144	6,433
Tennant Co.	98	6,431
Kaman Corp.	154	6,265
Greenbrier Companies, Inc.*	137	6,246
Tutor Perini Corp.*	217	6,221
GenCorp, Inc.*	339	6,194
Universal Forest Products, Inc.	111	6,143
AAR Corp.	236	6,124
Briggs & Stratton Corp.	275	6,119
Primoris Services Corp.	199	5,966
Matson, Inc.	240	5,926
Dycom Industries, Inc.*	187	5,911
Aegion Corp. — Class A*	233	5,897
Albany International Corp. — Class A	165	5,864
Heartland Express, Inc.	257	5,831
Cubic Corp.	114	5,822
Titan International, Inc.	302	5,734
Lindsay Corp.	65	5,732
Encore Wire Corp.	116	5,627
ESCO Technologies, Inc.	158	5,560
Hyster-Yale Materials Handling, Inc.	57	5,558
Apogee Enterprises, Inc.	164	5,450
Altra Industrial Motion Corp.	152	5,426
Saia, Inc.*	142	5,426
Atlas Air Worldwide Holdings, Inc.*	153	5,396
UTI Worldwide, Inc.	505	5,348
Wabash National Corp.*	384	5,284
Sun Hydraulics Corp.	122	5,284
Taser International, Inc.*	288	5,268
Navigant Consulting, Inc.*	280	5,225
Federal Signal Corp.*	349	5,200
Arkansas Best Corp.	139	5,136
XPO Logistics, Inc.*	174	5,117
Astec Industries, Inc.	115	5,050
Wesco Aircraft Holdings, Inc.*	229	5,040
Team, Inc.*	117	5,015
Astronics Corp.*	79	5,009
Knoll, Inc.	275	5,002
Exponent, Inc.	66	4,954
Rexnord Corp.*	167	4,840
McGrath RentCorp	137	4,790
John Bean Technologies Corp.	155	4,790
Textainer Group Holdings Ltd.	120	4,592
DXP Enterprises, Inc.*	48	4,557
AAON, Inc.	162	4,515
US Ecology, Inc.	121	4,492
Quanex Building Products Corp.	215	4,446
ICF International, Inc.*	110	4,379
Acacia Research Corp.	274	4,187
Nortek, Inc.*	50	4,111
Aerovironment, Inc.*	102	4,106
Hawaiian Holdings, Inc.*	293	4,090
Engility Holdings, Inc.*	90	4,055
Standex International Corp.	74	3,965
ACCO Brands Corp.*	639	3,936

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Industrials - 6.4% (continued)
Insperity, Inc.	123	$3,811
SkyWest, Inc.	297	3,790
American Railcar Industries, Inc.	54	3,782
Capstone Turbine Corp.*	1,730	3,685
Thermon Group Holdings, Inc.*	151	3,500
EnerNOC, Inc.*	157	3,498
Kelly Services, Inc. — Class A	146	3,465
Gorman-Rupp Co.	107	3,402
KEYW Holding Corp.*	181	3,387
Kimball International, Inc. — Class B	186	3,368
Comfort Systems USA, Inc.	216	3,292
Quad/Graphics, Inc.	140	3,283
Gibraltar Industries, Inc.*	173	3,265
Resources Connection, Inc.	231	3,255
Aceto Corp.	162	3,255
Blount International, Inc.*	273	3,249
Kforce, Inc.	151	3,219
Griffon Corp.	259	3,092
Great Lakes Dredge & Dock Corp.*	329	3,004
Powell Industries, Inc.	46	2,981
Marten Transport Ltd.	138	2,970
Columbus McKinnon Corp.*	109	2,920
MYR Group, Inc.*	115	2,912
PowerSecure International, Inc.*	123	2,883
West Corp.	120	2,872
Viad Corp.	114	2,741
LB Foster Co. — Class A	58	2,717
Celadon Group, Inc.	112	2,692
American Science & Engineering, Inc.	39	2,620
Republic Airways Holdings, Inc.*	284	2,596
Ennis, Inc.	156	2,585
Roadrunner Transportation Systems, Inc.*	100	2,524
Multi-Color Corp.	70	2,450
SP Plus Corp.*	93	2,443
National Presto Industries, Inc.	31	2,419
FuelCell Energy, Inc.*	965	2,393
Park-Ohio Holdings Corp.*	42	2,358
Builders FirstSource, Inc.*	254	2,314
Air Transport Services Group, Inc.*	293	2,300
Kadant, Inc.	63	2,298
Douglas Dynamics, Inc.	130	2,265
GP Strategies Corp.*	83	2,260
Argan, Inc.	76	2,259
CAI International, Inc.*	91	2,245
Barrett Business Services, Inc.	37	2,204
Furmanite Corp.*	218	2,141
PGT, Inc.*	185	2,129
Alamo Group, Inc.	39	2,119
NCI Building Systems, Inc.*	121	2,113
Layne Christensen Co.*	115	2,092
Lydall, Inc.*	90	2,058
Echo Global Logistics, Inc.*	109	1,997
NN, Inc.	101	1,990
Global Power Equipment Group, Inc.	100	1,989
Heidrick & Struggles International, Inc.	99	1,987
American Woodmark Corp.*	58	1,952
Insteel Industries, Inc.	99	1,947
InnerWorkings, Inc.*	253	1,938
Mistras Group, Inc.*	85	1,935
Kratos Defense & Security Solutions, Inc.*	252	1,900
CBIZ, Inc.*	204	1,869
Patrick Industries, Inc.*	42	1,862
Northwest Pipe Co.*	51	1,844
Orion Marine Group, Inc.*	145	1,823
Sparton Corp.*	61	1,786
Graham Corp.	56	1,784
Pacer International, Inc.*	192	1,720
Pendrell Corp.*	916	1,676
RR Donnelley & Sons Co.	93	1,665
Pike Corp.*	153	1,646
FreightCar America, Inc.	70	1,627
ARC Document Solutions, Inc.*	217	1,614
CECO Environmental Corp.	96	1,593
Quality Distribution, Inc.*	121	1,572
Dynamic Materials Corp.	82	1,561
Titan Machinery, Inc.*	97	1,520
Schawk, Inc. — Class A	76	1,519
CDI Corp.	84	1,441
Ducommun, Inc.*	56	1,403
ExOne Co.*	39	1,397
VSE Corp.	26	1,370
Houston Wire & Cable Co.	104	1,366
Patriot Transportation Holding, Inc.*	37	1,334
Energy Recovery, Inc.*	247	1,314
Franklin Covey Co.*	64	1,265
YRC Worldwide, Inc.*	56	1,260
Hurco Companies, Inc.	47	1,254
Manitex International, Inc.*	76	1,239
Preformed Line Products Co.	18	1,234
Miller Industries, Inc.	61	1,191
CRA International, Inc.*	54	1,186
Performant Financial Corp.*	130	1,177
Commercial Vehicle Group, Inc.*	126	1,149
Ply Gem Holdings, Inc.*	90	1,137
Power Solutions International, Inc.*	15	1,128
Astronics Corp. — Class B*	17	1,104
Universal Truckload Services, Inc.	38	1,098
Casella Waste Systems, Inc. — Class A*	211	1,078
Odyssey Marine Exploration, Inc.*	468	1,072
Courier Corp.	69	1,063
Twin Disc, Inc.	40	1,054
LSI Industries, Inc.	125	1,024
Xerium Technologies, Inc.*	63	1,011
Accuride Corp.*	223	988
Vicor Corp.*	96	979
International Shipholding Corp.	32	942
Cenveo, Inc.*	305	927

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Industrials - 6.4% (continued)
Stock Building Supply Holdings, Inc.*	44	$894
Heritage-Crystal Clean, Inc.*	49	888
Hardinge, Inc.	59	850
Ampco-Pittsburgh Corp.	45	849
LMI Aerospace, Inc.*	60	846
Sterling Construction Company, Inc.*	97	841
Ameresco, Inc. — Class A*	109	824
Tecumseh Products Co. — Class A*	100	690
PMFG, Inc.*	115	687
Enphase Energy, Inc.*	86	633
Global Brass & Copper Holdings, Inc.	40	631
TRC Companies, Inc.*	88	585
API Technologies Corp.*	185	542
Revolution Lighting Technologies, Inc.*	161	507
Innovative Solutions & Support, Inc.*	65	489
American Superconductor Corp.*	284	457
NL Industries, Inc.	40	434
Acorn Energy, Inc.	120	407
Erickson Air-Crane, Inc.*	20	386
Ultrapetrol Bahamas Ltd.*	120	372
Intersections, Inc.	57	336
Swisher Hygiene, Inc.*	643	289
BlueLinx Holdings, Inc.*	188	244
Omega Flex, Inc.	11	236
Compx International, Inc.	10	102
Norcraft Companies, Inc.*	6	102
Total Industrials		1,374,110
Health Care - 5.8%
athenahealth, Inc.*	214	34,291
Isis Pharmaceuticals, Inc.*	628	27,136
Alnylam Pharmaceuticals, Inc.*	336	22,559
Align Technology, Inc.*	415	21,493
Cepheid, Inc.*	385	19,858
Centene Corp.*	310	19,297
Questcor Pharmaceuticals, Inc.	293	19,024
Team Health Holdings, Inc.*	393	17,586
HealthSouth Corp.	489	17,571
PAREXEL International Corp.*	317	17,147
NPS Pharmaceuticals, Inc.*	567	16,970
Medidata Solutions, Inc.*	311	16,900
West Pharmaceutical Services, Inc.	383	16,871
DexCom, Inc.*	398	16,461
InterMune, Inc.*	488	16,333
STERIS Corp.	340	16,235
WellCare Health Plans, Inc.*	248	15,753
Insulet Corp.*	300	14,226
Puma Biotechnology, Inc.*	120	12,497
Owens & Minor, Inc.	356	12,471
Air Methods Corp.*	217	11,594
Intercept Pharmaceuticals, Inc.*	35	11,543
Thoratec Corp.*	314	11,244
Pacira Pharmaceuticals, Inc.*	158	11,058
MWI Veterinary Supply, Inc.*	69	10,738
Impax Laboratories, Inc.*	388	10,251
Medicines Co.*	354	10,061
Cyberonics, Inc.*	154	10,049
OPKO Health, Inc.*	1,062	9,898
Haemonetics Corp.*	301	9,810
ACADIA Pharmaceuticals, Inc.*	394	9,586
HMS Holdings Corp.*	501	9,544
NuVasive, Inc.*	245	9,410
HeartWare International, Inc.*	100	9,378
Neogen Corp.*	205	9,215
Synageva BioPharma Corp.*	111	9,210
Acadia Healthcare Company, Inc.*	199	8,979
Magellan Health Services, Inc.*	151	8,962
Chemed Corp.	98	8,766
Celldex Therapeutics, Inc.*	486	8,588
MedAssets, Inc.*	347	8,574
Amsurg Corp. — Class A*	182	8,569
Acorda Therapeutics, Inc.*	224	8,492
Globus Medical, Inc. — Class A*	315	8,376
Keryx Biopharmaceuticals, Inc.*	479	8,162
ArthroCare Corp.*	169	8,144
Nektar Therapeutics*	667	8,084
Prestige Brands Holdings, Inc.*	296	8,066
Aegerion Pharmaceuticals, Inc.*	169	7,794
Arena Pharmaceuticals, Inc.*,1	1,231	7,755
Masimo Corp.*	275	7,510
Auxilium Pharmaceuticals, Inc.*	275	7,475
Akorn, Inc.*	334	7,348
Ligand Pharmaceuticals, Inc. — Class B*	107	7,197
Kindred Healthcare, Inc.	307	7,190
ImmunoGen, Inc.*	476	7,107
Wright Medical Group, Inc.*	225	6,991
Emeritus Corp.*	221	6,948
Spectranetics Corp.*	224	6,789
CONMED Corp.	155	6,735
Hanger, Inc.*	199	6,702
PDL BioPharma, Inc.	794	6,598
Clovis Oncology, Inc.*	95	6,581
Ironwood Pharmaceuticals, Inc. — Class A*	533	6,567
Fluidigm Corp.*	148	6,522
Halozyme Therapeutics, Inc.*	503	6,388
Cantel Medical Corp.	184	6,204
Sangamo BioSciences, Inc.*	343	6,201
Molina Healthcare, Inc.*	165	6,197
Volcano Corp.*	311	6,130
Dyax Corp.*	682	6,124
Analogic Corp.	74	6,076
Neurocrine Biosciences, Inc.*	377	6,070
Greatbatch, Inc.*	132	6,061
ExamWorks Group, Inc.*	167	5,847
Exact Sciences Corp.*	401	5,682
Integra LifeSciences Holdings Corp.*	123	5,657
ABIOMED, Inc.*	217	5,651

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Health Care - 5.8% (continued)
Omnicell, Inc.*	193	$5,524
Meridian Bioscience, Inc.	234	5,099
Abaxis, Inc.*	130	5,054
Ensign Group, Inc.	112	4,888
Sarepta Therapeutics, Inc.*	201	4,830
Novavax, Inc.*	1,056	4,784
Endologix, Inc.*	359	4,620
Depomed, Inc.*	314	4,553
PharMerica Corp.*	162	4,533
NxStage Medical, Inc.*	349	4,446
ICU Medical, Inc.*	74	4,431
Horizon Pharma, Inc.*	293	4,430
IPC The Hospitalist Company, Inc.*	90	4,417
Natus Medical, Inc.*	168	4,334
Quidel Corp.*	158	4,313
Atrion Corp.	14	4,286
Capital Senior Living Corp.*	163	4,236
Endocyte, Inc.*	173	4,119
Accuray, Inc.*	423	4,061
Cardiovascular Systems, Inc.*	127	4,037
Computer Programs & Systems, Inc.	62	4,005
Bio-Reference Labs, Inc.*	144	3,986
Quality Systems, Inc.	236	3,984
Staar Surgical Co.*	210	3,948
Furiex Pharmaceuticals, Inc.*	45	3,915
Luminex Corp.*	215	3,894
Emergent Biosolutions, Inc.*	152	3,841
Lannett Company, Inc.*	104	3,715
Exelixis, Inc.*	1,045	3,699
AMN Healthcare Services, Inc.*	266	3,655
Invacare Corp.	190	3,623
Orexigen Therapeutics, Inc.*	557	3,621
Insmed, Inc.*	190	3,618
Select Medical Holdings Corp.	280	3,486
Idenix Pharmaceuticals, Inc.*	570	3,437
Merit Medical Systems, Inc.*	240	3,432
Vivus, Inc.*	576	3,421
MannKind Corp.*	845	3,397
Healthways, Inc.*	197	3,377
Prothena Corporation plc*	88	3,371
National Healthcare Corp.	60	3,346
Raptor Pharmaceutical Corp.*	329	3,290
Corvel Corp.*	66	3,284
Tornier N.V.*	154	3,268
Infinity Pharmaceuticals, Inc.*	274	3,258
Orthofix International N.V.*	108	3,256
Cynosure, Inc. — Class A*	111	3,252
Array BioPharma, Inc.*	686	3,224
Cambrex Corp.*	170	3,208
Momenta Pharmaceuticals, Inc.*	272	3,169
TherapeuticsMD, Inc.*	490	3,092
MiMedx Group, Inc.*	503	3,083
AVANIR Pharmaceuticals, Inc. — Class A*	828	3,039
Vanda Pharmaceuticals, Inc.*	185	3,006
Anacor Pharmaceuticals, Inc.*	146	2,921
Affymetrix, Inc.*	407	2,902
HealthStream, Inc.*	108	2,884
Anika Therapeutics, Inc.*	70	2,877
Rockwell Medical, Inc.*	226	2,861
Spectrum Pharmaceuticals, Inc.*	360	2,822
Hi-Tech Pharmacal Company, Inc.*	65	2,816
Merrimack Pharmaceuticals, Inc.*	549	2,767
KYTHERA Biopharmaceuticals, Inc.*	68	2,704
Genomic Health, Inc.*	102	2,687
Dendreon Corp.*	886	2,649
NewLink Genetics Corp.*	92	2,613
Amedisys, Inc.*	173	2,576
OraSure Technologies, Inc.*	320	2,550
Dynavax Technologies Corp.*	1,396	2,513
Albany Molecular Research, Inc.*	135	2,510
Synergy Pharmaceuticals, Inc.*	463	2,459
Landauer, Inc.	54	2,448
Sagent Pharmaceuticals, Inc.*	103	2,407
Cell Therapeutics, Inc.*	698	2,373
Repligen Corp.*	182	2,341
Vascular Solutions, Inc.*	89	2,331
Chelsea Therapeutics International Ltd.*	422	2,329
AMAG Pharmaceuticals, Inc.*	120	2,322
TESARO, Inc.*	78	2,299
BioScrip, Inc.*	329	2,296
Repros Therapeutics, Inc.*	129	2,288
Triple-S Management Corp. — Class B*	140	2,260
AngioDynamics, Inc.*	142	2,237
XOMA Corp.*	428	2,230
Lexicon Pharmaceuticals, Inc.*	1,288	2,228
Unilife Corp.*	547	2,226
Antares Pharma, Inc.*	634	2,219
AtriCure, Inc.*	116	2,182
Insys Therapeutics, Inc.*	53	2,175
Symmetry Medical, Inc.*	212	2,133
Zeltiq Aesthetics, Inc.*	106	2,079
US Physical Therapy, Inc.	60	2,074
Omeros Corp.*	170	2,052
GenMark Diagnostics, Inc.*	205	2,038
ZIOPHARM Oncology, Inc.*	430	1,969
Cerus Corp.*	405	1,944
Rigel Pharmaceuticals, Inc.*	494	1,917
Vocera Communications, Inc.*	116	1,894
Intrexon Corp.*	70	1,840
SurModics, Inc.*	81	1,831
Achillion Pharmaceuticals, Inc.*	549	1,806
Immunomedics, Inc.*	427	1,798
Peregrine Pharmaceuticals, Inc.*	900	1,710
Agios Pharmaceuticals, Inc.*	43	1,683
Providence Service Corp.*	58	1,640
AcelRx Pharmaceuticals, Inc.*	135	1,621
CryoLife, Inc.	162	1,614
Gentiva Health Services, Inc.*	176	1,605
Sequenom, Inc.*	653	1,600
Portola Pharmaceuticals, Inc.*	60	1,554
LHC Group, Inc.*	70	1,544

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Health Care - 5.8% (continued)
Geron Corp.*	741	$1,541
XenoPort, Inc.*	292	1,510
Zogenix, Inc.*	528	1,502
Universal American Corp.	209	1,478
Receptos, Inc.*	35	1,468
BioDelivery Sciences International, Inc.*	171	1,443
Galena Biopharma, Inc.*	572	1,430
Cytokinetics, Inc.*	150	1,425
Pacific Biosciences of California, Inc.*	264	1,412
SciClone Pharmaceuticals, Inc.*	302	1,374
Curis, Inc.*	480	1,354
Accelerate Diagnostics, Inc.*	62	1,352
Progenics Pharmaceuticals, Inc.*	329	1,346
Corcept Therapeutics, Inc.*	305	1,330
Derma Sciences, Inc.*	104	1,319
PTC Therapeutics, Inc.*	50	1,307
RTI Surgical, Inc.*	316	1,289
Chindex International, Inc.*	67	1,278
Cempra, Inc.*	110	1,271
Osiris Therapeutics, Inc.*	96	1,260
Navidea Biopharmaceuticals, Inc.*	680	1,258
Threshold Pharmaceuticals, Inc.*	261	1,242
Chimerix, Inc.*	54	1,233
Sunesis Pharmaceuticals, Inc.*	185	1,223
Cross Country Healthcare, Inc.*	151	1,219
Exactech, Inc.*	54	1,218
Pozen, Inc.	152	1,216
PhotoMedex, Inc.*	76	1,203
Five Star Quality Care, Inc.*	247	1,200
TearLab Corp.*	175	1,183
Ampio Pharmaceuticals, Inc.*	185	1,175
Synta Pharmaceuticals Corp.*	270	1,164
Hyperion Therapeutics, Inc.*	43	1,109
Stemline Therapeutics, Inc.*	54	1,099
Utah Medical Products, Inc.	19	1,099
Verastem, Inc.*	94	1,014
Alliance HealthCare Services, Inc.*	30	1,006
Enanta Pharmaceuticals, Inc.*	25	1,000
Durata Therapeutics, Inc.*,††	74	996
Almost Family, Inc.*	43	993
Bluebird Bio, Inc.*	43	978
Cytori Therapeutics, Inc.*	362	977
OncoGenex Pharmaceutical, Inc.*	82	964
Epizyme, Inc.*	42	956
Merge Healthcare, Inc.*	369	900
Addus HomeCare Corp.*	38	876
Cutera, Inc.*	78	873
National Research Corp. — Class A*	52	863
ChemoCentryx, Inc.*	129	855
OncoMed Pharmaceuticals, Inc.*	25	841
Aratana Therapeutics, Inc.*	44	817
Tetraphase Pharmaceuticals, Inc.*	74	806
Alimera Sciences, Inc.*	100	789
Supernus Pharmaceuticals, Inc.*	86	769
Targacept, Inc.*	156	741
Arqule, Inc.*	334	685
Nanosphere, Inc.*	315	677
MEI Pharma, Inc.*	60	668
SIGA Technologies, Inc.*	215	667
BioTime, Inc.*	199	655
Fibrocell Science, Inc.*	125	654
Harvard Bioscience, Inc.*	135	640
NeoGenomics, Inc.*	184	638
TG Therapeutics, Inc.*	85	587
Skilled Healthcare Group, Inc. — Class A*	109	574
Medical Action Industries, Inc.*	80	558
Vical, Inc.*	429	553
Alphatec Holdings, Inc.*	361	542
Pernix Therapeutics Holdings*	101	540
Sucampo Pharmaceuticals, Inc. — Class A*	72	515
Regulus Therapeutics, Inc.*	53	478
Biolase, Inc.*	193	465
AVEO Pharmaceuticals, Inc.*	290	434
OvaScience, Inc.*	44	393
Amicus Therapeutics, Inc.*	173	358
Harvard Apparatus Regenerative Technology, Inc.*	36	327
Ophthotech Corp.*	9	322
Esperion Therapeutics, Inc.*	21	318
Coronado Biosciences, Inc.*	159	315
Surgical Care Affiliates, Inc.*	10	308
Cellular Dynamics International, Inc.*	20	299
Conatus Pharmaceuticals, Inc.*	35	285
Onconova Therapeutics, Inc.*	40	254
Acceleron Pharma, Inc.*	7	242
GTx, Inc.*	146	223
Enzon Pharmaceuticals, Inc.	209	215
Foundation Medicine, Inc.*	6	194
Aerie Pharmaceuticals, Inc.*	9	191
Karyopharm Therapeutics, Inc.*	6	185
Relypsa, Inc.*	6	179
Tandem Diabetes Care, Inc.*	8	177
KaloBios Pharmaceuticals, Inc.*	64	173
LDR Holding Corp.*	4	137
USMD Holdings, Inc.*	10	128
Oxford Immunotec Global plc*	6	120
MacroGenics, Inc.*	4	111
Veracyte, Inc.*	6	103
ContraVir Pharmaceuticals, Inc.*	44	99
Five Prime Therapeutics, Inc.*	4	79
BIND Therapeutics, Inc.*	4	48
Total Health Care		1,249,427
Consumer Discretionary - 5.7%
Kate Spade & Co.*	667	24,738
Brunswick Corp.	511	23,143
Tenneco, Inc.*	337	19,570
Dana Holding Corp.	831	19,337
Live Nation Entertainment, Inc.*	794	17,269

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Consumer Discretionary - 5.7% (continued)
Sotheby's	379	$16,505
Wolverine World Wide, Inc.	571	16,302
Pool Corp.	257	15,759
Buffalo Wild Wings, Inc.*	105	15,634
Lumber Liquidators Holdings, Inc.*	162	15,195
Jack in the Box, Inc.*	257	15,148
Vail Resorts, Inc.	209	14,568
Cheesecake Factory, Inc.	305	14,527
Men's Wearhouse, Inc.	269	13,175
Helen of Troy Ltd.*	181	12,531
Steven Madden Ltd.*	348	12,521
New York Times Co. — Class A	730	12,497
Grand Canyon Education, Inc.*	264	12,328
Cracker Barrel Old Country Store, Inc.	123	11,961
HSN, Inc.	196	11,707
Life Time Fitness, Inc.*	240	11,544
Outerwall, Inc.*	158	11,455
Iconix Brand Group, Inc.*	287	11,270
Office Depot, Inc.*	2,724	11,249
ANN, Inc.*	270	11,200
Ryland Group, Inc.	262	10,462
Sinclair Broadcast Group, Inc. — Class A	384	10,404
Pier 1 Imports, Inc.	540	10,195
Hillenbrand, Inc.	315	10,184
Penske Automotive Group, Inc.	236	10,091
Monro Muffler Brake, Inc.	176	10,011
Papa John's International, Inc.	190	9,901
Asbury Automotive Group, Inc.*	178	9,845
Jos. A. Bank Clothiers, Inc.*	152	9,774
Genesco, Inc.*	127	9,470
Texas Roadhouse, Inc. — Class A	356	9,284
Shutterfly, Inc.*	212	9,048
Meredith Corp.	193	8,961
Marriott Vacations Worldwide Corp.*	158	8,833
Cooper Tire & Rubber Co.	356	8,651
Lithia Motors, Inc. — Class A	129	8,573
Bob Evans Farms, Inc.	171	8,555
Meritage Homes Corp.*	203	8,502
Dorman Products, Inc.*	143	8,446
Group 1 Automotive, Inc.	127	8,339
Vitamin Shoppe, Inc.*	172	8,173
Hibbett Sports, Inc.*	154	8,144
Rent-A-Center, Inc. — Class A	303	8,061
Pinnacle Entertainment, Inc.*	340	8,057
KB Home	474	8,053
Five Below, Inc.*	188	7,986
La-Z-Boy, Inc.	292	7,913
Finish Line, Inc. — Class A	289	7,829
Orient-Express Hotels Ltd. — Class A*	543	7,825
Crocs, Inc.*	501	7,816
Bloomin' Brands, Inc.*	320	7,712
Skechers U.S.A., Inc. — Class A*	211	7,710
Express, Inc.*	483	7,670
Sonic Corp.*	325	7,407
American Axle & Manufacturing Holdings, Inc.*	385	7,130
Standard Pacific Corp.*	846	7,030
DineEquity, Inc.	90	7,026
Buckle, Inc.	152	6,962
Drew Industries, Inc.	128	6,938
Churchill Downs, Inc.	75	6,848
Restoration Hardware Holdings, Inc.*	92	6,770
iRobot Corp.*	164	6,732
Children's Place Retail Stores, Inc.	135	6,724
Jones Group, Inc.	444	6,647
Brown Shoe Company, Inc.	250	6,635
Sturm Ruger & Company, Inc.	110	6,578
Krispy Kreme Doughnuts, Inc.*	371	6,578
Matthews International Corp. — Class A	159	6,489
Gentherm, Inc.*	186	6,458
G-III Apparel Group Ltd.*	90	6,442
Nexstar Broadcasting Group, Inc. — Class A	170	6,378
Columbia Sportswear Co.	77	6,364
Oxford Industries, Inc.	79	6,178
Tumi Holdings, Inc.*	271	6,133
Ascent Capital Group, Inc. — Class A*	81	6,119
Interval Leisure Group, Inc.	234	6,117
LifeLock, Inc.*	355	6,074
MDC Holdings, Inc.	213	6,024
Select Comfort Corp.*	321	5,804
Popeyes Louisiana Kitchen, Inc.*	141	5,730
Quiksilver, Inc.*	757	5,685
Fiesta Restaurant Group, Inc.*	122	5,562
Scholastic Corp.	158	5,448
Red Robin Gourmet Burgers, Inc.*	75	5,376
Loral Space & Communications, Inc.*	76	5,375
Biglari Holdings, Inc.*	11	5,362
Boyd Gaming Corp.*	399	5,267
International Speedway Corp. — Class A	151	5,132
Conn's, Inc.*	132	5,128
Barnes & Noble, Inc.*	234	4,891
National CineMedia, Inc.	326	4,890
MDC Partners, Inc. — Class A	211	4,815
Multimedia Games Holding Company, Inc.*	165	4,792
Sonic Automotive, Inc. — Class A	213	4,788
World Wrestling Entertainment, Inc. — Class A	164	4,736
Smith & Wesson Holding Corp.*,1	322	4,708
Core-Mark Holding Company, Inc.	63	4,573
BJ's Restaurants, Inc.*	138	4,514
Stage Stores, Inc.	184	4,499
Francesca's Holdings Corp.*	246	4,462
Cato Corp. — Class A	163	4,408
Movado Group, Inc.	96	4,373
Caesars Entertainment Corp.*	226	4,296
Callaway Golf Co.	414	4,231

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Consumer Discretionary - 5.7% (continued)
Winnebago Industries, Inc.*	153	$4,191
Standard Motor Products, Inc.	115	4,114
Carmike Cinemas, Inc.*	132	3,942
Modine Manufacturing Co.*	267	3,912
Chuy's Holdings, Inc.*	90	3,883
Arctic Cat, Inc.	81	3,871
Zale Corp.*	185	3,868
Pep Boys-Manny Moe & Jack*	304	3,867
Steiner Leisure Ltd.*	82	3,793
Fred's, Inc. — Class A	209	3,764
Scientific Games Corp. — Class A*	271	3,721
Regis Corp.	269	3,685
Haverty Furniture Companies, Inc.	124	3,683
Capella Education Co.	58	3,663
ITT Educational Services, Inc.*	120	3,442
Cumulus Media, Inc. — Class A*	496	3,427
Denny's Corp.*	530	3,408
K12, Inc.*	150	3,398
Tuesday Morning Corp.*	240	3,396
Rentrak Corp.*	56	3,376
Mattress Firm Holding Corp.*	70	3,348
Ethan Allen Interiors, Inc.	130	3,309
Vera Bradley, Inc.*	120	3,239
FTD Companies, Inc.*	101	3,213
American Public Education, Inc.*	91	3,192
Hovnanian Enterprises, Inc. — Class A*	651	3,079
Universal Electronics, Inc.*	80	3,071
M/I Homes, Inc.*	134	3,004
Libbey, Inc.*	115	2,990
Cavco Industries, Inc.*	38	2,981
EW Scripps Co. — Class A*	166	2,942
Beazer Homes USA, Inc.*	146	2,932
Gray Television, Inc.*	280	2,904
Zumiez, Inc.*	116	2,812
Superior Industries International, Inc.	134	2,746
LeapFrog Enterprises, Inc. — Class A*	361	2,708
Strayer Education, Inc.*	58	2,693
Ruth's Hospitality Group, Inc.	211	2,551
Bright Horizons Family Solutions, Inc.*	65	2,542
Career Education Corp.*	319	2,380
Blue Nile, Inc.*	67	2,332
NutriSystem, Inc.	153	2,306
William Lyon Homes — Class A*	83	2,292
Aeropostale, Inc.*	446	2,239
McClatchy Co. — Class A*	346	2,221
Journal Communications, Inc. — Class A*	247	2,188
Harte-Hanks, Inc.	246	2,175
Federal-Mogul Corp.*	113	2,114
Entravision Communications Corp. — Class A	314	2,104
Media General, Inc. — Class A*	114	2,094
Stein Mart, Inc.	149	2,087
Destination Maternity Corp.	74	2,028
Bridgepoint Education, Inc.*	132	1,965
MarineMax, Inc.*	129	1,960
Del Frisco's Restaurant Group, Inc.*	70	1,953
Ruby Tuesday, Inc.*	348	1,952
Unifi, Inc.*	82	1,892
Shoe Carnival, Inc.	82	1,889
Stoneridge, Inc.*	161	1,808
America's Car-Mart, Inc.*	48	1,763
Marcus Corp.	104	1,737
NACCO Industries, Inc. — Class A	32	1,735
Remy International, Inc.	73	1,724
Nautilus, Inc.*	179	1,724
Carriage Services, Inc. — Class A	93	1,696
Diamond Resorts International, Inc.*	97	1,644
Black Diamond, Inc.*	133	1,627
RetailMeNot, Inc.*	50	1,600
Tile Shop Holdings, Inc.*	100	1,545
Saga Communications, Inc. — Class A	31	1,540
Universal Technical Institute, Inc.	116	1,502
PetMed Express, Inc.	112	1,502
Big 5 Sporting Goods Corp.	93	1,493
Citi Trends, Inc.*	91	1,482
Noodles & Co.*	37	1,460
TRI Pointe Homes, Inc.*	88	1,428
Bravo Brio Restaurant Group, Inc.*	100	1,411
Christopher & Banks Corp.*	213	1,408
Daily Journal Corp.*	8	1,384
VOXX International Corp. — Class A*	101	1,382
Sizmek, Inc.*	129	1,371
Kirkland's, Inc.*	73	1,350
Destination XL Group, Inc.*	233	1,314
Central European Media Enterprises Ltd. — Class A*	433	1,273
Entercom Communications Corp. — Class A*	126	1,269
RadioShack Corp.*,1	570	1,208
Morgans Hotel Group Co.*	149	1,198
AH Belo Corp. — Class A	103	1,193
Sears Hometown and Outlet Stores, Inc.*	50	1,183
Overstock.com, Inc.*	60	1,182
Town Sports International Holdings, Inc.	137	1,163
bebe stores, Inc.	190	1,163
CSS Industries, Inc.	42	1,134
West Marine, Inc.*	99	1,126
Orbitz Worldwide, Inc.*	142	1,113
Weyco Group, Inc.	41	1,108
Speedway Motorsports, Inc.	58	1,086
Fox Factory Holding Corp.*	57	1,077
ValueVision Media, Inc. — Class A*	220	1,069
RG Barry Corp.	56	1,057
Jamba, Inc.*	87	1,044
Skullcandy, Inc.*	110	1,010

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Consumer Discretionary - 5.7% (continued)
Tower International, Inc.*	37	$1,007
Perry Ellis International, Inc.*	71	976
Carrols Restaurant Group, Inc.*	133	954
Bassett Furniture Industries, Inc.	64	950
Spartan Motors, Inc.	181	930
Hooker Furniture Corp.	59	924
Global Sources Ltd.*	103	923
Isle of Capri Casinos, Inc.*	119	913
Monarch Casino & Resort, Inc.*	49	908
Lifetime Brands, Inc.	50	893
Bon-Ton Stores, Inc.	81	889
Speed Commerce, Inc.*	244	888
Vitacost.com, Inc.*	124	879
Flexsteel Industries, Inc.	23	865
Fuel Systems Solutions, Inc.*	79	850
Systemax, Inc.*	57	850
WCI Communities, Inc.*	43	850
Johnson Outdoors, Inc. — Class A	32	813
Dex Media, Inc.*	88	810
Reading International, Inc. — Class A*	108	792
ZAGG, Inc.*	171	790
Pacific Sunwear of California, Inc.*	264	784
1-800-Flowers.com, Inc. — Class A*	137	771
Culp, Inc.	39	770
JAKKS Pacific, Inc.	106	765
Winmark Corp.	10	757
Crown Media Holdings, Inc. — Class A*	189	726
New York & Company, Inc.*	164	720
Luby's, Inc.*	116	715
Hemisphere Media Group, Inc.*	55	692
hhgregg, Inc.*	71	682
Education Management Corp.*	138	672
Wet Seal, Inc. — Class A*	508	671
Corinthian Colleges, Inc.*	453	625
Martha Stewart Living Omnimedia, Inc. — Class A*	136	616
ReachLocal, Inc.*	62	611
Einstein Noah Restaurant Group, Inc.	37	609
Tilly's, Inc. — Class A*	52	608
UCP, Inc. — Class A*	40	602
Salem Communications Corp. — Class A	56	559
Blyth, Inc.	52	558
JTH Holding, Inc. — Class A*	20	555
Nathan's Famous, Inc.*	11	539
Shiloh Industries, Inc.*	29	514
Lincoln Educational Services Corp.	131	494
Ignite Restaurant Group, Inc.*	34	478
Marine Products Corp.	63	474
Burlington Stores, Inc.*	15	443
Container Store Group, Inc.*	13	441
Houghton Mifflin Harcourt Co.*	20	407
ClubCorp Holdings, Inc.	18	340
Diversified Restaurant Holdings, Inc.*	56	280
Gordmans Stores, Inc.	51	278
Beasley Broadcasting Group, Inc. — Class A	30	273
Vince Holding Corp.*	10	264
EveryWare Global, Inc.*	56	255
Trans World Entertainment Corp.	56	203
American Apparel, Inc.*,1	330	165
Potbelly Corp.*	9	161
SFX Entertainment, Inc.*	20	141
LGI Homes, Inc.*	8	138
Body Central Corp.*	96	103
Total Consumer Discretionary		1,225,467
Energy - 2.4%
Targa Resources Corp.	184	18,265
Kodiak Oil & Gas Corp.*	1,502	18,234
Bristow Group, Inc.	211	15,936
Rosetta Resources, Inc.*	339	15,791
SemGroup Corp. — Class A	236	15,500
CARBO Ceramics, Inc.	109	15,041
Exterran Holdings, Inc.	333	14,612
Helix Energy Solutions Group, Inc.*	599	13,765
Carrizo Oil & Gas, Inc.*	251	13,418
PDC Energy, Inc.*	198	12,327
Energy XXI Bermuda Ltd.	501	11,809
Stone Energy Corp.*	280	11,752
Western Refining, Inc.	303	11,695
Scorpio Tankers, Inc.	1,051	10,478
SEACOR Holdings, Inc.*	112	9,679
Magnum Hunter Resources Corp.*	977	8,305
Key Energy Services, Inc.*	868	8,020
Matador Resources Co.*	327	8,008
Diamondback Energy, Inc.*	118	7,943
Cloud Peak Energy, Inc.*	352	7,441
C&J Energy Services, Inc.*	252	7,348
Bonanza Creek Energy, Inc.*	160	7,104
Bill Barrett Corp.*	274	7,014
Gulfmark Offshore, Inc. — Class A	151	6,786
Forum Energy Technologies, Inc.*	219	6,785
EPL Oil & Gas, Inc.*	167	6,446
Sanchez Energy Corp.*	217	6,430
Delek US Holdings, Inc.	215	6,244
Comstock Resources, Inc.	266	6,078
TETRA Technologies, Inc.*	451	5,773
Arch Coal, Inc.	1,197	5,770
Ship Finance International Ltd.	319	5,732
Halcon Resources Corp.*	1,309	5,668
Newpark Resources, Inc.*	485	5,553
Penn Virginia Corp.*	310	5,422
Alpha Natural Resources, Inc.*	1,250	5,313
Northern Oil and Gas, Inc.*	363	5,307
Matrix Service Co.*	155	5,236
EXCO Resources, Inc.	904	5,062
Geospace Technologies Corp.*	74	4,897
Rex Energy Corp.*	257	4,808
Parker Drilling Co.*	672	4,764
Pioneer Energy Services Corp.*	364	4,714

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Energy - 2.4% (continued)
Basic Energy Services, Inc.*	169	$4,632
Green Plains Renewable Energy, Inc.	147	4,404
Contango Oil & Gas Co.*	92	4,392
Clayton Williams Energy, Inc.*	38	4,294
Hercules Offshore, Inc.*	898	4,122
Approach Resources, Inc.*	197	4,119
Nordic American Tankers Ltd.	407	4,005
Athlon Energy, Inc.*	107	3,793
GasLog Ltd.	162	3,773
Clean Energy Fuels Corp.*	386	3,451
RigNet, Inc.*	63	3,391
W&T Offshore, Inc.	188	3,254
Solazyme, Inc.*	278	3,228
ION Geophysical Corp.*	760	3,200
PHI, Inc.*	72	3,185
Triangle Petroleum Corp.*	386	3,181
Era Group, Inc.*	108	3,165
Tesco Corp.*	169	3,127
Synergy Resources Corp.*	282	3,032
VAALCO Energy, Inc.*	335	2,864
Goodrich Petroleum Corp.*	178	2,816
Willbros Group, Inc.*	223	2,814
Resolute Energy Corp.*	388	2,794
Swift Energy Co.*	246	2,647
Rentech, Inc.*	1,282	2,436
Knightsbridge Tankers Ltd.	171	2,317
REX American Resources Corp.*	38	2,168
Emerald Oil, Inc.*	322	2,164
BPZ Resources, Inc.*	673	2,140
Natural Gas Services Group, Inc.*	71	2,140
Westmoreland Coal Co.*	71	2,114
Warren Resources, Inc.*	410	1,968
Vantage Drilling Co.*	1,136	1,943
Alon USA Energy, Inc.	129	1,927
Gulf Island Fabrication, Inc.	88	1,902
Callon Petroleum Co.*	225	1,883
Abraxas Petroleum Corp.*	465	1,841
PetroQuest Energy, Inc.*	323	1,841
Quicksilver Resources, Inc.*,1	699	1,838
Gastar Exploration, Inc.*	314	1,718
Nuverra Environmental Solutions, Inc.*	84	1,704
Renewable Energy Group, Inc.*	123	1,474
Panhandle Oil and Gas, Inc. — Class A	33	1,439
Forest Oil Corp.*	682	1,303
Evolution Petroleum Corp.	100	1,273
Teekay Tankers Ltd. — Class A	347	1,228
Dawson Geophysical Co.	42	1,176
Frontline Ltd.*	291	1,144
Ur-Energy, Inc.*	680	1,054
Midstates Petroleum Company, Inc.*	189	1,013
FX Energy, Inc.*	300	1,002
Miller Energy Resources, Inc.*	169	994
Jones Energy, Inc. — Class A*	64	969
Mitcham Industries, Inc.*	69	962
Equal Energy Ltd.	205	939
Cal Dive International, Inc.*	552	938
Endeavour International Corp.*	266	865
Bolt Technology Corp.	42	830
Adams Resources & Energy, Inc.	14	811
Apco Oil and Gas International, Inc.*	52	751
Uranium Energy Corp.*	481	635
Amyris, Inc.*	156	582
TGC Industries, Inc.*	93	553
Isramco, Inc.*	4	530
Hallador Energy Co.	42	359
L&L Energy, Inc.*,††	158	265
ZaZa Energy Corp.*	211	159
KiOR, Inc. — Class A*	246	141
Total Energy		523,389
Materials - 2.1%
PolyOne Corp.	570	20,896
Axiall Corp.	401	18,012
Sensient Technologies Corp.	281	15,851
HB Fuller Co.	294	14,194
Chemtura Corp.*	557	14,087
Louisiana-Pacific Corp.*	790	13,327
KapStone Paper and Packaging Corp.*	455	13,122
Minerals Technologies, Inc.	197	12,718
Commercial Metals Co.	658	12,423
Olin Corp.	448	12,370
Worthington Industries, Inc.	301	11,513
Graphic Packaging Holding Co.*	1,116	11,339
Texas Industries, Inc.*	112	10,037
Stillwater Mining Co.*	672	9,952
SunCoke Energy, Inc.*	406	9,273
Balchem Corp.	167	8,704
Resolute Forest Products, Inc.*	390	7,835
Flotek Industries, Inc.*	276	7,687
Clearwater Paper Corp.*	121	7,583
Schweitzer-Mauduit International, Inc.	177	7,538
Globe Specialty Metals, Inc.	361	7,516
AMCOL International Corp.	162	7,416
Berry Plastics Group, Inc.*	320	7,408
Kaiser Aluminum Corp.	102	7,285
Innophos Holdings, Inc.	122	6,917
Stepan Co.	106	6,843
Calgon Carbon Corp.*	307	6,702
PH Glatfelter Co.	242	6,587
Quaker Chemical Corp.	77	6,070
Innospec, Inc.	132	5,970
A. Schulman, Inc.	164	5,947
OM Group, Inc.	177	5,880
Hecla Mining Co.	1,888	5,796
Ferro Corp.*	414	5,655
AK Steel Holding Corp.*	783	5,653
Headwaters, Inc.*	410	5,416
Coeur Mining, Inc.*	569	5,286
RTI International Metals, Inc.*	185	5,139
Intrepid Potash, Inc.*	310	4,793

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Materials - 2.1% (continued)
Kraton Performance Polymers, Inc.*	182	$4,757
Neenah Paper, Inc.	91	4,707
Koppers Holdings, Inc.	113	4,659
US Silica Holdings, Inc.	121	4,619
Horsehead Holding Corp.*	268	4,508
Schnitzer Steel Industries, Inc. — Class A	152	4,385
Deltic Timber Corp.	62	4,044
LSB Industries, Inc.*	108	4,041
Molycorp, Inc.*,1	845	3,963
Materion Corp.	116	3,936
Century Aluminum Co.*	294	3,884
Haynes International, Inc.	69	3,726
Wausau Paper Corp.	283	3,603
American Vanguard Corp.	163	3,529
Tredegar Corp.	147	3,382
Myers Industries, Inc.	169	3,366
OMNOVA Solutions, Inc.*	272	2,823
Walter Energy, Inc.	355	2,684
Advanced Emissions Solutions, Inc.*	106	2,601
FutureFuel Corp.	126	2,558
Allied Nevada Gold Corp.*	585	2,521
Zep, Inc.	125	2,213
Boise Cascade Co.*	70	2,005
US Concrete, Inc.*	85	1,998
Taminco Corp.*	90	1,891
Olympic Steel, Inc.	64	1,837
Hawkins, Inc.	47	1,727
Landec Corp.*	154	1,719
AM Castle & Co.*	98	1,440
Universal Stainless & Alloy Products, Inc.*	41	1,385
Chase Corp.	39	1,230
Arabian American Development Co.*	110	1,194
United States Lime & Minerals, Inc.	17	957
Paramount Gold and Silver Corp.*	777	956
Gold Resource Corp.	192	918
Noranda Aluminum Holding Corp.	192	789
KMG Chemicals, Inc.	48	753
Penford Corp.*	50	718
UFP Technologies, Inc.*	29	706
AEP Industries, Inc.*	19	705
Midway Gold Corp.*	630	662
Handy & Harman Ltd.*	28	616
Marrone Bio Innovations, Inc.*	30	419
General Moly, Inc.*	327	324
GSE Holding, Inc.*	51	15
Total Materials		462,213
Consumer Staples - 1.6%
Rite Aid Corp.*	4,141	25,964
United Natural Foods, Inc.*	275	19,502
Hain Celestial Group, Inc.*	213	19,482
Darling International, Inc.*	847	16,957
TreeHouse Foods, Inc.*	213	15,334
Casey's General Stores, Inc.	216	14,600
PriceSmart, Inc.	102	10,295
Sanderson Farms, Inc.	131	10,282
Boston Beer Company, Inc. — Class A*	42	10,279
Post Holdings, Inc.*	182	10,032
Lancaster Colony Corp.	97	9,644
Spectrum Brands Holdings, Inc.	120	9,564
B&G Foods, Inc. — Class A	301	9,063
Andersons, Inc.	150	8,886
J&J Snack Foods Corp.	82	7,870
SUPERVALU, Inc.*	1,146	7,839
Vector Group Ltd.	359	7,733
Snyder's-Lance, Inc.	262	7,386
Universal Corp.	131	7,322
Pilgrim's Pride Corp.*	338	7,071
Susser Holdings Corp.*	108	6,747
WD-40 Co.	83	6,438
Fresh Del Monte Produce, Inc.	212	5,845
Boulder Brands, Inc.*	329	5,797
Cal-Maine Foods, Inc.	89	5,587
Spartan Stores, Inc.	208	4,828
Diamond Foods, Inc.*	130	4,541
Elizabeth Arden, Inc.*	135	3,984
Tootsie Roll Industries, Inc.	124	3,701
Inter Parfums, Inc.	90	3,259
Chiquita Brands International, Inc.*	252	3,137
Coca-Cola Bottling Company Consolidated	36	3,059
Weis Markets, Inc.	61	3,004
Annie's, Inc.*	74	2,974
Calavo Growers, Inc.	72	2,562
Medifast, Inc.*	80	2,327
Harbinger Group, Inc.*	186	2,275
USANA Health Sciences, Inc.*	30	2,260
Pantry, Inc.*	140	2,148
Natural Grocers by Vitamin Cottage, Inc.*	46	2,008
Chefs' Warehouse, Inc.*	92	1,969
Central Garden and Pet Co. — Class A*	233	1,927
Ingles Markets, Inc. — Class A	71	1,691
Revlon, Inc. — Class A*	64	1,635
Alliance One International, Inc.*	488	1,425
Omega Protein Corp.*	116	1,400
Seneca Foods Corp. — Class A*	39	1,228
Orchids Paper Products Co.	39	1,193
Limoneira Co.	51	1,157
Nutraceutical International Corp.*	44	1,144
National Beverage Corp.*	58	1,132
Inventure Foods, Inc.*	77	1,076
Oil-Dri Corporation of America	31	1,071
Village Super Market, Inc. — Class A	40	1,056
John B Sanfilippo & Son, Inc.	43	990
Roundy's, Inc.	139	956
Craft Brew Alliance, Inc.*	61	931
Female Health Co.	120	931
Nature's Sunshine Products, Inc.	65	896

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 43.2% (continued)
Consumer Staples - 1.6% (continued)
Lifevantage Corp.*	579	$758
Farmer Bros Co.*	38	749
Star Scientific, Inc.*	947	743
Alico, Inc.	19	716
Synutra International, Inc.*	99	662
Fairway Group Holdings Corp.*	86	657
Griffin Land & Nurseries, Inc.	17	514
Lifeway Foods, Inc.	30	441
Total Consumer Staples		340,634
Utilities - 1.4%
Cleco Corp.	343	17,350
IDACORP, Inc.	283	15,698
Piedmont Natural Gas Company, Inc.	431	15,254
Black Hills Corp.	257	14,816
UNS Energy Corp.	236	14,167
Dynegy, Inc.*	564	14,066
Portland General Electric Co.	432	13,971
Southwest Gas Corp.	253	13,523
PNM Resources, Inc.	448	12,109
WGL Holdings, Inc.	295	11,818
ALLETE, Inc.	225	11,795
UIL Holdings Corp.	320	11,779
New Jersey Resources Corp.	234	11,653
Avista Corp.	339	10,390
South Jersey Industries, Inc.	182	10,208
NorthWestern Corp.	207	9,818
Laclede Group, Inc.	188	8,864
El Paso Electric Co.	234	8,361
MGE Energy, Inc.	196	7,689
American States Water Co.	220	7,103
Northwest Natural Gas Co.	152	6,690
California Water Service Group	276	6,607
Otter Tail Corp.	213	6,558
Empire District Electric Co.	246	5,983
NRG Yield, Inc. — Class A	125	4,941
Chesapeake Utilities Corp.	58	3,663
Ormat Technologies, Inc.	96	2,881
Unitil Corp.	85	2,791
SJW Corp.	92	2,720
Atlantic Power Corp.	682	1,978
Middlesex Water Co.	90	1,964
Connecticut Water Service, Inc.	56	1,914
York Water Co.	70	1,428
Consolidated Water Company Ltd.	77	1,015
Artesian Resources Corp. — Class A	38	853
Delta Natural Gas Company, Inc.	40	829
Genie Energy Ltd. — Class B*	68	678
Pure Cycle Corp.*	100	605
Pattern Energy Group, Inc.	18	488
Total Utilities		295,018
Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	272	9,664
8x8, Inc.*	470	5,081
Shenandoah Telecommunications Co.	140	4,520
Consolidated Communications Holdings, Inc.	221	4,421
Cincinnati Bell, Inc.*	1,187	4,107
Vonage Holdings Corp.*	885	3,779
Premiere Global Services, Inc.*	279	3,365
Atlantic Tele-Network, Inc.	50	3,296
inContact, Inc.*	302	2,899
Inteliquent, Inc.	189	2,746
Iridium Communications, Inc.*	359	2,696
magicJack VocalTec Ltd.*	101	2,144
USA Mobility, Inc.	111	2,017
General Communication, Inc. — Class A*	173	1,974
FairPoint Communications, Inc.*	123	1,673
Hawaiian Telcom Holdco, Inc.*	55	1,567
IDT Corp. — Class B	93	1,549
ORBCOMM, Inc.*	218	1,493
NII Holdings, Inc.*	974	1,159
NTELOS Holdings Corp.	85	1,148
Lumos Networks Corp.	78	1,043
Cbeyond, Inc.*	142	1,030
HickoryTech Corp.	78	998
Towerstream Corp.*	376	884
Boingo Wireless, Inc.*	100	678
Straight Path Communications, Inc. — Class B*	41	302
RingCentral, Inc. — Class A*	9	163
Total Telecommunication Services		66,396
Total Common Stocks
(Cost $5,996,694)		9,352,289
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	17	62
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	113	–
Total Warrants
(Cost $95)		62
RIGHTS†† - 0.0%
Leap Wireless International
Expires 03/17/15*	306	772
Cubist Pharmaceuticals, Inc.
Expires 12/31/16*	319	207
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	37	22
Central European Media Enterprises Ltd.
Expires 04/25/14*	6	–
Total Rights
(Cost $884)		1,001

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 32.9%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$2,132,637	$2,132,637
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	1,657,853	1,657,853
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	1,657,853	1,657,853
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	1,657,853	1,657,853
Total Repurchase Agreements
(Cost $7,106,196)		7,106,196
SECURITIES LENDING COLLATERAL††,3 - 0.1%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	6,301	6,301
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	5,622	5,622
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	1,060	1,060
Total Securities Lending Collateral
(Cost $12,983)		12,983
Total Investments - 76.2%
(Cost $13,116,852)		$16,472,531
Other Assets & Liabilities, net - 23.8%		5,130,833
Total Net Assets - 100.0%		$21,603,364

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $6,302,880)	54	$20,016

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††,4
Credit Suisse Capital, LLC April 2014 Russell 2000 Index Swap, Terminating 04/28/14 (Notional Value $6,771,561)	5,773	$86,329
Barclays Bank plc April 2014 Russell 2000 Index Swap, Terminating 04/30/14 (Notional Value $8,418,823)	7,177	79,445
Goldman Sachs International April 2014 Russell 2000 Index Swap, Terminating 04/29/14 (Notional Value $1,581,259)	1,348	27,289
(Total Notional Value $16,771,643)		$193,063

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 - See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral - See Note 4.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0%
Financials - 14.5%
Prosperity Bancshares, Inc.	84	$5,558
NorthStar Realty Finance Corp.	340	5,488
CNO Financial Group, Inc.	301	5,448
Highwoods Properties, Inc.	124	4,763
FirstMerit Corp.	225	4,688
RLJ Lodging Trust	162	4,333
Stifel Financial Corp.*	87	4,329
Hancock Holding Co.	111	4,068
Portfolio Recovery Associates, Inc.*	70	4,050
EPR Properties	75	4,005
First American Financial Corp.	149	3,955
Webster Financial Corp.	125	3,883
Prospect Capital Corp.	358	3,867
LaSalle Hotel Properties	123	3,851
MGIC Investment Corp.*	437	3,724
Primerica, Inc.	75	3,533
Sovran Self Storage, Inc.	47	3,452
Texas Capital Bancshares, Inc.*	53	3,442
BancorpSouth, Inc.	135	3,370
Radian Group, Inc.	216	3,246
Healthcare Realty Trust, Inc.	132	3,187
Geo Group, Inc.	97	3,127
DiamondRock Hospitality Co.	266	3,126
Bank of the Ozarks, Inc.	45	3,063
DCT Industrial Trust, Inc.	386	3,041
CubeSmart	176	3,020
IBERIABANK Corp.	43	3,016
Invesco Mortgage Capital, Inc.	182	2,998
American Realty Capital Properties, Inc.	210	2,943
Sunstone Hotel Investors, Inc.	214	2,938
Glacier Bancorp, Inc.	101	2,936
First Financial Bankshares, Inc.	47	2,904
MarketAxess Holdings, Inc.	48	2,843
Financial Engines, Inc.	55	2,793
Susquehanna Bancshares, Inc.	244	2,779
Pebblebrook Hotel Trust	82	2,769
First Industrial Realty Trust, Inc.	143	2,763
Umpqua Holdings Corp.	146	2,721
PrivateBancorp, Inc. — Class A	88	2,685
FNB Corp.	200	2,680
Cathay General Bancorp	105	2,645
Chambers Street Properties	340	2,641
Capitol Federal Financial, Inc.	210	2,636
Medical Properties Trust, Inc.	204	2,608
RLI Corp.	58	2,565
Lexington Realty Trust	233	2,542
Apollo Investment Corp.	304	2,526
UMB Financial Corp.	39	2,523
Strategic Hotels & Resorts, Inc.*	244	2,486
Cousins Properties, Inc.	216	2,478
Alexander & Baldwin, Inc.	58	2,468
Ryman Hospitality Properties, Inc.	58	2,466
United Bankshares, Inc.	80	2,450
Evercore Partners, Inc. — Class A	43	2,376
Platinum Underwriters Holdings Ltd.	39	2,343
Western Alliance Bancorporation*	95	2,337
Wintrust Financial Corp.	48	2,336
Redwood Trust, Inc.	114	2,312
Sun Communities, Inc.	51	2,299
Janus Capital Group, Inc.	209	2,272
EastGroup Properties, Inc.	35	2,202
Enstar Group Ltd.*	16	2,181
New Residential Investment Corp.	330	2,135
Columbia Banking System, Inc.	74	2,110
Acadia Realty Trust	80	2,110
ARMOUR Residential REIT, Inc.	512	2,109
Potlatch Corp.	54	2,089
PennyMac Mortgage Investment Trust	87	2,079
Trustmark Corp.	82	2,079
American Equity Investment Life Holding Co.	88	2,079
PacWest Bancorp	48	2,064
National Health Investors, Inc.	34	2,056
Equity One, Inc.	92	2,055
EverBank Financial Corp.	104	2,052
DuPont Fabros Technology, Inc.	85	2,046
MB Financial, Inc.	66	2,043
Symetra Financial Corp.	101	2,002
Old National Bancorp	134	1,998
Community Bank System, Inc.	51	1,990
Washington Real Estate Investment Trust	83	1,982
BBCN Bancorp, Inc.	115	1,971
American Capital Mortgage Investment Corp.	105	1,971
Colony Financial, Inc.	89	1,954
Government Properties Income Trust	77	1,940
Home BancShares, Inc.	56	1,928
CVB Financial Corp.	121	1,924
International Bancshares Corp.	76	1,906
Virtus Investment Partners, Inc.*	11	1,905
Hilltop Holdings, Inc.*	79	1,879
Glimcher Realty Trust	186	1,866
PHH Corp.*	72	1,860
Credit Acceptance Corp.*	13	1,848
Argo Group International Holdings Ltd.	40	1,836
Home Loan Servicing Solutions Ltd.	85	1,836
Ambac Financial Group, Inc.*	59	1,831
CYS Investments, Inc.	221	1,825
National Bank Holdings Corp. — Class A	90	1,806
Kennedy-Wilson Holdings, Inc.	80	1,801
WisdomTree Investments, Inc.*	136	1,784
Altisource Residential Corp.	56	1,767
First Financial Holdings, Inc.	28	1,753
Parkway Properties, Inc.	96	1,752
Investors Bancorp, Inc.	62	1,714
Chesapeake Lodging Trust	66	1,698

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Financials - 14.5% (continued)
Pennsylvania Real Estate Investment Trust	93	$1,679
Main Street Capital Corp.	51	1,676
PS Business Parks, Inc.	20	1,672
Sterling Financial Corp.	50	1,667
First Cash Financial Services, Inc.*	33	1,665
First Midwest Bancorp, Inc.	97	1,657
Selective Insurance Group, Inc.	71	1,656
Fifth Street Finance Corp.	175	1,656
Northwest Bancshares, Inc.	113	1,650
Pinnacle Financial Partners, Inc.	44	1,650
Walter Investment Management Corp.*	55	1,641
Montpelier Re Holdings Ltd.	55	1,637
BofI Holding, Inc.*	19	1,629
Cash America International, Inc.	42	1,626
Westamerica Bancorporation	30	1,622
National Penn Bancshares, Inc.	155	1,620
American Assets Trust, Inc.	48	1,620
Hudson Pacific Properties, Inc.	70	1,615
Hersha Hospitality Trust — Class A	274	1,597
Capstead Mortgage Corp.	125	1,583
iStar Financial, Inc.*	107	1,579
Independent Bank Corp.	40	1,575
Astoria Financial Corp.	113	1,562
Greenhill & Company, Inc.	30	1,559
ViewPoint Financial Group, Inc.	54	1,558
Chemical Financial Corp.	48	1,558
First Financial Bancorp	86	1,546
Retail Opportunity Investments Corp.	103	1,539
Horace Mann Educators Corp.	53	1,537
FelCor Lodging Trust, Inc.	169	1,528
Encore Capital Group, Inc.*	33	1,508
Education Realty Trust, Inc.	150	1,481
Provident Financial Services, Inc.	80	1,470
LTC Properties, Inc.	39	1,468
Eagle Bancorp, Inc.*	40	1,444
Alexander's, Inc.	4	1,444
Franklin Street Properties Corp.	114	1,436
Boston Private Financial Holdings, Inc.	106	1,434
Infinity Property & Casualty Corp.	21	1,420
Sabra Health Care REIT, Inc.	49	1,367
Union First Market Bankshares Corp.	53	1,347
HFF, Inc. — Class A	40	1,344
Nelnet, Inc. — Class A	32	1,309
Solar Capital Ltd.	60	1,307
Inland Real Estate Corp.	123	1,298
Sterling Bancorp	101	1,279
STAG Industrial, Inc.	53	1,277
World Acceptance Corp.*	17	1,276
eHealth, Inc.*	25	1,270
Hercules Technology Growth Capital, Inc.	90	1,266
Ramco-Gershenson Properties Trust	77	1,255
AmTrust Financial Services, Inc.	33	1,241
ICG Group, Inc.*	60	1,225
NBT Bancorp, Inc.	50	1,223
Associated Estates Realty Corp.	71	1,203
Lakeland Financial Corp.	29	1,166
Renasant Corp.	40	1,162
Investors Real Estate Trust	129	1,158
BGC Partners, Inc. — Class A	173	1,131
Capital Bank Financial Corp. — Class A*	45	1,130
Tompkins Financial Corp.	23	1,126
United Community Banks, Inc.*	58	1,126
OFG Bancorp	64	1,100
KCG Holdings, Inc. — Class A*	92	1,098
First Commonwealth Financial Corp.	120	1,085
Banco Latinoamericano de Comercio Exterior S.A. — Class E	41	1,083
Community Trust Bancorp, Inc.	26	1,078
Banner Corp.	26	1,071
Summit Hotel Properties, Inc.	115	1,067
Greenlight Capital Re Ltd. — Class A*	32	1,050
Hanmi Financial Corp.	45	1,049
PennantPark Investment Corp.	92	1,017
Oritani Financial Corp.	64	1,012
Piper Jaffray Cos.*	22	1,008
WSFS Financial Corp.	14	1,000
Resource Capital Corp.	179	997
Cohen & Steers, Inc.	25	996
S&T Bancorp, Inc.	42	995
First Potomac Realty Trust	77	995
Investment Technology Group, Inc.*	49	990
BlackRock Kelso Capital Corp.	107	981
Northfield Bancorp, Inc.	76	977
Flushing Financial Corp.	46	969
AMERISAFE, Inc.	22	966
Bancorp, Inc.*	51	959
Ashford Hospitality Trust, Inc.	85	958
Triangle Capital Corp.	37	958
Stewart Information Services Corp.	27	949
Wilshire Bancorp, Inc.	84	932
Anworth Mortgage Asset Corp.	187	928
Brookline Bancorp, Inc.	98	923
RAIT Financial Trust	108	917
Kite Realty Group Trust	150	900
WesBanco, Inc.	28	891
Maiden Holdings Ltd.	71	886
Select Income REIT	29	878
First Merchants Corp.	40	866
GAMCO Investors, Inc. — Class A	11	854
Sandy Spring Bancorp, Inc.	34	849
Park National Corp.	11	846
CoreSite Realty Corp.	27	837
1st Source Corp.	26	834
Apollo Commercial Real Estate Finance, Inc.	50	832
State Bank Financial Corp.	47	831
Dime Community Bancshares, Inc.	48	815

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Financials - 14.5% (continued)
Westwood Holdings Group, Inc.	13	$815
City Holding Co.	18	807
PICO Holdings, Inc.*	31	806
TrustCo Bank Corp. NY	114	803
Berkshire Hills Bancorp, Inc.	31	802
New Mountain Finance Corp.	55	800
Ameris Bancorp*	34	792
SY Bancorp, Inc.	25	791
Forestar Group, Inc.*	44	783
Campus Crest Communities, Inc.	90	781
United Fire Group, Inc.	25	759
Safety Insurance Group, Inc.	14	754
Golub Capital BDC, Inc.	42	749
TICC Capital Corp.	76	743
BancFirst Corp.	13	736
Western Asset Mortgage Capital Corp.	47	735
Employers Holdings, Inc.	36	728
Trico Bancshares	28	726
FXCM, Inc. — Class A	49	724
Southside Bancshares, Inc.	23	722
Bryn Mawr Bank Corp.	25	718
AG Mortgage Investment Trust, Inc.	41	718
Apollo Residential Mortgage, Inc.	44	714
Excel Trust, Inc.	56	710
Simmons First National Corp. — Class A	19	708
First Financial Corp.	21	707
EZCORP, Inc. — Class A*	65	701
Getty Realty Corp.	37	699
Medley Capital Corp.	51	694
FBL Financial Group, Inc. — Class A	16	693
Rockville Financial, Inc.	50	680
German American Bancorp, Inc.	23	664
Saul Centers, Inc.	14	663
TCP Capital Corp.	40	662
Urstadt Biddle Properties, Inc. — Class A	32	661
Diamond Hill Investment Group, Inc.	5	657
THL Credit, Inc.	47	649
Green Dot Corp. — Class A*	33	644
Flagstar Bancorp, Inc.*	29	644
Dynex Capital, Inc.	71	635
Federal Agricultural Mortgage Corp. — Class C	19	632
First Bancorp	33	627
CyrusOne, Inc.	30	625
New York Mortgage Trust, Inc.	80	622
First of Long Island Corp.	15	609
Arlington Asset Investment Corp. — Class A	23	609
Customers Bancorp, Inc.*	29	605
Terreno Realty Corp.	32	605
First Busey Corp.	103	597
MVC Capital, Inc.	44	596
First Interstate Bancsystem, Inc. — Class A	21	593
Cardinal Financial Corp.	33	588
Independent Bank Group, Inc.	10	588
HomeTrust Bancshares, Inc.*	37	584
Cowen Group, Inc. — Class A*	132	582
Winthrop Realty Trust	50	580
Camden National Corp.	14	577
Safeguard Scientifics, Inc.*	26	577
Financial Institutions, Inc.	25	576
Lakeland Bancorp, Inc.	51	574
Great Southern Bancorp, Inc.	19	571
Phoenix Companies, Inc.*	11	569
Chatham Lodging Trust	28	566
Washington Trust Bancorp, Inc.	15	562
Univest Corporation of Pennsylvania	27	554
Navigators Group, Inc.*	9	553
First BanCorp*	100	544
Monmouth Real Estate Investment Corp. — Class A	57	544
TowneBank	35	543
Third Point Reinsurance Ltd.*	34	539
Cedar Realty Trust, Inc.	88	538
First Community Bancshares, Inc.	32	524
CoBiz Financial, Inc.	45	518
Rouse Properties, Inc.	30	517
NewStar Financial, Inc.*	37	513
Tejon Ranch Co.*	15	507
Universal Health Realty Income Trust	12	507
Central Pacific Financial Corp.	25	505
Taylor Capital Group, Inc.*	21	502
Beneficial Mutual Bancorp, Inc.*	38	501
Peoples Bancorp, Inc.	20	495
National Western Life Insurance Co. — Class A	2	489
Aviv REIT, Inc.	20	489
First Defiance Financial Corp.	18	488
Capital Southwest Corp.	14	486
OneBeacon Insurance Group Ltd. — Class A	31	479
United Financial Bancorp, Inc.	26	478
DFC Global Corp.*	54	477
National Bankshares, Inc.	13	475
Citizens, Inc.*	64	474
Suffolk Bancorp*	21	468
Preferred Bank/Los Angeles CA*	18	467
Heartland Financial USA, Inc.	17	459
Bridge Bancorp, Inc.	17	454
Citizens & Northern Corp.	23	453
Pacific Premier Bancorp, Inc.*	28	452
Bank of Marin Bancorp	10	450
Meta Financial Group, Inc.	10	449
Global Indemnity plc — Class A*	17	448
Baldwin & Lyons, Inc. — Class B	17	447
OceanFirst Financial Corp.	25	442
Southwest Bancorp, Inc.	25	442

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Financials - 14.5% (continued)
Territorial Bancorp, Inc.	20	$432
MainSource Financial Group, Inc.	25	428
Agree Realty Corp.	14	426
Ladenburg Thalmann Financial Services, Inc.*	140	423
Enterprise Financial Services Corp.	21	421
Meadowbrook Insurance Group, Inc.	72	420
Manning & Napier, Inc. — Class A	25	419
Bank Mutual Corp.	66	418
Bank of Kentucky Financial Corp.	11	413
Charter Financial Corp.	38	411
Republic Bancorp, Inc. — Class A	18	407
Yadkin Financial Corp.*	19	407
CNB Financial Corp.	23	407
Fidus Investment Corp.	21	406
Home Federal Bancorp, Inc.	26	405
Crawford & Co. — Class B	37	404
Gladstone Commercial Corp.	23	399
Walker & Dunlop, Inc.*	24	392
Franklin Financial Corp.*	20	391
Park Sterling Corp.	58	386
Kearny Financial Corp.*	26	384
State Auto Financial Corp.	18	384
Meridian Interstate Bancorp, Inc.*	15	384
MCG Capital Corp.	101	383
Peapack Gladstone Financial Corp.	17	374
Tree.com, Inc.*	12	372
Gramercy Property Trust, Inc.	72	372
Universal Insurance Holdings, Inc.	29	368
GSV Capital Corp.*	36	365
Ashford Hospitality Prime, Inc.	24	363
Consolidated-Tomoka Land Co.	9	363
Whitestone REIT — Class B	25	361
American Residential Properties, Inc.*	20	360
Solar Senior Capital Ltd.	21	359
Sierra Bancorp	22	350
Centerstate Banks, Inc.	32	349
First NBC Bank Holding Co.*	10	349
BNC Bancorp	20	347
GFI Group, Inc.	97	344
Hudson Valley Holding Corp.	18	343
Firsthand Technology Value Fund, Inc.	16	342
Penns Woods Bancorp, Inc.	7	341
Metro Bancorp, Inc.*	16	338
Kansas City Life Insurance Co.	7	337
1st United Bancorp, Inc.	44	337
PennyMac Financial Services, Inc. — Class A*	20	333
HomeStreet, Inc.	17	332
AmREIT, Inc. — Class B	20	331
American National Bankshares, Inc.	14	329
Merchants Bancshares, Inc.	10	326
Calamos Asset Management, Inc. — Class A	25	323
Gladstone Investment Corp.	39	323
National Interstate Corp.	12	322
KCAP Financial, Inc.	37	320
Marlin Business Services Corp.	15	312
Horizon Bancorp	14	312
Ares Commercial Real Estate Corp.	23	308
Northrim BanCorp, Inc.	12	308
AV Homes, Inc.*	17	308
Capital City Bank Group, Inc.	23	305
Medallion Financial Corp.	23	304
MidWestOne Financial Group, Inc.	12	303
Pacific Continental Corp.	22	303
International. FCStone, Inc.*	16	301
Nicholas Financial, Inc.	19	299
First Connecticut Bancorp, Inc.	19	298
First Bancorp, Inc.	18	293
Heritage Financial Corp.	17	288
Stellus Capital Investment Corp.	20	288
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20	287
Washington Banking Co.	16	284
EMC Insurance Group, Inc.	8	284
Rexford Industrial Realty, Inc.	20	284
PennantPark Floating Rate Capital Ltd.	20	276
West Bancorporation, Inc.	18	273
Gladstone Capital Corp.	27	272
Chemung Financial Corp.	10	271
Bar Harbor Bankshares	7	268
JAVELIN Mortgage Investment Corp.	20	268
Fidelity Southern Corp.	19	265
Enterprise Bancorp, Inc.	13	264
Silver Bay Realty Trust Corp.	17	264
Provident Financial Holdings, Inc.	17	262
BankFinancial Corp.	26	259
One Liberty Properties, Inc.	12	256
HCI Group, Inc.	7	255
MidSouth Bancorp, Inc.	15	252
OmniAmerican Bancorp, Inc.	11	251
Physicians Realty Trust	18	251
Regional Management Corp.*	10	247
Guaranty Bancorp	17	242
SWS Group, Inc.*	32	239
Arrow Financial Corp.	9	238
Pzena Investment Management, Inc. — Class A	20	235
United Community Financial Corp.*	60	235
Tower Group International Ltd.	87	235
Home Bancorp, Inc.*	11	231
Center Bancorp, Inc.	12	228
Farmers Capital Bank Corp.*	10	225
Oppenheimer Holdings, Inc. — Class A	8	224
Banc of California, Inc.	18	221
Gain Capital Holdings, Inc.	20	216
NewBridge Bancorp*	30	214

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Financials - 14.5% (continued)
CommunityOne Bancorp*	19	$213
Access National Corp.	13	211
Heritage Commerce Corp.	26	210
Century Bancorp, Inc. — Class A	6	205
Donegal Group, Inc. — Class A	14	204
Fox Chase Bancorp, Inc.	12	202
Heritage Oaks Bancorp*	25	202
NASB Financial, Inc.	8	202
Armada Hoffler Properties, Inc.	20	201
C&F Financial Corp.	6	199
BBX Capital Corp. — Class A*	10	195
First Financial Northwest, Inc.	19	193
Bridge Capital Holdings*	8	190
Horizon Technology Finance Corp.	15	188
Clifton Bancorp, Inc.	16	188
Seacoast Banking Corporation of Florida*	17	187
ESSA Bancorp, Inc.	17	185
ESB Financial Corp.	14	183
Westfield Financial, Inc.	24	179
Sun Bancorp, Inc.*	53	178
Middleburg Financial Corp.	10	176
NGP Capital Resources Co.	26	176
LCNB Corp.	10	173
Ellington Residential Mortgage REIT	10	169
ZAIS Financial Corp.	10	167
First Security Group, Inc.*	79	164
Hingham Institution for Savings	2	157
UMH Properties, Inc.	16	156
Waterstone Financial, Inc.*	15	156
FBR & Co.*	6	155
Ames National Corp.	7	154
Macatawa Bank Corp.	30	151
Intervest Bancshares Corp. — Class A*	20	149
Tristate Capital Holdings, Inc.*	10	142
Garrison Capital, Inc.	10	141
Palmetto Bancshares, Inc.*	10	141
WhiteHorse Finance, Inc.	10	141
Consumer Portfolio Services, Inc.*	20	137
VantageSouth Bancshares, Inc.*	19	134
Hallmark Financial Services, Inc.*	16	133
CU Bancorp*	7	129
JMP Group, Inc.	18	128
Mercantile Bank Corp.	6	124
Imperial Holdings, Inc.*	20	115
Silvercrest Asset Management Group, Inc. — Class A	6	110
CIFC Corp.	13	106
Health Insurance Innovations, Inc. — Class A*	10	103
Resource America, Inc. — Class A	10	86
Fortegra Financial Corp.*	12	84
Hampton Roads Bankshares, Inc.*	50	80
First Marblehead Corp.*	13	79
Doral Financial Corp.*	9	78
Independence Holding Co.	5	67
Cascade Bancorp*	11	62
California First National Bancorp	4	61
First Federal Bancshares of Arkansas, Inc.*	5	46
Total Financials		511,222
Information Technology - 11.7%
CoStar Group, Inc.*	38	7,095
SunEdison, Inc.*	354	6,669
WEX, Inc.*	62	5,893
PTC, Inc.*	161	5,703
Ultimate Software Group, Inc.*	40	5,479
FEI Co.	51	5,255
Belden, Inc.	70	4,871
ARRIS Group, Inc.*	171	4,818
Aspen Technology, Inc.*	113	4,786
MAXIMUS, Inc.	96	4,307
CommVault Systems, Inc.*	63	4,091
Anixter International, Inc.	40	4,062
Cognex Corp.*	119	4,030
Tyler Technologies, Inc.*	47	3,932
Conversant, Inc.*	131	3,688
Verint Systems, Inc.*	77	3,614
Ciena Corp.*	156	3,546
Guidewire Software, Inc.*	71	3,483
Dealertrack Technologies, Inc.*	70	3,443
ViaSat, Inc.*	48	3,314
Acxiom Corp.*	96	3,301
SS&C Technologies Holdings, Inc.*	81	3,242
Microsemi Corp.*	129	3,228
Qlik Technologies, Inc.*	119	3,164
Finisar Corp.*	119	3,155
Manhattan Associates, Inc.*	90	3,153
ACI Worldwide, Inc.*	53	3,137
Fair Isaac Corp.	56	3,098
Yelp, Inc. — Class A*	39	3,000
RF Micro Devices, Inc.*	379	2,986
TriQuint Semiconductor, Inc.*	220	2,945
Convergys Corp.	134	2,936
Euronet Worldwide, Inc.*	70	2,911
Aruba Networks, Inc.*	154	2,888
Cavium, Inc.*	64	2,798
Mentor Graphics Corp.	126	2,775
Hittite Microwave Corp.	44	2,774
Electronics for Imaging, Inc.*	63	2,729
GT Advanced Technologies, Inc.*	160	2,728
Littelfuse, Inc.	29	2,716
j2 Global, Inc.	54	2,703
Power Integrations, Inc.	41	2,697
International Rectifier Corp.*	98	2,685
Cornerstone OnDemand, Inc.*	55	2,633
Take-Two Interactive Software, Inc.*	114	2,500
Vistaprint N.V.*	50	2,461
CACI International, Inc. — Class A*	33	2,434
Synaptics, Inc.*	40	2,401
Entegris, Inc.*	192	2,325
Semtech Corp.*	91	2,306
SYNNEX Corp.*	38	2,303

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Information Technology - 11.7% (continued)
Zillow, Inc. — Class A*	26	$2,291
WebMD Health Corp. — Class A*	55	2,277
MKS Instruments, Inc.	76	2,272
Sapient Corp.*	133	2,269
TiVo, Inc.*	170	2,249
Intersil Corp. — Class A	174	2,248
OpenTable, Inc.*	29	2,231
Coherent, Inc.*	34	2,222
Cardtronics, Inc.*	57	2,214
Plantronics, Inc.	49	2,178
Veeco Instruments, Inc.*	51	2,138
Unisys Corp.*	70	2,132
Integrated Device Technology, Inc.*	173	2,116
Sanmina Corp.*	121	2,110
OSI Systems, Inc.*	35	2,095
PMC-Sierra, Inc.*	270	2,055
Cypress Semiconductor Corp.	200	2,054
Universal Display Corp.*	64	2,042
Bottomline Technologies de, Inc.*	56	1,968
MicroStrategy, Inc. — Class A*	17	1,962
Heartland Payment Systems, Inc.	47	1,948
Web.com Group, Inc.*	57	1,940
ADTRAN, Inc.	79	1,928
Cray, Inc.*	51	1,903
Measurement Specialties, Inc.*	28	1,900
InterDigital, Inc.	56	1,854
Blackbaud, Inc.	59	1,847
InvenSense, Inc. — Class A*	77	1,823
Monotype Imaging Holdings, Inc.	60	1,808
SunPower Corp. — Class A*	56	1,807
Benchmark Electronics, Inc.*	79	1,789
Monolithic Power Systems, Inc.*	46	1,783
Methode Electronics, Inc.	58	1,778
Itron, Inc.*	50	1,777
Tessera Technologies, Inc.	75	1,772
NetScout Systems, Inc.*	47	1,766
Cirrus Logic, Inc.*	87	1,729
NIC, Inc.	89	1,719
NETGEAR, Inc.*	50	1,687
Plexus Corp.*	42	1,683
iGATE Corp.*	53	1,672
Imperva, Inc.*	29	1,614
Demandware, Inc.*	24	1,537
Rambus, Inc.*	143	1,537
FARO Technologies, Inc.*	29	1,537
Monster Worldwide, Inc.*	205	1,533
ATMI, Inc.*	45	1,530
Syntel, Inc.*	17	1,528
ExlService Holdings, Inc.*	49	1,515
comScore, Inc.*	46	1,508
Insight Enterprises, Inc.*	60	1,507
QLogic Corp.*	114	1,454
Cabot Microelectronics Corp.*	33	1,452
Infinera Corp.*	157	1,426
Advent Software, Inc.	48	1,409
Constant Contact, Inc.*	57	1,394
Interactive Intelligence Group, Inc.*	19	1,378
Synchronoss Technologies, Inc.*	40	1,372
Progress Software Corp.*	62	1,352
LogMeIn, Inc.*	30	1,347
Infoblox, Inc.*	67	1,344
CSG Systems International, Inc.	51	1,328
MTS Systems Corp.	19	1,301
OmniVision Technologies, Inc.*	73	1,292
Advanced Energy Industries, Inc.*	51	1,250
Rogers Corp.*	20	1,248
Sykes Enterprises, Inc.*	62	1,232
RealPage, Inc.*	67	1,217
Diodes, Inc.*	46	1,202
Lattice Semiconductor Corp.*	153	1,200
Trulia, Inc.*	36	1,195
ScanSource, Inc.*	29	1,182
Emulex Corp.*	159	1,175
Ultratech, Inc.*	40	1,168
Digital River, Inc.*	65	1,133
Spansion, Inc. — Class A*	65	1,132
II-VI, Inc.*	73	1,126
CalAmp Corp.*	40	1,115
Envestnet, Inc.*	27	1,085
Blucora, Inc.*	55	1,083
Newport Corp.*	52	1,075
Bankrate, Inc.*	63	1,067
CTS Corp.	51	1,065
Fusion-io, Inc.*	99	1,041
Applied Micro Circuits Corp.*	104	1,030
Ubiquiti Networks, Inc.*	22	1,000
SciQuest, Inc.*	37	1,000
Harmonic, Inc.*	139	992
Sonus Networks, Inc.*	294	991
LivePerson, Inc.*	82	990
EVERTEC, Inc.	40	988
SPS Commerce, Inc.*	16	983
Cass Information Systems, Inc.	19	980
ManTech International Corp. — Class A	33	971
Proofpoint, Inc.*	26	964
EPAM Systems, Inc.*	29	954
Comtech Telecommunications Corp.	29	924
Ellie Mae, Inc.*	32	923
PROS Holdings, Inc.*	29	914
Rofin-Sinar Technologies, Inc.*	38	910
Brooks Automation, Inc.	83	907
Virtusa Corp.*	27	905
Comverse, Inc.*	26	899
Super Micro Computer, Inc.*	51	886
Accelrys, Inc.*	71	885
Badger Meter, Inc.	16	882
Ixia*	70	875
Fabrinet*	41	852
Perficient, Inc.*	46	834
Micrel, Inc.	75	831
BroadSoft, Inc.*	31	829
Forrester Research, Inc.	23	825
Liquidity Services, Inc.*	31	808
Park Electrochemical Corp.	27	806

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Information Technology - 11.7% (continued)
Ambarella, Inc.*	30	$801
VirnetX Holding Corp.*	56	794
Photronics, Inc.*	92	785
AVG Technologies N.V.*	37	776
Pegasystems, Inc.	21	742
Checkpoint Systems, Inc.*	55	738
Black Box Corp.	30	730
Ruckus Wireless, Inc.*	60	730
Exar Corp.*	61	729
Shutterstock, Inc.*	10	726
ServiceSource International, Inc.*	84	709
Silicon Image, Inc.*	102	704
Extreme Networks, Inc.*	120	696
Angie's List, Inc.*	56	682
Daktronics, Inc.	47	676
Tangoe, Inc.*	36	669
FleetMatics Group plc*	20	669
TTM Technologies, Inc.*	77	651
ShoreTel, Inc.*	75	645
Inphi Corp.*	40	644
Epiq Systems, Inc.	47	641
Integrated Silicon Solution, Inc.*	41	638
TeleTech Holdings, Inc.*	26	637
Move, Inc.*	54	624
PDF Solutions, Inc.*	34	618
RealD, Inc.*	55	614
Callidus Software, Inc.*	49	613
Oplink Communications, Inc.*	34	611
GSI Group, Inc.*	46	601
Global Cash Access Holdings, Inc.*	87	597
Supertex, Inc.*	18	594
Amkor Technology, Inc.*	86	590
Intralinks Holdings, Inc.*	57	583
Silicon Graphics International Corp.*	47	577
Ebix, Inc.	33	563
Dice Holdings, Inc.*	75	560
Rudolph Technologies, Inc.*	49	559
Nanometrics, Inc.*	31	557
Calix, Inc.*	64	540
Parkervision, Inc.*	110	528
LTX-Credence Corp.*	58	517
NVE Corp.*	9	513
MoneyGram International, Inc.*	29	512
Seachange International, Inc.*	49	512
Entropic Communications, Inc.*	125	511
Lionbridge Technologies, Inc.*	76	510
Ceva, Inc.*	29	509
Qualys, Inc.*	20	509
EarthLink Holdings Corp.	140	505
CIBER, Inc.*	108	495
Mercury Systems, Inc.*	37	489
Blackhawk Network Holdings, Inc.*	20	488
FormFactor, Inc.*	75	479
Internap Network Services Corp.*	67	474
Stamps.com, Inc.*	14	470
Computer Task Group, Inc.	27	459
Global Eagle Entertainment, Inc.*	29	458
Bazaarvoice, Inc.*	62	453
Mesa Laboratories, Inc.	5	451
E2open, Inc.*	19	448
Zygo Corp.*	29	441
Electro Rent Corp.	25	440
DTS, Inc.*	22	435
Ultra Clean Holdings, Inc.*	33	434
M/A-COM Technology Solutions Holdings, Inc.*	21	432
Maxwell Technologies, Inc.*	33	426
Jive Software, Inc.*	53	425
Immersion Corp.*	40	422
PLX Technology, Inc.*	69	417
Brightcove, Inc.*	42	413
Actuate Corp.*	67	403
Vishay Precision Group, Inc.*	23	400
Bel Fuse, Inc. — Class B	18	394
ePlus, Inc.*	7	390
Procera Networks, Inc.*	37	384
Glu Mobile, Inc.*	81	384
ChannelAdvisor Corp.*	10	377
Digimarc Corp.	12	377
Datalink Corp.*	27	376
IXYS Corp.	33	375
Millennial Media, Inc.*	54	374
Tessco Technologies, Inc.	10	374
Cohu, Inc.	34	365
Quantum Corp.*	291	355
KEMET Corp.*	60	349
Kopin Corp.*	92	348
PC Connection, Inc.	17	345
Zix Corp.*	79	327
Marketo, Inc.*	10	327
Axcelis Technologies, Inc.*	150	323
Vocus, Inc.*	24	320
Vringo, Inc.*	89	309
American Software, Inc. — Class A	30	305
Marchex, Inc. — Class B	29	305
Gigamon, Inc.*	10	304
Imation Corp.*	52	300
Electro Scientific Industries, Inc.	30	296
PRGX Global, Inc.*	42	291
Cvent, Inc.*	8	289
Gogo, Inc.*	14	288
VASCO Data Security International, Inc.*	38	287
NeoPhotonics Corp.*	36	285
Unwired Planet, Inc.*	130	282
MoSys, Inc.*	62	281
Luxoft Holding, Inc.*	8	281
MaxLinear, Inc. — Class A*	29	275
Higher One Holdings, Inc.*	38	275
XO Group, Inc.*	27	274
Sigma Designs, Inc.*	56	267
Digi International, Inc.*	26	264
Hackett Group, Inc.	43	257
Pericom Semiconductor Corp.*	32	251

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Information Technology - 11.7% (continued)
QuinStreet, Inc.*	37	$246
ModusLink Global Solutions, Inc.*	58	245
Neonode, Inc.*	42	239
Rubicon Technology, Inc.*	21	237
Rosetta Stone, Inc.*	21	236
United Online, Inc.	20	231
Numerex Corp. — Class A*	21	230
RealNetworks, Inc.*	30	227
Westell Technologies, Inc. — Class A*	61	225
QAD, Inc. — Class A	11	225
Demand Media, Inc.*	46	223
Guidance Software, Inc.*	20	221
Speed Commerce, Inc.*	60	218
DSP Group, Inc.*	25	216
Richardson Electronics Ltd.	20	215
Agilysys, Inc.*	16	214
KVH Industries, Inc.*	16	211
Aeroflex Holding Corp.*	25	208
Multi-Fineline Electronix, Inc.*	16	205
ANADIGICS, Inc.*	119	202
Xoom Corp.*	10	195
PC-Telephone, Inc.	22	192
TechTarget, Inc.*	26	187
Reis, Inc.*	10	181
Marin Software, Inc.*	17	180
Peregrine Semiconductor Corp.*	29	175
Silver Spring Networks, Inc.*	10	174
GSI Technology, Inc.*	25	173
Sapiens International Corporation N.V.*	20	162
Planet Payment, Inc.*	59	162
support.com, Inc.*	62	158
Alpha & Omega Semiconductor Ltd.*	21	155
Uni-Pixel, Inc.*	20	153
Textura Corp.*	6	151
Control4 Corp.*	7	148
Limelight Networks, Inc.*	68	148
Aviat Networks, Inc.*	92	146
Alliance Fiber Optic Products, Inc.	10	145
eGain Corp.*	20	141
TeleCommunication Systems, Inc. — Class A*	60	138
Spark Networks, Inc.*	26	136
Rally Software Development Corp.*	10	134
Telenav, Inc.*	22	131
Carbonite, Inc.*	12	122
Audience, Inc.*	9	113
Mitek Systems, Inc.*	29	112
Radisys Corp.*	30	108
Model N, Inc.*	10	101
Viasystems Group, Inc.*	7	88
Intermolecular, Inc.*	31	87
Hutchinson Technology, Inc.*	29	82
YuMe, Inc.*	8	58
Cyan, Inc.*	10	43
Tremor Video, Inc.*	8	33
Total Information Technology		406,858
Industrials - 9.6%
Acuity Brands, Inc.	69	9,147
Middleby Corp.*	24	6,341
HEICO Corp.	91	5,474
Esterline Technologies Corp.*	47	5,006
Spirit Airlines, Inc.*	82	4,871
Teledyne Technologies, Inc.*	49	4,769
Moog, Inc. — Class A*	64	4,193
Curtiss-Wright Corp.	65	4,130
EnerSys, Inc.	59	4,088
CLARCOR, Inc.	71	4,072
Generac Holdings, Inc.	68	4,010
Woodward, Inc.	96	3,987
EMCOR Group, Inc.	84	3,930
Deluxe Corp.	74	3,884
Corporate Executive Board Co.	51	3,785
Chart Industries, Inc.*	46	3,659
Watsco, Inc.	36	3,596
Actuant Corp. — Class A	104	3,552
Advisory Board Co.*	53	3,405
USG Corp.*	98	3,206
MasTec, Inc.*	72	3,128
Allegiant Travel Co. — Class A	26	2,910
Barnes Group, Inc.	75	2,885
JetBlue Airways Corp.*	329	2,859
Franklin Electric Company, Inc.	67	2,849
Healthcare Services Group, Inc.	96	2,789
Applied Industrial Technologies, Inc.	57	2,750
Huron Consulting Group, Inc.*	43	2,725
Swift Transportation Co. — Class A*	108	2,673
DigitalGlobe, Inc.*	90	2,611
Mobile Mini, Inc.	60	2,602
Herman Miller, Inc.	78	2,507
Granite Construction, Inc.	62	2,476
Watts Water Technologies, Inc. — Class A	42	2,465
Tetra Tech, Inc.*	83	2,456
HNI Corp.	64	2,340
Hub Group, Inc. — Class A*	58	2,319
Mueller Industries, Inc.	76	2,279
United Stationers, Inc.	55	2,259
Orbital Sciences Corp.*	79	2,204
CIRCOR International, Inc.	30	2,200
On Assignment, Inc.*	57	2,201
FTI Consulting, Inc.*	64	2,134
Beacon Roofing Supply, Inc.*	55	2,126
Lindsay Corp.	24	2,117
Mueller Water Products, Inc. — Class A	220	2,090
ABM Industries, Inc.	71	2,041
Polypore International, Inc.*	59	2,018
TAL International Group, Inc.	46	1,972
WageWorks, Inc.*	35	1,964
Simpson Manufacturing Company, Inc.	55	1,943

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Industrials - 9.6% (continued)
TriMas Corp.*	58	$1,926
EnPro Industries, Inc.*	26	1,889
UniFirst Corp.	17	1,869
Hyster-Yale Materials Handling, Inc.	19	1,853
Steelcase, Inc. — Class A	110	1,827
Universal Forest Products, Inc.	33	1,826
Knight Transportation, Inc.	78	1,804
Aircastle Ltd.	93	1,802
RBC Bearings, Inc.*	28	1,784
General Cable Corp.	69	1,767
MSA Safety, Inc.	31	1,767
Korn/Ferry International*	59	1,756
GrafTech International Ltd.*	160	1,747
Brady Corp. — Class A	64	1,738
H&E Equipment Services, Inc.*	42	1,699
Brink's Co.	58	1,656
DXP Enterprises, Inc.*	17	1,614
Dycom Industries, Inc.*	51	1,612
TrueBlue, Inc.*	55	1,609
Werner Enterprises, Inc.	63	1,607
Interface, Inc. — Class A	78	1,603
Sun Hydraulics Corp.	37	1,602
Kaman Corp.	39	1,587
Raven Industries, Inc.	47	1,539
Trex Company, Inc.*	21	1,536
Forward Air Corp.	33	1,522
Tennant Co.	23	1,509
GenCorp, Inc.*	82	1,498
Textainer Group Holdings Ltd.	39	1,493
Heartland Express, Inc.	65	1,475
Primoris Services Corp.	49	1,469
Astronics Corp.*	23	1,458
Meritor, Inc.*	119	1,457
Wabash National Corp.*	105	1,444
Matson, Inc.	58	1,432
AZZ, Inc.	32	1,429
Rush Enterprises, Inc. — Class A*	44	1,429
Apogee Enterprises, Inc.	43	1,429
Altra Industrial Motion Corp.	40	1,428
Greenbrier Companies, Inc.*	31	1,413
Nortek, Inc.*	17	1,398
Tutor Perini Corp.*	48	1,376
AAR Corp.	53	1,375
Proto Labs, Inc.*	20	1,353
Engility Holdings, Inc.*	30	1,352
Albany International Corp. — Class A	38	1,351
ESCO Technologies, Inc.	38	1,337
Navigant Consulting, Inc.*	71	1,325
Arkansas Best Corp.	35	1,293
Titan International, Inc.	68	1,291
Aegion Corp. — Class A*	51	1,291
Briggs & Stratton Corp.	58	1,291
G&K Services, Inc. — Class A	21	1,285
UTI Worldwide, Inc.	119	1,260
Federal Signal Corp.*	84	1,252
Cubic Corp.	24	1,226
Encore Wire Corp.	25	1,213
XPO Logistics, Inc.*	41	1,206
American Railcar Industries, Inc.	17	1,191
Astec Industries, Inc.	27	1,186
Saia, Inc.*	31	1,185
Rexnord Corp.*	40	1,159
Team, Inc.*	27	1,157
Taser International, Inc.*	63	1,152
Wesco Aircraft Holdings, Inc.*	52	1,145
McGrath RentCorp	32	1,119
Powell Industries, Inc.	17	1,102
Acacia Research Corp.	71	1,085
Gibraltar Industries, Inc.*	57	1,076
Exponent, Inc.	14	1,051
Knoll, Inc.	57	1,037
ICF International, Inc.*	26	1,035
Gorman-Rupp Co.	32	1,017
American Science & Engineering, Inc.	15	1,008
AAON, Inc.	36	1,003
Quanex Building Products Corp.	48	993
John Bean Technologies Corp.	32	989
Aceto Corp.	49	984
ACCO Brands Corp.*	159	979
Aerovironment, Inc.*	24	966
SkyWest, Inc.	74	944
RPX Corp.*	58	944
Atlas Air Worldwide Holdings, Inc.*	26	917
Insperity, Inc.	29	898
Hawaiian Holdings, Inc.*	64	893
LB Foster Co. — Class A	19	890
Capstone Turbine Corp.*	414	882
Kelly Services, Inc. — Class A	37	878
Celadon Group, Inc.	36	865
Viad Corp.	36	865
EnerNOC, Inc.*	38	847
Quad/Graphics, Inc.	36	844
KEYW Holding Corp.*	44	823
US Ecology, Inc.	22	817
Blount International, Inc.*	67	797
Resources Connection, Inc.	55	775
Barrett Business Services, Inc.	13	774
Kadant, Inc.	21	766
Thermon Group Holdings, Inc.*	33	765
Comfort Systems USA, Inc.	49	747
Kimball International, Inc. — Class B	40	724
Great Lakes Dredge & Dock Corp.*	78	712
MYR Group, Inc.*	28	709
Alamo Group, Inc.	13	706
Griffon Corp.	59	704
National Presto Industries, Inc.	9	702
Standex International Corp.	13	697
Columbus McKinnon Corp.*	26	697
Argan, Inc.	23	684
PowerSecure International, Inc.*	29	680
West Corp.	28	670
Lydall, Inc.*	29	663

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Industrials - 9.6% (continued)
Marten Transport Ltd.	30	$646
Kforce, Inc.	30	640
CBIZ, Inc.*	69	632
Republic Airways Holdings, Inc.*	69	631
Northwest Pipe Co.*	17	615
American Woodmark Corp.*	18	606
Air Transport Services Group, Inc.*	75	589
PGT, Inc.*	51	587
Furmanite Corp.*	59	579
Graham Corp.	18	573
NN, Inc.	29	571
Builders FirstSource, Inc.*	62	565
Global Power Equipment Group, Inc.	28	557
Roadrunner Transportation Systems, Inc.*	22	555
Schawk, Inc. — Class A	25	500
FuelCell Energy, Inc.*	200	496
SP Plus Corp.*	18	473
Titan Machinery, Inc.*	30	470
GP Strategies Corp.*	17	463
Multi-Color Corp.	13	455
Douglas Dynamics, Inc.	26	453
Ennis, Inc.	27	447
Patrick Industries, Inc.*	10	443
Echo Global Logistics, Inc.*	24	440
Insteel Industries, Inc.	22	433
Mistras Group, Inc.*	19	433
Patriot Transportation Holding, Inc.*	12	433
InnerWorkings, Inc.*	56	429
VSE Corp.	8	422
Heidrick & Struggles International, Inc.	21	421
CAI International, Inc.*	17	419
Layne Christensen Co.*	23	418
CRA International, Inc.*	19	417
YRC Worldwide, Inc.*	18	405
Pacer International, Inc.*	45	403
NCI Building Systems, Inc.*	23	402
Twin Disc, Inc.	15	395
Pike Corp.*	36	387
Pendrell Corp.*	208	381
Orion Marine Group, Inc.*	30	377
Kratos Defense & Security Solutions, Inc.*	50	377
RR Donnelley & Sons Co.	21	376
ExOne Co.*	10	358
ARC Document Solutions, Inc.*	48	357
Quality Distribution, Inc.*	27	351
Preformed Line Products Co.	5	343
Park-Ohio Holdings Corp.*	6	337
Franklin Covey Co.*	17	336
Manitex International, Inc.*	20	326
Xerium Technologies, Inc.*	20	321
Hurco Companies, Inc.	12	320
Commercial Vehicle Group, Inc.*	34	310
Houston Wire & Cable Co.	23	302
Ampco-Pittsburgh Corp.	16	302
CECO Environmental Corp.	18	299
Energy Recovery, Inc.*	56	298
International Shipholding Corp.	10	294
Sparton Corp.*	10	293
Universal Truckload Services, Inc.	10	289
Dynamic Materials Corp.	15	286
Accuride Corp.*	64	284
FreightCar America, Inc.	12	279
CDI Corp.	16	274
Heritage-Crystal Clean, Inc.*	15	272
LMI Aerospace, Inc.*	19	268
Performant Financial Corp.*	29	262
Astronics Corp. — Class B*	4	260
Ducommun, Inc.*	10	251
Casella Waste Systems, Inc. — Class A*	49	250
Ply Gem Holdings, Inc.*	19	240
Cenveo, Inc.*	78	237
Odyssey Marine Exploration, Inc.*	102	234
Miller Industries, Inc.	11	215
Vicor Corp.*	21	214
Tecumseh Products Co. — Class A*	30	207
LSI Industries, Inc.	25	205
Ameresco, Inc. — Class A*	26	197
Erickson Air-Crane, Inc.*	10	193
Hardinge, Inc.	12	173
Courier Corp.	11	169
PMFG, Inc.*	28	167
Stock Building Supply Holdings, Inc.*	8	163
Global Brass & Copper Holdings, Inc.	10	158
Innovative Solutions & Support, Inc.*	20	151
API Technologies Corp.*	50	147
Enphase Energy, Inc.*	19	140
Sterling Construction Company, Inc.*	16	139
NL Industries, Inc.	12	130
TRC Companies, Inc.*	19	126
Revolution Lighting Technologies, Inc.*	40	126
American Superconductor Corp.*	68	109
Omega Flex, Inc.	5	107
Intersections, Inc.	17	100
Acorn Energy, Inc.	28	95
Ultrapetrol Bahamas Ltd.*	29	90
Swisher Hygiene, Inc.*	156	70
BlueLinx Holdings, Inc.*	49	64
Compx International, Inc.	2	20
Total Industrials		334,096
Consumer Discretionary - 8.7%
Brunswick Corp.	127	5,751
Kate Spade & Co.*	150	5,563
Tenneco, Inc.*	91	5,284
Lumber Liquidators Holdings, Inc.*	50	4,690
Dana Holding Corp.	201	4,677
Men's Wearhouse, Inc.	93	4,555
Live Nation Entertainment, Inc.*	199	4,329

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Consumer Discretionary - 8.7% (continued)
Sotheby's	95	$4,138
Iconix Brand Group, Inc.*	105	4,122
Pool Corp.	65	3,986
Wolverine World Wide, Inc.	134	3,826
Cheesecake Factory, Inc.	76	3,620
Jack in the Box, Inc.*	61	3,595
Vail Resorts, Inc.	46	3,206
Papa John's International, Inc.	60	3,127
HSN, Inc.	52	3,106
Steven Madden Ltd.*	85	3,058
New York Times Co. — Class A	178	3,047
Buffalo Wild Wings, Inc.*	20	2,978
Life Time Fitness, Inc.*	59	2,838
ANN, Inc.*	67	2,779
Helen of Troy Ltd.*	39	2,700
Office Depot, Inc.*	650	2,685
Grand Canyon Education, Inc.*	56	2,614
Hillenbrand, Inc.	80	2,587
Ryland Group, Inc.	64	2,556
Sinclair Broadcast Group, Inc. — Class A	94	2,546
Genesco, Inc.*	34	2,535
Group 1 Automotive, Inc.	38	2,494
Texas Roadhouse, Inc. — Class A	94	2,452
Monro Muffler Brake, Inc.	43	2,446
Marriott Vacations Worldwide Corp.*	43	2,405
Cooper Tire & Rubber Co.	97	2,357
Penske Automotive Group, Inc.	55	2,352
DineEquity, Inc.	30	2,342
Asbury Automotive Group, Inc.*	42	2,323
Outerwall, Inc.*	32	2,320
Skechers U.S.A., Inc. — Class A*	61	2,229
Pier 1 Imports, Inc.	115	2,171
Cracker Barrel Old Country Store, Inc.	22	2,139
Meredith Corp.	46	2,136
Five Below, Inc.*	50	2,124
Sturm Ruger & Company, Inc.	35	2,093
KB Home	122	2,073
Dorman Products, Inc.*	35	2,067
Pinnacle Entertainment, Inc.*	87	2,061
Crocs, Inc.*	132	2,059
Jos. A. Bank Clothiers, Inc.*	32	2,058
Shutterfly, Inc.*	48	2,049
Nexstar Broadcasting Group, Inc. — Class A	54	2,026
Meritage Homes Corp.*	48	2,010
La-Z-Boy, Inc.	74	2,004
G-III Apparel Group Ltd.*	28	2,004
Columbia Sportswear Co.	24	1,984
Bloomin' Brands, Inc.*	82	1,976
Ascent Capital Group, Inc. — Class A*	26	1,964
Hibbett Sports, Inc.*	37	1,957
Oxford Industries, Inc.	25	1,955
Vitamin Shoppe, Inc.*	41	1,948
Orient-Express Hotels Ltd. — Class A*	135	1,945
Finish Line, Inc. — Class A	70	1,896
Sonic Corp.*	83	1,892
Express, Inc.*	116	1,842
Rent-A-Center, Inc. — Class A	67	1,782
Buckle, Inc.	38	1,740
Lithia Motors, Inc. — Class A	26	1,728
Red Robin Gourmet Burgers, Inc.*	24	1,720
iRobot Corp.*	41	1,683
Children's Place Retail Stores, Inc.	33	1,644
Matthews International Corp. — Class A	40	1,632
Gentherm, Inc.*	47	1,632
Drew Industries, Inc.	30	1,626
Standard Pacific Corp.*	195	1,620
Jones Group, Inc.	108	1,617
Brown Shoe Company, Inc.	59	1,566
Krispy Kreme Doughnuts, Inc.*	88	1,560
American Axle & Manufacturing Holdings, Inc.*	84	1,556
Bob Evans Farms, Inc.	31	1,551
Tumi Holdings, Inc.*	68	1,539
MDC Partners, Inc. — Class A	65	1,483
Select Comfort Corp.*	82	1,483
Restoration Hardware Holdings, Inc.*	20	1,472
MDC Holdings, Inc.	52	1,471
Sonic Automotive, Inc. — Class A	62	1,394
Interval Leisure Group, Inc.	53	1,385
Churchill Downs, Inc.	15	1,370
LifeLock, Inc.*	80	1,369
Popeyes Louisiana Kitchen, Inc.*	33	1,341
Quiksilver, Inc.*	174	1,307
Fiesta Restaurant Group, Inc.*	28	1,277
Capella Education Co.	20	1,263
Scholastic Corp.	36	1,241
Boyd Gaming Corp.*	93	1,228
Multimedia Games Holding Company, Inc.*	41	1,191
Arctic Cat, Inc.	24	1,147
Rentrak Corp.*	19	1,145
Smith & Wesson Holding Corp.*	78	1,140
National CineMedia, Inc.	75	1,125
Stage Stores, Inc.	46	1,125
Caesars Entertainment Corp.*	58	1,103
World Wrestling Entertainment, Inc. — Class A	38	1,097
Cato Corp. — Class A	40	1,082
BJ's Restaurants, Inc.*	33	1,079
International Speedway Corp. — Class A	31	1,054
American Public Education, Inc.*	30	1,052
Zale Corp.*	50	1,046
Francesca's Holdings Corp.*	57	1,034
Barnes & Noble, Inc.*	49	1,024
Cavco Industries, Inc.*	13	1,020
Conn's, Inc.*	26	1,010

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Consumer Discretionary - 8.7% (continued)
Callaway Golf Co.	98	$1,002
Chuy's Holdings, Inc.*	23	992
M/I Homes, Inc.*	44	986
Biglari Holdings, Inc.*	2	975
Strayer Education, Inc.*	20	929
Carmike Cinemas, Inc.*	31	926
Loral Space & Communications, Inc.*	13	919
Movado Group, Inc.	20	911
Tuesday Morning Corp.*	64	906
Standard Motor Products, Inc.	25	894
Universal Electronics, Inc.*	23	884
Winnebago Industries, Inc.*	32	876
Fred's, Inc. — Class A	48	864
K12, Inc.*	38	861
Pep Boys-Manny Moe & Jack*	67	852
Ethan Allen Interiors, Inc.	33	840
Modine Manufacturing Co.*	57	835
EW Scripps Co. — Class A*	47	833
ITT Educational Services, Inc.*	29	832
Denny's Corp.*	129	829
Cumulus Media, Inc. — Class A*	116	802
Blue Nile, Inc.*	23	800
Core-Mark Holding Company, Inc.	11	799
Scientific Games Corp. — Class A*	58	796
Regis Corp.	58	795
Steiner Leisure Ltd.*	17	786
Bright Horizons Family Solutions, Inc.*	20	782
Vera Bradley, Inc.*	27	729
Gray Television, Inc.*	70	726
Destination Maternity Corp.	25	685
Haverty Furniture Companies, Inc.	23	683
Hovnanian Enterprises, Inc. — Class A*	141	667
Beazer Homes USA, Inc.*	33	663
Superior Industries International, Inc.	32	656
Zumiez, Inc.*	27	654
Libbey, Inc.*	25	651
Mattress Firm Holding Corp.*	13	622
LeapFrog Enterprises, Inc. — Class A*	82	615
Harte-Hanks, Inc.	69	610
Career Education Corp.*	81	604
NutriSystem, Inc.	40	603
Unifi, Inc.*	26	600
Shoe Carnival, Inc.	26	599
McClatchy Co. — Class A*	92	591
FTD Companies, Inc.*	18	573
Del Frisco's Restaurant Group, Inc.*	20	558
Ruth's Hospitality Group, Inc.	46	556
William Lyon Homes — Class A*	20	552
Entravision Communications Corp. — Class A	81	543
Aeropostale, Inc.*	105	527
Stein Mart, Inc.	37	518
Journal Communications, Inc. — Class A*	56	496
NACCO Industries, Inc. — Class A	9	488
Remy International, Inc.	20	472
Nautilus, Inc.*	49	472
PetMed Express, Inc.	35	469
Kirkland's, Inc.*	25	462
Ruby Tuesday, Inc.*	81	454
Big 5 Sporting Goods Corp.	28	449
Stoneridge, Inc.*	40	449
Saga Communications, Inc. — Class A	9	447
RetailMeNot, Inc.*	13	416
Federal-Mogul Corp.*	22	412
MarineMax, Inc.*	27	410
Diamond Resorts International, Inc.*	24	407
Citi Trends, Inc.*	23	375
Sizmek, Inc.*	35	372
Marcus Corp.	22	367
Media General, Inc. — Class A*	20	367
West Marine, Inc.*	31	352
Universal Technical Institute, Inc.	27	350
Jamba, Inc.*	29	348
Daily Journal Corp.*	2	346
RG Barry Corp.	18	340
Lifetime Brands, Inc.	19	339
Bravo Brio Restaurant Group, Inc.*	24	339
Flexsteel Industries, Inc.	9	339
Christopher & Banks Corp.*	50	331
Morgans Hotel Group Co.*	41	330
Carriage Services, Inc. — Class A	18	328
Weyco Group, Inc.	12	324
Destination XL Group, Inc.*	57	321
Black Diamond, Inc.*	26	318
Central European Media Enterprises Ltd. — Class A*	108	318
Perry Ellis International, Inc.*	23	316
Noodles & Co.*	8	316
Bridgepoint Education, Inc.*	21	313
Entercom Communications Corp. — Class A*	31	312
Tile Shop Holdings, Inc.*	20	309
TRI Pointe Homes, Inc.*	19	308
Winmark Corp.	4	303
VOXX International Corp. — Class A*	22	301
Tower International, Inc.*	11	299
Systemax, Inc.*	20	298
Bassett Furniture Industries, Inc.	20	297
Culp, Inc.	15	296
JTH Holding, Inc. — Class A*	10	277
Isle of Capri Casinos, Inc.*	36	276
Bon-Ton Stores, Inc.	25	275
Town Sports International Holdings, Inc.	32	272
bebe stores, Inc.	44	269
Skullcandy, Inc.*	29	266
RadioShack Corp.*	124	263

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Consumer Discretionary - 8.7% (continued)
Fox Factory Holding Corp.*	13	$246
Nathan's Famous, Inc.*	5	245
ValueVision Media, Inc. — Class A*	49	238
Sears Hometown and Outlet Stores, Inc.*	10	237
AH Belo Corp. — Class A	20	232
Carrols Restaurant Group, Inc.*	32	229
Johnson Outdoors, Inc. — Class A	9	229
Orbitz Worldwide, Inc.*	29	227
Global Sources Ltd.*	25	224
Reading International, Inc. — Class A*	30	220
Vitacost.com, Inc.*	31	220
Martha Stewart Living Omnimedia, Inc. — Class A*	48	217
Overstock.com, Inc.*	11	217
Spartan Motors, Inc.	41	211
Speedway Motorsports, Inc.	11	206
Einstein Noah Restaurant Group, Inc.	12	198
Shiloh Industries, Inc.*	11	195
1-800-Flowers.com, Inc. — Class A*	34	191
Dex Media, Inc.*	20	184
America's Car-Mart, Inc.*	5	184
Ignite Restaurant Group, Inc.*	13	183
JAKKS Pacific, Inc.	25	181
Pacific Sunwear of California, Inc.*	60	178
Fuel Systems Solutions, Inc.*	16	172
Crown Media Holdings, Inc. — Class A*	44	169
New York & Company, Inc.*	38	167
ZAGG, Inc.*	36	166
CSS Industries, Inc.	6	162
Education Management Corp.*	33	161
Luby's, Inc.*	26	160
WCI Communities, Inc.*	8	158
Hooker Furniture Corp.	10	157
UCP, Inc. — Class A*	10	151
Wet Seal, Inc. — Class A*	114	150
Marine Products Corp.	19	143
Corinthian Colleges, Inc.*	103	142
hhgregg, Inc.*	14	135
Hemisphere Media Group, Inc.*	10	126
Lincoln Educational Services Corp.	31	117
Monarch Casino & Resort, Inc.*	6	111
Diversified Restaurant Holdings, Inc.*	20	100
Tilly's, Inc. — Class A*	8	94
EveryWare Global, Inc.*	20	91
Salem Communications Corp. — Class A	9	90
ReachLocal, Inc.*	9	89
Gordmans Stores, Inc.	16	87
Blyth, Inc.	7	75
Beasley Broadcasting Group, Inc. — Class A	8	73
Trans World Entertainment Corp.	10	36
American Apparel, Inc.*	70	35
Body Central Corp.*	19	20
Total Consumer Discretionary		303,298
Health Care - 8.5%
athenahealth, Inc.*	48	7,691
Isis Pharmaceuticals, Inc.*	137	5,920
Align Technology, Inc.*	103	5,335
Questcor Pharmaceuticals, Inc.	76	4,934
Alnylam Pharmaceuticals, Inc.*	70	4,700
Centene Corp.*	75	4,669
PAREXEL International Corp.*	85	4,597
West Pharmaceutical Services, Inc.	104	4,581
Cepheid, Inc.*	88	4,539
WellCare Health Plans, Inc.*	70	4,446
Team Health Holdings, Inc.*	90	4,027
HealthSouth Corp.	111	3,988
DexCom, Inc.*	96	3,970
NPS Pharmaceuticals, Inc.*	131	3,921
STERIS Corp.	78	3,724
InterMune, Inc.*	109	3,648
Owens & Minor, Inc.	97	3,398
Medidata Solutions, Inc.*	62	3,368
Pacira Pharmaceuticals, Inc.*	48	3,360
Air Methods Corp.*	62	3,312
Intercept Pharmaceuticals, Inc.*	10	3,298
Insulet Corp.*	69	3,271
Puma Biotechnology, Inc.*	29	3,020
Chemed Corp.	33	2,951
Thoratec Corp.*	80	2,864
Impax Laboratories, Inc.*	95	2,510
Haemonetics Corp.*	74	2,412
NuVasive, Inc.*	60	2,304
Medicines Co.*	81	2,302
OPKO Health, Inc.*	243	2,265
Amsurg Corp. — Class A*	48	2,260
Acadia Healthcare Company, Inc.*	50	2,256
MWI Veterinary Supply, Inc.*	14	2,179
HMS Holdings Corp.*	112	2,134
Globus Medical, Inc. — Class A*	80	2,126
Acorda Therapeutics, Inc.*	55	2,085
Neogen Corp.*	46	2,068
Keryx Biopharmaceuticals, Inc.*	120	2,045
Prestige Brands Holdings, Inc.*	74	2,017
MedAssets, Inc.*	81	2,002
ACADIA Pharmaceuticals, Inc.*	80	1,946
Aegerion Pharmaceuticals, Inc.*	42	1,937
Auxilium Pharmaceuticals, Inc.*	71	1,930
Arena Pharmaceuticals, Inc.*	301	1,896
Analogic Corp.	23	1,889
Nektar Therapeutics*	153	1,854
Kindred Healthcare, Inc.	79	1,850
Cyberonics, Inc.*	28	1,827
Celldex Therapeutics, Inc.*	103	1,820
Emeritus Corp.*	57	1,792
HeartWare International, Inc.*	19	1,782
Magellan Health Services, Inc.*	30	1,781
ArthroCare Corp.*	36	1,735

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Health Care - 8.5% (continued)
Ironwood Pharmaceuticals, Inc. — Class A*	140	$1,725
ImmunoGen, Inc.*	114	1,702
Akorn, Inc.*	77	1,694
Wright Medical Group, Inc.*	54	1,678
Spectranetics Corp.*	55	1,667
Clovis Oncology, Inc.*	24	1,662
Synageva BioPharma Corp.*	20	1,659
CONMED Corp.	38	1,651
Masimo Corp.*	60	1,639
Fluidigm Corp.*	37	1,631
PDL BioPharma, Inc.	195	1,620
Halozyme Therapeutics, Inc.*	124	1,575
Greatbatch, Inc.*	33	1,515
ExamWorks Group, Inc.*	43	1,505
Dyax Corp.*	167	1,500
Neurocrine Biosciences, Inc.*	93	1,497
Ensign Group, Inc.	34	1,484
Hanger, Inc.*	43	1,448
Cantel Medical Corp.	42	1,416
Ligand Pharmaceuticals, Inc. — Class B*	21	1,412
Volcano Corp.*	70	1,380
IPC The Hospitalist Company, Inc.*	28	1,374
ABIOMED, Inc.*	51	1,328
Sangamo BioSciences, Inc.*	73	1,320
Computer Programs & Systems, Inc.	20	1,292
PharMerica Corp.*	44	1,231
Omnicell, Inc.*	42	1,202
Molina Healthcare, Inc.*	32	1,202
Meridian Bioscience, Inc.	55	1,198
Exact Sciences Corp.*	83	1,176
Natus Medical, Inc.*	45	1,161
National Healthcare Corp.	20	1,115
Novavax, Inc.*	244	1,105
Corvel Corp.*	22	1,095
Staar Surgical Co.*	58	1,090
Horizon Pharma, Inc.*	71	1,074
Luminex Corp.*	59	1,068
Integra LifeSciences Holdings Corp.*	23	1,058
Endologix, Inc.*	82	1,055
Abaxis, Inc.*	27	1,050
Endocyte, Inc.*	44	1,048
Furiex Pharmaceuticals, Inc.*	12	1,044
Depomed, Inc.*	71	1,030
Cynosure, Inc. — Class A*	34	996
NxStage Medical, Inc.*	78	994
Sarepta Therapeutics, Inc.*	40	961
Bio-Reference Labs, Inc.*	34	941
Emergent Biosolutions, Inc.*	37	935
Accuray, Inc.*	96	922
Invacare Corp.	48	915
Quality Systems, Inc.	54	912
Hi-Tech Pharmacal Company, Inc.*	21	910
Cardiovascular Systems, Inc.*	28	890
Quidel Corp.*	32	874
Tornier N.V.*	41	870
Capital Senior Living Corp.*	33	858
Exelixis, Inc.*	239	846
ICU Medical, Inc.*	14	838
Infinity Pharmaceuticals, Inc.*	70	832
Merit Medical Systems, Inc.*	58	829
Select Medical Holdings Corp.	66	822
Anacor Pharmaceuticals, Inc.*	41	820
Landauer, Inc.	18	816
AMN Healthcare Services, Inc.*	58	797
MannKind Corp.*	198	796
KYTHERA Biopharmaceuticals, Inc.*	20	795
Vascular Solutions, Inc.*	30	786
Vivus, Inc.*	132	784
Orexigen Therapeutics, Inc.*	119	774
Raptor Pharmaceutical Corp.*	77	770
Momenta Pharmaceuticals, Inc.*	66	769
Prothena Corporation plc*	20	766
Idenix Pharmaceuticals, Inc.*	124	748
Insmed, Inc.*	39	743
Healthways, Inc.*	43	737
Orthofix International N.V.*	24	724
Affymetrix, Inc.*	99	706
AVANIR Pharmaceuticals, Inc. — Class A*	192	705
HealthStream, Inc.*	26	694
TherapeuticsMD, Inc.*	110	694
Rockwell Medical, Inc.*	54	684
Vanda Pharmaceuticals, Inc.*	42	683
Array BioPharma, Inc.*	145	682
MiMedx Group, Inc.*	110	674
Amedisys, Inc.*	45	670
OraSure Technologies, Inc.*	82	654
Lannett Company, Inc.*	18	643
Cambrex Corp.*	34	642
Dendreon Corp.*	214	640
Insys Therapeutics, Inc.*	15	621
Merrimack Pharmaceuticals, Inc.*	122	615
Spectrum Pharmaceuticals, Inc.*	78	612
AtriCure, Inc.*	32	602
TESARO, Inc.*	20	590
SurModics, Inc.*	26	588
Providence Service Corp.*	20	566
Albany Molecular Research, Inc.*	30	558
Omeros Corp.*	46	555
Repligen Corp.*	43	553
Dynavax Technologies Corp.*	305	549
AMAG Pharmaceuticals, Inc.*	28	542
AngioDynamics, Inc.*	34	536
Synergy Pharmaceuticals, Inc.*	100	531
Antares Pharma, Inc.*	151	529
Genomic Health, Inc.*	20	527
Lexicon Pharmaceuticals, Inc.*	304	526
Triple-S Management Corp. — Class B*	32	516
Unilife Corp.*	126	513
Cell Therapeutics, Inc.*	150	510
BioScrip, Inc.*	73	510
XOMA Corp.*	95	495

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Health Care - 8.5% (continued)
Anika Therapeutics, Inc.*	12	$493
Symmetry Medical, Inc.*	49	493
Chelsea Therapeutics International Ltd.*	89	491
CryoLife, Inc.	48	478
Cerus Corp.*	99	475
Intrexon Corp.*	18	473
Sagent Pharmaceuticals, Inc.*	20	467
Portola Pharmaceuticals, Inc.*	18	466
NewLink Genetics Corp.*	16	454
Rigel Pharmaceuticals, Inc.*	116	450
Immunomedics, Inc.*	105	442
Vocera Communications, Inc.*	27	441
Universal American Corp.	61	431
Repros Therapeutics, Inc.*	24	426
Receptos, Inc.*	10	419
ZIOPHARM Oncology, Inc.*	91	417
US Physical Therapy, Inc.	12	415
PhotoMedex, Inc.*	26	412
Achillion Pharmaceuticals, Inc.*	124	408
Enanta Pharmaceuticals, Inc.*	10	400
Zeltiq Aesthetics, Inc.*	20	392
PTC Therapeutics, Inc.*	15	392
GenMark Diagnostics, Inc.*	39	388
Exactech, Inc.*	17	384
Geron Corp.*	180	374
Sequenom, Inc.*	152	372
Cytokinetics, Inc.*	39	371
Stemline Therapeutics, Inc.*	18	366
AcelRx Pharmaceuticals, Inc.*	30	360
SciClone Pharmaceuticals, Inc.*	79	359
Peregrine Pharmaceuticals, Inc.*	189	359
BioDelivery Sciences International, Inc.*	42	354
Utah Medical Products, Inc.	6	347
Gentiva Health Services, Inc.*	38	347
Almost Family, Inc.*	15	347
Verastem, Inc.*	32	345
Galena Biopharma, Inc.*	138	345
Zogenix, Inc.*	120	341
Alliance HealthCare Services, Inc.*	10	335
Sunesis Pharmaceuticals, Inc.*	50	331
Corcept Therapeutics, Inc.*	75	327
Cutera, Inc.*	29	325
Navidea Biopharmaceuticals, Inc.*	173	320
Agios Pharmaceuticals, Inc.*	8	313
Progenics Pharmaceuticals, Inc.*	76	311
Pacific Biosciences of California, Inc.*	58	310
XenoPort, Inc.*	60	310
Atrion Corp.	1	306
RTI Surgical, Inc.*	73	298
Five Star Quality Care, Inc.*	59	287
Curis, Inc.*	98	276
Synta Pharmaceuticals Corp.*	64	276
Ampio Pharmaceuticals, Inc.*	43	273
TearLab Corp.*	40	270
Durata Therapeutics, Inc.*,††	20	269
OncoMed Pharmaceuticals, Inc.*	8	269
LHC Group, Inc.*	12	265
Threshold Pharmaceuticals, Inc.*	55	262
Hyperion Therapeutics, Inc.*	10	258
Derma Sciences, Inc.*	20	254
National Research Corp. — Class A*	15	249
Cross Country Healthcare, Inc.*	29	234
Addus HomeCare Corp.*	10	231
Cytori Therapeutics, Inc.*	85	230
Chindex International, Inc.*	12	229
Chimerix, Inc.*	10	228
Epizyme, Inc.*	10	228
Pozen, Inc.	28	224
Merge Healthcare, Inc.*	90	220
Cempra, Inc.*	19	219
Accelerate Diagnostics, Inc.*	10	218
Tetraphase Pharmaceuticals, Inc.*	20	218
ChemoCentryx, Inc.*	32	212
Osiris Therapeutics, Inc.*	16	210
Fibrocell Science, Inc.*	39	204
OncoGenex Pharmaceutical, Inc.*	17	200
Medical Action Industries, Inc.*	28	195
TG Therapeutics, Inc.*	28	193
Aratana Therapeutics, Inc.*	10	186
Bluebird Bio, Inc.*	8	182
MEI Pharma, Inc.*	16	178
NeoGenomics, Inc.*	50	174
Harvard Bioscience, Inc.*	36	171
Supernus Pharmaceuticals, Inc.*	19	170
OvaScience, Inc.*	18	161
Arqule, Inc.*	78	160
Alimera Sciences, Inc.*	20	158
Pernix Therapeutics Holdings*	29	155
BioTime, Inc.*	46	151
Nanosphere, Inc.*	69	148
SIGA Technologies, Inc.*	47	146
Regulus Therapeutics, Inc.*	16	144
Targacept, Inc.*	30	143
Vical, Inc.*	110	142
Skilled Healthcare Group, Inc. — Class A*	26	137
Alphatec Holdings, Inc.*	78	117
AVEO Pharmaceuticals, Inc.*	71	106
Esperion Therapeutics, Inc.*	7	106
Cellular Dynamics International, Inc.*	7	105
Biolase, Inc.*	42	102
Sucampo Pharmaceuticals, Inc. — Class A*	13	93
Harvard Apparatus Regenerative Technology, Inc.*	9	82
Coronado Biosciences, Inc.*	37	73
Amicus Therapeutics, Inc.*	35	72
GTx, Inc.*	37	57
Enzon Pharmaceuticals, Inc.	48	49
Conatus Pharmaceuticals, Inc.*	6	49
KaloBios Pharmaceuticals, Inc.*	18	49

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Health Care - 8.5% (continued)
Onconova Therapeutics, Inc.*	6	$38
ContraVir Pharmaceuticals, Inc.*	9	20
Total Health Care		297,302
Energy - 3.6%
Kodiak Oil & Gas Corp.*	369	4,479
SemGroup Corp. — Class A	67	4,400
Targa Resources Corp.	43	4,267
Exterran Holdings, Inc.	85	3,729
Rosetta Resources, Inc.*	80	3,725
Bristow Group, Inc.	47	3,549
PDC Energy, Inc.*	52	3,237
Helix Energy Solutions Group, Inc.*	135	3,102
Western Refining, Inc.	79	3,049
Stone Energy Corp.*	72	3,022
Carrizo Oil & Gas, Inc.*	54	2,887
CARBO Ceramics, Inc.	20	2,760
SEACOR Holdings, Inc.*	30	2,593
Energy XXI Bermuda Ltd.	106	2,498
Scorpio Tankers, Inc.	235	2,343
Matador Resources Co.*	83	2,033
Magnum Hunter Resources Corp.*	233	1,981
Hornbeck Offshore Services, Inc.*	45	1,881
Key Energy Services, Inc.*	198	1,830
C&J Energy Services, Inc.*	62	1,808
Gulfmark Offshore, Inc. — Class A	38	1,708
Cloud Peak Energy, Inc.*	80	1,691
EPL Oil & Gas, Inc.*	41	1,583
Comstock Resources, Inc.	68	1,554
Forum Energy Technologies, Inc.*	50	1,549
Delek US Holdings, Inc.	53	1,539
Bill Barrett Corp.*	59	1,510
Ship Finance International Ltd.	83	1,492
Bonanza Creek Energy, Inc.*	32	1,421
Arch Coal, Inc.	291	1,403
Penn Virginia Corp.*	79	1,382
Halcon Resources Corp.*	313	1,355
Diamondback Energy, Inc.*	20	1,346
TETRA Technologies, Inc.*	102	1,306
Newpark Resources, Inc.*	109	1,248
Sanchez Energy Corp.*	42	1,244
Clayton Williams Energy, Inc.*	11	1,243
Northern Oil and Gas, Inc.*	83	1,213
Alpha Natural Resources, Inc.*	280	1,190
Rex Energy Corp.*	62	1,160
Matrix Service Co.*	34	1,149
Parker Drilling Co.*	159	1,128
Green Plains Renewable Energy, Inc.	37	1,109
Pioneer Energy Services Corp.*	81	1,049
Hercules Offshore, Inc.*	224	1,028
PHI, Inc.*	23	1,018
EXCO Resources, Inc.	180	1,008
W&T Offshore, Inc.	54	935
Basic Energy Services, Inc.*	34	932
GasLog Ltd.	40	932
Nordic American Tankers Ltd.	90	886
Era Group, Inc.*	30	879
Clean Energy Fuels Corp.*	94	840
Approach Resources, Inc.*	40	836
Tesco Corp.*	45	833
Geospace Technologies Corp.*	12	794
Athlon Energy, Inc.*	22	780
Contango Oil & Gas Co.*	16	764
Solazyme, Inc.*	65	755
Triangle Petroleum Corp.*	90	742
ION Geophysical Corp.*	175	737
Swift Energy Co.*	68	732
Synergy Resources Corp.*	65	699
Goodrich Petroleum Corp.*	44	696
Natural Gas Services Group, Inc.*	23	693
Willbros Group, Inc.*	54	681
Resolute Energy Corp.*	91	655
Westmoreland Coal Co.*	22	655
VAALCO Energy, Inc.*	76	650
RigNet, Inc.*	12	646
Rentech, Inc.*	316	600
REX American Resources Corp.*	10	571
Knightsbridge Tankers Ltd.	42	569
Panhandle Oil and Gas, Inc. — Class A	13	567
Emerald Oil, Inc.*	80	538
Abraxas Petroleum Corp.*	131	519
Warren Resources, Inc.*	101	485
Quicksilver Resources, Inc.*	184	484
BPZ Resources, Inc.*	150	477
Vantage Drilling Co.*	265	453
Callon Petroleum Co.*	53	444
Alon USA Energy, Inc.	29	433
Nuverra Environmental Solutions, Inc.*	21	426
PetroQuest Energy, Inc.*	74	422
Dawson Geophysical Co.	15	420
Gastar Exploration, Inc.*	76	416
Gulf Island Fabrication, Inc.	17	367
Renewable Energy Group, Inc.*	26	311
Forest Oil Corp.*	160	306
Teekay Tankers Ltd. — Class A	84	297
Frontline Ltd.*	73	287
Midstates Petroleum Company, Inc.*	52	279
Miller Energy Resources, Inc.*	46	270
Isramco, Inc.*	2	265
Ur-Energy, Inc.*	159	246
Apco Oil and Gas International, Inc.*	17	246
Adams Resources & Energy, Inc.	4	232
Evolution Petroleum Corp.	18	229
FX Energy, Inc.*	68	227
Jones Energy, Inc. — Class A*	15	227
Cal Dive International, Inc.*	131	223
Endeavour International Corp.*	63	205
Mitcham Industries, Inc.*	14	195
Equal Energy Ltd.	40	183
Uranium Energy Corp.*	108	143
Hallador Energy Co.	14	120
Bolt Technology Corp.	6	119
Amyris, Inc.*	27	101
TGC Industries, Inc.*	16	95

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Energy - 3.6% (continued)
L&L Energy, Inc.*,††	40	$67
KiOR, Inc. — Class A*	65	37
ZaZa Energy Corp.*	44	33
Total Energy		125,685
Materials - 3.3%
PolyOne Corp.	133	4,877
Axiall Corp.	94	4,222
Sensient Technologies Corp.	72	4,063
Graphic Packaging Holding Co.*	373	3,789
KapStone Paper and Packaging Corp.*	120	3,460
Texas Industries, Inc.*	38	3,405
Louisiana-Pacific Corp.*	187	3,154
Chemtura Corp.*	121	3,060
Commercial Metals Co.	160	3,020
Olin Corp.	106	2,926
Worthington Industries, Inc.	76	2,907
HB Fuller Co.	60	2,897
Minerals Technologies, Inc.	43	2,776
Clearwater Paper Corp.*	40	2,507
SunCoke Energy, Inc.*	107	2,444
Kaiser Aluminum Corp.	33	2,356
Balchem Corp.	45	2,345
Stillwater Mining Co.*	157	2,325
AMCOL International Corp.	46	2,107
Resolute Forest Products, Inc.*	97	1,949
Quaker Chemical Corp.	24	1,892
Globe Specialty Metals, Inc.	90	1,874
Flotek Industries, Inc.*	66	1,838
PH Glatfelter Co.	66	1,797
Calgon Carbon Corp.*	79	1,725
Berry Plastics Group, Inc.*	69	1,598
A. Schulman, Inc.	44	1,595
Schweitzer-Mauduit International, Inc.	37	1,576
Stepan Co.	24	1,549
Koppers Holdings, Inc.	37	1,526
Innophos Holdings, Inc.	26	1,474
Innospec, Inc.	32	1,447
Deltic Timber Corp.	21	1,370
Coeur Mining, Inc.*	147	1,366
Hecla Mining Co.	444	1,363
Headwaters, Inc.*	103	1,361
AK Steel Holding Corp.*	180	1,300
RTI International Metals, Inc.*	46	1,278
Ferro Corp.*	93	1,270
Materion Corp.	37	1,255
Haynes International, Inc.	23	1,242
Intrepid Potash, Inc.*	80	1,237
OM Group, Inc.	36	1,196
Horsehead Holding Corp.*	60	1,009
Kraton Performance Polymers, Inc.*	38	993
Century Aluminum Co.*	74	978
US Silica Holdings, Inc.	25	954
Advanced Emissions Solutions, Inc.*	38	933
Neenah Paper, Inc.	18	931
Schnitzer Steel Industries, Inc. — Class A	32	923
Molycorp, Inc.*	187	877
LSB Industries, Inc.*	23	861
American Vanguard Corp.	39	844
Wausau Paper Corp.	66	840
FutureFuel Corp.	40	812
Tredegar Corp.	32	736
OMNOVA Solutions, Inc.*	64	664
Myers Industries, Inc.	32	637
Allied Nevada Gold Corp.*	140	604
Boise Cascade Co.*	20	573
Zep, Inc.	32	566
Walter Energy, Inc.	69	522
Olympic Steel, Inc.	17	488
US Concrete, Inc.*	20	470
AM Castle & Co.*	30	441
Universal Stainless & Alloy Products, Inc.*	13	439
Landec Corp.*	36	402
Taminco Corp.*	19	399
Chase Corp.	12	378
AEP Industries, Inc.*	8	297
Arabian American Development Co.*	25	271
Hawkins, Inc.	7	257
UFP Technologies, Inc.*	10	244
KMG Chemicals, Inc.	15	235
Penford Corp.*	16	230
Paramount Gold and Silver Corp.*	185	228
United States Lime & Minerals, Inc.	4	225
Handy & Harman Ltd.*	10	220
Gold Resource Corp.	45	215
Noranda Aluminum Holding Corp.	42	173
Midway Gold Corp.*	146	153
Marrone Bio Innovations, Inc.*	6	84
General Moly, Inc.*	75	74
GSE Holding, Inc.*	15	4
Total Materials		115,902
Consumer Staples - 2.5%
Rite Aid Corp.*	986	6,182
Hain Celestial Group, Inc.*	59	5,398
United Natural Foods, Inc.*	71	5,036
Casey's General Stores, Inc.	61	4,122
TreeHouse Foods, Inc.*	57	4,103
Darling International, Inc.*	188	3,763
Boston Beer Company, Inc. — Class A*	15	3,671
Spectrum Brands Holdings, Inc.	30	2,391
Sanderson Farms, Inc.	30	2,355
B&G Foods, Inc. — Class A	76	2,288
PriceSmart, Inc.	22	2,220
Lancaster Colony Corp.	22	2,187
Post Holdings, Inc.*	39	2,150
Andersons, Inc.	36	2,133
Snyder's-Lance, Inc.	68	1,917
SUPERVALU, Inc.*	264	1,805

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Consumer Staples - 2.5% (continued)
Vector Group Ltd.	81	$1,744
Universal Corp.	31	1,733
Pilgrim's Pride Corp.*	82	1,715
J&J Snack Foods Corp.	17	1,631
Boulder Brands, Inc.*	89	1,568
Susser Holdings Corp.*	23	1,437
WD-40 Co.	18	1,396
Fresh Del Monte Produce, Inc.	50	1,379
Diamond Foods, Inc.*	36	1,257
Spartan Stores, Inc.	54	1,253
Cal-Maine Foods, Inc.	17	1,067
Inter Parfums, Inc.	26	941
Chiquita Brands International, Inc.*	71	884
USANA Health Sciences, Inc.*	11	829
Calavo Growers, Inc.	23	818
Annie's, Inc.*	20	804
Elizabeth Arden, Inc.*	27	797
Tootsie Roll Industries, Inc.	26	771
Coca-Cola Bottling Company Consolidated	9	764
Medifast, Inc.*	25	727
Chefs' Warehouse, Inc.*	33	706
Pantry, Inc.*	43	660
Natural Grocers by Vitamin Cottage, Inc.*	13	568
Ingles Markets, Inc. — Class A	23	548
Revlon, Inc. — Class A*	21	537
Harbinger Group, Inc.*	41	501
Weis Markets, Inc.	10	493
Seneca Foods Corp. — Class A*	15	472
Central Garden and Pet Co. — Class A*	54	447
Nutraceutical International Corp.*	16	416
Limoneira Co.	17	386
Alliance One International, Inc.*	128	374
John B Sanfilippo & Son, Inc.	15	345
Omega Protein Corp.*	27	326
Village Super Market, Inc. — Class A	12	317
Oil-Dri Corporation of America	9	311
Orchids Paper Products Co.	10	306
Craft Brew Alliance, Inc.*	19	290
Nature's Sunshine Products, Inc.	20	276
Lifevantage Corp.*	200	262
Roundy's, Inc.	37	255
Inventure Foods, Inc.*	16	224
Farmer Bros Co.*	11	217
National Beverage Corp.*	11	215
Alico, Inc.	5	189
Star Scientific, Inc.*	226	177
Female Health Co.	21	163
Griffin Land & Nurseries, Inc.	5	151
Synutra International, Inc.*	22	147
Fairway Group Holdings Corp.*	19	145
Lifeway Foods, Inc.	8	118
Total Consumer Staples		85,778
Utilities - 2.1%
Cleco Corp.	90	4,552
Black Hills Corp.	62	3,574
Dynegy, Inc.*	140	3,492
Southwest Gas Corp.	65	3,475
Piedmont Natural Gas Company, Inc.	98	3,469
IDACORP, Inc.	61	3,384
UNS Energy Corp.	56	3,362
Portland General Electric Co.	100	3,234
WGL Holdings, Inc.	74	2,964
PNM Resources, Inc.	106	2,865
NorthWestern Corp.	60	2,846
Avista Corp.	90	2,759
New Jersey Resources Corp.	55	2,739
ALLETE, Inc.	52	2,726
South Jersey Industries, Inc.	48	2,692
UIL Holdings Corp.	72	2,650
Laclede Group, Inc.	52	2,452
El Paso Electric Co.	54	1,929
American States Water Co.	57	1,840
MGE Energy, Inc.	47	1,824
Otter Tail Corp.	57	1,755
Northwest Natural Gas Co.	38	1,672
Empire District Electric Co.	58	1,411
California Water Service Group	58	1,388
NRG Yield, Inc. — Class A	22	870
SJW Corp.	28	828
Unitil Corp.	25	821
Ormat Technologies, Inc.	21	630
Middlesex Water Co.	27	589
Connecticut Water Service, Inc.	17	581
Chesapeake Utilities Corp.	8	505
Atlantic Power Corp.	168	487
Artesian Resources Corp. — Class A	14	314
York Water Co.	14	286
Genie Energy Ltd. — Class B*	24	239
Delta Natural Gas Company, Inc.	11	228
Consolidated Water Company Ltd.	17	224
Pure Cycle Corp.*	30	182
Total Utilities		71,838
Telecommunication Services - 0.5%
Cogent Communications Group, Inc.	64	2,274
Consolidated Communications Holdings, Inc.	64	1,280
8x8, Inc.*	107	1,157
Atlantic Tele-Network, Inc.	17	1,121
Shenandoah Telecommunications Co.	33	1,065
Cincinnati Bell, Inc.*	285	986
Vonage Holdings Corp.*	205	875
inContact, Inc.*	77	739
Iridium Communications, Inc.*	95	713
Premiere Global Services, Inc.*	59	712
magicJack VocalTec Ltd.*	30	637
Inteliquent, Inc.	40	581
Hawaiian Telcom Holdco, Inc.*	19	541
USA Mobility, Inc.	27	491

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Telecommunication Services - 0.5% (continued)
General Communication, Inc. — Class A*	38	$434
FairPoint Communications, Inc.*	27	367
ORBCOMM, Inc.*	47	322
IDT Corp. — Class B	18	300
NII Holdings, Inc.*	230	274
Lumos Networks Corp.	18	241
NTELOS Holdings Corp.	17	230
Cbeyond, Inc.*	28	203
HickoryTech Corp.	15	192
Towerstream Corp.*	81	190
Boingo Wireless, Inc.*	21	142
Straight Path Communications, Inc. — Class B*	14	103
Total Telecommunication Services		16,170
Total Common Stocks
(Cost $1,232,817)		2,268,149
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	4	15
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	25	–
Total Warrants
(Cost $19)		15
RIGHTS†† - 0.0%
Leap Wireless International
Expires 03/17/15*	78	196
Cubist Pharmaceuticals, Inc.
Expires 12/31/16*	72	47
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	10	6
Central European Media Enterprises Ltd.
Expires 07/15/14*	1	–
Total Rights
(Cost $167)		249

	Face Amount
REPURCHASE AGREEMENTS††,1 - 21.8%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$228,577	228,577
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	177,690	177,690
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	177,690	177,690
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	177,690	177,690
Total Repurchase Agreements
(Cost $761,647)		761,647
Total Investments - 86.8%
(Cost $1,994,650)		$3,030,060
Other Assets & Liabilities, net - 13.2%		459,934
Total Net Assets - 100.0%		$3,489,994

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $817,040)	7	$(12,785)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††,2
Barclays Bank plc April 2014 Russell 2000 Index Swap, Terminating 04/30/14 (Notional Value $2,611,610)	2,226	$47,274
Goldman Sachs International April 2014 Russell 2000 Index Swap, Terminating 04/29/14 (Notional Value $617,931)	527	9,777
Credit Suisse Capital, LLC April 2014 Russell 2000 Index Swap, Terminating 04/28/14 (Notional Value $686,440)	585	9,019
(Total Notional Value $3,915,981)		$66,070

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 60.3%
Information Technology - 11.2%
Apple, Inc.	794	$426,173
Microsoft Corp.	6,700	274,633
Google, Inc. — Class A*	246	274,169
International Business Machines Corp.	874	168,236
Oracle Corp.	3,074	125,757
QUALCOMM, Inc.	1,499	118,212
Intel Corp.	4,416	113,976
Cisco Systems, Inc.	4,576	102,548
Visa, Inc. — Class A	446	96,273
Facebook, Inc. — Class A*	1,512	91,083
MasterCard, Inc. — Class A	907	67,753
eBay, Inc.*	1,032	57,008
Hewlett-Packard Co.	1,679	54,332
EMC Corp.	1,802	49,393
Texas Instruments, Inc.	958	45,170
Accenture plc — Class A	564	44,962
Automatic Data Processing, Inc.	431	33,299
Yahoo!, Inc.*	831	29,833
Salesforce.com, Inc.*	498	28,431
Cognizant Technology Solutions Corp. — Class A*	542	27,431
Adobe Systems, Inc.*	409	26,888
Corning, Inc.	1,235	25,713
Micron Technology, Inc.*	944	22,335
TE Connectivity Ltd.	366	22,037
Applied Materials, Inc.	1,074	21,931
Intuit, Inc.	247	19,199
Western Digital Corp.	188	17,262
Seagate Technology plc	293	16,455
SanDisk Corp.	202	16,400
Broadcom Corp. — Class A	491	15,457
Analog Devices, Inc.	276	14,667
Fidelity National Information Services, Inc.	260	13,897
Alliance Data Systems Corp.*	51	13,895
Motorola Solutions, Inc.	201	12,922
Fiserv, Inc.*	225	12,755
Xilinx, Inc.	235	12,753
Amphenol Corp. — Class A	136	12,464
Paychex, Inc.	290	12,354
Symantec Corp.	612	12,222
Juniper Networks, Inc.*	448	11,540
Xerox Corp.	992	11,210
NetApp, Inc.	295	10,886
KLA-Tencor Corp.	151	10,440
Altera Corp.	284	10,292
Linear Technology Corp.	206	10,030
Autodesk, Inc.*	200	9,836
Citrix Systems, Inc.*	168	9,648
Akamai Technologies, Inc.*	163	9,488
Red Hat, Inc.*	173	9,166
CA, Inc.	289	8,950
NVIDIA Corp.	494	8,848
Microchip Technology, Inc.	176	8,406
Lam Research Corp.*	147	8,085
Electronic Arts, Inc.*	278	8,065
Western Union Co.	489	8,000
Computer Sciences Corp.	127	7,724
F5 Networks, Inc.*	70	7,464
Harris Corp.	97	7,097
Teradata Corp.*	139	6,837
VeriSign, Inc.*	111	5,984
LSI Corp.	496	5,491
FLIR Systems, Inc.	123	4,428
Total System Services, Inc.	143	4,349
Jabil Circuit, Inc.	171	3,078
Total Information Technology		2,755,620
Financials - 9.9%
Wells Fargo & Co.	4,253	211,545
JPMorgan Chase & Co.	3,364	204,228
Berkshire Hathaway, Inc. — Class B*	1,600	199,952
Bank of America Corp.	9,374	161,233
Citigroup, Inc.	2,692	128,139
American Express Co.	812	73,105
U.S. Bancorp	1,620	69,433
American International Group, Inc.	1,298	64,913
Goldman Sachs Group, Inc.	377	61,772
MetLife, Inc.	1,001	52,852
Simon Property Group, Inc.	280	45,920
PNC Financial Services Group, Inc.	474	41,238
Capital One Financial Corp.	509	39,274
Morgan Stanley	1,248	38,900
Bank of New York Mellon Corp.	1,009	35,608
BlackRock, Inc. — Class A	111	34,907
Prudential Financial, Inc.	407	34,452
ACE Ltd.	300	29,719
American Tower Corp. — Class A	356	29,147
Charles Schwab Corp.	1,037	28,341
State Street Corp.	386	26,846
Travelers Companies, Inc.	312	26,551
Aflac, Inc.	405	25,531
BB&T Corp.	630	25,307
Discover Financial Services	417	24,265
Marsh & McLennan Companies, Inc.	488	24,059
Aon plc	272	22,924
Allstate Corp.	398	22,519
Crown Castle International Corp.	298	21,986
CME Group, Inc. — Class A	285	21,092
Public Storage	125	21,061
IntercontinentalExchange Group, Inc.	102	20,179
Franklin Resources, Inc.	360	19,505
Chubb Corp.	218	19,467
Ameriprise Financial, Inc.	173	19,042
SunTrust Banks, Inc.	477	18,980
T. Rowe Price Group, Inc.	230	18,941
McGraw Hill Financial, Inc.	243	18,541
Prologis, Inc.	442	18,047
Equity Residential	299	17,339
Fifth Third Bancorp	752	17,258
Ventas, Inc.	266	16,112
HCP, Inc.	408	15,826

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 60.3% (continued)
Financials - 9.9% (continued)
Boston Properties, Inc.	138	$15,805
Vornado Realty Trust	160	15,770
Health Care REIT, Inc.	257	15,317
Weyerhaeuser Co.	515	15,115
Invesco Ltd.	388	14,356
AvalonBay Communities, Inc.	109	14,314
Regions Financial Corp.	1,261	14,010
Hartford Financial Services Group, Inc.	397	14,002
M&T Bank Corp.	113	13,707
Moody's Corp.	172	13,643
Host Hotels & Resorts, Inc.	668	13,520
Northern Trust Corp.	197	12,915
Loews Corp.	276	12,158
Progressive Corp.	489	11,844
Lincoln National Corp.	231	11,705
KeyCorp	792	11,278
Principal Financial Group, Inc.	243	11,176
General Growth Properties, Inc.	468	10,296
SLM Corp.	383	9,376
Comerica, Inc.	163	8,443
Kimco Realty Corp.	368	8,052
Unum Group	228	8,051
Leucadia National Corp.	278	7,784
Genworth Financial, Inc. — Class A*	437	7,748
Macerich Co.	122	7,604
XL Group plc — Class A	241	7,531
Huntington Bancshares, Inc.	736	7,338
Plum Creek Timber Company, Inc.	162	6,810
CBRE Group, Inc. — Class A*	243	6,665
Torchmark Corp.	81	6,375
Cincinnati Financial Corp.	128	6,228
E*TRADE Financial Corp.*	260	5,985
Zions Bancorporation	164	5,081
Legg Mason, Inc.	90	4,414
Assurant, Inc.	67	4,352
People's United Financial, Inc.	278	4,134
Hudson City Bancorp, Inc.	418	4,109
NASDAQ OMX Group, Inc.	108	3,990
Apartment Investment & Management Co. — Class A	127	3,838
Total Financials		2,440,895
Health Care - 8.1%
Johnson & Johnson	2,510	246,558
Pfizer, Inc.	5,662	181,863
Merck & Company, Inc.	2,608	148,056
Gilead Sciences, Inc.*	1,366	96,795
Amgen, Inc.	670	82,638
Bristol-Myers Squibb Co.	1,463	76,003
AbbVie, Inc.	1,412	72,577
UnitedHealth Group, Inc.	882	72,315
Biogen Idec, Inc.*	210	64,233
Medtronic, Inc.	886	54,523
Abbott Laboratories	1,370	52,759
Express Scripts Holding Co.*	692	51,961
Eli Lilly & Co.	873	51,385
Celgene Corp.*	363	50,675
Thermo Fisher Scientific, Inc.	344	41,362
McKesson Corp.	201	35,491
Baxter International, Inc.	481	35,392
Allergan, Inc.	264	32,762
Actavis plc*	159	32,730
Covidien plc	401	29,538
Alexion Pharmaceuticals, Inc.*	178	27,079
WellPoint, Inc.	256	25,485
Aetna, Inc.	321	24,065
Regeneron Pharmaceuticals, Inc.*	73	21,920
Stryker Corp.	261	21,264
Cardinal Health, Inc.	300	20,994
Cigna Corp.	247	20,681
Becton Dickinson and Co.	175	20,489
Forest Laboratories, Inc.*	212	19,561
Perrigo Company plc	124	19,178
St. Jude Medical, Inc.	257	16,805
Agilent Technologies, Inc.	293	16,385
Mylan, Inc.*	328	16,016
Boston Scientific Corp.*	1,180	15,954
Vertex Pharmaceuticals, Inc.*	213	15,063
Humana, Inc.	133	14,992
Cerner Corp.*	262	14,738
Intuitive Surgical, Inc.*	32	14,016
Zimmer Holdings, Inc.	146	13,809
AmerisourceBergen Corp. — Class A	202	13,249
Zoetis, Inc.	446	12,907
DaVita HealthCare Partners, Inc.*	162	11,154
CR Bard, Inc.	72	10,655
Waters Corp.*	78	8,456
Varian Medical Systems, Inc.*	94	7,895
Laboratory Corporation of America Holdings*	79	7,759
CareFusion Corp.*	187	7,521
Quest Diagnostics, Inc.	126	7,298
Edwards Lifesciences Corp.*	97	7,194
Hospira, Inc.*	144	6,228
DENTSPLY International, Inc.	124	5,709
PerkinElmer, Inc.	100	4,506
Tenet Healthcare Corp.*	86	3,682
Patterson Companies, Inc.	76	3,174
Total Health Care		1,985,497
Consumer Discretionary - 7.3%
Walt Disney Co.	1,449	116,022
Comcast Corp. — Class A	2,317	115,896
Amazon.com, Inc.*	329	110,716
Home Depot, Inc.	1,250	98,913
McDonald's Corp.	881	86,364
Twenty-First Century Fox, Inc. — Class A	1,724	55,117
Ford Motor Co.	3,496	54,537
Time Warner, Inc.	795	51,937
Priceline Group, Inc.*	43	51,251
Starbucks Corp.	670	49,165
NIKE, Inc. — Class B	662	48,895
Lowe's Companies, Inc.	930	45,477
General Motors Co.	1,159	39,893
TJX Companies, Inc.	628	38,087
Target Corp.	558	33,765

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 60.3% (continued)
Consumer Discretionary - 7.3% (continued)
Time Warner Cable, Inc.	242	$33,198
DIRECTV*	419	32,020
Viacom, Inc. — Class B	359	30,511
CBS Corp. — Class B	489	30,220
Yum! Brands, Inc.	393	29,628
Johnson Controls, Inc.	592	28,014
Netflix, Inc.*	58	20,418
VF Corp.	313	19,368
Macy's, Inc.	325	19,269
Wynn Resorts Ltd.	75	16,661
Omnicom Group, Inc.	228	16,552
Delphi Automotive plc	243	16,490
Discovery Communications, Inc. — Class A*	198	16,375
Michael Kors Holdings Ltd.*	163	15,203
Carnival Corp.	390	14,765
Dollar General Corp.*	265	14,702
AutoZone, Inc.*	27	14,502
O'Reilly Automotive, Inc.*	96	14,245
Starwood Hotels & Resorts Worldwide, Inc.	175	13,930
Ross Stores, Inc.	192	13,738
Chipotle Mexican Grill, Inc. — Class A*	24	13,633
Bed Bath & Beyond, Inc.*	190	13,072
Harley-Davidson, Inc.	196	13,056
BorgWarner, Inc.	201	12,355
L Brands, Inc.	215	12,206
Coach, Inc.	242	12,018
Mattel, Inc.	298	11,953
Genuine Parts Co.	132	11,464
Marriott International, Inc. — Class A	197	11,036
Whirlpool Corp.	72	10,761
Kohl's Corp.	177	10,054
Dollar Tree, Inc.*	186	9,705
The Gap, Inc.	239	9,574
PVH Corp.	76	9,483
CarMax, Inc.*	196	9,173
TripAdvisor, Inc.*	97	8,787
Ralph Lauren Corp. — Class A	54	8,690
Tractor Supply Co.	122	8,616
Tiffany & Co.	98	8,443
Wyndham Worldwide Corp.	113	8,275
Mohawk Industries, Inc.*	59	8,023
Nordstrom, Inc.	124	7,744
News Corp. — Class A*	441	7,594
Scripps Networks Interactive, Inc. — Class A	98	7,439
Newell Rubbermaid, Inc.	243	7,266
H&R Block, Inc.	240	7,246
Harman International Industries, Inc.	64	6,810
Expedia, Inc.	92	6,670
Staples, Inc.	582	6,600
Interpublic Group of Companies, Inc.	375	6,428
PetSmart, Inc.	92	6,338
Best Buy Company, Inc.	239	6,312
Lennar Corp. — Class A	159	6,299
Garmin Ltd.	108	5,968
PulteGroup, Inc.	310	5,949
Darden Restaurants, Inc.	113	5,736
Goodyear Tire & Rubber Co.	219	5,722
Hasbro, Inc.	102	5,673
DR Horton, Inc.	255	5,521
Gannett Company, Inc.	198	5,465
Family Dollar Stores, Inc.	88	5,105
Fossil Group, Inc.*	39	4,548
GameStop Corp. — Class A	101	4,151
Leggett & Platt, Inc.	121	3,949
Urban Outfitters, Inc.*	97	3,538
AutoNation, Inc.*	61	3,247
Cablevision Systems Corp. — Class A	191	3,222
International Game Technology	218	3,065
Graham Holdings Co. — Class B	3	2,111
Total Consumer Discretionary		1,781,937
Industrials - 6.4%
General Electric Co.	8,902	230,472
United Technologies Corp.	748	87,395
3M Co.	564	76,512
Boeing Co.	608	76,298
Union Pacific Corp.	404	75,815
Honeywell International, Inc.	698	64,746
United Parcel Service, Inc. — Class B	630	61,350
Caterpillar, Inc.	566	56,244
Emerson Electric Co.	620	41,417
Danaher Corp.	535	40,125
Lockheed Martin Corp.	242	39,504
FedEx Corp.	249	33,007
Eaton Corporation plc	427	32,076
Precision Castparts Corp.	126	31,848
General Dynamics Corp.	290	31,587
Deere & Co.	326	29,601
Illinois Tool Works, Inc.	343	27,896
Raytheon Co.	282	27,859
Norfolk Southern Corp.	278	27,013
Delta Air Lines, Inc.	750	25,987
CSX Corp.	897	25,986
Northrop Grumman Corp.	194	23,936
Cummins, Inc.	159	23,689
PACCAR, Inc.	314	21,176
Tyco International Ltd.	410	17,384
Waste Management, Inc.	386	16,239
Parker Hannifin Corp.	129	15,443
Rockwell Automation, Inc.	121	15,071
Southwest Airlines Co.	619	14,615
Pentair Ltd.	178	14,123
Ingersoll-Rand plc	227	12,993
WW Grainger, Inc.	50	12,633
Roper Industries, Inc.	91	12,149
Fastenal Co.	244	12,034
Dover Corp.	147	12,017
Stanley Black & Decker, Inc.	140	11,374

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 60.3% (continued)
Industrials - 6.4% (continued)
Nielsen Holdings N.V.	252	$11,246
AMETEK, Inc.	213	10,967
Fluor Corp.	138	10,727
Kansas City Southern	98	10,002
Textron, Inc.	253	9,940
Rockwell Collins, Inc.	119	9,481
Flowserve Corp.	120	9,401
L-3 Communications Holdings, Inc.	79	9,334
Stericycle, Inc.*	78	8,862
Pall Corp.	98	8,768
Republic Services, Inc. — Class A	244	8,335
Jacobs Engineering Group, Inc.*	114	7,239
Expeditors International of Washington, Inc.	182	7,213
Equifax, Inc.	106	7,211
Masco Corp.	320	7,107
Quanta Services, Inc.*	190	7,011
CH Robinson Worldwide, Inc.	129	6,758
Xylem, Inc.	169	6,155
Snap-on, Inc.	48	5,447
Cintas Corp.	89	5,306
Joy Global, Inc.	90	5,220
ADT Corp.	168	5,032
Robert Half International, Inc.	119	4,992
Pitney Bowes, Inc.	181	4,704
Allegion plc	82	4,278
Iron Mountain, Inc.	148	4,080
Ryder System, Inc.	43	3,437
Dun & Bradstreet Corp.	30	2,981
Total Industrials		1,578,848
Energy - 6.1%
Exxon Mobil Corp.	3,831	374,212
Chevron Corp.	1,698	201,909
Schlumberger Ltd.	1,162	113,295
ConocoPhillips	1,091	76,752
Occidental Petroleum Corp.	707	67,370
EOG Resources, Inc.	244	47,865
Halliburton Co.	755	44,462
Phillips 66	521	40,149
Anadarko Petroleum Corp.	448	37,972
National Oilwell Varco, Inc.	377	29,357
Apache Corp.	346	28,701
Valero Energy Corp.	476	25,276
Baker Hughes, Inc.	388	25,228
Williams Companies, Inc.	611	24,794
Pioneer Natural Resources Co.	124	23,205
Devon Energy Corp.	338	22,622
Noble Energy, Inc.	316	22,449
Marathon Petroleum Corp.	257	22,369
Spectra Energy Corp.	597	22,053
Marathon Oil Corp.	619	21,987
Hess Corp.	239	19,808
Kinder Morgan, Inc.	597	19,397
Southwestern Energy Co.*	312	14,355
Cabot Oil & Gas Corp.	376	12,739
Equities Corp.	131	12,703
Transocean Ltd.	302	12,485
Range Resources Corp.	147	12,197
Cameron International Corp.*	194	11,983
Chesapeake Energy Corp.	448	11,478
ONEOK, Inc.	186	11,021
FMC Technologies, Inc.*	209	10,929
Ensco plc — Class A	207	10,925
Helmerich & Payne, Inc.	94	10,111
Murphy Oil Corp.	158	9,932
CONSOL Energy, Inc.	201	8,030
Noble Corporation plc	230	7,530
Tesoro Corp.	116	5,868
Nabors Industries Ltd.	229	5,645
Denbury Resources, Inc.	315	5,166
QEP Resources, Inc.	163	4,799
First Solar, Inc.*	65	4,536
Peabody Energy Corp.	244	3,987
Rowan Companies plc — Class A*	111	3,738
Newfield Exploration Co.*	117	3,669
Diamond Offshore Drilling, Inc.	66	3,218
Total Energy		1,508,276
Consumer Staples - 5.8%
Procter & Gamble Co.	2,408	194,084
Coca-Cola Co.	3,366	130,130
Philip Morris International, Inc.	1,410	115,437
PepsiCo, Inc.	1,356	113,226
Wal-Mart Stores, Inc.	1,433	109,524
CVS Caremark Corp.	1,045	78,229
Altria Group, Inc.	1,772	66,326
Mondelez International, Inc. — Class A	1,512	52,240
Walgreen Co.	780	51,503
Colgate-Palmolive Co.	779	50,533
Costco Wholesale Corp.	389	43,444
Kimberly-Clark Corp.	334	36,824
Kraft Foods Group, Inc.	526	29,509
General Mills, Inc.	551	28,553
Archer-Daniels-Midland Co.	582	25,253
Kroger Co.	462	20,166
Sysco Corp.	517	18,679
Lorillard, Inc.	321	17,360
Whole Foods Market, Inc.	335	16,988
Mead Johnson Nutrition Co. — Class A	182	15,131
Estee Lauder Companies, Inc. — Class A	225	15,048
Reynolds American, Inc.	279	14,904
Kellogg Co.	226	14,172
Hershey Co.	130	13,572
Keurig Green Mountain, Inc.	120	12,671
Brown-Forman Corp. — Class B	140	12,556
Constellation Brands, Inc. — Class A*	144	12,236
Beam, Inc.	146	12,162
ConAgra Foods, Inc.	377	11,698
Clorox Co.	120	10,561
Tyson Foods, Inc. — Class A	235	10,342
Coca-Cola Enterprises, Inc.	211	10,077
Dr Pepper Snapple Group, Inc.	177	9,639
JM Smucker Co.	94	9,141

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 60.3% (continued)
Consumer Staples - 5.8% (continued)
Molson Coors Brewing Co. — Class B	146	$8,594
McCormick & Company, Inc.	116	8,322
Monster Beverage Corp.*	118	8,195
Safeway, Inc.	205	7,573
Campbell Soup Co.	163	7,315
Hormel Foods Corp.	118	5,814
Avon Products, Inc.	387	5,666
Total Consumer Staples		1,433,397
Materials - 2.1%
EI du Pont de Nemours & Co.	821	55,089
Monsanto Co.	465	52,903
Dow Chemical Co.	1,077	52,331
Praxair, Inc.	264	34,576
LyondellBasell Industries N.V. — Class A	386	34,331
Freeport-McMoRan Copper & Gold, Inc.	923	30,524
Ecolab, Inc.	245	26,457
PPG Industries, Inc.	121	23,409
Air Products & Chemicals, Inc.	191	22,737
International Paper Co.	392	17,985
Mosaic Co.	302	15,100
Sherwin-Williams Co.	74	14,588
Nucor Corp.	283	14,303
CF Industries Holdings, Inc.	54	14,075
Alcoa, Inc.	955	12,291
Eastman Chemical Co.	139	11,983
Newmont Mining Corp.	444	10,407
Sigma-Aldrich Corp.	107	9,992
FMC Corp.	116	8,881
Vulcan Materials Co.	115	7,642
International Flavors & Fragrances, Inc.	75	7,175
Ball Corp.	123	6,741
Airgas, Inc.	63	6,710
Sealed Air Corp.	177	5,817
MeadWestvaco Corp.	151	5,684
Owens-Illinois, Inc.*	148	5,007
Avery Dennison Corp.	88	4,459
Allegheny Technologies, Inc.	99	3,730
Bemis Company, Inc.	91	3,571
United States Steel Corp.	126	3,479
Cliffs Natural Resources, Inc.	133	2,721
Total Materials		524,698
Utilities - 1.9%
Duke Energy Corp.	629	44,797
NextEra Energy, Inc.	390	37,292
Dominion Resources, Inc.	521	36,986
Southern Co.	785	34,493
Exelon Corp.	766	25,707
American Electric Power Company, Inc.	435	22,037
Sempra Energy	198	19,158
PPL Corp.	560	18,558
PG&E Corp.	402	17,366
Public Service Enterprise Group, Inc.	452	17,239
Edison International	292	16,530
Consolidated Edison, Inc.	257	13,788
Xcel Energy, Inc.	444	13,480
Northeast Utilities	284	12,922
FirstEnergy Corp.	374	12,727
DTE Energy Co.	161	11,961
Entergy Corp.	154	10,295
NiSource, Inc.	282	10,019
Wisconsin Energy Corp.	201	9,357
NRG Energy, Inc.	290	9,222
CenterPoint Energy, Inc.	384	9,097
Ameren Corp.	214	8,817
AES Corp.	589	8,411
CMS Energy Corp.	235	6,881
SCANA Corp.	122	6,261
Pinnacle West Capital Corp.	98	5,357
AGL Resources, Inc.	106	5,190
Pepco Holdings, Inc.	219	4,485
Integrys Energy Group, Inc.	74	4,414
TECO Energy, Inc.	184	3,156
Total Utilities		456,003
Telecommunication Services - 1.5%
Verizon Communications, Inc.	3,672	174,677
AT&T, Inc.	4,620	162,023
CenturyLink, Inc.	513	16,847
Frontier Communications Corp.	887	5,056
Windstream Holdings, Inc.	534	4,400
Total Telecommunication Services		363,003
Total Common Stocks
(Cost $8,883,263)		14,828,174

	Face Amount
REPURCHASE AGREEMENTS††,1 - 36.0%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$2,651,768	2,651,768
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	2,061,411	2,061,411
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	2,061,411	2,061,411
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	2,061,411	2,061,411
Total Repurchase Agreements
(Cost $8,836,001)		8,836,001
Total Investments - 96.3%
(Cost $17,719,264)		$23,664,175
Other Assets & Liabilities, net - 3.7%		908,421
Total Net Assets - 100.0%		$24,572,596

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $12,305,700)	132	$101,507

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††,2
Goldman Sachs International April 2014 S&P 500 Index Swap, Terminating 04/29/14 (Notional Value $12,086,592)	6,455	130,591
Barclays Bank plc April 2014 S&P 500 Index Swap, Terminating 04/30/14 (Notional Value $7,895,368)	4,217	62,350
Credit Suisse Capital, LLC April 2014 S&P 500 Index Swap, Terminating 04/28/14 (Notional Value $2,033,608)	1,086	7,931
(Total Notional Value $22,015,568)		$200,872

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer Discretionary - 28.2%
TripAdvisor, Inc.*	16,247	$1,471,816
Michael Kors Holdings Ltd.*	14,900	1,389,723
Chipotle Mexican Grill, Inc. — Class A*	2,400	1,363,320
Netflix, Inc.*	3,704	1,303,919
Wynn Resorts Ltd.	5,328	1,183,615
Priceline Group, Inc.*	967	1,152,558
News Corp. — Class A*	65,700	1,131,354
Harman International Industries, Inc.	9,800	1,042,720
Goodyear Tire & Rubber Co.	37,900	990,327
DIRECTV*	10,424	796,601
Fossil Group, Inc.*	6,360	741,640
Amazon.com, Inc.*	2,134	718,134
Tractor Supply Co.	9,100	642,733
Comcast Corp. — Class A	12,640	632,253
Wyndham Worldwide Corp.	8,380	613,667
Discovery Communications, Inc. — Class A*	6,226	514,890
BorgWarner, Inc.	8,188	503,316
Interpublic Group of Companies, Inc.	27,700	474,778
Johnson Controls, Inc.	9,600	454,272
NIKE, Inc. — Class B	5,900	435,774
CBS Corp. — Class B	7,010	433,218
Graham Holdings Co. — Class B	600	422,250
Viacom, Inc. — Class B	4,800	407,952
VF Corp.	6,300	389,844
Dollar Tree, Inc.*	6,700	349,606
O'Reilly Automotive, Inc.*	2,300	341,297
Time Warner Cable, Inc.	2,420	331,976
Bed Bath & Beyond, Inc.*	4,600	316,480
Starbucks Corp.	4,300	315,534
Harley-Davidson, Inc.	4,700	313,067
Mohawk Industries, Inc.*	2,100	285,558
TJX Companies, Inc.	4,606	279,354
Total Consumer Discretionary		21,743,546
Information Technology - 15.4%
Facebook, Inc. — Class A*	23,000	1,385,519
Seagate Technology plc	21,618	1,214,067
Western Digital Corp.	11,100	1,019,202
Alliance Data Systems Corp.*	3,400	926,330
Google, Inc. — Class A*	827	921,700
First Solar, Inc.*	13,200	921,228
VeriSign, Inc.*	16,900	911,079
Cognizant Technology Solutions Corp. — Class A*	14,946	756,417
MasterCard, Inc. — Class A	7,400	552,780
Salesforce.com, Inc.*	8,642	493,372
QUALCOMM, Inc.	6,221	490,588
Electronic Arts, Inc.*	16,800	487,368
SanDisk Corp.	5,700	462,783
Fidelity National Information Services, Inc.	6,900	368,805
Visa, Inc. — Class A	1,649	355,953
Yahoo!, Inc.*	9,582	343,994
Micron Technology, Inc.*	13,500	319,410
Total Information Technology		11,930,595
Financials - 14.9%
Huntington Bancshares, Inc.	164,482	1,639,885
KeyCorp	85,900	1,223,216
Fifth Third Bancorp	48,400	1,110,780
Comerica, Inc.	21,300	1,103,340
Prudential Financial, Inc.	10,900	922,685
Discover Financial Services	13,300	773,927
Ameriprise Financial, Inc.	6,610	727,563
SLM Corp.	27,684	677,704
Moody's Corp.	7,947	630,356
Charles Schwab Corp.	21,900	598,527
Torchmark Corp.	5,300	417,110
BlackRock, Inc. — Class A	1,200	377,376
Invesco Ltd.	9,300	344,100
Macerich Co.	5,500	342,815
American Express Co.	3,793	341,484
IntercontinentalExchange Group, Inc.	1,400	276,962
Total Financials		11,507,830
Health Care - 14.7%
Actavis plc*	6,995	1,439,921
Vertex Pharmaceuticals, Inc.*	16,377	1,158,181
Regeneron Pharmaceuticals, Inc.*	3,854	1,157,279
Celgene Corp.*	7,956	1,110,658
Biogen Idec, Inc.*	3,424	1,047,299
Gilead Sciences, Inc.*	13,812	978,718
Boston Scientific Corp.*	61,300	828,776
Alexion Pharmaceuticals, Inc.*	4,620	702,841
Allergan, Inc.	5,200	645,320
Cigna Corp.	7,300	611,229
Perrigo Company plc	3,000	463,980
Thermo Fisher Scientific, Inc.	3,800	456,912
Cerner Corp.*	7,600	427,500
St. Jude Medical, Inc.	6,000	392,340
Total Health Care		11,420,954
Energy - 8.3%
Helmerich & Payne, Inc.	9,300	1,000,308
EOG Resources, Inc.	4,570	896,498
Halliburton Co.	15,200	895,128
Pioneer Natural Resources Co.	4,546	850,738
Cabot Oil & Gas Corp.	23,600	799,568
Range Resources Corp.	6,300	522,711
Noble Energy, Inc.	6,430	456,787
Schlumberger Ltd.	3,900	380,250
Equities Corp.	3,800	368,486
Kinder Morgan, Inc.	9,100	295,659
Total Energy		6,466,133
Industrials - 8.1%
Southwest Airlines Co.	55,555	1,311,654
Delta Air Lines, Inc.	32,500	1,126,125
Textron, Inc.	23,000	903,670
PACCAR, Inc.	10,860	732,398
Robert Half International, Inc.	12,700	532,765
Boeing Co.	3,770	473,097
Pitney Bowes, Inc.	16,000	415,840
Flowserve Corp.	5,100	399,534
Precision Castparts Corp.	1,500	379,140
Total Industrials		6,274,223

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer Staples - 6.1%
Safeway, Inc.	39,500	$1,459,129
Keurig Green Mountain, Inc.	13,400	1,414,906
Constellation Brands, Inc. — Class A*	13,512	1,148,115
Monster Beverage Corp.*	5,579	387,462
Coca-Cola Enterprises, Inc.	6,900	329,544
Total Consumer Staples		4,739,156
Materials - 3.8%
LyondellBasell Industries N.V. — Class A	11,000	978,341
Sealed Air Corp.	19,100	627,817
Ecolab, Inc.	5,296	571,915
Eastman Chemical Co.	5,472	471,741
PPG Industries, Inc.	1,640	317,274
Total Materials		2,967,088
Total Common Stocks
(Cost $62,648,911)		77,049,525

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.8%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$636,616	$636,616
Total Repurchase Agreement
(Cost $636,616)		636,616
Total Investments - 100.3%
(Cost $63,285,527)		$77,686,141
Other Assets & Liabilities, net - (0.3)%		(215,974)
Total Net Assets - 100.0%		$77,470,167

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

plc — Public Limited Company

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 98.8%
Financials - 25.3%
Berkshire Hathaway, Inc. — Class B*	11,710	$1,463,399
Genworth Financial, Inc. — Class A*	62,303	1,104,632
Assurant, Inc.	16,357	1,062,551
Unum Group	24,263	856,727
Hartford Financial Services Group, Inc.	23,475	827,963
American International Group, Inc.	15,936	796,959
MetLife, Inc.	14,863	784,766
XL Group plc — Class A	25,106	784,562
Allstate Corp.	13,586	768,696
Capital One Financial Corp.	7,957	613,962
SunTrust Banks, Inc.	15,166	603,455
Loews Corp.	13,384	589,565
Bank of America Corp.	33,490	576,028
Morgan Stanley	18,072	563,305
PNC Financial Services Group, Inc.	6,118	532,266
JPMorgan Chase & Co.	8,660	525,749
Goldman Sachs Group, Inc.	2,937	481,227
Travelers Companies, Inc.	5,410	460,391
ACE Ltd.	4,444	440,223
Bank of New York Mellon Corp.	12,000	423,480
NASDAQ OMX Group, Inc.	10,877	401,796
Hudson City Bancorp, Inc.	36,360	357,419
BB&T Corp.	8,863	356,027
Wells Fargo & Co.	5,629	279,986
Chubb Corp.	3,060	273,258
Cincinnati Financial Corp.	5,580	271,523
Aflac, Inc.	3,805	239,867
M&T Bank Corp.	1,960	237,748
Progressive Corp.	9,450	228,879
Total Financials		16,906,409
Utilities - 16.0%
NRG Energy, Inc.	30,847	980,935
Exelon Corp.	26,111	876,284
Entergy Corp.	10,650	711,952
Integrys Energy Group, Inc.	11,128	663,786
Pepco Holdings, Inc.	31,372	642,499
FirstEnergy Corp.	15,458	526,036
Edison International	9,170	519,114
AES Corp.	33,130	473,096
PG&E Corp.	10,220	441,504
SCANA Corp.	8,310	426,469
Xcel Energy, Inc.	14,010	425,344
Consolidated Edison, Inc.	7,880	422,762
Public Service Enterprise Group, Inc.	11,023	420,417
DTE Energy Co.	5,390	400,423
PPL Corp.	11,772	390,124
Pinnacle West Capital Corp.	6,820	372,781
AGL Resources, Inc.	7,530	368,669
Northeast Utilities	7,920	360,360
Duke Energy Corp.	4,930	351,115
American Electric Power Company, Inc.	6,390	323,717
TECO Energy, Inc.	17,730	304,070
CMS Energy Corp.	9,430	276,110
Total Utilities		10,677,567
Energy - 15.7%
Nabors Industries Ltd.	51,092	1,259,417
Valero Energy Corp.	23,141	1,228,787
Murphy Oil Corp.	16,380	1,029,647
Phillips 66	12,428	957,702
Hess Corp.	10,150	841,232
Tesoro Corp.	14,860	751,767
Rowan Companies plc — Class A*	16,056	540,766
Apache Corp.	5,370	445,442
Baker Hughes, Inc.	6,797	441,941
Transocean Ltd.	10,520	434,897
Ensco plc — Class A	7,920	418,018
Denbury Resources, Inc.	25,310	415,084
Chevron Corp.	3,407	405,126
Marathon Oil Corp.	10,722	380,845
Noble Corporation plc	10,940	358,176
ConocoPhillips	4,169	293,289
Exxon Mobil Corp.	2,760	269,597
Total Energy		10,471,733
Consumer Discretionary - 8.5%
General Motors Co.	21,230	730,737
AutoNation, Inc.*	13,190	702,104
Staples, Inc.	54,566	618,778
Ford Motor Co.	38,683	603,455
Kohl's Corp.	10,130	575,384
DR Horton, Inc.	22,700	491,455
Target Corp.	8,000	484,080
Whirlpool Corp.	2,691	402,197
PulteGroup, Inc.	20,780	398,768
Carnival Corp.	10,280	389,201
Macy's, Inc.	5,180	307,122
Total Consumer Discretionary		5,703,281
Consumer Staples - 7.7%
Tyson Foods, Inc. — Class A	26,826	1,180,612
Archer-Daniels-Midland Co.	23,633	1,025,436
Kroger Co.	15,169	662,127
Sysco Corp.	14,496	523,740
CVS Caremark Corp.	6,545	489,959
Wal-Mart Stores, Inc.	5,210	398,200
Molson Coors Brewing Co. — Class B	6,480	381,413
Costco Wholesale Corp.	2,610	291,485
ConAgra Foods, Inc.	7,130	221,244
Total Consumer Staples		5,174,216
Health Care - 7.5%
WellPoint, Inc.	13,537	1,347,608
Humana, Inc.	9,210	1,038,151
Aetna, Inc.	10,198	764,544
Express Scripts Holding Co.*	7,510	563,926
UnitedHealth Group, Inc.	6,830	559,992
Cardinal Health, Inc.	7,308	511,414
Quest Diagnostics, Inc.	3,760	217,779
Total Health Care		5,003,414
Materials - 5.9%
Alcoa, Inc.	122,222	1,572,996

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Materials - 5.9% (continued)
Allegheny Technologies, Inc.	11,512	$433,773
Dow Chemical Co.	7,508	364,814
Mosaic Co.	6,710	335,500
International Paper Co.	6,420	294,550
Bemis Company, Inc.	7,230	283,705
Freeport-McMoRan Copper & Gold, Inc.	7,190	237,773
Avery Dennison Corp.	4,510	228,522
Nucor Corp.	4,160	210,246
Total Materials		3,961,879
Information Technology - 5.8%
Hewlett-Packard Co.	29,290	947,824
Xerox Corp.	78,606	888,248
Jabil Circuit, Inc.	47,513	855,234
Computer Sciences Corp.	11,020	670,236
Corning, Inc.	23,113	481,213
Total Information Technology		3,842,755
Industrials - 4.9%
L-3 Communications Holdings, Inc.	5,983	706,891
Ryder System, Inc.	8,294	662,856
Jacobs Engineering Group, Inc.*	8,705	552,769
Fluor Corp.	6,740	523,900
Joy Global, Inc.	5,980	346,840
Deere & Co.	3,050	276,940
Stanley Black & Decker, Inc.	2,800	227,472
Total Industrials		3,297,668
Telecommunication Services - 1.5%
Frontier Communications Corp.[1]	97,596	556,297
CenturyLink, Inc.	12,970	425,935
Total Telecommunication Services		982,232
Total Common Stocks
(Cost $54,001,570)		66,021,154

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$248,688	248,688
Total Repurchase Agreement
(Cost $248,688)		248,688
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	145,388	145,388
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	129,731	129,731
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05%-0.08% due 04/01/14	24,456	24,456
Total Securities Lending Collateral
(Cost $299,575)		299,575
Total Investments - 99.6%
(Cost $54,549,833)		$66,569,417
Other Assets & Liabilities, net - 0.4%		247,801
Total Net Assets - 100.0%		$66,817,218

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

plc — Public Limited Company

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3%
Industrials - 22.4%
Trinity Industries, Inc.	15,980	$1,151,678
United Rentals, Inc.*	8,260	784,204
AO Smith Corp.	17,020	783,260
Kirby Corp.*	7,390	748,238
Corporate Executive Board Co.	9,920	736,362
B/E Aerospace, Inc.*	8,280	718,621
Wabtec Corp.	8,262	640,305
Terex Corp.	13,430	594,949
Alaska Air Group, Inc.	6,047	564,246
Old Dominion Freight Line, Inc.*	9,210	522,576
Towers Watson & Co. — Class A	3,990	455,060
Graco, Inc.	5,340	399,111
Genesee & Wyoming, Inc. — Class A*	3,690	359,111
Fortune Brands Home & Security, Inc.	8,140	342,531
HNI Corp.	9,190	335,986
Lincoln Electric Holdings, Inc.	4,480	322,605
Copart, Inc.*	8,012	291,557
IDEX Corp.	3,360	244,910
Deluxe Corp.	4,340	227,720
J.B. Hunt Transport Services, Inc.	2,810	202,095
Total Industrials		10,425,125
Financials - 19.5%
Synovus Financial Corp.	314,020	1,064,528
SVB Financial Group*	7,790	1,003,196
BancorpSouth, Inc.	36,480	910,541
Cathay General Bancorp	31,055	782,275
Old Republic International Corp.	46,710	766,044
Associated Banc-Corp.	38,740	699,644
Waddell & Reed Financial, Inc. — Class A	8,200	603,684
Signature Bank*	4,066	510,649
CBOE Holdings, Inc.	8,060	456,196
Washington Federal, Inc.	19,307	449,853
Affiliated Managers Group, Inc.*	1,760	352,088
City National Corp.	4,228	332,828
MSCI, Inc. — Class A*	7,460	320,929
East West Bancorp, Inc.	8,000	292,000
Alexander & Baldwin, Inc.	5,810	247,274
Omega Healthcare Investors, Inc.	6,580	220,562
Total Financials		9,012,291
Consumer Discretionary - 19.2%
Under Armour, Inc. — Class A*	7,428	851,546
Tempur Sealy International, Inc.*	16,790	850,749
Wendy's Co.	90,200	822,624
Deckers Outdoor Corp.*	9,730	775,773
Toll Brothers, Inc.*	20,400	732,360
Polaris Industries, Inc.	4,599	642,527
Bally Technologies, Inc.*	8,840	585,826
LKQ Corp.*	18,252	480,940
Jarden Corp.*	7,865	470,563
Brinker International, Inc.	8,180	429,041
Gentex Corp.	12,779	402,922
Hanesbrands, Inc.	4,920	376,282
Brunswick Corp.	7,460	337,863
Scientific Games Corp. — Class A*	21,150	290,390
Domino's Pizza, Inc.	3,200	246,304
Carter's, Inc.	2,773	215,323
Sotheby's	4,900	213,395
DreamWorks Animation SKG, Inc. — Class A*	6,070	161,159
Total Consumer Discretionary		8,885,587
Information Technology - 14.0%
3D Systems Corp.*,1	12,250	724,587
PTC, Inc.*	15,400	545,622
Mentor Graphics Corp.	22,230	489,505
WEX, Inc.*	4,990	474,299
ACI Worldwide, Inc.*	7,800	461,682
Conversant, Inc.*	14,110	397,197
Concur Technologies, Inc.*	3,817	378,150
Cree, Inc.*	6,130	346,713
Ciena Corp.*	13,909	316,291
CoreLogic, Inc.*	10,140	304,605
Trimble Navigation Ltd.*	7,288	283,285
Global Payments, Inc.	3,850	273,774
Fair Isaac Corp.	4,770	263,876
Acxiom Corp.*	7,620	262,090
Advent Software, Inc.	8,740	256,606
NeuStar, Inc. — Class A*	7,583	246,523
CommVault Systems, Inc.*	3,430	222,779
Broadridge Financial Solutions, Inc.	5,720	212,441
Total Information Technology		6,460,025
Health Care - 10.8%
Salix Pharmaceuticals Ltd.*	11,680	1,210,164
Endo International plc*	12,810	879,407
United Therapeutics Corp.*	8,802	827,652
Universal Health Services, Inc. — Class B	6,930	568,745
Align Technology, Inc.*	9,550	494,595
Cubist Pharmaceuticals, Inc.*	5,320	389,158
Covance, Inc.*	3,090	321,051
Charles River Laboratories International, Inc.*	5,300	319,802
Total Health Care		5,010,574
Energy - 8.9%
Patterson-UTI Energy, Inc.	33,430	1,059,062
SM Energy Co.	9,190	655,156
Rosetta Resources, Inc.*	10,350	482,103
Oil States International, Inc.*	4,850	478,210
Oceaneering International, Inc.	5,720	411,039
CARBO Ceramics, Inc.	2,970	409,830
Gulfport Energy Corp.*	4,380	311,768
Dril-Quip, Inc.*	2,660	298,186
Total Energy		4,105,354
Materials - 2.9%
Worthington Industries, Inc.	11,527	440,908
Packaging Corporation of America	6,250	439,813
Eagle Materials, Inc.	4,940	437,980
Total Materials		1,318,701
Consumer Staples - 1.6%
Hain Celestial Group, Inc.*	4,200	384,174

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer Staples - 1.6% (continued)
SUPERVALU, Inc.*	49,650	$339,606
Total Consumer Staples		723,780
Total Common Stocks
(Cost $39,211,120)		45,941,437

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.2%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$88,799	88,799
Total Repurchase Agreement
(Cost $88,799)		88,799
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	208,467	208,467
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	186,016	186,016
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	35,067	35,067
Total Securities Lending Collateral
(Cost $429,550)		429,550
Total Investments - 100.4%
(Cost $39,729,469)		$46,459,786
Other Assets & Liabilities, net - (0.4)%		(198,584)
Total Net Assets - 100.0%		$46,261,202

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

plc — Public Limited Company

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3%
Financials - 19.8%
Reinsurance Group of America, Inc. — Class A	7,636	$608,054
Hanover Insurance Group, Inc.	7,704	473,334
First American Financial Corp.	16,820	446,571
Protective Life Corp.	7,483	393,531
Kemper Corp.	9,268	363,028
Aspen Insurance Holdings Ltd.	8,940	354,918
American Financial Group, Inc.	5,394	311,288
Fidelity National Financial, Inc. — Class A	9,830	309,055
Alleghany Corp.*	720	293,314
Everest Re Group Ltd.	1,803	275,949
WR Berkley Corp.	6,475	269,490
StanCorp Financial Group, Inc.	3,961	264,595
First Niagara Financial Group, Inc.	23,264	219,844
HCC Insurance Holdings, Inc.	4,466	203,158
Astoria Financial Corp.	12,546	173,385
Mercury General Corp.	3,660	164,993
Hancock Holding Co.	3,750	137,437
International Bancshares Corp.	4,896	122,792
Fulton Financial Corp.	9,720	122,278
Janus Capital Group, Inc.	10,300	111,961
Valley National Bancorp	10,660	110,971
New York Community Bancorp, Inc.	6,410	103,009
Total Financials		5,832,955
Information Technology - 18.7%
Ingram Micro, Inc. — Class A*	28,253	835,158
Tech Data Corp.*	12,731	776,082
ManTech International Corp. — Class A	22,630	665,549
Avnet, Inc.	13,500	628,155
Arrow Electronics, Inc.*	10,408	617,819
Vishay Intertechnology, Inc.	29,380	437,174
Lexmark International, Inc. — Class A	8,990	416,147
Science Applications International Corp.	9,910	370,535
Leidos Holdings, Inc.	9,593	339,304
Convergys Corp.	8,220	180,100
Fairchild Semiconductor International, Inc. — Class A*	11,450	157,896
Itron, Inc.*	3,300	117,282
Total Information Technology		5,541,201
Industrials - 15.0%
URS Corp.	12,838	604,155
AECOM Technology Corp.*	18,562	597,140
JetBlue Airways Corp.*	53,894	468,339
AGCO Corp.	6,800	375,088
Oshkosh Corp.	6,170	363,228
Granite Construction, Inc.	8,610	343,797
Manpowergroup, Inc.	4,049	319,183
Brink's Co.	8,932	255,009
Exelis, Inc.	12,100	230,020
KBR, Inc.	6,891	183,852
Esterline Technologies Corp.*	1,670	177,922
Regal-Beloit Corp.	2,350	170,869
Triumph Group, Inc.	2,500	161,450
Werner Enterprises, Inc.	4,760	121,428
UTI Worldwide, Inc.	6,870	72,753
Total Industrials		4,444,233
Consumer Discretionary - 10.3%
Big Lots, Inc.*	11,330	429,067
Abercrombie & Fitch Co. — Class A	8,850	340,725
MDC Holdings, Inc.	10,780	304,858
Rent-A-Center, Inc. — Class A	11,250	299,250
Murphy USA, Inc.*	7,200	292,248
CST Brands, Inc.	8,490	265,228
Apollo Education Group, Inc. — Class A*	6,150	210,576
Aaron's, Inc.	5,870	177,509
Foot Locker, Inc.	3,440	161,611
Ascena Retail Group, Inc.*	8,870	153,274
ANN, Inc.*	3,620	150,158
DeVry Education Group, Inc.	3,490	147,941
JC Penney Company, Inc.*,1	15,320	132,058
Total Consumer Discretionary		3,064,503
Materials - 8.4%
Domtar Corp.	4,780	536,412
Commercial Metals Co.	18,937	357,531
Reliance Steel & Aluminum Co.	4,300	303,838
Steel Dynamics, Inc.	16,696	297,022
Greif, Inc. — Class A	5,110	268,224
Ashland, Inc.	2,630	261,632
Olin Corp.	8,640	238,550
Cabot Corp.	3,787	223,660
Total Materials		2,486,869
Health Care - 7.0%
Health Net, Inc.*	15,991	543,854
Community Health Systems, Inc.*	12,155	476,111
LifePoint Hospitals, Inc.*	7,738	422,108
WellCare Health Plans, Inc.*	5,260	334,115
Owens & Minor, Inc.	8,958	313,799
Total Health Care		2,089,987
Energy - 7.0%
Superior Energy Services, Inc.	16,438	505,632
World Fuel Services Corp.	10,650	469,664
HollyFrontier Corp.	9,470	450,583
Unit Corp.*	3,466	226,607
Tidewater, Inc.	3,738	181,742
Alpha Natural Resources, Inc.*	31,970	135,873
WPX Energy, Inc.*	6,450	116,294
Total Energy		2,086,395
Utilities - 6.6%
Great Plains Energy, Inc.	11,253	304,281
UGI Corp.	6,446	294,002
PNM Resources, Inc.	10,600	286,518
Hawaiian Electric Industries, Inc.	9,790	248,862
Westar Energy, Inc.	5,870	206,389
Atmos Energy Corp.	4,034	190,122
WGL Holdings, Inc.	4,710	188,683
IDACORP, Inc.	2,500	138,675
ONE Gas, Inc.*	3,200	114,976
Total Utilities		1,972,508

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer Staples - 4.9%
Universal Corp.	10,417	$582,206
Dean Foods Co.	21,950	339,347
Ingredion, Inc.	2,650	180,412
United Natural Foods, Inc.*	2,540	180,137
Post Holdings, Inc.*	3,030	167,014
Total Consumer Staples		1,449,116
Telecommunication Services - 1.6%
Telephone & Data Systems, Inc.	18,468	484,046
Total Common Stocks
(Cost $24,869,537)		29,451,813

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$146,559	146,559
Total Repurchase Agreement
(Cost $146,559)		146,559
SECURITIES LENDING COLLATERAL††,3 - 0.2%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	30,423	30,423
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	27,147	27,147
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	5,118	5,118
Total Securities Lending Collateral
(Cost $62,688)		62,688
Total Investments - 100.0%
(Cost $25,078,784)		$29,661,060
Other Assets & Liabilities, net - 0.0%		7,739
Total Net Assets - 100.0%		$29,668,799

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Financials - 22.4%
MB Financial, Inc.	11,477	$355,328
United Community Banks, Inc.*	17,425	338,219
Umpqua Holdings Corp.[1]	16,159	301,204
PrivateBancorp, Inc. — Class A	9,288	283,377
BBCN Bancorp, Inc.	16,514	283,050
HFF, Inc. — Class A	8,359	280,946
HCI Group, Inc.	7,455	271,362
Pinnacle Financial Partners, Inc.	6,926	259,656
Forestar Group, Inc.*	14,365	255,697
Portfolio Recovery Associates, Inc.*	4,370	252,849
Virtus Investment Partners, Inc.*	1,376	238,282
Home BancShares, Inc.	6,749	232,301
BofI Holding, Inc.*	2,600	222,950
First Midwest Bancorp, Inc.	12,940	221,015
PacWest Bancorp[1]	5,106	219,609
Encore Capital Group, Inc.*	4,676	213,693
Bank of the Ozarks, Inc.	3,103	211,190
CoreSite Realty Corp.	6,811	211,141
Sabra Health Care REIT, Inc.	7,483	208,701
Oritani Financial Corp.	13,019	205,830
Wilshire Bancorp, Inc.	17,063	189,399
MarketAxess Holdings, Inc.	3,075	182,102
Boston Private Financial Holdings, Inc.	13,410	181,437
Employers Holdings, Inc.	8,065	163,155
Evercore Partners, Inc. — Class A	2,800	154,700
Glacier Bancorp, Inc.	5,001	145,379
Texas Capital Bancshares, Inc.*	2,031	131,893
eHealth, Inc.*	2,286	116,129
Financial Engines, Inc.	1,740	88,357
First Financial Bankshares, Inc.	1,204	74,395
First Cash Financial Services, Inc.*	1,235	62,318
Total Financials		6,555,664
Information Technology - 20.9%
CalAmp Corp.*	13,952	388,842
Electronics for Imaging, Inc.*	8,765	379,612
XO Group, Inc.*	26,280	266,478
Dealertrack Technologies, Inc.*	5,388	265,036
Interactive Intelligence Group, Inc.*	3,637	263,683
Virtusa Corp.*	7,350	246,299
Manhattan Associates, Inc.*	6,969	244,124
iGATE Corp.*	7,650	241,281
OpenTable, Inc.*	3,033	233,329
Blucora, Inc.*	11,373	223,934
Methode Electronics, Inc.	7,055	216,307
Harmonic, Inc.*	28,612	204,290
Synchronoss Technologies, Inc.*	5,900	202,311
Perficient, Inc.*	11,091	200,969
Monotype Imaging Holdings, Inc.	6,615	199,376
j2 Global, Inc.	3,969	198,648
Synaptics, Inc.*	3,166	190,023
Daktronics, Inc.	12,440	179,012
Measurement Specialties, Inc.*	2,458	166,775
Tyler Technologies, Inc.*	1,883	157,569
LogMeIn, Inc.*	3,290	147,688
Advanced Energy Industries, Inc.*	5,895	144,428
Belden, Inc.	2,025	140,940
Stamps.com, Inc.*	4,026	135,113
Cardtronics, Inc.*	3,210	124,709
FEI Co.	1,155	118,988
NIC, Inc.	5,840	112,770
FARO Technologies, Inc.*	2,045	108,385
MTS Systems Corp.	1,440	98,626
MAXIMUS, Inc.	2,161	96,942
Cognex Corp.*	2,840	96,162
Blackbaud, Inc.	2,520	78,876
comScore, Inc.*	2,335	76,565
Global Payments, Inc.	1	71
Total Information Technology		6,148,161
Consumer Discretionary - 15.6%
Lithia Motors, Inc. — Class A	5,097	338,747
Multimedia Games Holding Company, Inc.*	11,500	333,960
Buffalo Wild Wings, Inc.*	1,842	274,273
MarineMax, Inc.*	17,506	265,916
Winnebago Industries, Inc.*	7,890	216,107
Arctic Cat, Inc.	4,398	210,180
Iconix Brand Group, Inc.*	5,195	204,008
Universal Electronics, Inc.*	4,855	186,383
Lumber Liquidators Holdings, Inc.*	1,975	185,255
Monarch Casino & Resort, Inc.*	9,317	172,644
Red Robin Gourmet Burgers, Inc.*	2,380	170,598
EW Scripps Co. — Class A*	9,216	163,308
Drew Industries, Inc.	2,851	154,524
Capella Education Co.	2,395	151,245
Ruth's Hospitality Group, Inc.	12,101	146,301
Movado Group, Inc.	3,147	143,346
Wolverine World Wide, Inc.	4,820	137,611
Pinnacle Entertainment, Inc.*	5,720	135,564
Papa John's International, Inc.	2,487	129,598
Sonic Corp.*	5,465	124,547
La-Z-Boy, Inc.	4,470	121,137
Steven Madden Ltd.*	3,339	120,137
Hillenbrand, Inc.	3,684	119,104
Sturm Ruger & Company, Inc.	1,830	109,434
Kirkland's, Inc.*	5,255	97,165
Texas Roadhouse, Inc. — Class A	3,557	92,767
American Public Education, Inc.*	2,541	89,138
Total Consumer Discretionary		4,592,997
Health Care - 14.9%
Questcor Pharmaceuticals, Inc.[1]	6,425	417,175
Akorn, Inc.*	16,687	367,114
Anika Therapeutics, Inc.*	6,536	268,629
Acorda Therapeutics, Inc.*	6,981	264,649
ABIOMED, Inc.*,1	10,075	262,353
Natus Medical, Inc.*	10,001	258,026
Cambrex Corp.*	13,375	252,386
Omnicell, Inc.*	8,745	250,281
Ligand Pharmaceuticals, Inc. — Class B*	3,325	223,640
Cantel Medical Corp.	5,695	192,035
Corvel Corp.*	3,658	182,022
Medidata Solutions, Inc.*	3,255	176,877
CryoLife, Inc.	16,460	163,942

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Health Care - 14.9% (continued)
MWI Veterinary Supply, Inc.*	1,050	$163,401
Prestige Brands Holdings, Inc.*	5,745	156,551
NuVasive, Inc.*	3,655	140,389
Medicines Co.*	4,204	119,478
IPC The Hospitalist Company, Inc.*	2,360	115,829
Air Methods Corp.*	1,965	104,990
SurModics, Inc.*	4,585	103,621
West Pharmaceutical Services, Inc.	1,675	73,784
Neogen Corp.*	1,370	61,582
HealthStream, Inc.*	1,978	52,813
Total Health Care		4,371,567
Industrials - 10.6%
Taser International, Inc.*	22,690	415,000
On Assignment, Inc.*	10,269	396,281
GenCorp, Inc.*	18,832	344,061
Saia, Inc.*	8,775	335,293
Dycom Industries, Inc.*	9,600	303,456
DXP Enterprises, Inc.*	2,670	253,463
Federal Signal Corp.*	16,650	248,085
AAON, Inc.	6,390	178,089
CIRCOR International, Inc.	2,140	156,926
EnerSys, Inc.	2,160	149,666
Allegiant Travel Co. — Class A	872	97,603
AZZ, Inc.	1,895	84,669
Mobile Mini, Inc.	1,790	77,614
Apogee Enterprises, Inc.	2,220	73,771
Total Industrials		3,113,977
Energy - 8.5%
Matrix Service Co.*	16,880	570,207
Carrizo Oil & Gas, Inc.*	7,265	388,387
Stone Energy Corp.*	7,430	311,837
C&J Energy Services, Inc.*	10,190	297,140
Tesco Corp.*	14,295	264,458
Era Group, Inc.*	7,829	229,468
Newpark Resources, Inc.*	18,165	207,989
Northern Oil and Gas, Inc.*	11,349	165,922
Geospace Technologies Corp.*	1,100	72,787
Total Energy		2,508,195
Materials - 4.6%
US Silica Holdings, Inc.[1]	14,811	565,335
KapStone Paper and Packaging Corp.*	10,145	292,582
Flotek Industries, Inc.*	7,760	216,117
American Vanguard Corp.	5,775	125,029
HB Fuller Co.	2,080	100,422
Balchem Corp.	1,160	60,459
Total Materials		1,359,944
Consumer Staples - 1.5%
Boston Beer Company, Inc. — Class A*	935	228,822
Inter Parfums, Inc.	5,465	197,888
Total Consumer Staples		426,710
Telecommunication Services - 0.6%
8x8, Inc.*	12,690	137,179
Lumos Networks Corp.	3,720	49,736
Total Telecommunication Services		186,915
Total Common Stocks
(Cost $23,347,160)		29,264,130

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$122,408	122,408
Total Repurchase Agreement
(Cost $122,408)		122,408
SECURITIES LENDING COLLATERAL††,3 - 4.1%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	584,803	584,803
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	521,824	521,824
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	98,373	98,373
Total Securities Lending Collateral
(Cost $1,205,000)		1,205,000
Total Investments - 104.1%
(Cost $24,674,568)		$30,591,538
Other Assets & Liabilities, net - (4.1)%		(1,215,977)
Total Net Assets - 100.0%		$29,375,561

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

REIT — Real Estate Investment Trust

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Industrials - 20.0%
Engility Holdings, Inc.*	7,810	$351,840
CDI Corp.	16,399	281,243
Kelly Services, Inc. — Class A	11,631	276,004
SkyWest, Inc.	20,070	256,093
Titan International, Inc.	13,110	248,959
Atlas Air Worldwide Holdings, Inc.*	6,680	235,604
Griffon Corp.	17,900	213,726
EMCOR Group, Inc.	4,391	205,454
Universal Forest Products, Inc.	3,669	203,042
ABM Industries, Inc.	7,018	201,697
Aegion Corp. — Class A*	7,360	186,282
United Stationers, Inc.	4,073	167,278
Hub Group, Inc. — Class A*	4,100	163,959
AAR Corp.	5,739	148,927
Viad Corp.	5,258	126,402
Heidrick & Struggles International, Inc.	6,083	122,086
Gibraltar Industries, Inc.*	6,264	118,202
Astec Industries, Inc.	2,563	112,541
Insperity, Inc.	3,569	110,568
Briggs & Stratton Corp.	4,895	108,914
Kaman Corp.	2,290	93,157
Curtiss-Wright Corp.	1,190	75,613
Matson, Inc.	2,960	73,082
Mueller Industries, Inc.	2,420	72,576
Quanex Building Products Corp.	3,390	70,105
National Presto Industries, Inc.	843	65,788
Korn/Ferry International*	2,145	63,857
Resources Connection, Inc.	4,345	61,221
Orion Marine Group, Inc.*	4,770	59,959
Total Industrials		4,474,179
Consumer Discretionary - 18.5%
Perry Ellis International, Inc.*	19,464	267,435
Scholastic Corp.	6,545	225,672
Fred's, Inc. — Class A	12,478	224,729
Stage Stores, Inc.	9,070	221,762
VOXX International Corp. — Class A*	16,044	219,482
M/I Homes, Inc.*	9,470	212,317
Group 1 Automotive, Inc.	3,087	202,693
Pep Boys-Manny Moe & Jack*	14,402	183,193
Superior Industries International, Inc.	8,542	175,025
Sonic Automotive, Inc. — Class A	7,384	165,992
Regis Corp.	12,050	165,085
Big 5 Sporting Goods Corp.	9,964	159,922
Career Education Corp.*	21,384	159,525
Brown Shoe Company, Inc.	5,840	154,994
Marcus Corp.	8,482	141,649
Biglari Holdings, Inc.*	270	131,622
Ruby Tuesday, Inc.*	23,387	131,201
Stein Mart, Inc.	8,726	122,251
JAKKS Pacific, Inc.	15,917	114,921
Spartan Motors, Inc.	20,449	105,108
Genesco, Inc.*	1,310	97,687
Standard Pacific Corp.*	10,750	89,333
Christopher & Banks Corp.*	12,551	82,962
Crocs, Inc.*	5,225	81,510
Children's Place Retail Stores, Inc.	1,535	76,458
Meritage Homes Corp.*	1,773	74,253
Sizmek, Inc.*	5,285	56,180
Finish Line, Inc. — Class A	2,008	54,397
Aeropostale, Inc.*	5,863	29,432
Total Consumer Discretionary		4,126,790
Information Technology - 16.1%
Sanmina Corp.*	16,230	283,213
Black Box Corp.	10,875	264,697
CIBER, Inc.*	55,958	256,287
Insight Enterprises, Inc.*	9,455	237,414
Monster Worldwide, Inc.*	31,666	236,862
CACI International, Inc. — Class A*	3,162	233,356
Benchmark Electronics, Inc.*	9,875	223,668
SYNNEX Corp.*	2,965	179,709
ScanSource, Inc.*	4,381	178,613
TTM Technologies, Inc.*	19,250	162,663
Anixter International, Inc.	1,492	151,468
Bel Fuse, Inc. — Class B	6,175	135,233
Super Micro Computer, Inc.*	7,629	132,516
Plexus Corp.*	2,815	112,797
Oplink Communications, Inc.*	5,370	96,445
NETGEAR, Inc.*	2,780	93,769
Ebix, Inc.[1]	5,080	86,716
Rudolph Technologies, Inc.*	6,900	78,729
Diodes, Inc.*	2,930	76,532
Rofin-Sinar Technologies, Inc.*	3,010	72,120
Digi International, Inc.*	7,050	71,558
Kulicke & Soffa Industries, Inc.*	5,580	70,364
Mercury Systems, Inc.*	5,290	69,881
Brooks Automation, Inc.	6,380	69,733
Total Information Technology		3,574,343
Financials - 12.7%
Stewart Information Services Corp.	9,156	321,650
EZCORP, Inc. — Class A*	23,759	256,359
Cash America International, Inc.	6,530	252,842
Calamos Asset Management, Inc. — Class A	14,627	189,127
Piper Jaffray Cos.*	4,098	187,689
United Fire Group, Inc.	6,139	186,319
Infinity Property & Casualty Corp.	2,400	162,312
Navigators Group, Inc.*	2,625	161,149
Horace Mann Educators Corp.	4,451	129,079
Wintrust Financial Corp.	2,380	115,810
Safety Insurance Group, Inc.	2,081	112,062
Susquehanna Bancshares, Inc.	9,650	109,914
Capstead Mortgage Corp.	7,927	100,356
Selective Insurance Group, Inc.	4,251	99,133
Meadowbrook Insurance Group, Inc.	16,589	96,714
Brookline Bancorp, Inc.	9,470	89,207
Provident Financial Services, Inc.	3,580	65,765
SWS Group, Inc.*	8,761	65,532
FNB Corp.	4,630	62,042
ProAssurance Corp.	1,340	59,670
Total Financials		2,822,731
Materials - 8.4%
Olympic Steel, Inc.	8,481	243,405

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Materials - 8.4% (continued)
Materion Corp.	6,874	$233,235
Century Aluminum Co.*	17,129	226,274
AM Castle & Co.*	12,318	180,951
Boise Cascade Co.*	6,040	172,986
A. Schulman, Inc.	4,182	151,639
Kaiser Aluminum Corp.	2,070	147,839
Clearwater Paper Corp.*	1,490	93,379
PH Glatfelter Co.	3,060	83,293
Kraton Performance Polymers, Inc.*	3,090	80,773
Zep, Inc.	4,426	78,340
Neenah Paper, Inc.	1,300	67,236
OM Group, Inc.	1,646	54,680
Stepan Co.	820	52,939
Total Materials		1,866,969
Health Care - 7.9%
PharMerica Corp.*	9,474	265,083
Kindred Healthcare, Inc.	9,860	230,921
Molina Healthcare, Inc.*	5,777	216,983
Magellan Health Services, Inc.*	3,390	201,197
Cross Country Healthcare, Inc.*	21,610	174,392
Centene Corp.*	2,386	148,529
LHC Group, Inc.*	6,412	141,449
Invacare Corp.	6,396	121,972
Almost Family, Inc.*	4,868	112,451
Healthways, Inc.*	4,730	81,072
AMN Healthcare Services, Inc.*	4,900	67,326
Total Health Care		1,761,375
Energy - 7.4%
Green Plains Renewable Energy, Inc.	16,160	484,153
Pioneer Energy Services Corp.*	24,544	317,845
Cloud Peak Energy, Inc.*	10,860	229,580
Exterran Holdings, Inc.	4,210	184,735
Swift Energy Co.*,1	14,241	153,233
Gulf Island Fabrication, Inc.	5,113	110,492
Arch Coal, Inc.	22,830	110,041
SEACOR Holdings, Inc.*	610	52,716
Total Energy		1,642,795
Consumer Staples - 4.8%
Central Garden and Pet Co. — Class A*	39,959	330,461
Seneca Foods Corp. — Class A*	10,001	314,832
Spartan Stores, Inc.	9,243	214,530
Sanderson Farms, Inc.	1,470	115,380
Alliance One International, Inc.*	32,352	94,468
Total Consumer Staples		1,069,671
Utilities - 2.0%
Avista Corp.	4,082	125,113
New Jersey Resources Corp.	2,506	124,799
Laclede Group, Inc.	1,559	73,507
NorthWestern Corp.	1,367	64,837
UIL Holdings Corp.	1,483	54,589
Total Utilities		442,845
Telecommunication Services - 2.0%
Cbeyond, Inc.*	27,648	200,448
USA Mobility, Inc.	7,635	138,728
Atlantic Tele-Network, Inc.	1,530	100,858
Total Telecommunication Services		440,034
Total Common Stocks
(Cost $18,057,524)		22,221,732

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$88,455	88,455
Total Repurchase Agreement
(Cost $88,455)		88,455
SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	55,180	55,180
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	49,238	49,238
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	9,282	9,282
Total Securities Lending Collateral
(Cost $113,700)		113,700
Total Investments - 100.7%
(Cost $18,259,679)		$22,423,887
Other Assets & Liabilities, net - (0.7)%		(162,944)
Total Net Assets - 100.0%		$22,260,943

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 1.5%
Financials - 1.5%
Berkshire Hathaway, Inc. — Class B*	3,070	$383,658
Total Common Stocks
(Cost $296,274)		383,658
EXCHANGE TRADED FUNDS† - 96.9%
United States of America - 72.0%
Powershares QQQ Trust Series 1	16,272	1,426,728
SPDR Dow Jones Industrial Average ETF Trust	8,394	1,378,966
SPDR Barclays Short Term Corporate Bond ETF	33,930	1,043,348
Energy Select Sector SPDR Fund	10,833	964,787
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[1]	8,996	959,064
SPDR S&P MidCap 400 ETF Trust	3,800	952,166
iShares Floating Rate Bond ETF	18,685	947,516
Vanguard Growth ETF	9,971	932,089
Vanguard Large-Capital ETF	10,730	922,995
Financial Select Sector SPDR Fund	34,780	776,985
Vanguard Total Stock Market ETF	7,560	736,873
Vanguard Small-Capital ETF	5,980	675,441
Vanguard Information Technology ETF	7,200	659,016
iShares Core S&P 500 ETF	3,200	602,144
Industrial Select Sector SPDR Fund[1]	10,842	567,362
iShares 1-3 Year Treasury Bond ETF	6,660	562,437
Vanguard Health Care ETF[1]	5,110	546,361
iShares Russell 1000 Growth ETF	6,208	537,240
SPDR Nuveen Barclays Short Term Municipal Bond ETF	21,165	513,442
SPDR Barclays Short Term High Yield Bond ETF	13,483	417,299
SPDR S&P 500 ETF Trust	2,140	400,266
iShares North American Tech-Software ETF[1]	4,494	374,170
Technology Select Sector SPDR Fund	10,046	365,172
iShares Russell Mid-Capital ETF	1,935	299,461
iShares iBoxx $ High Yield Corporate Bond ETF[1]	3,010	284,114
Vanguard Mega Capital Growth ETF[1]	3,800	275,120
Materials Select Sector SPDR Fund	5,580	263,822
PowerShares DB US Dollar Index Bullish Fund*	11,620	249,365
Market Vectors Wide Moat ETF	2,778	81,426
ProShares Short Russell2000*	2,350	38,822
Total United States of America		18,753,997
Global - 20.0%
iShares MSCI EAFE ETF	29,536	1,983,933
iShares MSCI ACWI ex US ETF	29,023	1,351,601
PIMCO Enhanced Short Maturity Exchange-Traded Fund	6,783	687,593
GreenHaven Continuous Commodity Index Fund*	12,480	351,686
PowerShares DB Commodity Index Tracking Fund*	13,111	342,590
iShares MSCI Frontier 100 ETF	8,191	296,924
iShares Global Energy ETF	4,626	202,480
Total Global		5,216,807
Emerging Markets - 2.2%
iShares JP Morgan USD Emerging Markets Bond ETF[1]	2,398	267,185
WisdomTree Emerging Markets SmallCap Dividend Fund[1]	3,350	156,010
WisdomTree Emerging Markets Equity Income Fund	2,790	136,905
Total Emerging Markets		560,100
China - 0.7%
Guggenheim China Small Capital ETF[3]	7,340	186,730
Brazil - 0.6%
iShares MSCI Brazil Capped ETF[1]	3,180	143,164
Italy - 0.5%
iShares MSCI Italy Capped ETF	7,560	133,888
Greece - 0.5%
Global X FTSE Greece 20 ETF	5,120	125,798
Mexico - 0.4%
iShares MSCI Mexico Capped ETF	1,780	113,831
Total Exchange Traded Funds
(Cost $22,062,142)		25,234,315
SHORT TERM INVESTMENTS† - 1.7%
First American Treasury Obligations Fund	453,248	453,248
Total Short Term Investments
(Cost $453,248)		453,248

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 12.1%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	$1,522,926	1,522,926
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	1,358,919	1,358,919
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05%-0.08% due 04/01/14	256,180	256,180
Total Securities Lending Collateral
(Cost $3,138,025)		3,138,025
Total Investments - 112.2%
(Cost $25,949,689)		$29,209,246
Other Assets & Liabilities, net - (12.2)%		(3,169,918)
Total Net Assets - 100.0%		$26,039,328

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Securities lending collateral — See Note 4.
[3]	Investment in a product that pays a management fee to a party related to the advisor.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 54.5%
Freddie Mac[1]
0.02% due 04/09/14	$500,000	$499,997
Federal Home Loan Bank[2]
0.03% due 04/09/14	500,000	499,997
Farmer Mac[2]
0.05% due 04/11/14	500,000	499,993
Total Federal Agency Discount Notes
(Cost $1,499,987)		1,499,987
REPURCHASE AGREEMENTS††,3 - 42.7%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	352,080	352,080
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	273,696	273,696
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	273,696	273,696
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	273,696	273,696
Total Repurchase Agreements
(Cost $1,173,168)		1,173,168
Total Investments - 97.2%
(Cost $2,673,155)		$2,673,155
Other Assets & Liabilities, net - 2.8%		77,150
Total Net Assets - 100.0%		$2,750,305

	Contracts	Unrealized Gain(Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2014 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $4,093,005)	51	$27,520

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International May 2014 U.S. Dollar Index Swap, Terminating 05/23/14[4] (Notional Value $1,426,880)	17,800	$(4,558)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 98.6%
Internet Software & Services - 19.2%
Google, Inc. — Class A*	521	$580,661
Facebook, Inc. — Class A*	6,033	363,428
eBay, Inc.*	4,660	257,418
Yahoo!, Inc.*	5,123	183,916
Baidu, Inc. ADR*	1,146	174,627
Twitter, Inc.*,1	3,340	155,878
LinkedIn Corp. — Class A*	724	133,897
Yandex N.V. — Class A*	4,230	127,704
Qihoo 360 Technology Company Ltd. ADR*	1,280	127,462
NetEase, Inc. ADR	1,880	126,524
SINA Corp.*	2,089	126,196
MercadoLibre, Inc.	1,306	124,214
YY, Inc. ADR*	1,620	123,703
Youku Tudou, Inc. ADR*	4,410	123,656
SouFun Holdings Ltd. ADR	1,650	112,893
Sohu.com, Inc.*	1,670	108,700
Equinix, Inc.*	517	95,562
Akamai Technologies, Inc.*	1,626	94,649
VeriSign, Inc.*	1,540	83,021
IAC/InterActiveCorp	1,050	74,960
Pandora Media, Inc.*	2,400	72,768
Yelp, Inc. — Class A*	910	70,006
CoStar Group, Inc.*	360	67,226
Rackspace Hosting, Inc.*	2,014	66,099
AOL, Inc.*	1,280	56,026
Zillow, Inc. — Class A*	600	52,860
OpenTable, Inc.*	530	40,773
WebMD Health Corp. — Class A*	980	40,572
Gogo, Inc.*	1,830	37,588
Trulia, Inc.*	970	32,204
Total Internet Software & Services		3,835,191
Semiconductors - 16.5%
Intel Corp.	13,479	347,892
Texas Instruments, Inc.	4,596	216,701
Micron Technology, Inc.*	6,493	153,624
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,583	151,812
NXP Semiconductor N.V.*	2,280	134,087
Avago Technologies Ltd.	2,029	130,688
Broadcom Corp. — Class A	4,095	128,911
ARM Holdings plc ADR	2,492	127,017
Marvell Technology Group Ltd.	7,871	123,968
Analog Devices, Inc.	2,317	123,125
Xilinx, Inc.	2,104	114,184
Canadian Solar, Inc.*	3,520	112,781
Linear Technology Corp.	2,135	103,953
Altera Corp.	2,806	101,689
JinkoSolar Holding Company Ltd. ADR*	3,600	100,620
Trina Solar Ltd. ADR*,1	7,340	98,723
Himax Technologies, Inc. ADR	8,290	95,501
Maxim Integrated Products, Inc.	2,846	94,260
NVIDIA Corp.	5,253	94,081
Microchip Technology, Inc.	1,952	93,228
Freescale Semiconductor Ltd.*	3,350	81,774
Skyworks Solutions, Inc.*	2,072	77,741
LSI Corp.	6,955	76,992
Cree, Inc.*	1,360	76,922
First Solar, Inc.*	1,042	72,721
ON Semiconductor Corp.*	6,620	62,228
SunPower Corp. — Class A*	1,780	57,423
Atmel Corp.*	6,800	56,848
RF Micro Devices, Inc.*	5,720	45,074
Synaptics, Inc.*	750	45,015
Total Semiconductors		3,299,583
Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	1,269	681,122
Hewlett-Packard Co.	7,346	237,717
EMC Corp.	8,328	228,270
Seagate Technology plc	2,820	158,371
Western Digital Corp.	1,571	144,249
SanDisk Corp.	1,574	127,793
Nokia Oyj ADR*	16,820	123,459
BlackBerry Ltd.*	14,496	117,128
NetApp, Inc.	2,928	108,043
3D Systems Corp.*,1	1,280	75,712
NCR Corp.*	2,070	75,659
Stratasys Ltd.*	630	66,837
Lexmark International, Inc. — Class A	1,120	51,845
Total Technology Hardware, Storage & Peripherals		2,196,205
Systems Software - 10.6%
Microsoft Corp.	13,640	559,103
Oracle Corp.	10,579	432,787
VMware, Inc. — Class A*	1,908	206,102
Check Point Software Technologies Ltd.*	1,834	124,033
CA, Inc.	3,613	111,895
Symantec Corp.	5,550	110,834
FireEye, Inc.*	1,520	93,586
Red Hat, Inc.*	1,759	93,192
ServiceNow, Inc.*	1,420	85,086
NetSuite, Inc.*	830	78,709
MICROS Systems, Inc.*	1,180	62,457
Tableau Software, Inc. — Class A*	810	61,625
Fortinet, Inc.*	2,550	56,177
CommVault Systems, Inc.*	780	50,661
Total Systems Software		2,126,247
Data Processing & Outsourced Services - 10.2%
Visa, Inc. — Class A	1,656	357,463
MasterCard, Inc. — Class A	3,770	281,619
Automatic Data Processing, Inc.	2,423	187,201
Paychex, Inc.	2,821	120,175
Fidelity National Information Services, Inc.	2,241	119,781
Fiserv, Inc.*	2,030	115,081
Xerox Corp.	10,053	113,599
Alliance Data Systems Corp.*	413	112,522
FleetCor Technologies, Inc.*	810	93,231
Western Union Co.	5,580	91,289
Computer Sciences Corp.	1,469	89,345
Total System Services, Inc.	2,390	72,680
Vantiv, Inc. — Class A*	2,350	71,017

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Data Processing & Outsourced Services - 10.2% (continued)
Global Payments, Inc.	960	$68,266
Broadridge Financial Solutions, Inc.	1,760	65,366
VeriFone Systems, Inc.*	1,690	57,156
NeuStar, Inc. — Class A*	1,300	42,263
Total Data Processing & Outsourced Services		2,058,054
Application Software - 8.6%
Salesforce.com, Inc.*	3,124	178,350
Adobe Systems, Inc.*	2,636	173,291
Intuit, Inc.	1,835	142,635
SAP AG ADR	1,597	129,852
Workday, Inc. — Class A*	1,320	120,688
Autodesk, Inc.*	2,047	100,671
Citrix Systems, Inc.*	1,654	94,989
ANSYS, Inc.*	1,100	84,722
Splunk, Inc.*	1,080	77,209
Synopsys, Inc.*	1,890	72,595
Nuance Communications, Inc.*	4,190	71,942
Concur Technologies, Inc.*	710	70,340
FactSet Research Systems, Inc.	610	65,764
Cadence Design Systems, Inc.*	4,160	64,646
PTC, Inc.*	1,750	62,003
Informatica Corp.*	1,612	60,901
Ultimate Software Group, Inc.*	420	57,540
TIBCO Software, Inc.*	2,645	53,746
Qlik Technologies, Inc.*	1,700	45,203
Total Application Software		1,727,087
Communications Equipment - 7.8%
QUALCOMM, Inc.	4,517	356,212
Cisco Systems, Inc.	14,923	334,425
Motorola Solutions, Inc.	1,881	120,929
Juniper Networks, Inc.*	4,155	107,033
Harris Corp.	1,170	85,597
F5 Networks, Inc.*	780	83,171
Brocade Communications Systems, Inc.*	6,160	65,358
Palo Alto Networks, Inc.*	950	65,170
ARRIS Group, Inc.*	2,140	60,305
JDS Uniphase Corp.*	3,904	54,656
Riverbed Technology, Inc.*	2,754	54,281
Ubiquiti Networks, Inc.*	1,188	54,018
Finisar Corp.*	1,780	47,188
Ciena Corp.*	2,026	46,071
Aruba Networks, Inc.*	2,243	42,056
Total Communications Equipment		1,576,470
IT Consulting & Other Services - 5.5%
International Business Machines Corp.	2,287	440,225
Cognizant Technology Solutions Corp. — Class A*	3,456	174,908
Accenture plc — Class A	1,927	153,620
Infosys Ltd. ADR	2,290	124,072
Teradata Corp.*	1,732	85,197
Gartner, Inc.*	1,100	76,384
Leidos Holdings, Inc.	1,397	49,412
Total IT Consulting & Other Services		1,103,818
Semiconductor Equipment - 2.8%
Applied Materials, Inc.	7,331	149,699
ASML Holding N.V. — Class G	1,321	123,329
KLA-Tencor Corp.	1,480	102,327
Lam Research Corp.*	1,605	88,275
Teradyne, Inc.*	2,970	59,073
GT Advanced Technologies, Inc.*	2,470	42,114
SunEdison, Inc.*	117	2,204
Total Semiconductor Equipment		567,021
Electronic Manufacturing Services - 1.8%
TE Connectivity Ltd.	2,280	137,279
Trimble Navigation Ltd.*	2,540	98,730
Flextronics International Ltd.*	7,750	71,610
Jabil Circuit, Inc.	3,352	60,336
Total Electronic Manufacturing Services		367,955
Electronic Components - 1.7%
Corning, Inc.	8,181	170,328
Amphenol Corp. — Class A	1,284	117,679
InvenSense, Inc. — Class A*	1,840	43,553
Total Electronic Components		331,560
Home Entertainment Software - 1.5%
Activision Blizzard, Inc.	5,725	117,020
Electronic Arts, Inc.*	3,121	90,540
Zynga, Inc. — Class A*	13,400	57,620
Take-Two Interactive Software, Inc.*	2,080	45,614
Total Home Entertainment Software		310,794
Technology Distributors - 1.1%
Avnet, Inc.	1,690	78,636
Arrow Electronics, Inc.*	1,280	75,981
Ingram Micro, Inc. — Class A*	2,250	66,510
Total Technology Distributors		221,127
Electronic Equipment & Instruments - 0.4%
FLIR Systems, Inc.	1,960	70,560
Total Common Stocks
(Cost $13,686,370)		19,791,672

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$109,314	109,314
Total Repurchase Agreement
(Cost $109,314)		109,314

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 1.1%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	$110,118	$110,118
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	98,259	98,259
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	18,523	18,523
Total Securities Lending Collateral
(Cost $226,900)		226,900
Total Investments - 100.2%
(Cost $14,022,584)		$20,127,886
Other Assets & Liabilities, net - (0.2)%		(43,016)
Total Net Assets - 100.0%		$20,084,870

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Communications Equipment - 41.5%
QUALCOMM, Inc.	3,146	$248,094
Cisco Systems, Inc.	10,407	233,222
Motorola Solutions, Inc.	1,310	84,220
Juniper Networks, Inc.*	2,896	74,601
Harris Corp.	812	59,406
F5 Networks, Inc.*	543	57,900
Brocade Communications Systems, Inc.*	4,296	45,581
Palo Alto Networks, Inc.*	661	45,345
Telefonaktiebolaget LM Ericsson ADR	3,358	44,762
EchoStar Corp. — Class A*	920	43,755
ARRIS Group, Inc.*	1,491	42,016
JDS Uniphase Corp.*	2,724	38,136
Riverbed Technology, Inc.*	1,921	37,863
Ubiquiti Networks, Inc.*	826	37,558
ViaSat, Inc.*	543	37,489
Sierra Wireless, Inc.*	1,635	35,692
Finisar Corp.*	1,242	32,925
Ciena Corp.*	1,414	32,154
Polycom, Inc.*	2,184	29,964
Aruba Networks, Inc.*	1,563	29,306
Plantronics, Inc.	653	29,026
InterDigital, Inc.	765	25,329
ADTRAN, Inc.	1,015	24,776
NETGEAR, Inc.*	688	23,206
Infinera Corp.*	2,393	21,728
CalAmp Corp.*	753	20,986
Ruckus Wireless, Inc.*	1,640	19,942
Total Communications Equipment		1,454,982
Integrated Telecommunication Services - 26.1%
Verizon Communications, Inc.	6,323	300,786
AT&T, Inc.	8,248	289,257
CenturyLink, Inc.	2,897	95,137
Frontier Communications Corp.	8,988	51,232
Windstream Holdings, Inc.[1]	5,717	47,108
Telefonica Brasil S.A. ADR	2,133	45,305
BCE, Inc.	958	41,328
Telefonica S.A. ADR	2,530	39,949
Total Integrated Telecommunication Services		910,102
Wireless Telecommunication Services - 21.8%
Sprint Corp.*	13,848	127,264
T-Mobile US, Inc.	3,342	110,386
Vodafone Group plc ADR	2,229	82,049
SBA Communications Corp. — Class A*	805	73,223
America Movil SAB de CV ADR	2,990	59,441
Mobile Telesystems OJSC ADR	3,071	53,712
China Mobile Ltd. ADR	1,147	52,292
Tim Participacoes S.A. ADR	1,679	43,587
VimpelCom Ltd. ADR	4,800	43,344
SK Telecom Company Ltd. ADR	1,900	42,883
Rogers Communications, Inc. — Class B	996	41,274
Telephone & Data Systems, Inc.	1,367	35,829
Total Wireless Telecommunication Services		765,284
Alternative Carriers - 3.9%
Level 3 Communications, Inc.*	1,658	64,894
tw telecom, Inc. — Class A*	1,441	45,046
Cogent Communications Group, Inc.	789	28,033
Total Alternative Carriers		137,973
Technology Hardware, Storage & Peripherals - 3.2%
BlackBerry Ltd.*	7,316	59,113
Nokia Oyj ADR*	7,180	52,701
Total Technology Hardware, Storage & Peripherals		111,814
Specialized REITs - 3.0%
Crown Castle International Corp.	1,446	106,686
Total Common Stocks
(Cost $2,603,531)		3,486,841
RIGHTS†† - 0.1%
Leap Wireless International
Expires 03/17/15*	964	2,429
Total Rights
(Cost $2,232)		2,429

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$11,516	11,516
Total Repurchase Agreement
(Cost $11,516)		11,516
SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	8,663	8,663
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	7,730	7,730
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	1,457	1,457
Total Securities Lending Collateral
(Cost $17,850)		17,850
Total Investments - 100.4%
(Cost $2,635,129)		$3,518,636
Other Assets & Liabilities, net - (0.4)%		(14,819)
Total Net Assets - 100.0%		$3,503,817

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Auto Parts & Equipment - 19.4%
Johnson Controls, Inc.	12,396	$586,580
BorgWarner, Inc.	6,300	387,262
Delphi Automotive plc	5,570	377,980
TRW Automotive Holdings Corp.*	3,870	315,869
Magna International, Inc.	2,980	287,004
Autoliv, Inc.	2,860	287,001
Lear Corp.	3,243	271,504
Allison Transmission Holdings, Inc.	8,150	244,011
Gentex Corp.	7,110	224,178
Visteon Corp.*	2,469	218,358
Dana Holding Corp.	8,760	203,845
Tenneco, Inc.*	3,320	192,792
Dorman Products, Inc.*	2,600	153,556
American Axle & Manufacturing Holdings, Inc.*	6,550	121,306
Total Auto Parts & Equipment		3,871,246
Railroads - 16.7%
Union Pacific Corp.	5,124	961,570
Norfolk Southern Corp.	5,890	572,331
CSX Corp.	19,676	570,014
Kansas City Southern	3,472	354,352
Canadian Pacific Railway Ltd.	2,154	324,026
Canadian National Railway Co.	5,034	283,011
Genesee & Wyoming, Inc. — Class A*	2,459	239,310
Total Railroads		3,304,614
Airlines - 16.3%
Delta Air Lines, Inc.	16,752	580,457
American Airlines Group, Inc.*	11,963	437,846
Southwest Airlines Co.	17,987	424,673
United Continental Holdings, Inc.*	9,457	422,066
Copa Holdings S.A. — Class A	2,146	311,578
Ryanair Holdings plc ADR*	4,640	272,878
Alaska Air Group, Inc.	2,842	265,187
Spirit Airlines, Inc.*	3,520	209,088
JetBlue Airways Corp.*	19,280	167,543
Allegiant Travel Co. — Class A	1,340	149,986
Total Airlines		3,241,302
Automobile Manufacturers - 14.4%
Ford Motor Co.	52,345	816,582
General Motors Co.	22,050	758,961
Tesla Motors, Inc.*,1	2,400	500,280
Tata Motors Ltd. ADR	8,520	301,693
Toyota Motor Corp. ADR	2,540	286,766
Thor Industries, Inc.	3,121	190,568
Total Automobile Manufacturers		2,854,850
Air Freight & Logistics - 13.3%
United Parcel Service, Inc. — Class B	10,287	1,001,747
FedEx Corp.	5,052	669,693
Expeditors International of Washington, Inc.	7,610	301,584
CH Robinson Worldwide, Inc.	5,712	299,252
Hub Group, Inc. — Class A*	3,230	129,168
XPO Logistics, Inc.*	4,250	124,993
UTI Worldwide, Inc.	10,000	105,900
Total Air Freight & Logistics		2,632,337
Trucking - 12.3%
Hertz Global Holdings, Inc.*	13,722	365,554
J.B. Hunt Transport Services, Inc.	4,340	312,133
Old Dominion Freight Line, Inc.*	4,107	233,031
Avis Budget Group, Inc.*	4,767	232,153
Ryder System, Inc.	2,736	218,661
Swift Transportation Co. — Class A*	7,900	195,525
Landstar System, Inc.	2,946	174,462
Con-way, Inc.	3,929	161,403
Heartland Express, Inc.	6,620	150,208
Knight Transportation, Inc.	6,360	147,107
Werner Enterprises, Inc.	5,630	143,621
Arkansas Best Corp.	2,800	103,460
Total Trucking		2,437,318
Motorcycle Manufacturers - 3.2%
Harley-Davidson, Inc.	5,960	396,996
Kandi Technologies Group, Inc.*,1	14,080	230,912
Total Motorcycle Manufacturers		627,908
Tires & Rubber - 2.0%
Goodyear Tire & Rubber Co.	10,055	262,737
Cooper Tire & Rubber Co.	5,440	132,192
Total Tires & Rubber		394,929
Marine - 1.2%
Kirby Corp.*	2,415	244,519
Airport Services - 1.0%
Macquarie Infrastructure Company LLC	3,350	191,855
Total Common Stocks
(Cost $12,545,017)		19,800,878

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$108,615	108,615
Total Repurchase Agreement
(Cost $108,615)		108,615

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 2.2%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	$211,002	$211,002
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	188,279	188,279
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	35,494	35,494
Total Securities Lending Collateral
(Cost $434,775)		434,775
Total Investments - 102.5%
(Cost $13,088,407)		$20,344,268
Other Assets & Liabilities, net - (2.5)%		(493,020)
Total Net Assets - 100.0%		$19,851,248

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 57.8%
Farmer Mac[1]
0.10% due 04/08/14	$10,000,000	$9,999,805
0.06% due 04/16/14	5,000,000	4,999,875
0.07% due 05/02/14	5,000,000	4,999,699
Total Farmer Mac		19,999,379
Freddie Mac[2]
0.12% due 06/10/14	10,000,000	9,997,763
0.09% due 06/17/14	5,000,000	4,999,038
Total Freddie Mac		14,996,801
Fannie Mae[2]
0.08% due 07/14/14	10,000,000	9,997,689
0.08% due 07/09/14	5,000,000	4,998,900
Total Fannie Mae		14,996,589
Federal Home Loan Bank[1]
0.08% due 04/08/14	5,000,000	4,999,922
Federal Farm Credit Bank[1]
0.05% due 04/30/14	5,000,000	4,999,799
Total Federal Agency Discount Notes
(Cost $59,992,490)		59,992,490
REPURCHASE AGREEMENTS††,3 - 39.8%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	12,406,223	12,406,223
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	9,644,261	9,644,261
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	9,644,261	9,644,261
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	9,644,261	9,644,261
Total Repurchase Agreements
(Cost $41,339,006)		41,339,006
Total Investments - 97.6%
(Cost $101,331,496)		$101,331,496
Other Assets & Liabilities, net - 2.4%		2,480,370
Total Net Assets - 100.0%		$103,811,867

††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Electric Utilities - 45.1%
Duke Energy Corp.	7,694	$547,967
NextEra Energy, Inc.	5,154	492,824
Southern Co.	10,925	480,045
Exelon Corp.	12,327	413,694
American Electric Power Company, Inc.	7,617	385,877
PPL Corp.	10,591	350,986
Edison International	5,960	337,396
Xcel Energy, Inc.	9,886	300,139
FirstEnergy Corp.	8,576	291,841
Northeast Utilities	6,295	286,423
Entergy Corp.	3,945	263,723
OGE Energy Corp.	5,635	207,143
Pinnacle West Capital Corp.	3,463	189,288
ITC Holdings Corp.	4,978	185,928
Pepco Holdings, Inc.	8,570	175,514
Westar Energy, Inc.	4,672	164,268
Cia Energetica de Minas Gerais ADR	23,394	159,079
Great Plains Energy, Inc.	5,825	157,508
Cleco Corp.	2,668	134,947
Enersis S.A. ADR	8,335	129,443
IDACORP, Inc.	2,314	128,358
Hawaiian Electric Industries, Inc.	4,836	122,931
Portland General Electric Co.	3,739	120,919
UNS Energy Corp.	1,979	118,799
ALLETE, Inc.	2,250	117,945
PNM Resources, Inc.	4,177	112,904
UIL Holdings Corp.	2,999	110,393
Total Electric Utilities		6,486,282
Multi-Utilities-33.6%
Dominion Resources, Inc.	6,885	488,767
Sempra Energy	3,794	367,108
Public Service Enterprise Group, Inc.	8,909	339,790
PG&E Corp.	7,644	330,221
Consolidated Edison, Inc.	5,690	305,269
DTE Energy Co.	3,783	281,039
NiSource, Inc.	7,171	254,786
Wisconsin Energy Corp.	5,379	250,392
Ameren Corp.	5,905	243,286
CenterPoint Energy, Inc.	10,199	241,614
CMS Energy Corp.	7,362	215,559
SCANA Corp.	4,037	207,179
Alliant Energy Corp.	3,445	195,710
MDU Resources Group, Inc.	5,696	195,430
Integrys Energy Group, Inc.	2,822	168,332
TECO Energy, Inc.	8,702	149,239
National Grid plc ADR	2,080	142,979
Vectren Corp.	3,538	139,362
Black Hills Corp.	2,119	122,160
NorthWestern Corp.	2,168	102,828
Avista Corp.	3,316	101,635
Total Multi-Utilities		4,842,685
Gas Utilities - 11.3%
National Fuel Gas Co.	2,661	186,377
AGL Resources, Inc.	3,769	184,530
UGI Corp.	3,835	174,914
Atmos Energy Corp.	3,518	165,803
Questar Corp.	6,480	154,094
Piedmont Natural Gas Company, Inc.	3,541	125,316
Southwest Gas Corp.	2,230	119,194
New Jersey Resources Corp.	2,240	111,552
WGL Holdings, Inc.	2,738	109,684
South Jersey Industries, Inc.	1,845	103,486
ONE Gas, Inc.*	2,860	102,760
Laclede Group, Inc.	1,999	94,253
Total Gas Utilities		1,631,963
Independent Power Producers & Energy Traders - 5.8%
NRG Energy, Inc.	7,661	243,619
AES Corp.	17,038	243,303
Calpine Corp.*	10,801	225,849
Dynegy, Inc.*	4,855	121,084
Total Independent Power Producers & Energy Traders		833,855
Water Utilities - 3.6%
American Water Works Company, Inc.	4,771	216,603
Aqua America, Inc.	6,367	159,621
Cia de Saneamento Basico do Estado de Sao Paulo ADR	15,214	140,882
Total Water Utilities		517,106
Total Common Stocks
(Cost $9,363,758)		14,311,891

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$54,638	54,638
Total Repurchase Agreement
(Cost $54,638)		54,638
Total Investments - 99.8%
(Cost $9,418,396)		$14,366,529
Other Assets & Liabilities, net - 0.2%		35,425
Total Net Assets - 100.0%		$14,401,954

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt

plc — Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 34.3%
Freddie Mac[1]
0.02% due 04/09/14	$200,000	$199,999
Federal Home Loan Bank[2]
0.03% due 04/09/14	200,000	199,999
Total Federal Agency Discount Notes
(Cost $399,998)		399,998
REPURCHASE AGREEMENTS††,3 - 55.3%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	193,784	193,784
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	150,641	150,641
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	150,641	150,641
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	150,641	150,641
Total Repurchase Agreements
(Cost $645,707)		645,707
Total Investments - 89.6%
(Cost $1,045,705)		$1,045,705
Other Assets & Liabilities, net - 10.4%		121,706
Total Net Assets - 100.0%		$1,167,411

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2014 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $2,086,630)	26	$(13,310)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International May 2014 U.S. Dollar Index Swap, Terminating 05/23/14[4] (Notional Value $295,836)	3,691	$1,050

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share ("NAV") as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Amerigo Fund	$145,700,519	$–	$12,317,725	$–	$–	$158,018,244
Banking Fund	6,686,006	–	53,582	–	–	6,739,588
Basic Materials Fund	14,019,238	–	336,923	–	–	14,356,161
Biotechnology Fund	30,023,517	–	1,649,973	–	–	31,673,490
Clermont Fund	79,402,433	–	11,798,075	–	–	91,200,508
Commodities Strategy Fund	–	32,189	6,908,230	–	–	6,940,419
Consumer Products Fund	13,248,268	–	112,277	–	–	13,360,545
Dow 2x Strategy Fund	12,508,183	26,554	4,964,815	134,538	–	17,634,090
Electronics Fund	6,400,361	–	131,599	–	–	6,531,960
Energy Fund	23,081,364	–	461,554	–	–	23,542,918
Energy Services Fund	16,311,371	–	497,631	–	–	16,809,002
Europe 1.25x Strategy Fund	3,020,887	–	2,132,245	104,412	–	5,257,544
Financial Services Fund	13,418,741	–	70,079	–	–	13,488,820
Global Managed Futures Strategy Fund	–	147,744	7,620,427	103,734	–	7,871,905
Government Long Bond 1.2x Strategy Fund	8,876,167	222,542	10,679,396	–	–	19,778,105
Health Care Fund	33,632,314	–	419,042	–	–	34,051,356
Internet Fund	14,374,620	–	490,899	–	–	14,865,519
Inverse Dow 2x Strategy Fund	–	–	4,987,463	–	–	4,987,463
Inverse Government Long Bond Strategy Fund	–	6,058	25,926,538	–	–	25,932,596
Inverse Mid-Cap Strategy Fund	–	–	772,450	–	–	772,450
Inverse NASDAQ-100® Strategy Fund	–	–	3,195,157	12,633	–	3,207,790
Inverse Russell 2000® Strategy Fund	–	–	2,381,751	–	–	2,381,751
Inverse S&P 500® Strategy Fund	–	–	5,365,057	–	–	5,365,057
Japan 2x Strategy Fund	–	167,977	2,141,650	–	–	2,309,627
Leisure Fund	11,983,402	–	59,660	–	–	12,043,062
Long Short Equity Fund	29,038,317	–	18,875,812	–	–	47,914,129
Mid-Cap 1.5x Strategy Fund	7,845,322	17,300	4,027,614	101,705	–	11,991,941
Multi-Hedge Strategies Fund	14,395,995	941,307	7,035,767	3,633	–	22,376,702
NASDAQ-100® Fund	63,289,742	–	6,306,113	12,550	–	69,608,405
NASDAQ-100® 2x Strategy Fund	27,718,580	–	2,745,108	252,163	–	30,715,851
Nova Fund	37,785,357	65,373	6,690,940	151,670	–	44,693,340
Precious Metals Fund	27,604,656	–	2,348,472	–	–	29,953,128
Real Estate Fund	21,960,227	–	89,559	–	–	22,049,786
Retailing Fund	5,353,575	–	88,141	–	–	5,441,716
Russell 2000® 1.5x Strategy Fund	9,351,089	20,016	7,121,442	193,063	–	16,685,610
Russell 2000® 2x Strategy Fund	2,267,827	–	762,253	66,070	–	3,096,130
S&P 500® 2x Strategy Fund	14,828,174	101,507	8,836,001	200,872	–	23,966,554
S&P 500® Pure Growth Fund	77,049,525	–	636,616	–	–	77,686,141
S&P 500® Pure Value Fund	66,021,154	–	548,263	–	–	66,569,417
S&P MidCap 400® Pure Growth Fund	45,941,437	–	518,349	–	–	46,459,786
S&P MidCap 400® Pure Value Fund	29,451,813	–	209,247	–	–	29,661,060
S&P SmallCap 600® Pure Growth Fund	29,264,130	–	1,327,408	–	–	30,591,538
S&P SmallCap 600® Pure Value Fund	22,221,732	–	202,155	–	–	22,423,887
Select Allocation Fund	26,071,221	–	3,138,025	–	–	29,209,246
Strengthening Dollar 2x Strategy Fund	–	27,520	2,673,155	–	–	2,700,675
Technology Fund	19,791,672	–	336,214	–	–	20,127,886
Telecommunications Fund	3,486,841	–	31,795	–	–	3,518,636
Transportation Fund	19,800,878	–	543,390	–	–	20,344,268
U.S. Government Money Market Fund	–	–	101,331,496	–	–	101,331,496
Utilities Fund	14,311,891	–	54,638	–	–	14,366,529
Weakening Dollar 2x Strategy Fund	–	–	1,045,705	1,050	–	1,046,755
Liabilities
Europe 1.25x Strategy Fund	$–	$26,219	$–	$–	$–	$26,219
Global Managed Futures Strategy Fund	–	153,776	–	60,071	–	213,847
Inverse Dow 2x Strategy Fund	–	–	–	54,509	–	54,509
Inverse Government Long Bond Strategy Fund	4,597,960	–	–	–	–	4,597,960
Inverse Mid-Cap Strategy Fund	–	–	–	8,974	–	8,974
Inverse NASDAQ-100® Strategy Fund	–	–	–	10,683	–	10,683
Inverse Russell 2000® Strategy Fund	–	–	–	9,771	–	9,771
Inverse S&P 500® Strategy Fund	–	383	–	47,923	–	48,306
Japan 2x Strategy Fund	–	27,814	–	–	–	27,814
Long Short Equity Fund	9,317,139	–	–	–	–	9,317,139
Multi-Hedge Strategies Fund	10,804,860	654,468	–	93,482	–	11,552,810
NASDAQ-100® Fund	–	29,722	–	18,487	–	48,209
NASDAQ-100® 2x Strategy Fund	–	37,723	–	9,209	–	46,932
Russell 2000® 2x Strategy Fund	–	12,785	–	–	–	12,785
Strengthening Dollar 2x Strategy Fund	–	–	–	4,558	–	4,558

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Weakening Dollar 2x Strategy Fund	–	13,310	–	–	–	13,310

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of March 31, 2014, Russell 2000® 1.5x Strategy Fund and Russell 2000® Fund had securities with a total value of $1,262 and $337 respectively, transfer from Level 1 to Level 2 based on a change in availability of market information.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2014, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.01%			0.00%
Due 04/01/14	$31,000,000	$31,000,009	02/15/16 - 11/15/39	$63,496,600	$31,618,997

			Fannie Mae
			1.25%
			09/28/16	1,000.00	1,014

Mizuho Financial Group, Inc.			U.S. Treasury Bills
0.01%			0.00%
Due 04/01/14	61,121,296	61,121,313	02/05/15 - 03/05/15	62,407,100	62,343,821

Deutsche Bank			U.S. Treasury Note
0.02%			0.88%
Due 04/01/14	31,000,000	31,000,017	09/15/16	31,467,100	31,620,055

RBC Capital Markets			U.S. TIP Notes
0.02%			0.13% - 2.38%
Due 04/01/14	31,000,000	31,000,013	04/15/17 - 01/15/25	23,976,900	31,620,108

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 31, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Amerigo Fund	$12,108,367	$12,317,725
Banking Fund	51,505	53,582
Basic Materials Fund	250,262	258,250
Biotechnology Fund	1,497,822	1,526,675
Clermont Fund	11,491,826	11,798,075
Consumer Products Fund	48,680	48,450	*
Electronics Fund	105,810	110,050
Energy Fund	313,165	321,950
Energy Services Fund	408,388	410,725
Europe 1.25x Strategy Fund	473,558	485,600
Health Care Fund	235,008	235,100
Internet Fund	396,096	409,100
Long Short Equity Fund	512,276	523,300
Mid-Cap 1.5x Strategy Fund	43,506	44,375
Multi-Hedge Strategies Fund	34,140	36,000
NASDAQ-100® Fund	291,830	303,450
Precious Metals Fund	1,952,132	2,109,543
Retailing Fund	49,197	50,693
Russell 2000® 1.5x Strategy Fund	12,658	12,983
S&P 500® Pure Value Fund	296,970	299,575

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Value of Securities Loaned	Cash Collateral Received
S&P MidCap 400® Pure Growth Fund	419,965	429,550
S&P MidCap 400® Pure Value Fund	59,909	62,688
S&P SmallCap 600® Pure Growth Fund	1,219,180	1,205,000	*
S&P SmallCap 600® Pure Value Fund	110,576	113,700
Select Allocation Fund	3,079,798	3,138,025
Technology Fund	220,663	226,900
Telecommunications Fund	17,304	17,850
Transportation Fund	418,585	434,775

* Subsequent to March 31, 2014, additional collateral was received.

Cash collateral received was invested in the following joint repurchase agreements at March 31, 2014:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
BNP Paribas Securities Corp.			U.S. TIP Bond
0.05%			0.75%
Due 04/01/14	$17,948,687	$17,948,714	02/15/42	$20,204,996	$18,312,081
HSBC Securities, Inc.			Fannie Mae Strips
0.05%			0.00%
Due 04/01/14	16,015,755	16,015,777	07/15/14 - 01/15/30	20,213,420	16,340,019
Deutsche Bank Securities, Inc.			U.S. Treasury Note/Bond
0.05% - 0.08%			1.75% - 8.75%
Due 04/01/14	3,019,246	3,019,250	05/15/17 - 05/15/23	2,914,104	2,798,682
			Fannie Mae Strip
			0.00%
			05/15/30	542,457	281,835

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

Certain Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

The following Funds utilized derivatives for the following purposes:

	Futures						Swaps
Fund	Index Exposure	Liquidity	Hedging	Leverage	Income	Speculation	Index Exposure	Liquidity
Commodities Strategy Fund	x	x
Dow 2x Strategy Fund	x	x		x			x	x
Europe 1.25x Strategy Fund	x	x		x
Global Managed Futures Strategy Fund	x	x
Government Long Bond 1.2x Strategy Fund	x	x		x
Inverse Dow 2x Strategy Fund				x			x	x
Inverse Government Long Bond Strategy Fund	x	x
Inverse Mid-Cap Strategy Fund	x	x					x	x
Inverse NASDAQ-100® Strategy Fund	x	x					x	x
Inverse Russell 2000® Strategy Fund							x	x
Inverse S&P 500 Strategy Fund	x	x					x	x
Japan 2x Strategy Fund	x	x		x
Mid-Cap 1.5x Strategy Fund	x	x		x			x	x
Multi-Hedge Strategies Fund			x		x	x
NASDAQ-100® Fund							x	x
NASDAQ-100® 2x Strategy Fund	x	x		x			x	x
Nova Fund	x	x					x	x
Russell 2000® 1.5x Strategy Fund	x	x		x			x	x
Russell 2000® 2x Strategy Fund	x	x		x			x	x
S&P 500 2x Strategy Fund	x	x		x			x	x
Strengthening Dollor 2x Strategy Fund	x	x		x			x	x
Weakening Dollar 2x Strategy Fund	x	x		x			x	x

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Rydex Variable Trust

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date    May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date     May 23, 2014

By (Signature and Title)*   /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date    May 23, 2014

* Print the name and title of each signing officer under his or her signature.